UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07584

Rydex Series Funds

(Exact name of registrant as specified in charter)
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)
Mike Byrum
Rydex Series Funds
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code:	301-296-5121

Date of fiscal year end:	March 31, 2010

Date of reporting period:	June 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
Rydex Series Funds NQ
All-Cap Opportunity
Alternative Strategies Allocation
Banking
Basic Materials
Biotechnology
Commodities Strategy
Consumer Products
Electronics
Energy Services
Energy
Essential Portfolio Aggressive
Essential Portfolio Conservative
Essential Portfolio Moderate
Europe 1.25x Strategy
Financial Services
Global 130/130 Strategy
Global Market Neutral
Government Long Bond 1.2x Strategy
Health Care
High Yield Strategy
International Opportunity
Internet
Inverse Government Long Bond Strategy
Inverse High Yield Strategy
Inverse Mid-Cap Strategy
Inverse NASDAQ-100® Strategy
Inverse Russell 2000® Strategy
Inverse S&P 500 Strategy
Japan 2x Strategy
Leisure
Mid-Cap 1.5x Strategy
Multi-Hedge Strategies
NASDAQ-100®
Nova
Precious Metals
Real Estate
Retailing
Russell 2000® 1.5x Strategy
Russell 2000®
S&P 500 Pure Growth
S&P 500 Pure Value
S&P 500
S&P MidCap 400 Pure Value
S&P MidCap 400 Pure Growth
S&P SmallCap 600 Pure Growth
S&P SmallCap 600 Pure Value
Strengthening Dollar 2x Strategy
Technology
Telecommunications
Transportation
US Government Money Market
Utilities
Weakening Dollar 2x Strategy

ALL-CAP OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

COMMON STOCKS 99.8%

CONSUMER DISCRETIONARY 31.7%
Amazon.com, Inc.*	56,400	$4,718,424
Johnson Controls, Inc.	138,700	3,012,564
H&R Block, Inc.	122,600	2,112,398
Magna International, Inc. — Class A	44,900	1,896,576
Priceline.com, Inc.*	15,900	1,773,645
Home Depot, Inc.	74,400	1,758,072
BorgWarner, Inc.	48,500	1,655,305
Liberty Media Corp — Interactive*	300,000	1,503,000
Lowe’s Companies, Inc.	77,400	1,502,334
Weight Watchers International, Inc.	52,498	1,352,873
Autoliv, Inc.	46,700	1,343,559
Expedia, Inc.*	88,500	1,337,235
Goodyear Tire & Rubber Co.*	115,800	1,303,908
Service Corporation International	209,300	1,146,964
Sotheby’s	81,200	1,145,732
Netflix, Inc.*	27,500	1,136,850
TJX Companies, Inc.	35,100	1,104,246
American Public Education, Inc.*	27,700	1,097,197
Staples, Inc.	53,000	1,069,010
Hillenbrand, Inc.	62,937	1,047,272
The Gap, Inc.	62,400	1,023,360
Strayer Education, Inc.	4,600	1,003,306
Best Buy Company, Inc.	29,700	994,653
Apollo Group, Inc. — Class A*	13,600	967,232
TRW Automotive Holdings Corp.*	85,200	962,760
DeVry, Inc.	19,200	960,768
Gentex Corp.	81,400	944,240
K12 Inc.*	41,205	887,968
WABCO Holdings, Inc.	48,700	861,990
Bed Bath & Beyond, Inc.*	26,800	824,100
HSN, Inc.*	77,319	817,262
AutoZone, Inc.*	5,300	800,883
Matthews International Corp. — Class A	24,800	771,776
Blue Nile, Inc.*	17,100	735,129
Federal Mogul Corp. — Class A*	77,200	729,540
Sherwin-Williams Co.	12,900	693,375
Career Education Corp.*	27,200	677,008
Cooper Tire & Rubber Co.	66,300	657,696

		Market
	Shares	Value

O’Reilly Automotive, Inc.*	17,200	$654,976
Ross Stores, Inc.	16,400	633,040
Limited Brands, Inc.	50,300	602,091
ITT Educational Services, Inc.*	5,900	593,894
Advance Auto Parts, Inc.	13,500	560,115
Ticketmaster Entertainment, Inc.*	85,350	547,947
Shutterfly, Inc.*	37,957	529,500
Fuel Systems Solutions, Inc.*	25,000	504,750
Tiffany & Co.	19,300	489,448
NutriSystem, Inc.	33,235	481,908
GameStop Corp. — Class A*	21,300	468,813
Superior Industries International, Inc.	32,700	461,070
PetMed Express, Inc.*	28,100	422,343
Overstock.com, Inc.*	35,000	418,600
Corinthian Colleges, Inc.*	24,300	411,399
Capella Education Co.*	6,400	383,680
Drew Industries, Inc.*	30,300	368,751
Exide Technologies*	92,910	346,554
Raser Technologies, Inc.*	102,100	285,880
Stamps.com, Inc.*	30,859	261,684

Total Consumer Discretionary		57,756,653

HEALTH CARE 22.5%
Cerner Corp.*	58,500	3,643,965
Allscripts Healthcare Solutions, Inc.	166,900	2,647,034
IMS Health, Inc.	160,700	2,040,890
Myriad Genetics, Inc.*	54,400	1,939,360
Eclipsys Corp.*	101,600	1,806,448
athenahealth, Inc.*	46,700	1,728,367
HLTH Corp.*	131,600	1,723,960
MedAssets, Inc.*	84,700	1,647,415
Alexion Pharmaceuticals, Inc.*	31,700	1,303,504
Vertex Pharmaceuticals, Inc.*	34,600	1,233,144
Phase Forward, Inc.*	78,600	1,187,646
BioMarin Pharmaceuticals, Inc.*	75,400	1,176,994
Amgen, Inc.*	21,400	1,132,916
Johnson & Johnson	19,100	1,084,880
Celgene Corp.*	22,000	1,052,480
Onyx Pharmaceuticals, Inc.*	36,000	1,017,360
Computer Programs & Systems, Inc.	24,600	942,426
United Therapeutics Corp.*	10,700	891,631
Novartis AG — SP ADR	21,800	889,222
Omnicell, Inc.*	80,433	864,655

 1

ALL-CAP OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Pfizer, Inc.	56,700	$850,500
GlaxoSmithKline PLC — SP ADR	23,700	837,558
Abbott Laboratories	16,000	752,640
Sanofi-Aventis — SP ADR	25,100	740,199
Genzyme Corp.*	13,000	723,710
AstraZeneca PLC — SP ADR	15,900	701,826
Merck & Company, Inc.	24,500	685,020
Biogen Idec, Inc.*	14,800	668,220
Wyeth	14,700	667,233
Gilead Sciences, Inc.*	13,700	641,708
Teva Pharmaceutical Industries Ltd. — SP ADR	11,900	587,146
Schering-Plough Corp.	22,500	565,200
Eli Lilly & Co.	15,500	536,920
Bristol-Myers Squibb Co.	26,400	536,184
OSI Pharmaceuticals, Inc.*	18,000	508,140
Cephalon, Inc.*	8,200	464,530
Allergan, Inc.	7,100	337,818
Shire PLC — SP ADR	5,700	236,436
Myriad Pharmaceuticals, Inc.*	13,600	63,240

Total Health Care		41,058,525

CONSUMER STAPLES 21.4%
Procter & Gamble Co.	118,700	6,065,570
Philip Morris International, Inc.	85,800	3,742,596
Coca-Cola Co.	71,700	3,440,883
Colgate-Palmolive Co.	44,400	3,140,856
PepsiCo, Inc.	56,300	3,094,248
Kimberly-Clark Corp.	44,200	2,317,406
Altria Group, Inc.	139,900	2,292,961
Diageo PLC — SP ADR	35,200	2,015,200
Clorox Co.	25,700	1,434,831
Lorillard, Inc.	19,700	1,335,069
Reynolds American, Inc.	34,400	1,328,528
Church & Dwight Company, Inc.	17,900	972,149
Coca-Cola Enterprises, Inc.	56,100	934,065
Pepsi Bottling Group, Inc.	26,300	889,992
Molson Coors Brewing Co. — Class B	19,600	829,668
Dr Pepper Snapple Group, Inc.*	35,800	758,602
Energizer Holdings, Inc.*	14,087	735,905
Brown-Forman Corp. — Class B	14,900	640,402
PepsiAmericas, Inc.	22,500	603,225
Hansen Natural Corp.*	18,000	554,760

		Market
	Shares	Value

Constellation Brands, Inc. — Class A*	40,200	$509,736
Vector Group Ltd.	26,855	383,758
Central Garden and Pet Co. — Class A*	36,089	355,477
Universal Corp.	10,700	354,277
Central European Distribution Corp.*	13,100	348,067
Star Scientific, Inc.*	66,400	59,096
Ruddick Corp.	—	—

Total Consumer Staples		39,137,327

FINANCIALS 13.4%
JPMorgan Chase & Co.	41,000	1,398,510
Bank of America Corp.	100,300	1,323,960
Goldman Sachs Group, Inc.	8,800	1,297,472
Credit Suisse Group AG — SP ADR	24,400	1,115,812
Morgan Stanley	30,200	861,002
Bank of New York Mellon Corp.	28,800	844,128
UBS AG — SP ADR*	65,700	802,197
Brookfield Asset Management, Inc. — Class A	42,800	730,596
American Express Co.	30,800	715,792
State Street Corp.	15,100	712,720
Blackrock, Inc.	3,800	666,596
CME Group, Inc.	2,100	653,331
Franklin Resources, Inc.	8,600	619,286
Charles Schwab Corp.	35,200	617,408
Wells Fargo & Co.	20,600	499,756
Citigroup, Inc.	163,400	485,298
Northern Trust Corp.	8,900	477,752
TD Ameritrade Holding Corp.*	27,000	473,580
T. Rowe Price Group, Inc.	11,300	470,871
HSBC Holdings PLC — SP ADR	10,700	446,939
Capital One Financial Corp.	19,800	433,224
Invesco Ltd.	24,000	427,680
Brookfield Properties Corp.	53,200	424,004
IntercontinentalExchange, Inc.*	3,500	399,840
CB Richard Ellis Group, Inc. — Class A*	40,700	380,952
The St. Joe Co.*	13,800	365,562
NYSE Euronext	13,100	356,975
SLM Corp.*	32,400	332,748
Discover Financial Services	30,800	316,316
Ameriprise Financial, Inc.	12,400	300,948

 2

ALL-CAP OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Moody’s Corp.	10,800	$284,580
Barclays PLC — SP ADR	15,300	282,132
Jefferies Group, Inc.*	13,100	279,423
Leucadia National Corp.*	13,000	274,170
Nasdaq Stock Market, Inc.*	12,700	270,637
Jones Lang LaSalle, Inc.	8,200	268,386
U.S. Bancorp	14,900	267,008
Forest City Enterprises, Inc. — Class A	33,200	219,120
Eaton Vance Corp.	7,300	195,275
AmeriCredit Corp.*	14,400	195,120
PNC Financial Services Group, Inc.	4,800	186,288
MSCI, Inc. — Class A*	7,300	178,412
BB&T Corp.	7,800	171,444
Forestar Real Estate Group, Inc.*	13,500	160,380
Tejon Ranch Co.*	5,800	153,642
SunTrust Banks, Inc.	7,800	128,310
PHH Corp.*	7,000	127,260
Student Loan Corp.	3,300	122,760
M&T Bank Corp.	2,300	117,139
Cash America International, Inc.	4,900	114,611
Interactive Brokers Group, Inc. — Class A*	7,100	110,263
Nelnet, Inc. — Class A*	8,100	110,079
CIT Group, Inc.	51,000	109,650
First Cash Financial Services, Inc.*	5,800	101,616
Regions Financial Corp.	24,700	99,788
Ezcorp, Inc. — Class A*	9,100	98,098
Portfolio Recovery Associates, Inc.*	2,500	96,825
Fifth Third Bancorp	13,100	93,010
Comerica, Inc.	3,900	82,485
Financial Federal Corp.	4,000	82,200
World Acceptance Corp.*	4,100	81,631
Dollar Financial Corp.*	5,900	81,361
Cullen/Frost Bankers, Inc.	1,700	78,404
BOK Financial Corp.	2,000	75,340
First Horizon National Corp.*	6,100	73,200
Advance America Cash Advance Centers, Inc.	16,400	72,652
KeyCorp	13,500	70,740

Total Financials		24,464,694

MATERIALS 7.6%
International Paper Co.	208,800	3,159,144
Weyerhaeuser Co.	100,300	3,052,129
MeadWestvaco Corp.	130,600	2,143,146

		Market
	Shares	Value

Domtar Corp.*	57,508	$953,482
Schweitzer-Mauduit International, Inc.	31,300	851,673
Deltic Timber Corp.	22,685	804,637
Glatfelter	86,500	769,850
Louisiana-Pacific Corp.*	203,700	696,654
Clearwater Paper Corp.*	27,000	682,830
Wausau Paper Corp.	101,540	682,349

Total Materials		13,795,894

UTILITIES 3.0%
AES Corp.*	90,900	1,055,349
NRG Energy, Inc.*	38,200	991,672
Constellation Energy Group, Inc.	31,000	823,980
Calpine Corp.*	71,500	797,225
Mirant Corp.*	33,400	525,716
Ormat Technologies, Inc.	12,107	488,033
RRI Energy, Inc.*	89,000	445,890
Dynegy Inc.*	166,800	378,636

Total Utilities		5,506,501

INFORMATION TECHNOLOGY 0.2%
Ariba, Inc.*	39,800	391,632

Total Information Technology		391,632

Total Common Stocks
(Cost $168,432,411)		182,111,226

	Face
	Amount

REPURCHASE AGREEMENTS † 0.3%
Mizuho Financial Group, Inc. issued 06/30/09 at 0.01% due 07/01/09	332,665	332,665
HSBC Group issued 06/30/09 at 0.01% due 07/01/09	155,648	155,648
Morgan Stanley issued 06/30/09 at 0.00% due 07/01/09	119,331	$119,331

Total Repurchase Agreements
(Cost $607,644)		607,644

 3

ALL-CAP OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

Market
Value

Total Investments 100.1%
(Cost $169,040,055)	$182,718,870

Liabilities in Excess of Other Assets – (0.1)%	$(183,795)

Net Assets – 100.0%	$182,535,075

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

ADR – American Depository Receipt

 4

ALTERNATIVE STRATEGIES ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

EXCHANGE TRADED FUNDS 13.9%
PowerShares DB G10 Currency Harvest Fund*	233,077	$5,013,486

Total Exchange Traded Funds
(Cost $5,680,411)		5,013,486

MUTUAL FUNDS †† 85.4%
Rydex Series Funds - Managed Futures Strategy Fund	485,738	13,051,788
Rydex Series Funds - Global Market Neutral Fund *	303,227	7,535,203
Rydex Series Funds - Absolute Return Strategies Fund	290,538	5,860,147
Rydex Series Trust Long/Short Commodities Strategy*	67,726	1,710,075
Rydex Series Funds - Real Estate Fund	79,313	1,288,043
Rydex Series Funds - Commodities Strategy Fund	78,893	1,259,916

Total Mutual Funds
(Cost $30,409,377)		30,705,172

	Face
	Amount

REPURCHASE AGREEMENT † 1.7%
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09	628,547	628,547

Total Repurchase Agreement
(Cost $628,547)		628,547

Total Investments 101.0%
(Cost $36,718,335)		$36,347,205

Liabilities in Excess of Other Assets – (1.0)%		$(365,989)

Net Assets – 100.0%		$35,981,216

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

*	Non-Income Producing Security.

††	A-Class shares of Affiliated Funds.

 1

BANKING FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

COMMON STOCKS 99.7%

Credit Suisse Group AG — SP ADR	11,531	$527,313
Wells Fargo & Co.	20,932	507,810
Bank of America Corp.	30,230	399,036
Barclays PLC — SP ADR	20,989	387,037
HSBC Holdings PLC — SP ADR	9,069	378,812
JPMorgan Chase & Co.	10,912	372,208
U.S. Bancorp	19,736	353,669
UBS AG — SP ADR*	28,218	344,542
PNC Financial Services Group, Inc.	6,756	262,200
BB&T Corp.	10,128	222,613
Hudson City Bancorp, Inc.	12,937	171,933
SunTrust Banks, Inc.	9,530	156,768
M&T Bank Corp.	2,959	150,702
People’s United Financial, Inc.	9,238	138,940
New York Community Bancorp, Inc.	10,766	115,089
Comerica, Inc.	5,258	111,207
TFS Financial Corp.	10,239	108,738
Capitol Federal Financial	2,750	105,408
First Horizon National Corp.*	8,664	103,972
Cullen/Frost Bankers, Inc.	2,240	103,309
BOK Financial Corp.	2,678	100,880
Commerce Bancshares, Inc.	2,993	95,267
KeyCorp	17,783	93,183
City National Corp.	2,401	88,429
Regions Financial Corp.	21,635	87,405
Bank of Hawaii Corp.	2,352	84,272
TCF Financial Corp.	5,986	80,033
BancorpSouth, Inc.	3,838	78,794
Valley National Bancorp	6,710	78,507
Prosperity Bancshares, Inc.	2,583	77,051
Zions Bancorporation	6,586	76,134
First Niagara Financial Group, Inc.	6,634	75,760
Westamerica Bancorporation	1,521	75,457
Associated Banc-Corp.	6,012	75,150
UMB Financial Corp.	1,877	71,345
FirstMerit Corp.	4,129	70,110
First Citizens BancShares, Inc. — Class A	518	69,231
Washington Federal, Inc.	5,301	68,913
Wilmington Trust Corp.	5,043	68,887
SVB Financial Group*	2,514	68,431
NewAlliance Bancshares, Inc.	5,857	67,356
Trustmark Corp.	3,424	66,152
First Financial Bankshares, Inc.	1,283	64,612

		Market
	Shares	Value

Investors Bancorp, Inc.*	6,967	$63,818
PrivateBancorp, Inc.	2,827	62,872
Northwest Bancorp, Inc.	3,292	62,087
Ocwen Financial Corp.*	4,765	61,802
Signature Bank*	2,260	61,291
Hancock Holding Co.	1,882	61,146
Marshall & Ilsley Corp.	12,013	57,662
United Bankshares, Inc.	2,945	57,545
Glacier Bancorp, Inc.	3,790	55,978
Astoria Financial Corp.	6,521	55,950
Beneficial Mutual Bancorp, Inc.*	5,709	54,806
Park National Corp.	947	53,487
NBT Bancorp, Inc.	2,440	52,972
Fulton Financial Corp.	10,141	52,835
International Bancshares Corp.	4,762	49,096
FNB Corp.	7,254	44,902
IBERIABANK Corp.	1,134	44,691
Brookline Bancorp, Inc.	4,771	44,466
Provident Financial Services, Inc.	4,805	43,726
CVB Financial Corp.	7,235	43,193
Old National Bancorp	4,247	41,706
Bancfirst Corp.	1,177	40,701
Whitney Holding Corp.	4,423	40,515
Sterling Bancshares, Inc.	6,311	39,949
Community Bank System, Inc.	2,678	38,992
Cathay General Bancorp	4,092	38,915
Umpqua Holding Corp.	4,912	38,117
First Commonwealth Financial Corp.	5,885	37,311
First Financial Corp.	1,130	35,685
WesBanco, Inc.	2,140	31,116
MB Financial Corp.	3,039	30,967
Susquehanna Bancshares, Inc.	6,154	30,093
First Bancorp Puerto Rico	7,486	29,570
S&T Bancorp, Inc.	2,406	29,257
National Penn Bancshares, Inc.	6,059	27,932

Total Common Stocks
(Cost $5,700,709)		8,417,816

	Face
	Amount

REPURCHASE AGREEMENT † 0.3%
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09	22,582	22,582

Total Repurchase Agreement
(Cost $22,582)		22,582

 1

BANKING FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

Total Investments 100.0%
(Cost $5,723,291)	$8,440,398

Other Assets in Excess of Liabilities – 0.00%	$2,414

Net Assets – 100.0%	$8,442,813

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

ADR – American Depository Receipt

 2

BASIC MATERIALS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

COMMON STOCKS 100.1%

BHP Billiton Ltd. — SP ADR	34,991	$1,915,057
Vale SA — SP ADR	83,309	1,468,738
ArcelorMittal	42,253	1,397,729
Rio Tinto PLC — SP ADR	7,584	1,242,790
Monsanto Co.	15,077	1,120,824
Barrick Gold Corp.	31,835	1,068,064
Goldcorp, Inc.	29,789	1,035,168
Potash Corporation of Saskatchewan	10,958	1,019,642
Syngenta AG — SP ADR	19,779	920,119
Freeport-McMoRan Copper & Gold, Inc.	18,319	917,965
The Mosaic Co.	19,487	863,274
Praxair, Inc.	12,135	862,434
E.I. du Pont de Nemours and Co.	32,767	839,491
Newmont Mining Corp.	20,282	828,925
Southern Copper Corp.	39,147	800,165
Dow Chemical Co.	49,480	798,607
Kinross Gold Corp.	39,807	722,497
AngloGold Ashanti Ltd. — SP ADR	19,354	708,937
Gerdau SA — SP ADR	66,925	700,705
Air Products & Chemicals, Inc.	10,630	686,592
Nucor Corp.	15,333	681,245
Alcoa, Inc.	60,972	629,841
International Paper Co.	38,837	587,604
Cemex SA de CV — SP ADR*	61,068	570,373
Ecolab, Inc.	14,498	565,277
Gold Fields Ltd. — SP ADR	46,859	564,651
Agnico-Eagle Mines Ltd.	10,616	557,128
Cia de Minas Buenaventura SA — SP ADR	21,515	517,005
Yamana Gold, Inc.	56,872	502,748
Owens-Illinois, Inc.*	17,898	501,323
Sigma-Aldrich Corp.	10,107	500,903
PPG Industries, Inc.	11,094	487,027
Randgold Resources Ltd. — SP ADR	7,557	484,933
Agrium, Inc.	11,543	460,450
Weyerhaeuser Co.	14,119	429,641
Harmony Gold Mining Co. Ltd. — SP ADR*	40,540	418,373
United States Steel Corp.	11,623	415,406
Sociedad Quimica y Minera de Chile SA — SP ADR	11,466	414,955
Celanese Corp.	16,822	399,523
Iamgold Corp.	39,152	396,218
Ball Corp.	8,515	384,537

		Market
	Shares	Value

Vulcan Materials Co.	8,605	$370,876
Eldorado Gold Corp.*	40,959	366,583
CF Industries Holdings, Inc.	4,910	364,027
Crown Holdings, Inc.*	15,017	362,510
Allegheny Technologies, Inc.	10,348	361,456
Lubrizol Corp.	7,542	356,812
Pactiv Corp.*	15,933	346,224
FMC Corp.	7,224	341,695
Sealed Air Corp.	18,210	335,975
Airgas, Inc.	8,280	335,588
AK Steel Holding Corp.	17,373	333,388
Steel Dynamics, Inc.	22,423	330,291
Cliffs Natural Resources Inc	13,495	330,223
Ashland, Inc.	11,747	329,503
MeadWestvaco Corp.	19,887	326,346
Eastman Chemical Co.	8,537	323,552
Martin Marietta Materials, Inc.	4,016	316,782
Intrepid Potash, Inc.*	11,217	314,973
Reliance Steel & Aluminum Co.	8,139	312,456
Bemis Co.	12,155	306,306
Nalco Holding Co.	17,668	297,529
Silver Wheaton Corp.*	36,084	297,332
International Flavors & Fragrances, Inc.	9,036	295,658
AptarGroup, Inc.	8,715	294,306
Sonoco Products Co.	11,909	285,221
Albemarle Corp.	10,873	278,023
Valspar Corp.	11,987	270,067
Terra Industries, Inc.	10,970	265,693
Scotts Miracle-Gro Co. — Class A	7,575	265,504
Royal Gold, Inc.	6,293	262,418
Commercial Metals Co.	16,202	259,718
Compass Minerals International, Inc.	4,639	254,727
Rock-Tenn Co. — Class A	6,464	246,666
Silgan Holdings, Inc.	5,030	246,621
Pan American Silver Corp.*	13,444	246,429
RPM International, Inc.	17,417	244,535
Packaging Corporation of America	14,646	237,265

Total Common Stocks
(Cost $26,465,189)		41,700,162

Total Investments 100.1%
(Cost $26,465,189)		$41,700,162

Liabilities in Excess of Other Assets – (0.1)%		$(28,905)

Net Assets – 100.0%		$41,671,257

*	Non-Income Producing Security.

ADR – American Depository Receipt

 1

BIOTECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

COMMON STOCKS 99.4%

Amgen, Inc.*	220,942	$11,696,670
Gilead Sciences, Inc.*	206,080	9,652,787
Celgene Corp.*	157,707	7,544,703
Genzyme Corp.*	106,373	5,921,785
Biogen Idec, Inc.*	115,046	5,194,327
Vertex Pharmaceuticals, Inc.*	117,913	4,202,419
Alexion Pharmaceuticals, Inc.*	70,670	2,905,950
Cephalon, Inc.*	47,999	2,719,143
United Therapeutics Corp.*	31,838	2,653,061
Myriad Genetics, Inc.*	73,401	2,616,746
Dendreon Corp.*	102,715	2,552,468
Amylin Pharmaceuticals, Inc.*	166,218	2,243,943
Savient Pharmaceuticals, Inc.*	158,881	2,202,091
Regeneron Pharmaceuticals, Inc.*	115,907	2,077,053
BioMarin Pharmaceuticals, Inc.*	131,848	2,058,147
Onyx Pharmaceuticals, Inc.*	68,515	1,936,234
Isis Pharmaceuticals, Inc.*	116,772	1,926,738
Acorda Therapeutics, Inc.*	66,688	1,879,935
Medarex, Inc.*	210,263	1,755,696
Alkermes, Inc.*	162,136	1,754,312
OSI Pharmaceuticals, Inc.*	61,976	1,749,582
Alnylam Pharmaceuticals, Inc.*	72,338	1,610,967
Cubist Pharmaceuticals, Inc.*	87,025	1,595,168
PDL BioPharma, Inc.	192,472	1,520,529
Cougar Biotechnology, Inc.*	34,510	1,482,550
Geron Corp.*	192,877	1,479,367
Seattle Genetics, Inc.*	148,221	1,440,708
Allos Therapeutics, Inc.*	172,272	1,428,135
Human Genome Sciences, Inc.*	487,959	1,395,563
Rigel Pharmaceuticals, Inc.*	113,435	1,374,832
Martek Biosciences Corp.*	63,291	1,338,605
Arena Pharmaceuticals, Inc.*	267,641	1,335,529
Theravance, Inc.*	88,660	1,297,982
Cepheid, Inc.*	132,622	1,249,299
Halozyme Therapeutics, Inc.*	175,022	1,219,903
InterMune, Inc.*	77,822	1,182,894
Celera Corp.*	154,067	1,175,531
Momenta Pharmaceuticals, Inc.*	92,287	1,110,213
Emergent Biosolutions, Inc.*	77,031	1,103,854
ImmunoGen, Inc.*	122,512	1,054,828
Incyte Corp.*	316,118	1,040,028
Osiris Therapeutics, Inc.*	75,971	1,020,291
Enzon Pharmaceuticals, Inc.*	127,968	1,007,108
Zymogenetics, Inc.*	200,281	921,293
Genomic Health, Inc.*	52,655	912,511
Pharmasset, Inc.*	81,090	912,263

		Market
	Shares	Value

Ligand Pharmaceuticals, Inc. — Class B*	295,887	$846,237
GTx, Inc.*	90,036	831,032
NPS Pharmaceuticals, Inc.*	173,114	806,711
Maxygen Inc.*	114,893	772,081
Metabolix, Inc.*	82,497	678,125
Progenics Pharmaceuticals, Inc.*	109,589	564,383
Myriad Pharmaceuticals, Inc.*	18,025	83,817

Total Common Stocks
(Cost $83,491,568)		113,036,127

	Face
	Amount

REPURCHASE AGREEMENT † 0.6%
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09	659,250	659,250

Total Repurchase Agreement
(Cost $659,250)		659,250

Total Investments 100.0%
(Cost $84,150,818)		$113,695,377

Liabilities in Excess of Other Assets – —%		$(13,693)

Net Assets – 100.0%		$113,681,684

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

 1

COMMODITIES STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

EXCHANGE TRADED FUNDS 4.6%
iShares S&P GSCI Commodity Indexed Trust*	148,270	$4,455,513

Total Exchange Traded Funds
(Cost $4,146,131)		4,455,513

	Face
	Amount

STRUCTURED NOTES† 41.6%
Credit Suisse Group, S&P GSCI Total Return Linked Notes at 0.47% due 02/24/10	10,259,514	17,388,953
Goldman Sachs Group, Inc., S&P GSCI Total Return Linked Notes at 0.10% due 04/30/10	5,000,000	7,554,250
Swedish Export Credit Corp., S&P GSCI Total Return Linked Notes at 0.39% due 03/11/10	2,625,000	5,467,639
Swedish Export Credit Corp., S&P GSCI Total Return Linked Notes at 0.96% due 04/06/10	3,000,000	4,308,420
Commonwealth Bank of Australia S&P GSCI Total Return Linked Notes at 0.44% due 06/21/10	4,000,000	3,764,600
Goldman Sachs Group, Inc., S&P GSCI Total Return Linked Notes at 0.13% due 05/27/10	1,500,000	1,828,290

Total Structured Notes
(Cost $26,675,113)		40,312,152

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 51.2%

Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09	49,535,532	$49,535,532

Total Repurchase Agreements
(Cost $49,535,532)		49,535,532

Total Investments 97.4%
(Cost $80,356,776)		$94,303,197

Other Assets in Excess of Liabilities – 2.6%		$2,479,195

Net Assets – 100.0%		$96,782,392

*	Non-Income Producing Security.

†	Structured Notes are leveraged, providing an exposure to the underlying benchmark greater than the face amount. The total exposure to the Benchmark is $93,081,180 as of June 30, 2009.

**	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

 1

CONSUMER PRODUCTS
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

COMMON STOCKS 99.8%

Procter & Gamble Co.	40,351	$2,061,936
Coca-Cola Co.	38,551	1,850,062
Philip Morris International, Inc.	38,833	1,693,895
PepsiCo, Inc.	29,899	1,643,249
Unilever NV	50,270	1,215,528
Diageo PLC — SP ADR	19,799	1,133,493
Colgate-Palmolive Co.	15,476	1,094,772
Kraft Foods, Inc.	42,520	1,077,457
Altria Group, Inc.	58,153	953,128
Kimberly-Clark Corp.	15,142	793,895
Kellogg Co.	16,603	773,202
General Mills, Inc.	13,540	758,511
Archer-Daniels-Midland Co.	27,171	727,368
Kroger Co.	29,041	640,354
Avon Products, Inc.	23,720	611,502
Sysco Corp.	27,093	609,051
Lorillard, Inc.	8,679	588,176
Campbell Soup Co.	19,581	576,073
H.J. Heinz Co.	16,081	574,092
Reynolds American, Inc.	14,521	560,801
ConAgra Foods, Inc.	26,506	505,204
Coca-Cola Enterprises, Inc.	30,208	502,963
Safeway, Inc.	23,983	488,534
Pepsi Bottling Group, Inc.	14,226	481,408
Bunge Ltd.	7,921	477,240
Sara Lee Corp.	47,829	466,811
Clorox Co.	8,343	465,790
Molson Coors Brewing Co. — Class B	10,872	460,212
J.M. Smucker Co.	9,220	448,645
Dr Pepper Snapple Group, Inc.*	19,640	416,172
Hershey Co.	11,408	410,688
Hormel Foods Corp.	10,913	376,935
Estee Lauder Companies, Inc. — Class A	10,951	357,769
Tyson Foods, Inc. — Class A	27,879	351,554
McCormick & Company, Inc.	10,630	345,794
Church & Dwight Company, Inc.	6,104	331,508
Brown-Forman Corp. — Class B	7,710	331,376
Ralcorp Holdings, Inc.*	5,370	327,140
PepsiAmericas, Inc.	11,900	319,039
Energizer Holdings, Inc.*	5,465	285,492
Dean Foods Co.*	14,776	283,551
Alberto-Culver Co.	11,050	281,001
Whole Foods Market, Inc.	14,290	271,224
SUPERVALU, INC.	19,738	255,607
Hansen Natural Corp.*	8,260	254,573

		Market
	Shares	Value

Flowers Foods, Inc.	10,370	$226,481

Total Common Stocks
(Cost $25,272,118)		29,659,256

WARRANTS 0.0%
Krispy Kreme Doughnuts, Inc.	125	5

Total Warrants
(Cost $0)		5

Total Investments 99.8%
(Cost $25,272,118)		$29,659,261

Other Assets in Excess of Liabilities – 0.2%		$56,117

Net Assets – 100.0%		$29,715,378

*	Non-Income Producing Security.

 1

ELECTRONICS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

COMMON STOCKS 99.5%
Intel Corp.	130,188	$2,154,611
Taiwan Semiconductor Manufacturing Company Ltd. — SP ADR	162,643	1,530,471
Texas Instruments, Inc.	58,571	1,247,562
Applied Materials, Inc.	73,793	809,509
Broadcom Corp. — Class A*	30,069	745,411
ASML Holding NV	32,009	692,995
Analog Devices, Inc.	25,721	637,366
Marvell Technology Group Ltd.*	53,899	627,384
NVIDIA Corp.*	47,767	539,289
Xilinx, Inc.	24,956	510,600
Linear Technology Corp.	21,669	505,971
MEMC Electronic Materials, Inc.*	26,706	475,634
Altera Corp.	28,871	470,020
Micron Technology, Inc.*	88,993	450,305
KLA-Tencor Corp.	17,698	446,875
Microchip Technology, Inc.	19,690	444,010
ON Semiconductor Corp.*	62,032	425,540
LSI Logic Corp.*	90,819	414,135
Lam Research Corp.*	15,211	395,486
Advanced Micro Devices, Inc.*	97,594	377,689
Cree, Inc.*	12,762	375,075
National Semiconductor Corp.	29,623	371,769
Rambus, Inc.*	22,257	344,761
Silicon Laboratories, Inc.*	8,661	328,598
Tessera Technologies, Inc.*	12,946	327,404
PMC — Sierra, Inc.*	38,614	307,367
Skyworks Solutions, Inc.*	30,041	293,801
Varian Semiconductor Equipment Associates, Inc.*	12,182	292,246
Atmel Corp.*	75,758	282,577
Cypress Semiconductor Corp.*	30,069	276,635
Teradyne, Inc.*	40,261	276,191
Novellus Systems, Inc.*	16,377	273,496
Intersil Corp. — Class A	21,428	269,350
RF Micro Devices, Inc.*	66,880	251,469
Atheros Communications, Inc.*	12,809	246,445
Microsemi Corp.*	17,215	237,567
Integrated Device Technology, Inc.*	38,850	234,654
Semtech Corp.*	14,064	223,758
Fairchild Semiconductor International, Inc.*	31,909	223,044
Amkor Technology, Inc.*	47,000	222,310
Hittite Microwave Corp.*	6,355	220,836
International Rectifier Corp.*	14,714	217,914

		Market
	Shares	Value

Netlogic Microsystems, Inc.*	5,920	$215,843
Cymer, Inc.*	7,085	210,637
Formfactor, Inc.*	11,035	190,243
MKS Instruments, Inc.*	11,751	154,996

Total Common Stocks
(Cost $17,697,937)		20,769,849

	Face
	Amount

REPURCHASE AGREEMENT † 0.8%
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09	163,140	163,140

Total Repurchase Agreement
(Cost $163,140)		163,140

Total Investments 100.3%
(Cost $17,861,077)		$20,932,989

Liabilities in Excess of Other Assets – (.3)%		$(60,970)

Net Assets – 100.0%		$20,872,019

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S.

Government Agencies.

ADR – American Depository Receipt.

 1

ENERGY SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

COMMON STOCKS 100.3%

Schlumberger Ltd.	142,088	$7,688,382
Transocean Ltd.*	62,459	4,640,079
Halliburton Co.	187,735	3,886,115
Weatherford International Ltd.*	195,088	3,815,921
Tenaris SA — SP ADR	139,054	3,760,020
National-Oilwell Varco, Inc.*	99,522	3,250,389
Diamond Offshore Drilling, Inc.	39,088	3,246,258
Baker Hughes, Inc.	84,841	3,091,606
Noble Corp.	75,825	2,293,706
Cameron International Corp.*	80,601	2,281,008
Smith International, Inc.	80,935	2,084,076
ENSCO International, Inc.	58,945	2,055,412
FMC Technologies, Inc.*	52,448	1,970,996
Pride International, Inc.*	77,716	1,947,563
Nabors Industries Ltd.*	119,919	1,868,338
BJ Services Co.	130,312	1,776,153
Helmerich & Payne, Inc.	49,652	1,532,757
Rowan Companies, Inc.	75,519	1,459,027
Oceaneering International, Inc.*	31,461	1,422,037
Tidewater, Inc.	30,202	1,294,760
Dresser-Rand Group, Inc.*	48,607	1,268,643
SEACOR Holdings, Inc.*	16,271	1,224,230
Patterson-UTI Energy, Inc.	94,112	1,210,280
Atwood Oceanics, Inc.*	47,677	1,187,634
Dril-Quip, Inc.*	30,429	1,159,345
Oil States International, Inc.*	44,973	1,088,796
Helix Energy Solutions Group, Inc.*	96,495	1,048,901
Unit Corp.*	36,747	1,013,115
Superior Energy Services*	57,248	988,673
CARBO Ceramics, Inc.	23,301	796,894
Exterran Holdings, Inc.*	48,671	780,683
RPC, Inc.	90,022	751,684

Total Common Stocks
(Cost $38,690,342)		67,883,481

	Face
	Amount

REPURCHASE AGREEMENT † 0.5%
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09	365,962	365,962

Total Repurchase Agreement
(Cost $365,962)		365,962

Market
Value

Total Investments 100.8%
(Cost $39,056,304)	$68,249,443

Liabilities in Excess of Other Assets – (0.8)%	$(572,301)

Net Assets – 100.0%	$67,677,142

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

ADR American Depository Receipt

 1

ENERGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

COMMON STOCKS 99.2%

Exxon Mobil Corp.	53,835	$3,763,605
BP PLC — SP ADR	55,311	2,637,229
Total SA — SP ADR	44,300	2,402,389
Chevron Corp.	34,578	2,290,793
Petroleo Brasileiro SA	54,658	2,239,885
Royal Dutch Shell PLC — SP ADR	40,049	2,010,059
Schlumberger Ltd.	31,359	1,696,836
ConocoPhillips	39,046	1,642,275
Occidental Petroleum Corp.	23,520	1,547,851
Canadian Natural Resources Ltd.	21,255	1,115,675
Transocean Ltd.*	13,741	1,020,819
Apache Corp.	13,903	1,003,102
Devon Energy Corp.	18,385	1,001,983
Weatherford International Ltd.*	51,190	1,001,276
XTO Energy, Inc.	26,074	994,462
Anadarko Petroleum Corp.	20,719	940,435
Marathon Oil Corp.	30,560	920,773
EOG Resources, Inc.	13,047	886,152
Halliburton Co.	41,432	857,642
Hess Corp.	15,683	842,961
Tenaris SA — SP ADR	30,704	830,236
Talisman Energy, Inc.	57,824	826,305
Southwestern Energy Co.*	19,973	775,951
Cameco Corp.	28,709	734,950
National-Oilwell Varco, Inc.*	21,949	716,854
Nexen, Inc.	33,026	715,013
Diamond Offshore Drilling, Inc.	8,564	711,240
Chesapeake Energy Corp.	35,122	696,469
Murphy Oil Corp.	12,766	693,449
Spectra Energy Corp.	40,910	692,197
Baker Hughes, Inc.	18,743	682,995
Williams Companies, Inc.	40,875	638,059
Noble Energy, Inc.	10,721	632,217
Peabody Energy Corp.	20,132	607,181
Noble Corp.	19,521	590,510
El Paso Corp.	61,506	567,700
Consol Energy, Inc.	16,283	552,971
Valero Energy Corp.	30,960	522,914
Range Resources Corp.	12,269	508,059
PetroHawk Energy Corp.*	22,557	503,021
Cameron International Corp.*	17,756	502,495
Ultra Petroleum Corp.*	12,094	471,666
Continental Resources, Inc.*	16,801	466,228
Smith International, Inc.	17,853	459,715
ENSCO International, Inc.	13,037	454,600
Newfield Exploration Co.*	13,586	443,855
FMC Technologies, Inc.*	11,575	434,989

		Market
	Shares	Value

Pride International, Inc.*	17,184	$430,631
CNX Gas Corp.*	15,733	413,306
Nabors Industries Ltd.*	26,445	412,013
BJ Services Co.	28,738	391,699
Cabot Oil & Gas Corp.	12,140	371,970
Pioneer Natural Resources Co.	14,420	367,710
Denbury Resources, Inc.*	24,382	359,147
EXCO Resources, Inc.*	26,625	343,995
Helmerich & Payne, Inc.	10,923	337,193
Concho Resources, Inc.*	11,460	328,787
Cimarex Energy Co.	11,228	318,202
Oceaneering International, Inc.*	6,929	313,191
Sunoco, Inc.	12,863	298,422
Arch Coal, Inc.	19,150	294,336
Tidewater, Inc.	6,663	285,643
Dresser-Rand Group, Inc.*	10,764	280,940

Total Common Stocks
(Cost $33,278,736)		52,795,226

	Face
	Amount

REPURCHASE AGREEMENT † 0.5%
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09	284,862	284,862

Total Repurchase Agreement
(Cost $284,862)		284,862

Total Investments 99.7%
(Cost $33,563,598)		$53,080,088

Other Assets in Excess of Liabilities – 0.3%		$146,167

Net Assets – 100.0%		$53,226,256

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

ADR American Depository Receipt

 1

ESSENTIAL PORTFOLIO AGGRESSIVE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

MUTUAL FUNDS †† 99.1%
Rydex Series Funds - All-Cap Opportunity*	285,552	$2,809,836
Rydex Series Funds - Nova Fund	182,446	2,457,550
Rydex Series Funds - Global 130/30	182,633	1,415,409
Rydex Series Funds - Global Market Neutral Fund*	53,958	1,340,851
Rydex Series Funds - International Opportunity Fund	65,899	1,097,214
Rydex Series Funds - Managed Futures Strategy Fund	39,545	1,062,569
SB US Intermediate Bond	269,683	1,051,764
Rydex Series Funds - S&P 500 Fund	57,562	1,051,076
Rydex Series Funds - Russell 2000® Fund*	34,438	594,402
Rydex Series Funds - Russell 2000® 1.5x Strategy Fund*	29,984	492,940
Rydex Series Funds - Government Long Bond 1.2x Strategy Fund	30,305	353,664
Rydex Series Trust Long/Short Commodities Strategy*	11,147	281,468
Rydex Series Funds - Commodities Strategy Fund	10,251	163,707

Total Mutual Funds
(Cost $13,178,040)		14,172,450
	Face
	Amount

REPURCHASE AGREEMENTS† 0.7%
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09	109,951	109,951

Total Repurchase Agreements
(Cost $109,951)		109,951

Total Investments 99.8%
(Cost $13,287,991)		$14,282,401

Other Assets in Excess of Liabilities – 0.2%		$21,868

Net Assets – 100.0%		$14,304,269

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	Affiliated Funds – A class shares

 1

ESSENTIAL PORTFOLIO CONSERVATIVE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

MUTUAL FUNDS †† 98.6%
Security Income Fund Diversified Income SER A	581,020	$2,265,980
Rydex Series Funds - Sector Rotation Fund*	210,509	2,071,413
Rydex Series Funds - Managed Futures Strategy Fund	66,171	1,778,014
Rydex Series Funds - S&P 500 Fund	71,284	1,301,641
Rydex Series Funds - Global Market Neutral Fund *	46,142	1,146,637
Rydex Series Funds - Government Long Bond 1.2x Strategy Fund	80,729	942,104
Rydex Series Funds Multi-Cap Core Equity Fund	71,388	553,258
Rydex Series Funds - International Rotation Fund	31,363	522,193
Security Income Fund High Yield	45,368	470,917
Rydex Series Funds - Russell 2000® Fund*	20,549	354,681
Rydex Series Trust Long/Short Commodities Stgy*	9,001	227,279
Rydex Series Funds - U.S. Government Money Market Fund	163,587	163,587

Total Mutual Funds
(Cost $11,134,109)		11,797,704

	Face
	Amount

REPURCHASE AGREEMENTS † 1.2%
Credit Suisse Group issued 06/30/09 at .02% due 07/01/09	148,566	148,566

Total Repurchase Agreements
(Cost $148,566)		148,566

Total Investments 99.8%
(Cost $11,282,675)		$11,946,270

Other Assets in Excess of Liabilities – 0.2%		$26,086

Net Assets – 100.0%		$11,972,356

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	A class shares of Affiliated Funds

 1

ESSENTIAL PORTFOLIO MODERATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

MUTUAL FUNDS †† 99.7%
Rydex Series Funds - Sector Rotation Fund*	656,320	$6,458,190
Security Income Fund Diversified Income SER A	1,443,458	5,629,486
Rydex Series Funds Funds - S&P 500 Fund	201,843	3,685,654
Rydex Series Funds - Global Market Neutral Fund - Class A*	129,516	3,218,466
Rydex Series Funds - Managed Futures Strategy Fund	105,161	2,825,675
Rydex Series Funds - International Rotation Fund	163,211	2,717,457
Rydex Series Funds - Nova Fund	175,544	2,364,576
Rydex Series Funds - Russell 2000® Fund*	105,039	1,812,970
Rydex Series Funds - Multi—Cap Core Equity Fund	217,283	1,683,941
Rydex Series Funds - Government Long Bond 1.2x Strategy Fund	127,894	1,492,526
Rydex Series Trust Long/Short Commodities Stgy*	26,100	659,026
Security Income Fund High Yield	60,789	630,991
Rydex Series Funds - Commodities Strategy Fund	35,383	565,066

Total Mutual Funds
(Cost $31,739,072)		33,744,024

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS† 0.5%
Credit Suisse Group issued 06/30/09 at .02% due 07/01/09	169,949	$169,949

Total Repurchase Agreements
(Cost $169,949)		169,949

Total Investments 100.2%
(Cost $31,909,020)		$33,913,973

Liabilities in Excess of Other Assets – (0.2)%		$(81,876)

Net Assets – 100.0%		$33,832,097

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	Affiliated Funds

 1

EUROPE 1.25X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

COMMON STOCKS 49.4%

FINANCIALS 12.5%
HSBC Holdings PLC — SP ADR	8,171	$341,303
Banco Santander Central Hispano SA — SP ADR	16,622	201,126
Credit Suisse Group AG — SP ADR	3,761	171,990
Banco Bilbao Vizcaya Argentaria SA — SP ADR	12,362	155,267
Deutsche Bank AG— SP ADR	2,180	132,980
Barclays PLC — SP ADR	6,431	118,588
Allianz SE — SP ADR	12,382	114,038
AXA — SP ADR	5,871	111,314
UBS AG — SP ADR*	8,841	107,949
ING Groep NV — SP ADR	5,651	57,301
Willis Group Holdings Ltd.	1,420	36,537
Lloyds TSB Group PLC — SP ADR	6,751	32,202
Allied Irish Banks PLC — SP ADR	3,040	14,470

Total Financials		1,595,065

HEALTH CARE 9.6%
Novartis AG — SP ADR	7,951	324,321
GlaxoSmithKline PLC — SP ADR	8,911	314,915
Sanofi-Aventis — SP ADR	7,981	235,360
AstraZeneca PLC — SP ADR	4,331	191,170
Novo Nordisk A/S — SP ADR	1,430	77,878
Teva Pharmaceutical Industries Ltd. — SP ADR	1,050	51,807
Alcon, Inc. — SP ADR	290	33,675

Total Health Care		1,229,126

ENERGY 8.0%
BP PLC — SP ADR	7,111	339,053
Total SA — SP ADR	5,371	291,269
Royal Dutch Shell PLC — SP ADR	4,331	217,373
Eni SpA — SP ADR	3,220	152,660

		Market
	Shares	Value

Compagnie Generale de Geophysique SA, Inc. — SP ADR*	1,000	$18,070

Total Energy		1,018,425

TELECOMMUNICATION SERVICES 7.8%
Telefonica SA — SP ADR	4,531	307,610
Vodafone Group PLC — SP ADR	13,452	262,179
France Telecom SA — SP ADR	9,201	209,875
Deutsche Telekom AG — SP ADR	10,571	124,738
BT Group PLC — SP ADR	5,321	89,393

Total Telecommunication Services		993,795

CONSUMER STAPLES 3.1%
Unilever NV	6,921	167,350
Diageo PLC — SP ADR	2,710	155,147
British American Tobacco PLC — SP ADR	1,240	69,192

Total Consumer Staples		391,689

MATERIALS 3.0%
BHP Billiton Ltd. — SP ADR	2,180	119,311
Rio Tinto PLC — SP ADR	550	90,128
Anglo American PLC — SP ADR	5,801	84,927
ArcelorMittal	1,700	56,236
Syngenta AG — SP ADR	790	36,751

Total Materials		387,353

INFORMATION TECHNOLOGY 2.4%
Nokia Oyj — SP ADR	8,911	129,923
SAP AG — SP ADR	2,700	108,513
Telefonaktiebolaget LM Ericsson — SP ADR	6,631	64,851

Total Information Technology		303,287

INDUSTRIALS 1.8%
Siemens AG — SP ADR	1,970	136,304
Koninklijke Philips Electronics NV— SP ADR	2,570	47,340

 1

EUROPE 1.25X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Ryanair Holdings PLC — SP ADR*	1,580	$44,856

Total Industrials		228,500

CONSUMER DISCRETIONARY 1.0%
Daimler AG— SP ADR	2,570	93,214
Carnival PLC — SP ADR	1,380	36,970

Total Consumer Discretionary		130,184

UTILITIES 0.2%
Veolia Environnement — SP ADR	930	27,472

Total Utilities		27,472

Total Common Stocks
(Cost $5,667,225)		6,304,896

	Face
	Amount

REPURCHASE AGREEMENTS † 27.6%
Mizuho Financial Group, Inc. issued 06/30/09 at 0.01% due 07/01/09	1,922,915	1,922,915
HSBC Group issued 06/30/09 at 0.01% due 07/01/09	899,700	899,700
Morgan Stanley issued 06/30/09 at 0.00% due 07/01/09	689,770	689,770

Total Repurchase Agreements
(Cost $3,512,385)		3,512,385

Total Investments 77.0%
(Cost $9,179,610)		$9,817,281

Other Assets in Excess of Liabilities – 23.0%		$2,940,178

Net Assets – 100.0%		$12,757,459

		Unrealized
	Contracts	Gain (Loss)

Currency Futures Contracts Purchased
September 2009 Euro FX
Currency GLBX Futures
Contracts
(Aggregate Market Value of Contracts $9,644,250)	55	$31,421

(Total Aggregate Market Value of Contracts $9,644,250)		$31,421

Futures Contracts Purchased
September 2009 DJ Euro
STOXX Futures Contracts
(Aggregate Market Value of Contracts $2,955,075)	123	12,150
September 2009 STOXX 50
Futures Contracts
(Aggregate Market Value of Contracts $5,453,500)	260	2,503

(Total Aggregate Market Value of Contracts $8,408,575)		$14,653

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

ADR American Depository Receipt

 2

FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

COMMON STOCKS 99.4%

Wells Fargo & Co.	22,669	$549,950
JPMorgan Chase & Co.	16,103	549,273
Bank of America Corp.	41,296	545,107
HSBC Holdings PLC — SP ADR	12,529	523,336
Goldman Sachs Group, Inc.	3,028	446,448
Credit Suisse Group AG — SP ADR	8,837	404,116
Barclays PLC — SP ADR	19,621	361,811
Morgan Stanley	10,301	293,682
Bank of New York Mellon Corp.	9,820	287,824
UBS AG — SP ADR*	23,078	281,782
American Express Co.	11,462	266,377
U.S. Bancorp	14,807	265,341
CME Group, Inc.	811	252,310
MetLife, Inc.	8,372	251,244
State Street Corp.	5,309	250,585
Blackrock, Inc.	1,382	242,430
Travelers Companies, Inc.	5,676	232,943
Prudential Financial, Inc.	6,179	229,982
Charles Schwab Corp.	12,095	212,146
Franklin Resources, Inc.	2,901	208,901
PNC Financial Services Group, Inc.	5,073	196,883
AFLAC, Inc.	6,098	189,587
ACE Ltd.	4,115	182,006
Simon Property Group, Inc.	3,524	181,216
Allstate Corp.	7,385	180,194
Chubb Corp.	4,375	174,475
Loews Corp.	6,319	173,141
Capital One Financial Corp.	7,750	169,570
BB&T Corp.	7,595	166,938
T. Rowe Price Group, Inc.	3,926	163,596
Public Storage	2,485	162,718
Northern Trust Corp.	3,029	162,597
Brookfield Asset Management, Inc. — Class A	9,292	158,614
IntercontinentalExchange, Inc.*	1,385	158,222
TD Ameritrade Holding Corp.*	8,970	157,334
Progressive Corp.*	9,873	149,181
Marsh & McLennan Companies, Inc.	7,409	149,143
Aon Corp.	3,883	147,049
Annaly Capital Management, Inc.	9,505	143,906
NYSE Euronext	5,262	143,390
Invesco Ltd.	7,620	135,788
Hudson City Bancorp, Inc.	9,710	129,046

		Market
	Shares	Value

Lincoln National Corp.	7,372	$126,872
Vornado Realty Trust	2,755	124,045
Equity Residential	5,391	119,842
Principal Financial Group, Inc.	6,347	119,578
Discover Financial Services	11,489	117,992
SunTrust Banks, Inc.	7,151	117,634
Boston Properties, Inc.	2,466	117,628
Host Hotels & Resorts, Inc.	13,824	115,983
Moody’s Corp.	4,360	114,886
XL Capital Ltd.	9,980	114,371
M&T Bank Corp.	2,216	112,861
Unum Group	7,104	112,669
HCP, Inc.	5,302	112,349
Leucadia National Corp.*	5,314	112,072
CNA Financial Corp.	7,195	111,307
Ventas, Inc.	3,585	107,048
Ameriprise Financial, Inc.	4,354	105,672
Nasdaq Stock Market, Inc.*	4,931	105,080
People’s United Financial, Inc.	6,939	104,363
Everest Re Group Ltd.	1,427	102,130
Hartford Financial Services Group, Inc.	8,602	102,106
AvalonBay Communities, Inc.	1,786	99,909
Willis Group Holdings Ltd.	3,874	99,678
Plum Creek Timber Company, Inc. (REIT)	3,315	98,721
Jefferies Group, Inc.*	4,615	98,438
Legg Mason, Inc.	4,022	98,056
SEI Investments Co.	5,378	97,019
Health Care REIT, Inc.	2,770	94,457
ProLogis	11,526	92,900
Torchmark Corp.	2,464	91,267
Arch Capital Group Ltd.*	1,556	91,150
PartnerRe Ltd.	1,402	91,060
Axis Capital Holdings Ltd.	3,443	90,138
KIMCO Realty Corp.	8,802	88,460
Brookfield Properties Corp.	11,028	87,893
New York Community Bancorp, Inc.	8,080	86,375
Eaton Vance Corp.	3,221	86,162
Cincinnati Financial Corp.	3,816	85,288
W.R. Berkley Corp.	3,939	84,570
American Financial Group, Inc.	3,902	84,205
Comerica, Inc.	3,945	83,437
Transatlantic Holdings, Inc.	1,915	82,977
Federal Realty Investment Trust	1,585	81,659
TFS Financial Corp.	7,676	81,519
Brown & Brown, Inc.	4,084	81,394
Nationwide Health Properties, Inc.	3,125	80,438
Affiliated Managers Group, Inc.*	1,380	80,302

 1

FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Reinsurance Group of America, Inc.	2,288	$79,874
Rayonier, Inc.	2,197	79,861
AMB Property Corp.	4,233	79,623
Capitol Federal Financial	2,059	78,921
Markel Corp.*	280	78,876
RenaissanceRe Holdings Ltd.	1,690	78,653
The St. Joe Co.*	2,953	78,225
Digital Realty Trust, Inc.	2,182	78,225
First Horizon National Corp.*	6,508	78,096
Cullen/Frost Bankers, Inc.	1,678	77,389
Alleghany Corp.*	285	77,235
Waddell & Reed Financial, Inc. — Class A	2,920	77,000
HCC Insurance Holdings, Inc.	3,195	76,712
Regency Centers Corp.	2,196	76,662
Federated Investors, Inc. — Class B	3,157	76,052
BOK Financial Corp.	2,007	75,604
Odyssey Re Holdings Corp.	1,863	74,483
Arthur J. Gallagher & Co.	3,481	74,285
Assurant, Inc.	3,047	73,402
Liberty Property Trust	3,136	72,253
Realty Income Corp.	3,278	71,854
Raymond James Financial, Inc.	4,173	71,817
Commerce Bancshares, Inc.	2,238	71,236
Allied World Assurance Company Holdings Ltd	1,716	70,064
KeyCorp	13,342	69,912
Fidelity National Financial, Inc. — Class A	5,103	69,044
First American Corp.	2,653	68,739
Old Republic International Corp.	6,821	67,187
Senior Housing Properties Trust	4,100	66,912
Regions Financial Corp.	16,240	65,610
Duke Realty Corp.	7,452	65,354
Erie Indemnity Co. — Class A	1,819	65,047
Aspen Insurance Holdings Ltd.	2,906	64,920
Greenhill & Company, Inc.	869	62,751
Lazard Ltd. — Class A	2,325	62,589
TCF Financial Corp.	4,491	60,045
BancorpSouth, Inc.	2,872	58,962
Valley National Bancorp	5,031	58,863
First Niagara Financial Group, Inc.	4,970	56,757
Associated Banc-Corp.	4,513	56,413
UMB Financial Corp.	1,406	53,442
Marshall & Ilsley Corp.	9,011	43,253

Total Common Stocks
(Cost $12,759,752)		17,866,344

		Market
	Shares	Value

REPURCHASE AGREEMENTS† 0.4%
Credit Suisse Group issued 06/30/09 at .02% due 07/01/09	62,786	$62,786

Total Repurchase Agreements
(Cost $62,786)		62,786

Total Investments 99.8%
(Cost $12,822,538)		$17,929,130

Other Assets in Excess of Liabilities – 0.2%		$42,217

Net Assets – 100.0%		$17,971,347

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

ADR – American Depository Receipt

REIT – Real Estate Investment Trust.

 2

GLOBAL 130/30 STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

COMMON STOCKS 122.3%

CONSUMER STAPLES 22.6%
Toyo Suisan Kaisha Ltd.§	19,761	$407,631
Parmalat Spa*§	143,586	346,299
Wal-Mart Stores, Inc.§	5,772	279,596
Philip Morris International, Inc.§	6,208	270,793
Kimberly-Clark Corp.§	4,818	252,608
Marine Harvest*§	375,798	252,476
Imperial Tobacco Group PLC§	8,509	220,897
Altria Group, Inc.§	12,640	207,170
Indofood Agri Resources Ltd*§	240,000	202,154
Cal-Maine Foods, Inc.§	6,720	167,731
Nissin Foods Holdings Co Ltd§	5,200	157,633
Winn-Dixie Stores, Inc.*§	12,300	154,242
CVS Caremark Corp.§	2,631	83,850
Casey’s General Stores, Inc.§	3,080	79,125
Empire Co Ltd	1,980	71,997
Kroger Co.§	3,063	67,539
American Italian Pasta Co.*§	2,200	64,108

Total Consumer Staples		3,285,849

INFORMATION TECHNOLOGY 19.7%
Apple, Inc.*§	2,325	331,150
Ubisoft Entertainment*§	12,192	296,696
Research In Motion Ltd.*§	3,995	283,845
Cisco Systems, Inc.*§	13,567	252,889
Gree Inc*§	3,400	248,492
Perfect World Co. Ltd.*§	7,386	211,240
Netease.com*§	5,628	197,993
VTech Holdings Ltd§	26,000	177,466
Synaptics, Inc.*§	3,200	123,680
Western Digital Corp.*§	3,722	98,633
MEMC Electronic Materials, Inc.*§	5,000	89,050
Seagate Technology§	8,500	88,910
InterDigital, Inc./PA*	3,500	85,540
Software AG*§	1,137	80,415
Symantec Corp.*§	5,111	79,527
Mitsumi Electric Co Ltd	3,700	79,320
International Business Machines Corp.§	717	74,869

		Market
	Shares	Value

Aixtron AG*§	5,161	$63,431

Total Information Technology		2,863,146

FINANCIALS 19.7%
ACE Ltd.§	6,622	292,891
Goldman Sachs Group, Inc.§	1,792	264,212
Lancashire Holdings Ltd*§	25,955	199,194
Max Capital Group Ltd.§	10,600	195,676
Seven Bank Ltd§	73	191,660
Standard Chartered PLC§	10,100	189,422
IPC Holdings Ltd.§	6,800	185,912
Catlin Group Ltd.§	34,022	179,947
PHH Corp.*§	9,600	174,528
Renhe Commercial Holdings Co Ltd§	800,000	165,157
Interactive Brokers Group, Inc. — Class A*§	9,941	154,384
Ezcorp, Inc.*§	13,700	147,686
JPMorgan Chase & Co.§	3,965	135,246
Suncorp-Metway Ltd	17,634	95,208
RSA Insurance Group PLC§	32,945	65,202
Aspen Insurance Holdings Ltd.§	2,583	57,704
Osaka Securities Exchange Co Ltd	12	57,680
Redwood Trust, Inc.§	3,900	57,564
Platinum Underwriters Holdings Ltd.§	1,621	46,344
Shinsei Bank Ltd.*	5	8

Total Financials		2,855,625

CONSUMER DISCRETIONARY 14.0%
ITT Educational Services, Inc.*§	2,860	287,888
Compass Group PLC§	42,861	240,800
Sankyo Co Ltd§	4,480	239,522
Honda Motor Co Ltd§	7,400	204,350
Jarden Corp.*§	10,600	198,750
Brink’s Home Security Holdings Inc.*§	5,734	162,329
Astra International Tbk PT§	51,800	120,536
Culture Convenience Club Co Ltd	9,600	82,321
David Jones Ltd.§	22,353	81,958
GameStop Corp.*§	3,592	79,060

 1

GLOBAL 130/30 STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Family Dollar Stores, Inc.§	2,602	$73,637
Newell Rubbermaid, Inc.§	7,020	73,078
Foot Locker, Inc.§	6,911	72,358
99 Cents Only Stores*	4,500	61,110
Darden Restaurants, Inc.§	1,620	53,428

Total Consumer Discretionary		2,031,125

HEALTH CARE 13.8%
Express Scripts, Inc.*§	5,913	406,519
Lonza Group AG*	3,166	314,444
Mylan Laboratories, Inc.*§	19,127	249,607
Life Technologies Corp.*§	5,694	237,554
China Pharmaceutical Group Ltd§	364,000	187,396
Mindray Medical International Ltd§	5,061	141,303
LHC Group, Inc.*§	4,000	88,840
Hill-Rom Holdings, Inc.§	4,895	79,397
Watson Pharmaceuticals, Inc.*§	2,332	78,495
Bruker Corp.*§	8,300	76,858
Sanofi-Aventis SA*§	1,219	71,609
Universal Health Services, Inc. — Class B§	1,359	66,387

Total Health Care		1,998,409

ENERGY 10.9%
Oil Search Ltd.§	54,490	239,748
Cnooc Ltd§	174,000	215,754
Forest Oil Corp.*§	12,600	187,992
Occidental Petroleum Corp.§	2,800	184,268
Transocean Ltd.*§	2,135	158,609
BG Group PLC§	8,415	141,069
World Fuel Services Corp.§	2,720	112,146
Repsol YPF SA*§	4,098	91,648
Neste Oil OYJ*§	5,085	70,630
Nippon Mining Holdings Inc§	13,500	70,356
Mariner Energy, Inc.*§	5,300	62,275
Eni Spa*	2,200	52,010

Total Energy		1,586,505

INDUSTRIALS 9.1%
Allegiant Travel Co.*§	7,511	297,736
The Brink’s Co§	8,864	257,322
Foster Wheeler AG*	4,600	109,250
General Electric Co.§	7,700	90,244
EnerSys*§	4,700	85,493

		Market
	Shares	Value

Kennametal, Inc.§	4,079	$78,235
Eaton Corp.§	1,668	74,410
Trinity Industries, Inc.§	5,234	71,287
Wabtec Corp.§	2,200	70,774
Manitowoc Co., Inc.§	12,117	63,735
Meggitt PLC§	23,775	61,897
Imtech Nv*	2,993	58,117

Total Industrials		1,318,500

TELECOMMUNICATION SERVICES 6.1%
China Unicom Hong Kong Ltd§	200,000	264,768
Ntt DoCoMo, Inc.§	149	218,415
Global Crossing Ltd*§	18,300	167,994
France Telecom SA*	4,005	90,804
Telstra Corp Ltd	27,178	74,244
Tandberg ASA*§	3,900	65,656

Total Telecommunication Services		881,881

MATERIALS 3.9%
Randgold Resources Ltd.§	3,600	231,012
Syngenta Ag*§	733	170,195
Terra Industries, Inc.§	6,900	167,118

Total Materials		568,325

UTILITIES 2.5%
Union Fenosa SA*§	15,501	168,331
Mirant Corp.*	7,200	113,328
Hongkong Electric Holdings Ltd§	14,000	77,856

Total Utilities		359,515

Total Common Stocks
(Cost $16,401,778)		17,748,880

 2

GLOBAL 130/30 STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS † 1.6%
Mizuho Financial Group, Inc. issued 06/30/09 at 0.01% due 07/01/09	128,546	$128,546
HSBC Group issued 06/30/09 at 0.01% due 07/01/09	60,145	60,145
Morgan Stanley issued 06/30/09 at 0.00% due 07/01/09	4,611	46,111

Total Repurchase Agreements
(Cost $234,802)		234,802

Total Long Securities 123.9%
(Cost $16,636,580)		$17,983,682

	Shares

COMMON STOCKS SOLD SHORT (28.2)%

UTILITIES (1.1)%
Ormat Technologies, Inc.	4,100	(165,271)

Total Utilities		(165,271)

FINANCIALS (1.3)%
Savills Plc	16,321	(76,859)
St Joe Co.*	4,100	(108,609)

Total Financials		(185,468)

CONSUMER DISCRETIONARY (1.8)%
Nokian Renkaat OYJ*	5,830	(109,606)
Zensho Co Ltd	26,900	(151,361)

Total Consumer Discretionary		(260,967)

MATERIALS (4.0)%
Sino Gold Mining Ltd*	10,409	(43,450)
Agnico-Eagle Mines Ltd*	900	(47,402)
Osaka Titanium Technologies Co	1,400	(51,451)
Silver Standard Resources Inc*	3,100	(59,079)
Iluka Resources Ltd.*	49,379	(113,803)
NovaGold Resources Inc.*	27,600	(118,154)
Fortescue Metals Group Ltd*	50,062	(152,895)

Total Materials		(586,234)

		Market
	Shares	Value

INDUSTRIALS (4.1)%
Fastenal Co.	1,500	$(49,755)
UAL Corp.*	16,700	(53,273)
First Solar, Inc.*	400	(64,848)
Energy Conversion Devices, Inc.*	5,500	(77,825)
Covanta Holding Corp.*	5,600	(94,976)
SunPower Corp.*	4,000	(106,560)
American Superconductor Corp.*	5,500	(144,375)

Total Industrials		(591,612)

ENERGY (4.1)%
Petrobank Energy & Resources Ltd*	2,400	(69,692)
SOCO International PLC*	4,784	(90,194)
Trican Well Service Ltd*	13,400	(115,420)
Cairn Energy Plc*	4,125	(158,933)
Paladin Energy Ltd.*	41,293	(164,047)

Total Energy		(598,286)

INFORMATION TECHNOLOGY (4.5)%
NetSuite Inc*	7,900	(93,299)
Sina Corp*	3,900	(114,972)
Tivo Inc.*	11,700	(122,616)
Infinera Corp.*	15,300	(139,689)
Palm, Inc.*	10,690	(177,133)

Total Information Technology		(647,709)

HEALTH CARE (7.3)%
Salix Pharmaceuticals Ltd.*	5,400	(53,298)
BioMarin Pharmaceuticals, Inc.*	5,200	(81,172)
Volcano Corp.*	7,800	(109,044)
Intuitive Surgical, Inc.*	700	(114,562)
So-Net M3, Inc.	41	(129,821)
Nektar Therapeutics*	20,900	(135,432)
AMAG Pharmaceuticals, Inc.*	2,500	(136,675)
Conceptus, Inc.*	8,400	(141,960)

 3

GLOBAL 130/30 STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Nichi-Iko Pharmaceutical Co. Ltd.	4,800	$(149,992)

Total Health Care		(1,051,956)

Total Common Stocks Sold Short
(Cost $(3,563,047))		(4,087,503)

Liabilities in Excess of Other Assets – (23.9)%		$(3,469,290)

Net Assets – 100.0%		$14,514,392

*	Non-Income Producing Security.

§	All or a portion of this security is pledged as short security collateral at June 30, 2009.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

 4

GLOBAL MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

COMMON STOCKS 97.4%

FINANCIALS 20.4%
Seven Bank Ltd§	97	$254,672
Argo Group International Holdings Ltd.*§	6,700	189,074
Tower Group, Inc.§	7,400	183,372
PHH Corp.*§	9,800	178,164
Validus Holdings Ltd.§	7,500	164,850
Castellum Ab*	25,144	160,028
Ezcorp, Inc.*§	14,500	156,310
Renhe Commercial Holdings Co Ltd	748,000	154,422
Assured Guaranty Ltd.§	12,300	152,274
Suruga Bank Ltd§	14,000	134,150
Navigators Group, Inc.*§	2,800	124,404
Catlin Group Ltd.§	22,625	119,667
Brit Insurance Holdings Plc	36,183	112,505
The Fuji Fire & Marine Insurance Co Ltd*	86,000	109,816
Sumitomo Mitsui Financial Group Inc§	2,600	106,078
Fabege Ab*	28,306	95,763
Osaka Securities Exchange Co Ltd§	19	91,326
Fuyo General Lease Co. Ltd.§	4,000	89,281
Aegon NV§	14,300	88,088
Wilmington Trust Corp.	6,400	87,424
Fidelity National Financial, Inc. — Class A§	6,400	86,592
First American Corp.§	3,200	82,912
Selective Insurance Group, Inc.	6,100	77,897
Amlin Plc	14,989	74,594
FNB Corp.	11,800	73,042
Hospitality Properties Trust§	6,100	72,529
Fairfax Finl Hld*	278	69,781
Ocwen Financial Corp.*§	4,900	63,553
Icade*§	754	61,923
Scor Se*§	2,936	60,182
Redwood Trust, Inc.	4,000	59,040
Beazley Plc§	32,439	52,033
SL Green Realty Corp.§	2,200	50,468
Macerich Co.§	1	10

Total Financials		3,636,224

INFORMATION TECHNOLOGY 13.7%
Mitsumi Electric Co Ltd§	16,000	343,005

		Market
	Shares	Value

Western Digital Corp.*§	8,200	$217,300
ASM Pacific Technology Ltd.§	24,800	127,517
Seagate Technology§	11,500	120,290
Accenture Ltd§	3,400	113,764
TIBCO Software, Inc.*§	14,700	105,399
Syntel, Inc.§	3,300	103,752
Starent Networks Corp.*§	4,200	102,522
Fair Isaac Corp.§	6,600	102,036
MEMC Electronic Materials, Inc.*§	5,600	99,736
Wincor Nixdorf AG*§	1,773	99,203
Synaptics, Inc.*§	2,400	92,760
Compuware Corp.*§	13,100	89,866
Sybase, Inc.*§	2,800	87,752
Wright Express Corp.*§	3,400	86,598
Research In Motion Ltd.*§	1,200	85,260
Symantec Corp.*§	4,700	73,132
F5 Networks, Inc.*§	1,800	62,262
Tessera Technologies, Inc.*	2,400	60,696
VTech Holdings Ltd	8,000	54,605
Axis Communications AB*§	5,028	53,443
j2 Global Communications, Inc.*§	2,300	51,888
InterDigital, Inc./PA*§	2,100	51,324
Simcorp A/S*	311	48,217

Total Information Technology		2,432,327

CONSUMER DISCRETIONARY 12.9%
ITT Educational Services, Inc.*§	3,500	352,310
David Jones Ltd.§	75,200	275,724
Sears Holdings Corp.*§	2,200	146,344
Astra International Tbk PT§	60,900	141,711
Rent-A-Center, Inc.*§	7,500	133,725
Culture Convenience Club Co Ltd§	15,100	129,485
Cinemark Holdings, Inc.§	10,900	123,388
Sumitomo Rubber Industries Ltd§	14,600	117,618
Children’s Place Retail Stores, Inc.*§	4,300	113,649
Netflix, Inc.*§	2,700	111,618
Corinthian Colleges, Inc.*§	6,300	106,659

 1

GLOBAL MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Apollo Group, Inc. — Class A*§	1,400	$99,568
Dress Barn, Inc.*§	5,500	78,650
Toyo Tire & Rubber Co. Ltd*§	32,000	76,740
Ruby Tuesday, Inc.*§	8,800	58,608
Dorel Industries Inc. (Cl*	2,500	57,767
Jarden Corp.*§	3,000	56,250
Cracker Barrel Old Country Store, Inc.§	1,900	53,010
Jo-Ann Stores, Inc.*	1,600	33,072
T-GAIA CORP	21	28,058

Total Consumer Discretionary		2,293,954

INDUSTRIALS 12.4%
Obrascon Huarte Lain SA*§	14,133	279,388
Trinity Industries, Inc.§	10,400	141,648
Downer EDI Limited§	28,816	129,805
Lino Kaiun Kaish Ltd	19,500	116,403
Actuant Corp. — Class A§	9,500	115,900
Noble Group Ltd	90,000	113,090
Charter International PLC	15,222	108,496
Triumph Group, Inc.§	2,700	108,000
The Brink’s Co§	3,500	101,605
Northrop Grumman Corp.	2,100	95,928
Sacyr Vallehermoso SA*§	6,588	91,321
Allegiant Travel Co.*§	2,300	91,172
Genco Shipping & Trading Ltd.§	4,100	89,052
EnerSys*§	4,400	80,036
Granite Construction, Inc.§	2,400	79,872
Fls Industries A/S*§	2,114	75,068
Gardner Denver, Inc.*§	2,900	72,993
Cmb Cie Maritime*§	2,355	71,402
Macquarie Airports	35,177	65,481
West Jet Airlines*	7,000	61,979
Imtech Nv*§	3,124	60,661
Astaldi Spa*	8,308	57,116

Total Industrials		2,206,416

ENERGY 9.2%
Forest Oil Corp.*§	15,700	234,244
Murphy Oil Corp.§	3,900	211,848
Sunoco Logistics Partners LP§	3,400	184,348
USEC, Inc.*	33,000	175,560
Regency Energy Partners LP§	11,000	160,160

		Market
	Shares	Value

World Fuel Services Corp.§	3,400	$140,182
Singapore Petroleum Co. Ltd§	28,000	120,050
Nippon Mining Holdings Inc§	20,000	104,231
Sunoco, Inc.§	4,300	99,760
Caltex Australia Ltd§	7,782	86,853
Consol Energy, Inc.§	2,100	71,316
Delek US Holdings, Inc.§	7,000	59,360

Total Energy		1,647,912

HEALTH CARE 7.9%
Hisamitsu Pharmaceutical Co Inc§	9,800	305,217
LHC Group, Inc.*§	8,400	186,564
Emergency Medical Services Corp.*§	4,800	176,736
Healthsouth Corp.*§	11,100	160,284
Martek Biosciences Corp.§	4,900	103,635
Universal American Financial Corp.*	9,800	85,456
PDL BioPharma, Inc.§	10,500	82,950
China Pharmaceutical Group Ltd	160,000	82,372
Astrazeneca Plc§	1,873	82,318
Waters Corp.*§	1,500	77,205
Bruker Corp.*§	7,600	70,376

Total Health Care		1,413,113

MATERIALS 7.8%
Silgan Holdings, Inc.§	3,800	186,314
Kazakhmys Plc§	15,565	161,194
Compass Minerals
International, Inc.§	2,300	126,293
Tokai Carbon Co Ltd§	24,000	125,824
AK Steel Holding Corp.§	5,800	111,302
Xstrata Plc§	10,264	110,990
Terra Industries, Inc.§	4,400	106,568
Arcelormittal*	2,861	93,888
Cliffs Natural Resources Inc§	3,800	92,986
Crown Holdings, Inc.*§	3,700	89,318
Ferrexpo Plc	34,630	76,484
Huhtamaki Oyj*§	5,086	52,448
First Uranium Corp*	14,200	50,047

Total Materials		1,383,656

 2

GLOBAL MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

CONSUMER STAPLES 5.6%
Matsumotokiyoshi Holdings Co Ltd	9,000	$185,653
Metro Inc-A	5,100	166,683
Cal-Maine Foods, Inc.§	5,400	134,784
Archer-Daniels-Midland Co.§	3,400	91,018
Dean Foods Co.*	4,200	80,598
American Italian Pasta Co.*§	2,200	64,108
Marine Harvest*	95,000	63,825
Toyo Suisan Kaisha Ltd.	3,000	61,884
Indofood Agri Resources Ltd*	66,000	55,592
Sabmiller Plc§	2,527	51,426
Winn-Dixie Stores, Inc.*§	3,700	46,398

Total Consumer Staples		1,001,969

UTILITIES 5.0%
A2A SpA*	159,324	290,371
Unisource Energy Corp.§	7,700	204,358
Endesa SA*§	7,469	178,774
Union Fenosa SA*§	11,568	125,621
Acciona Sa*§	759	93,284

Total Utilities		892,408

TELECOMMUNICATION SERVICES 2.5%
KDDI Corp§	31	164,776
Tandberg ASA*§	9,300	156,564
Iliad Sa*§	749	72,656
NII Holdings, Inc. — Class B*	2,400	45,768
Global Crossing Ltd*§	900	8,262

Total Telecommunication Services		448,026

Total Common Stocks
(Cost $16,186,573)		17,356,005

COMMON STOCKS SOLD SHORT (90.6)%

CONSUMER STAPLES (0.6)%
Tootsie Roll Industries, Inc.	4,400	(99,836)

Total Consumer Staples		(99,836)

		Market
	Shares	Value

TELECOMMUNICATION SERVICES (3.9)%
American Tower Corp*	2,800	$(88,284)
Telenet Group Holding NV*	7,495	(158,996)
SBA Communications Corp. — Class A*	8,900	(218,406)
Crown Castle International Corp.*	9,400	(225,788)

Total Telecommunication Services		(691,474)

UTILITIES (4.8)%
RRI Energy, Inc.*	14,400	(72,144)
Epcor Power Lp	7,600	(99,369)
Dynegy, Inc. — Class A*	46,400	(105,328)
Iberdrola Renovables SA*	25,706	(117,395)
Ormat Technologies, Inc.	5,700	(229,767)
EQT Corp.	6,600	(230,406)

Total Utilities		(854,409)

ENERGY (5.4)%
Linc Energy Ltd*	31,584	(38,941)
Goodrich Petroleum Corp.*	1,800	(44,262)
Arena Resources, Inc.*	2,500	(79,625)
Aquila Resources Ltd*	18,835	(87,424)
CNX Gas Corp.*	3,600	(94,572)
Paladin Energy Ltd.*	24,712	(98,175)
SOCO International PLC*	5,782	(109,010)
Comstock Resources, Inc.*	3,300	(109,065)
Range Resources Corp.	3,100	(128,371)
Cairn Energy Plc*	4,578	(176,387)

Total Energy		(965,832)

MATERIALS (10.2)%
Vulcan Materials Co.	1,000	(43,100)
Kinross Gold Corp.*	2,900	(52,849)
Iluka Resources Ltd.*	24,004	(55,322)
NovaGold Resources Inc.*	16,400	(70,207)
Anglogold Ashanti Ltd	2,021	(74,173)
James Hardie Industries NV*	22,236	(75,258)
Agnico-Eagle Mines Ltd*	1,500	(79,004)
Ivanhoe Mines Ltd*	14,600	(80,951)
Silver Standard Resources Inc*	4,500	(85,760)
Royal Gold, Inc.	2,700	(112,590)
Osaka Titanium Technologies Co	3,100	(113,927)
Weyerhaeuser Co.	4,100	(124,763)
JSR Corp	7,400	(126,989)

 3

GLOBAL MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Randgold Resources Ltd	1,999	$(129,046)
Intrepid Potash, Inc.*	4,600	(129,168)
Fortescue Metals Group Ltd*	42,633	(130,206)
Showa Denko KK	73,000	(131,108)
Talvivaara Mining Co PLC*	35,612	(199,195)

Total Materials		(1,813,616)

CONSUMER DISCRETIONARY (11.9)%
Zon Multimedia Servicos de Telecomunicacoes*	663	(3,528)
Volkswagen Ag*	134	(45,335)
Urban Outfitters, Inc.*	2,200	(45,914)
Under Armour, Inc.*	2,200	(49,236)
Unibet Group Plc*	2,064	(52,037)
Publishing & Broadcasting	31,739	(58,058)
Gildan Activewear Inc.*	5,000	(74,057)
Focus Media Holding Ltd. - SP ADR*	12,300	(99,138)
Abc-Mart Inc	4,100	(105,559)
Centex Corp.	13,700	(115,902)
Pulte Homes, Inc.	13,200	(116,556)
Toho Co Ltd.	7,300	(119,361)
Itv Plc	210,529	(122,088)
Oil Search, Ltd.	27,929	(122,884)
Tomtom NV*	10,232	(123,028)
Nokian Renkaat OYJ*	7,702	(144,801)
Goldcrest Company, Ltd	5,750	(151,921)
Tokyo Brodcast	11,100	(174,696)
Gentex Corp.	15,400	(178,640)
Hermes International*	1,562	(216,960)

Total Consumer Discretionary		(2,119,699)

HEALTH CARE (12.5)%
Alnylam Pharmaceuticals, Inc.*	2,200	(48,994)
Volcano Corp.*	4,000	(55,920)
Medarex, Inc.*	7,800	(65,130)
Allos Therapeutics, Inc.*	9,500	(78,755)
So-Net M3, Inc.	26	(82,326)
Theravance Inc*	5,800	(84,912)
Salix Pharmaceuticals Ltd.*	8,800	(86,856)
Intuitive Surgical, Inc.*	600	(98,196)
Conceptus, Inc.*	6,200	(104,780)
Nektar Therapeutics*	16,800	(108,864)
Nichi-Iko Pharmaceutical Co. Ltd.	3,700	(115,619)
BioMarin Pharmaceuticals, Inc.*	7,600	(118,636)

		Market
	Shares	Value

AMAG Pharmaceuticals, Inc.*	2,300	$(125,741)
Straumann Holding AG*	702	(127,877)
Auxilium Pharmaceuticals, Inc.*	4,100	(128,658)
Quality Systems, Inc.	2,800	(159,488)
HLTH Corp.*	13,300	(174,230)
Grupo Ferrovial SA*	6,729	(215,913)
NuVasive, Inc.*	5,500	(245,300)

Total Health Care		(2,226,195)

FINANCIALS (12.7)%
CIT Group, Inc.	15,800	(33,970)
Skandinaviska Enskilda Banken AB*	10,594	(46,552)
Commerzbank Ag	7,919	(49,219)
Greenhill & Company, Inc.	700	(50,547)
China Overseas Land & Investment Ltd	22,000	(51,095)
KeyCorp	12,100	(63,404)
Whitney Holding Corp.	7,200	(65,952)
Promise Co Ltd	6,450	(82,563)
Acom Co Ltd	3,400	(85,243)
Savills Plc	18,400	(86,650)
Comerica, Inc.	4,500	(95,175)
IVG Immobilien AG*	15,531	(98,274)
Foreningssparbanken Ab	17,953	(104,488)
The Hiroshima Bank Ltd	26,000	(108,508)
Mitsubishi Estate Co Ltd	7,000	(117,072)
Resona Holdings Inc	8,500	(119,657)
Ping An Insurance Group Co of China Ltd	19,000	(128,584)
China Everbright Ltd	54,000	(132,941)
Mizuho Trust & Banking Co Ltd	114,000	(147,937)
Ubs Ag*	12,455	(152,363)
St Joe Co.*	7,400	(196,026)
Signature Bank*	9,300	(252,216)

Total Financials		(2,268,436)

INFORMATION TECHNOLOGY (12.8)%
Access Co Ltd*	20	(49,831)
Keyence Corp	300	(61,355)
Rofin-Sinar Technologies, Inc.*	3,100	(62,031)
Logitech International Sa*	4,600	(64,400)
Formfactor, Inc.*	3,800	(65,512)
Equinix, Inc.*	1,000	(72,740)

 4

GLOBAL MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

EVS Broadcast Equipment SA*	1,503	$(75,767)
Infinera Corp.*	9,500	(86,735)
NetSuite Inc*	7,500	(88,575)
Rambus, Inc.*	6,300	(97,587)
Sina Corp*	4,100	(120,868)
Varian Semiconductor Equipment Associates, Inc.*	5,100	(122,349)
Tivo Inc.*	12,400	(129,952)
Electronic Arts, Inc.*	6,300	(136,836)
Constant Contact Inc*	7,600	(150,784)
Cavium Networks, Inc.*	9,000	(151,290)
Intermec, Inc.*	12,000	(154,800)
Infosys Technologies Ltd	4,800	(176,544)
Itron, Inc.*	3,300	(181,731)
National Instruments Corp.	10,100	(227,856)

Total Information Technology		(2,277,543)

INDUSTRIALS (15.8)%
Misumi Group Inc	1,200	(16,980)
Continental Airlines, Inc.*	4,900	(43,414)
First Solar, Inc.*	300	(48,636)
Volvo Ab-B Shares*	7,926	(48,904)
Uponor Oyj*	4,197	(49,581)
Suntech Power Holdings Co Ltd*	2,900	(51,794)
Energy Conversion Devices, Inc.*	4,200	(59,430)
AMR Corp.*	16,500	(66,330)
Toyo Tanso Co Ltd	1,900	(72,785)
Ushio Inc	4,700	(75,239)
SunPower Corp.*	3,100	(82,584)
Daiseki Co Ltd	3,900	(86,037)
UAL Corp.*	29,400	(93,786)
Forward Air Corp.	4,400	(93,808)
NGK Insulators Ltd	5,000	(102,258)
GrafTech International Ltd.*	9,700	(109,707)
Vestas Wind Systems A.S.*	1,718	(123,144)
Covanta Holding Corp.*	7,800	(132,288)
Sandvik Ab*	18,336	(136,069)
Simpson Manufacturing Co., Inc.	6,300	(136,206)
Cintra*	22,275	(138,135)
SMC Crop	1,300	(140,223)
Michael Page International Plc	36,220	(142,115)
Scania AB*	14,797	(146,729)
Fanuc, Ltd.	1,900	(153,065)
American Superconductor Corp.*	8,700	(228,375)

		Market
	Shares	Value

Fastenal Co.	7,100	$(235,507)

Total Industrials		(2,813,129)

Total Common Stocks Sold Short
(Cost $(14,424,574))		(16,130,169)

Other Assets in Excess of Liabilities – 2.6%		$455,976

Net Assets – 100.0%		$17,811,981

*	Non-Income Producing Security.

§	All or a portion of this security is pledged as short security collateral at June 30, 2009.

ADR – American Depository Receipt

 5

GOVERNMENT LONG BOND 1.2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

	Face	Market
	Amount	Value

U.S. TREASURY OBLIGATIONS 95.2%
United States Treasury Note/Bond 4.25% due 05/15/39	$405,410,000	$400,912,483

Total U.S. Treasury Obligations
(Cost $395,648,077)		400,912,483

REPURCHASE AGREEMENTS † 3.4%
Mizuho Financial Group, Inc. issued 06/30/09 at 0.01% due 07/01/09	7,872,337	7,872,337
HSBC Group issued 06/30/09 at 0.01% due 07/01/09	3,683,335	3,683,335
Morgan Stanley issued 06/30/09 at 0.00% due 07/01/09	2,823,890	2,823,890

Total Repurchase Agreements
(Cost $14,379,562)		14,379,562

Total Investments 98.6%
(Cost $410,027,639)		$415,292,045

Other Assets in Excess of Liabilities – 1.4%		$5,815,686

Net Assets – 100.0%		$421,107,731

		Unrealized
	Contracts	Gain

Futures Contracts Purchased
September 2009 U.S. Treasury Long Bond(CBT) Futures Contracts
(Aggregate Market Value of Contracts ($170,775,563)	1,444	$1,760,586

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

 1

HEALTH CARE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

COMMON STOCKS 104.1%

Johnson & Johnson	21,556	$1,224,381
Novartis AG — SP ADR	25,325	1,033,007
Pfizer, Inc.	66,660	999,900
GlaxoSmithKline PLC — SP ADR	27,581	974,713
Sanofi-Aventis — SP ADR	29,369	866,092
AstraZeneca PLC — SP ADR	19,298	851,814
Abbott Laboratories	17,671	831,244
Merck & Company, Inc.	28,076	785,005
Wyeth	16,515	749,616
Amgen, Inc.*	13,946	738,301
Teva Pharmaceutical Industries Ltd. — SP ADR	13,337	658,048
Schering-Plough Corp.	25,392	637,847
Alcon, Inc. — SP ADR	5,451	632,970
Medtronic, Inc.	17,914	625,019
Gilead Sciences, Inc.*	13,005	609,154
Eli Lilly & Co.	17,362	601,420
Bristol-Myers Squibb Co.	29,306	595,205
Baxter International, Inc.	10,362	548,772
UnitedHealth Group, Inc.	21,399	534,547
WellPoint, Inc.*	10,007	509,256
Celgene Corp.*	9,948	475,912
Medco Health Solutions, Inc.*	9,924	452,634
Covidien PLC	11,434	428,089
Thermo Fisher Scientific, Inc.*	10,102	411,859
Express Scripts, Inc.*	5,980	411,125
Becton, Dickinson & Co.	5,548	395,628
Boston Scientific Corp.*	38,656	391,972
Stryker Corp.	9,537	379,000
St. Jude Medical, Inc.*	9,157	376,353
Genzyme Corp.*	6,712	373,657
McKesson Corp.	8,123	357,412
Allergan, Inc.	7,493	356,517
Biogen Idec, Inc.*	7,261	327,834
Aetna, Inc.	12,602	315,680
Quest Diagnostics, Inc.	5,589	315,387
Cardinal Health, Inc.	9,590	292,974
Life Technologies Corp.*	6,961	290,413
Zimmer Holdings, Inc.*	6,720	286,272
Shire PLC — SP ADR	6,584	273,104
Forest Laboratories, Inc.*	10,859	272,669
Intuitive Surgical, Inc.*	1,646	269,384
Vertex Pharmaceuticals, Inc.*	7,445	265,340
Laboratory Corporation of America Holdings*	3,846	260,720
CIGNA Corp.	10,784	259,787
Hospira, Inc.*	6,567	252,961
C.R. Bard, Inc.	3,332	248,067

		Market
	Shares	Value

Waters Corp.*	4,742	$244,071
Cerner Corp.*	3,820	237,948
Humana, Inc.*	7,145	230,498
DaVita, Inc.*	4,529	224,004
AmerisourceBergen Corp.	12,276	217,776
DENTSPLY International, Inc.	7,030	214,556
Illumina, Inc.*	5,451	212,262
Henry Schein, Inc.*	4,384	210,213
Millipore Corp.*	2,905	203,960
Varian Medical Systems, Inc.*	5,625	197,662
Edwards Lifesciences Corp.*	2,900	197,287
Warner Chilcott Ltd.*	14,677	193,003
Beckman Coulter, Inc.	3,234	184,791
Watson Pharmaceuticals, Inc.*	5,479	184,423
Alexion Pharmaceuticals, Inc.*	4,455	183,190
Hologic, Inc.*	12,506	177,960
Mylan Laboratories, Inc.*	13,626	177,819
Cephalon, Inc.*	3,028	171,536
ResMed, Inc.*	4,144	168,785
Myriad Genetics, Inc.*	4,631	165,095
Omnicare, Inc.	6,198	159,660
Patterson Companies, Inc.*	7,180	155,806
IMS Health, Inc.	10,655	135,318
Gen-Probe, Inc.*	3,124	134,270
Myriad Pharmaceuticals, Inc.*	1,168	5,430

Total Common Stocks
(Cost $22,651,051)		28,334,384

Total Investments 104.1%
(Cost $22,651,051)		$28,334,384

Liabilities in Excess of Other Assets – (4.1)%		$(1,123,469)

Net Assets – 100.0%		$27,210,915

*	Non-Income Producing Security.

ADR American Depository Receipt

 1

HIGH YIELD STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS † 115.4%
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09	8,966,666	$8,966,666
Mizuho Financial Group, Inc. issued 06/30/09 at 0.01% due 07/01/09	2,797,833	2,797,833
HSBC Group issued 06/30/09 at 0.01% due 07/01/09	1,309,059	1,309,059
Morgan Stanley issued 06/30/09 at 0.00% due 07/01/09	1,003,612	1,003,612

Total Repurchase Agreements
(Cost $14,077,170)		14,077,170

Total Investments 115.4%
(Cost $14,077,170)		$14,077,170

Liabilities in Excess of Other Assets – (15.4)%		$(1,873,641)

Net Assets – 100.0%		$12,203,529

		Unrealized
	Contracts	Loss

Futures Contract Purchased
September 2009 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Market Value of Contracts $6,540,750)	57	(19,578)

Credit Default Swap Agreement Protection Sold††

						Upfront
		Protection	Maturity	Notional	Market	Premiums	Unrealized
Index	Counterparty	Premium Rate	Date	Principal	Value	Received	Appreciation
CDX.NA.HY-12 Index	Goldman Sachs International	5%	06/20/14	$11,808,000	$(1,889,280)	$(10,477,140)	$1,206,134

†	Collateralized by obligations of the U.S. Treasury or U.S.

Government Agencies.

††	Total Return based on CDX North American High Yield

Swap Index +/- financing at a variable rate.

 1

INTERNATIONAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

CURRENCY EXCHANGE TRADED FUNDS 16.5%
iShares MSCI Australia Index Fund	90,800	$1,525,440
iShares MSCI Austria Investable Market Index Fund	48,400	781,660

Total Currency Exchange Traded Funds
(Cost $2,029,951)		2,307,100

EXCHANGE TRADED FUNDS 8.2%
iShares MSCI Pacific ex- Japan Index Fund	36,100	1,143,287

Total Exchange Traded Funds
(Cost $1,011,391)		1,143,287

	Face
	Amount

REPURCHASE AGREEMENTS † 66.3%
Mizuho Financial Group, Inc. issued 06/30/09 at 0.01% due 07/01/09	5,074,453	5,074,453
HSBC Group issued 06/30/09 at 0.01% due 07/01/09	2,374,252	2,374,252
Morgan Stanley issued 06/30/09 at 0.00% due 07/01/09	1,820,260	1,820,260

Total Repurchase Agreements
(Cost $9,268,965)		9,268,965

Total Investments 91.0%
(Cost $12,310,307)		$12,719,352

Other Assets in Excess of Liabilities – 9.0%		$1,258,481

Net Assets – 100.0%		$13,977,833

		Unrealized
	Contracts	Gain (Loss)

Currency Futures Contracts Purchased
September 2009 British Pound
Currency GLBX Futures
Contracts
(Aggregate Market Value of Contracts $822,600)	8	20,786

		Unrealized
	Contracts	Gain (Loss)

September 2009 Euro FX
Currency GLBX Futures
Contracts
(Aggregate Market Value of Contracts $3,682,350)	21	$18,697
September 2009 Swedish Krona
Currency Futures Contracts
(Aggregate Market Value of Contracts $1,296,800)	5	14,887
September 2009 Australian
Dollar Currency GLBX
Futures Contracts
(Aggregate Market Value of Contracts $801,400)	10	12,059

(Total Aggregate Market Value of Contracts $6,603,150)		$66,429

Futures Contracts Purchased
July 2009 IBEX 35 Index
Futures Contracts
(Aggregate Market Value of Contracts $2,353,728)	24	113,460
September 2009 Japanese Yen
GLB Futures Contracts
(Aggregate Market Value of Contracts $1,948,125)	15	39,331
July 2009 Hang Seng Index
Futures Contracts
(Aggregate Market Value of Contracts $8,252,960)	9	21,396
July 2009 OMX Stockholm 30
Index Futures Contracts
(Aggregate Market Value of Contracts $19,172,880)	240	14,681
July 2009 SGX Singapore
Index Futures Contracts
(Aggregate Market Value of Contracts $1,169,868)	21	10,508
September 2009 FTSE 100
Index Futures Contracts
(Aggregate Market Value of Contracts $507,840)	12	(17,038)
September 2009 S&P/MIB
Index Futures Contracts
(Aggregate Market Value of Contracts $1,246,091)	13	(37,284)

(Total Aggregate Market Value of Contracts $12,192,007)		$145,055

†	Collateralized by obligations of the U.S. Treasury or U.S.

Government Agencies.

 1

INTERNET FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

COMMON STOCKS 99.4%

Cisco Systems, Inc.*	425,921	$7,939,167
Google, Inc. — Class A*	18,456	7,780,865
Qualcomm, Inc.	149,337	6,750,032
Research In Motion Ltd.*	67,635	4,805,467
Amazon.com, Inc.*	54,197	4,534,121
Time Warner, Inc.	147,640	3,719,052
Yahoo!, Inc.*	216,145	3,384,831
eBay, Inc.*	195,541	3,349,617
Juniper Networks, Inc.*	127,716	3,014,098
Broadcom Corp. — Class A*	105,551	2,616,609
Symantec Corp.*	166,604	2,592,358
Baidu.com — SP ADR*	8,482	2,553,845
Intuit, Inc.*	87,560	2,465,690
McAfee, Inc.*	49,860	2,103,593
Sun Microsystems, Inc.*	218,600	2,015,492
BMC Software, Inc.*	56,780	1,918,596
Priceline.com, Inc.*	16,052	1,790,601
Expedia, Inc.*	114,490	1,729,944
Check Point Software Technologies Ltd.*	70,319	1,650,387
Red Hat, Inc.*	77,904	1,568,208
F5 Networks, Inc.*	41,544	1,437,007
VeriSign, Inc.*	77,321	1,428,892
Sohu.com, Inc.*	21,862	1,373,589
Equinix, Inc.*	18,862	1,372,022
Akamai Technologies, Inc.*	69,688	1,336,616
Netflix, Inc.*	27,346	1,130,484
IAC/InterActiveCorp*	68,162	1,094,000
Monster Worldwide, Inc.*	78,100	922,361

Total Common Stocks
(Cost $58,845,805)		78,377,544

	Face
	Amount

REPURCHASE AGREEMENTS † 0.6%
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09	480,081	480,081

Total Repurchase Agreements
(Cost $480,081)		480,081

Total Investments 100.0%
(Cost $59,325,886)		$78,857,625

Liabilities in Excess of Other Assets — —%		$(16,266)

Net Assets – 100.0%		$78,841,359

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S.

Government Agencies.

ADR American Depository Receipt

 1

INVERSE GOVERNMENT LONG BOND STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

	Face	Market
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES 81.0%
Fannie Mae***
0.24% due 10/29/09	$50,000,000	$49,971,650
Federal Home Loan Bank**
0.20% due 07/01/09	200,000,000	200,000,000
0.24% due 08/31/09	50,000,000	49,990,700
0.24% due 09/21/09	50,000,000	49,982,900
0.24% due 10/30/09	50,000,000	49,971,450
0.26% due 12/15/09	49,000,000	48,938,603
0.24% due 10/16/09	25,000,000	24,987,375
Freddie Mac***
0.24% due 09/08/09	25,000,000	24,992,825

Total Federal Agency Discount Notes
(Cost $498,006,898)		498,835,503

U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Bill
0.00% due 07/23/09	7,000	7,000

Total U.S. Treasury Obligations
(Cost $7,000)		7,000

REPURCHASE AGREEMENTS † 14.9%
Mizuho Financial Group, Inc. issued 06/30/09 at 0.01% due 07/01/09	50,134,451	50,134,451
HSBC Group issued 06/30/09 at 0.01% due 07/01/09	23,457,068	23,457,068
Morgan Stanley issued 06/30/09 at 0.00% due 07/01/09	17,983,752	17,983,752

Total Repurchase Agreements
(Cost $91,575,271)		91,575,271

Total Investments 95.9%
(Cost $589,589,169)		$590,417,774

Other Assets in Excess of Liabilities – 4.1%		$25,556,672

Net Assets – 100.0%		$615,974,446

		Unrealized
	Contracts	Gain

Futures Contracts Sold Short
September 2009 U.S. Treasury Bond
Futures Contracts
(Aggregate Market Value of Contracts $1,005,494,344)	8,502	14,319,052

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

**	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

***	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

 1

INVERSE HIGH YIELD STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS † 69.2%
Mizuho Financial Group, Inc. issued 06/30/09 at 0.01% due 07/01/09	8,562,280	$8,562,280
HSBC Group issued 06/30/09 at 0.01% due 07/01/09	4,006,147	4,006,147
Morgan Stanley issued 06/30/09 at 0.00% due 07/01/09	3,071,380	3,071,380
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09	1,211,369	1,211,369

Total Repurchase Agreements
(Cost $16,851,176)		16,851,176

Total Investments 69.2%
(Cost $16,851,176)		$16,851,176

Other Assets in Excess of
Liabilities – 30.8%		$7,482,844

Net Assets – 100.0%		$24,334,020

		Unrealized
	Contracts	(Loss)

Futures Contracts Sold Short
September 2009 U.S. Treasury 5 Year Note Futures Contracts
(Aggregate Market Value of Contracts $15,606,000)	136	(72,586)

	Units

Credit Default Swap Agreement Protection Purchased††

						Upfront
		Protection	Maturity	Notional	Market	Premiums	Unrealized
Index	Counterparty	Premium Rate	Date	Principal	Value	Paid	Depreciation

CDX.NA.HY-12 Index	Goldman Sachs International	5%	06/20/14	$23,328,000	$3,732480	$5,214,521	$(344,380)

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	Total Return based on CDX North American High Yield Swap Index +/- financing at a variable rate.

 1

INVERSE MID-CAP STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS †103.3%
Mizuho Financial Group, Inc. issued 06/30/09 at 0.01% due 07/01/09	1,898,499	$1,898,499
HSBC Group issued 06/30/09 at 0.01% due 07/01/09	888,276	888,276
Morgan Stanley issued 06/30/09 at 0.00% due 07/01/09	681,011	681,011
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09	335,419	335,419

Total Repurchase Agreements
(Cost $3,803,205)		3,803,205

Total Investments 103.3%
(Cost $3,803,205)		$3,803,205

Liabilities in Excess of Other
Assets – (3.3)%		$(120,088)

Net Assets – 100.0%		$3,683,117

		Unrealized
	Contracts	Gain (Loss)

Futures Contracts Sold Short
September 2009 S&P Mid Cap
400 Index Mini Futures Contracts (Aggregate Market Value of Contracts $1,269,180)	(22)	38,737

	Units

Equity Index Swap Agreements Sold Short ††
Goldman Sachs International July 2009 S&P Mid Cap 400 Index Swap, Terminating 07/08/09
(Notional Market Value of Contracts $1,769,574)	(3,061)	5,207
Credit Suisse Capital, LLC September 2009 Mid Cap 400 Index Swap, Terminating 09/25/09
(Notional Market Value of Contracts $916,900)	(1,586)	(4,405)

(Total Notional Market Value of Contracts $2,686,474)		$802

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.

 1

INVERSE NASDAQ-100® STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 93.9%†
Mizuho Financial Group, Inc. issued 06/30/09 at 0.01% due 07/01/09	15,095,176	$15,095,176
HSBC Group issued 06/30/09 at 0.01% due 07/01/09	7,062,779	7,062,779
Morgan Stanley issued 06/30/09 at 0.00% due 07/01/09	5,414,798	5,414,798
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09*
	2,712,111	2,712,111

Total Repurchase Agreements
(Cost $30,284,864)		$30,284,864

Total Investments 93.9%
(Cost $30,284,864)		30,284,864

Other Assets in Excess of
Liabilities – 6.1%		$1,977,464

Net Assets – 100.0%		$32,262,328

		Unrealized
	Contracts	Gain (Loss)

Futures Contracts Sold Short
September 2009 NASDAQ-100
Index Mini Futures Contracts
(Aggregate Market Value of
Contracts $14,275,065)	(483)	(234,185)

	Units

Equity Index Swap Agreement Sold Short
Goldman Sachs International
July 2009 NASDAQ-100 Index
Swap, Terminating 07/08/09
(Notional Market Value of
Contracts $18,050,427)	(12,219)	141,888

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

*	All or a portion of this security is pledged as equity index swap collateral at June 30, 2009.

 1

INVERSE RUSSELL 2000® STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS †101.3%
Mizuho Financial Group, Inc. issued 06/30/09 at 0.01% due 07/01/09	16,180,839	$16,180,839
HSBC Group issued 06/30/09 at 0.01% due 07/01/09	7,570,743	7,570,743
Morgan Stanley issued 06/30/09 at 0.00% due 07/01/09	5,804,237	5,804,237
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09*
	2,228,959	2,228,959

Total Repurchase Agreements
(Cost $31,784,778)		31,784,778

Total Investments 101.3%
(Cost $31,784,778)		$31,784,778

Liabilities in Excess of Other
Assets – (1.3)%		$(397,460)

Net Assets – 100.0%		$31,387,318

		Unrealized
	Contracts	Gain (Loss)

Futures Contracts Sold Short
September 2009 Russell 2000 Index Mini Futures Contracts
(Aggregate Market Value of Contracts $8,510,880)	168	48,176

	Units

Equity Index Swap Agreements Sold Short
Credit Suisse Capital, LLC September 2009 Russell 2000 Index
Swap, Terminating 09/25/09 ††
(Notional Market Value of Contracts $20,228,751)	39,798	25,856
Goldman Sachs International July 2009 Russell 2000 Index Swap, Terminating 07/08/09 ††
(Notional Market Value of Contracts $3,535,797)	6,956	(12,150)

(Total Notional Market Value of Contracts $23,764,548)		$13,706

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	Total Return based on Russell 2000 Index +/- financing at a variable rate.

*	All or a portion of this security is pledged as equity index swap collateral at June 30, 2009.

 1

INVERSE S&P 500 STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

	Face	Market
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES 43.2%
Federal Home Loan Bank** 0.75% due 10/16/09	$25,000,000	$24,987,375
Freddie Mac*** 0.57% due 08/24/09	50,000,000	49,991,750
Freddie Mac*** 0.58% due 09/08/09	25,000,000	24,992,825

Total Federal Agency Discount Notes
(Cost $99,663,611)		99,971,950

REPURCHASE AGREEMENTS † 55.4%
Mizuho Financial Group, Inc. issued 06/30/09 at 0.01% due 07/01/09	53,256,927	53,256,927
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09 *	30,969,392	30,969,392
HSBC Group issued 06/30/09 at 0.01% due 07/01/09	24,918,023	24,918,023
Morgan Stanley issued 06/30/09 at 0.00% due 07/01/09	19,103,817	19,103,817

Total Repurchase Agreements
(Cost $128,248,159)		128,248,159

Total Investments 98.6%
(Cost $227,911,770)		$228,220,109

Other Assets in Excess of Liabilities – 1.4%		$3,129,146

Net Assets – 100.0%		$231,349,255

		Unrealized
	Contracts	Gain (Loss)

Futures Contracts Sold Short
September 2009 S&P 500 Mini Futures Contracts
(Aggregate Market Value of Contracts $24,005,750)	(524)	(306,009)

		Unrealized
	Units	Gain

Equity Index Swap Agreement Sold Short ††
Goldman Sachs International July 2009 S&P 500 Index
Swap, Terminating 07/08/09 (Notional Market Value of Contracts $208,087,130)	(226,349)	3,477,765

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

**	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

***	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

††	Total Return based on S&P 500 Index +/- financing at a variable rate.

*	All or a portion of this security is pledged as equity index swap collateral at June 30, 2009.

 1

JAPAN 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS † 78.5%
Mizuho Financial Group, Inc. issued 06/30/09 at 0.01% due 07/01/09	3,595,168	$3,595,168
HSBC Group issued 06/30/09 at 0.01% due 07/01/09	1,682,119	1,682,119
Morgan Stanley issued 06/30/09 at 0.00% due 07/01/09	1,289,624	1,289,624

Total Repurchase Agreements
(Cost $6,566,911)		6,566,911

Total Investments 78.5%
(Cost $6,566,911)		$6,566,911

Other Assets in Excess of Liabilities – 21.5%		$1,800,330

Net Assets – 100.0%		$8,367,241

		Unrealized
	Contracts	Gain

Currency Futures Contracts Purchased
September 2009 Japanese Yen
Currency Futures Contracts (Aggregate Market Value of Contracts $16,753,875)	129	244,172
Futures Contracts Purchased
September 2009 Nikkei 225
Futures Contracts (Aggregate Market Value of Contracts $16,906,500)	340	30,639

(Total Aggregate Market Value of Contracts $33,660,375)		$274,811

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

 1

LEISURE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

COMMON STOCKS 99.5%

McDonald’s Corp.	3,511	$201,847
Walt Disney Co.	7,579	176,818
Time Warner, Inc.	5,672	142,878
Activision Blizzard Inc.*	8,832	111,548
News Corp.	11,836	107,826
Yum! Brands, Inc.	2,936	97,886
Carnival Corp.	3,759	96,869
Viacom, Inc. — Class B*	4,210	95,567
Starbucks Corp.*	5,923	82,270
Marriott International, Inc. — Class A	3,295	72,720
Electronic Arts, Inc.*	3,168	68,809
Las Vegas Sands Corp.*	8,321	65,403
International Game Technology, Inc.	3,983	63,330
Mattel, Inc.	3,812	61,183
Starwood Hotels & Resorts Worldwide, Inc.	2,470	54,834
Tim Hortons, Inc.	2,125	52,147
Wynn Resorts Ltd.*	1,395	49,243
Darden Restaurants, Inc.	1,430	47,161
Marvel Entertainment, Inc.*	1,303	46,374
Royal Caribbean Cruises Ltd.	3,354	45,413
DreamWorks Animation SKG, Inc. — Class A*	1,579	43,565
Wyndham Worldwide Corp.	3,549	43,014
CTC Media, Inc.*	3,620	42,788
Hasbro, Inc.	1,741	42,202
Penn National Gaming, Inc.*	1,303	37,930
Burger King Holdings, Inc.	2,119	36,595
Bally Technologies, Inc.*	1,176	35,186
MGM MIRAGE*	5,484	35,043
Regal Entertainment Group — Class A	2,376	31,577
WMS Industries, Inc.*	978	30,817
Scientific Games Corp. — Class A*	1,932	30,468
Brinker International, Inc.	1,787	30,433
Liberty Media Corp — Capital*	2,225	30,171
Choice Hotels International, Inc.	1,126	29,963
Ameristar Casinos, Inc.	1,573	29,934
Cinemark Holdings, Inc.	2,569	29,081
Wendy’s/Arby’s Group, Inc. - Class A	7,134	28,536
Cheesecake Factory, Inc.*	1,549	26,798
Jack in the Box, Inc.*	1,191	26,738
Panera Bread Co.*	532	26,525

		Market
	Shares	Value

Chipotle Mexican Grill, Inc. — Class A*	320	$25,600
Polaris Industries, Inc.	791	25,407
Bob Evans Farms, Inc.	859	24,688
Vail Resorts, Inc.*	920	24,674
Life Time Fitness, Inc.*	1,154	23,092
Pool Corp.	1,346	22,290
Take-Two Interactive Software, Inc.	2,282	21,611
P.F. Chang’s China Bistro, Inc.*	664	21,288
Papa John’s International, Inc.*	815	20,204
Texas Roadhouse, Inc.*	1,839	20,063
CEC Entertainment, Inc.*	663	19,545
Sonic Corp.*	1,802	18,074
Cracker Barrel Old Country Store, Inc.	629	17,549
Buffalo Wild Wings, Inc.*	507	16,488

Total Common Stocks
(Cost $1,907,276)		2,708,063

WARRANTS 0.0%
Krispy Kreme Doughnuts, Inc.	350	14

Total Warrants
(Cost $0)		14

REPURCHASE AGREEMENTS 0.6%
Credit Suisse Group issued 06/30/09 at .02% due 07/01/09	16,206	16,206

Total Repurchase Agreements
(Cost $16,206)		16,206

Total Investments 100.1%
(Cost $1,923,481)		$2,724,283

Liabilities in Excess of Other Assets – (0.1)%		$(3,733)

Net Assets – 100.0%		$2,720,550

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

 1

MID-CAP 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

COMMON STOCKS 66.5%

FINANCIALS 11.7%
Everest Re Group Ltd.	1,070	$76,580
New York Community Bancorp, Inc.	6,010	64,247
Fidelity National Financial, Inc. — Class A	4,090	55,338
Eaton Vance Corp.	2,040	54,570
Federal Realty Investment Trust	1,030	53,066
W.R. Berkley Corp.	2,400	51,528
Rayonier, Inc.	1,370	49,799
Regency Centers Corp.	1,390	48,525
AMB Property Corp.	2,550	47,965
Cullen/Frost Bankers, Inc.	1,040	47,965
Jefferies Group, Inc.*	2,210	47,139
HCC Insurance Holdings, Inc.	1,950	46,819
Nationwide Health Properties, Inc.	1,790	46,075
Reinsurance Group of America, Inc.	1,270	44,336
Liberty Property Trust	1,840	42,394
SEI Investments Co.	2,330	42,033
First American Corp.	1,620	41,974
Affiliated Managers Group, Inc.*	720	41,897
Old Republic International Corp.	4,190	41,271
Brown & Brown, Inc.	2,020	40,259
Realty Income Corp.	1,820	39,894
Waddell & Reed Financial, Inc. — Class A	1,500	39,555
Arthur J. Gallagher & Co.	1,750	37,345
Commerce Bancshares, Inc.	1,150	36,604
Duke Realty Corp.	3,890	34,115
Hanover Insurance Group, Inc.	890	33,918
AmeriCredit Corp.*	2,310	31,300
Mack-Cali Realty Corp.	1,360	31,008
Camden Property Trust	1,120	30,912
SL Green Realty Corp.	1,340	30,740
Essex Property Trust, Inc.	480	29,870
First Niagara Financial Group, Inc.	2,610	29,806
Bank of Hawaii Corp.	830	29,739
Raymond James Financial, Inc.	1,720	29,601
Corporate Office Properties Trust SBI	1,000	29,330

		Market
	Shares	Value

Valley National Bancorp	2,470	$28,899
American Financial Group, Inc.	1,310	28,270
Associated Banc-Corp.	2,230	27,875
City National Corp.	750	27,623
Highwoods Properties, Inc.	1,230	27,515
UDR, Inc.	2,624	27,106
Weingarten Realty Investors	1,850	26,844
TCF Financial Corp.	1,960	26,205
BancorpSouth, Inc.	1,260	25,868
Westamerica Bancorporation	510	25,301
Macerich Co.	1,415	24,915
Stancorp Financial Group, Inc.	850	24,378
Alexandria Real Estate Equities, Inc.	680	24,337
FirstMerit Corp.	1,431	24,298
Jones Lang LaSalle, Inc.	710	23,238
Omega Healthcare Investors, Inc.	1,440	22,349
NewAlliance Bancshares, Inc.	1,860	21,390
BRE Properties, Inc. — Class A	890	21,146
Mercury General Corp.	620	20,727
Washington Federal, Inc.	1,530	19,890
Hospitality Properties Trust	1,570	18,667
Protective Life Corp.	1,490	17,046
Potlatch Corp.	690	16,760
Wilmington Trust Corp.	1,210	16,529
Trustmark Corp.	850	16,422
Fulton Financial Corp.	3,060	15,943
SVB Financial Group*	570	15,515
Apollo Investment Corp.	2,480	14,880
Synovus Financial Corp.	4,890	14,621
Astoria Financial Corp.	1,410	12,098
Unitrin, Inc.	860	10,337
International Bancshares Corp.	880	9,073
Equity One, Inc.	650	8,619
Cathay General Bancorp	860	8,179
Webster Financial Corp.	920	7,406
Horace Mann Educators Corp.	680	6,780
Cousins Properties, Inc.	773	6,568
PacWest Bancorp	430	5,659

Total Financials		2,196,793

CONSUMER DISCRETIONARY 10.3%
Ross Stores, Inc.	2,210	85,306
Priceline.com, Inc.*	720	80,316
BorgWarner, Inc.	2,030	69,284
Advance Auto Parts, Inc.	1,650	68,458

 1

MID-CAP 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Dollar Tree, Inc.*	1,560	$65,676
CarMax, Inc.*	3,838	56,419
ITT Educational Services, Inc.*	540	54,356
Strayer Education, Inc.	240	52,346
American Eagle Outfitters, Inc.	3,600	51,012
NVR, Inc.*	100	50,239
Petsmart, Inc.	2,200	47,212
Chipotle Mexican Grill, Inc. — Class A*	550	44,000
Urban Outfitters, Inc.*	1,990	41,531
LKQ Corp.*	2,440	40,138
Aeropostale, Inc.*	1,170	40,096
Toll Brothers, Inc.*	2,300	39,031
DreamWorks Animation SKG, Inc. — Class A*	1,300	35,867
Mohawk Industries, Inc.*	980	34,966
Career Education Corp.*	1,290	32,108
Brinker International, Inc.	1,780	30,313
Chico’s FAS, Inc.*	3,090	30,066
Marvel Entertainment, Inc.*	840	29,896
Netflix, Inc.*	710	29,351
Wendy’s/Arby’s Group, Inc. — Class A	7,280	29,120
Tupperware Brands Corp.	1,090	28,362
Foot Locker, Inc.	2,700	28,269
Gentex Corp.	2,400	27,840
Aaron’s Inc	930	27,733
Panera Bread Co.*	540	26,924
WMS Industries, Inc.*	850	26,784
Guess?, Inc.	1,020	26,296
The Warnaco Group, Inc.*	800	25,920
Phillips-Van Heusen Corp.	900	25,821
Corinthian Colleges, Inc.*	1,520	25,734
Dick’s Sporting Goods, Inc.*	1,490	25,628
Hanesbrands, Inc.*	1,650	24,767
John Wiley & Sons, Inc. — Class A	740	24,605
J. Crew Group, Inc.*	900	24,318
Service Corporation International	4,370	23,948
Rent-A-Center, Inc.*	1,140	20,326
Lamar Advertising Company*	1,330	20,309
Brink’s Home Security Holdings, Inc.*	710	20,100
M.D.C. Holdings, Inc.	640	19,270
Fossil, Inc.*	780	18,782
Cheesecake Factory, Inc.*	1,050	18,165
Williams-Sonoma, Inc.	1,510	17,924
Scientific Games Corp. — Class A*	1,120	17,662

		Market
	Shares	Value

Sotheby’s	1,170	$16,509
Matthews International Corp. — Class A	530	16,494
Collective Brands, Inc.*	1,120	16,318
Bob Evans Farms, Inc.	530	15,232
Under Armour, Inc.*	630	14,099
Regis Corp.	760	13,232
Barnes & Noble, Inc.	640	13,203
Ryland Group, Inc.	750	12,600
International Speedway Corp. — Class A	480	12,293
Life Time Fitness, Inc.*	610	12,206
Thor Industries, Inc.	608	11,169
Saks, Inc.*	2,520	11,164
99 Cents Only Stores*	810	11,000
Timberland Co. — Class A*	790	10,483
Scholastic Corp.	440	8,708
Boyd Gaming Corp.*	970	8,245
AnnTaylor Stores Corp.*	1,020	8,140
American Greetings Corp. — Class A	690	8,059
Harte-Hanks, Inc.	660	6,105
Callaway Golf Co.	1,120	5,678
Coldwater Creek, Inc.*	820	4,969
Blyth, Inc.	100	3,279

Total Consumer Discretionary		1,921,779

INDUSTRIALS 9.8%
URS Corp.*	1,450	71,804
Roper Industries, Inc.	1,570	71,137
AMETEK, Inc.	1,870	64,664
Joy Global, Inc.	1,780	63,581
Manpower, Inc.	1,360	57,582
KBR, Inc.	2,790	51,448
Aecom Technology Corp.*	1,590	50,880
Alliant Techsystems, Inc.*	570	46,945
AGCO Corp.*	1,610	46,803
Donaldson Company	1,340	46,418
FTI Consulting, Inc.*	890	45,141
Pentair, Inc.	1,710	43,810
J.B. Hunt Transport Services, Inc.	1,430	43,658
SPX Corp.	850	41,624
Shaw Group, Inc.*	1,460	40,019
Harsco Corp.	1,390	39,337
Copart, Inc.*	1,110	38,484
Bucyrus International, Inc.	1,310	37,414
Waste Connections, Inc.*	1,390	36,015
IDEX Corp.	1,410	34,644
Corrections Corporation of America*	2,010	34,150

 2

MID-CAP 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Landstar System, Inc.	890	$31,960
Hubbell, Inc. — Class B	980	31,419
Con-way Inc.	800	28,248
Watson Wyatt Worldwide	740	27,772
MSC Industrial Direct Co.	780	27,674
Wabtec Corp.	830	26,701
Lincoln Electric Holdings, Inc.	740	26,670
Thomas & Betts Corporation*	920	26,524
Lennox International, Inc.	820	26,355
Kansas City Southern*	1,600	25,776
Carlisle Companies, Inc.	1,060	25,482
Timken Co.	1,480	25,278
BE Aerospace, Inc.*	1,760	25,274
Kennametal, Inc.	1,270	24,359
Graco, Inc.	1,040	22,901
Nordson Corp.	590	22,809
Terex Corp.*	1,880	22,692
Valmont Industries, Inc.	310	22,345
GATX Corp.	820	21,090
Brink’s Co.	700	20,321
Granite Construction, Inc.	580	19,302
Woodward Governor Co.	960	19,008
Oshkosh Corp.	1,300	18,902
Clean Harbors, Inc.*	350	18,896
Trinity Industries, Inc.	1,370	18,659
Crane Co.	820	18,294
Alexander & Baldwin, Inc.	710	16,642
JetBlue Airways Corp.*	3,540	15,116
Herman Miller, Inc.	940	14,420
HNI Corp.	778	14,051
Werner Enterprises, Inc.	750	13,590
AirTran Holdings, Inc.*	2,090	12,937
Mine Safety Appliances Co.	520	12,532
MPS Group, Inc.*	1,610	12,300
Rollins, Inc.	710	12,290
Corporate Executive Board Co.	590	12,248
Alaska Air Group, Inc.*	630	11,504
Deluxe Corp.	880	11,273
Navigant Consulting, Inc.*	840	10,853
Korn/Ferry International, Inc.*	780	8,299
Dycom Industries, Inc.*	680	7,528
United Rentals, Inc.*	1,050	6,814
Federal Signal Corp.	840	6,426
Kelly Services, Inc. — Class A	480	5,256

		Market
	Shares	Value

Total Industrials		$1,834,348

INFORMATION TECHNOLOGY 9.7%
SAIC, Inc.*	3,550	65,852
Lam Research Corp.*	2,190	56,940
Avnet, Inc.*	2,630	55,309
Global Payments, Inc.	1,390	52,069
Ingram Micro, Inc. — Class A*	2,820	49,350
Synopsys, Inc.*	2,510	48,970
Equinix, Inc.*	660	48,008
ANSYS, Inc.*	1,530	47,675
F5 Networks, Inc.*	1,370	47,388
Cree, Inc.*	1,550	45,554
Sybase, Inc.*	1,450	45,443
Arrow Electronics, Inc.*	2,080	44,179
Hewitt Associates, Inc.*	1,450	43,181
Alliance Data Systems Corp.*	1,010	41,602
Trimble Navigation Ltd.*	2,080	40,830
Metavante Technologies, Inc.*	1,570	40,600
Lender Processing Services, Inc.	1,460	40,544
Broadridge Financial Solutions, Inc.	2,440	40,455
Palm, Inc.*	2,400	39,768
Itron, Inc.*	700	38,549
CommScope, Inc.*	1,420	37,289
FactSet Research Systems Inc.	730	36,405
Micros Systems, Inc.*	1,400	35,448
NCR Corp.*	2,760	32,651
3Com Corp.*	6,750	31,793
Macrovision Solutions Corp.*	1,430	31,188
Diebold, Inc.	1,150	30,314
Jack Henry & Associates, Inc.	1,460	30,295
Polycom, Inc.*	1,460	29,594
Silicon Laboratories, Inc.*	780	29,593
Atmel Corp.*	7,850	29,281
Tech Data Corp.*	880	28,785
NeuStar, Inc.*	1,260	27,922
Cadence Design Systems, Inc.*	4,590	27,081
Intersil Corp. — Class A	2,130	26,774
DST Systems, Inc.*	710	26,235
Zebra Technologies Corp. — Class A*	1,030	24,370
Digital River, Inc.*	660	23,971
Parametric Technology Corp.*	2,020	23,614

 3

MID-CAP 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Vishay Intertechnology, Inc.*	3,250	$22,068
National Instruments Corp.	970	21,883
ADTRAN, Inc.	960	20,611
International Rectifier Corp.*	1,250	18,513
RF Micro Devices, Inc.*	4,632	17,416
Integrated Device Technology, Inc.*	2,880	17,395
Semtech Corp.*	1,060	16,865
Plantronics, Inc.	850	16,074
Mantech International Corp. — Class A*	370	15,925
ValueClick, Inc.*	1,510	15,885
Gartner, Inc. — Class A*	1,040	15,870
Fairchild Semiconductor International, Inc.*	2,150	15,029
Wind River Systems, Inc.*	1,190	13,637
ADC Telecommunications, Inc.*	1,680	13,373
Fair Isaac Corp.	850	13,141
SRA International, Inc. — Class A*	730	12,819
Avocent Corp.*	770	10,749
Acxiom Corp.	1,190	10,508
Mentor Graphics Corp.*	1,640	8,971
Advent Software, Inc.*	270	8,853
ACI Worldwide, Inc.*	610	8,516
Imation Corp.	530	4,033

Total Information Technology		1,813,003

HEALTH CARE 8.5%
Vertex Pharmaceuticals, Inc.*	3,020	107,633
Henry Schein, Inc.*	1,570	75,281
Cerner Corp.*	1,180	73,502
Edwards Lifesciences Corp.*	980	66,669
Hologic, Inc.*	4,470	63,608
Beckman Coulter, Inc.	1,100	62,854
Covance, Inc.*	1,110	54,612
ResMed, Inc.*	1,310	53,356
Pharmaceutical Product Development, Inc.	2,050	47,601
IDEXX Laboratories, Inc.*	1,030	47,586
Omnicare, Inc.	1,820	46,883
Mettler-Toledo International, Inc.*	590	45,518
Universal Health Services, Inc. — Class B	860	42,011
Techne Corp.	650	41,477
Community Health Systems, Inc.*	1,610	40,653
VCA Antech, Inc.*	1,480	39,516

		Market
	Shares	Value

Charles River Laboratories International, Inc.*	1,150	$38,813
Gen-Probe, Inc.*	900	38,682
Perrigo Co.	1,350	37,503
Valeant Pharmaceuticals International*	1,430	36,780
Endo Pharmaceuticals Holdings, Inc.*	2,040	36,557
United Therapeutics Corp.*	410	34,165
Sepracor, Inc.*	1,900	32,908
Owens & Minor, Inc.	720	31,550
Teleflex, Inc.	690	30,933
OSI Pharmaceuticals, Inc.*	1,010	28,512
Lincare Holdings, Inc.*	1,200	28,224
Health Net, Inc.*	1,810	28,146
Steris Corp.	1,020	26,602
Thoratec Corp.*	980	26,244
Kinetic Concepts, Inc.*	960	26,160
LifePoint Hospitals, Inc.*	950	24,938
Bio-Rad Laboratories, Inc. — Class A*	330	24,908
Psychiatric Solutions, Inc.*	980	22,285
Health Management Associates, Inc. — Class A*	4,300	21,242
Masimo Corp.*	840	20,252
Varian, Inc.*	500	19,715
Hill-Rom Holdings, Inc.	1,090	17,680
Immucor, Inc.*	1,230	16,925
Medicis Pharmaceutical Corp. — Class A	990	16,157
WellCare Health Plans, Inc.*	740	13,683
Affymetrix, Inc.*	1,230	7,294
Kindred Healthcare, Inc.*	520	6,432

Total Health Care		1,602,050

MATERIALS 4.8%
Martin Marietta Materials, Inc.	770	60,737
FMC Corp.	1,270	60,071
Airgas, Inc.	1,420	57,553
Cliffs Natural Resources Inc	2,280	55,792
Lubrizol Corp.	1,170	55,353
Steel Dynamics, Inc.	3,260	48,020
Reliance Steel & Aluminum Co.	1,110	42,613
Terra Industries, Inc.	1,740	42,143
Sonoco Products Co.	1,740	41,673
Albemarle Corp.	1,590	40,656
AptarGroup, Inc.	1,180	39,849
Valspar Corp.	1,750	39,427

 4

MID-CAP 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Ashland, Inc.	1,160	$32,538
RPM International, Inc.	2,240	31,450
Commercial Metals Co.	1,960	31,419
Packaging Corporation of America	1,780	28,836
Scotts Miracle-Gro Co. — Class A	770	26,988
Greif, Inc. — Class A	590	26,090
Temple-Inland, Inc.	1,860	24,403
Sensient Technologies Corp.	840	18,959
Olin Corp.	1,350	16,051
Carpenter Technology Corp.	770	16,024
Cytec Industries, Inc.	820	15,268
Cabot Corp.	1,140	14,341
Worthington Industries, Inc.	1,040	13,302
Minerals Technologies, Inc.	320	11,526
Louisiana-Pacific Corp.*	1,590	5,438

Total Materials		896,520

UTILITIES 4.5%
MDU Resources Group, Inc.	3,200	60,704
NSTAR	1,860	59,725
Oneok, Inc.	1,830	53,967
Alliant Energy Corp.	1,930	50,431
National Fuel Gas Co.	1,390	50,151
Energen Corp.	1,250	49,875
UGI Corp.	1,890	48,176
OGE Energy Corp.	1,670	47,295
DPL, Inc.	2,020	46,804
NV Energy, Inc.	4,080	44,023
AGL Resources, Inc.	1,340	42,612
Aqua America, Inc.	2,360	42,244
Great Plains Energy, Inc.	2,350	36,543
Westar Energy, Inc.	1,890	35,475
Vectren Corp.	1,410	33,036
Hawaiian Electric Industries, Inc.	1,590	30,305
WGL Holdings, Inc.	870	27,857
Cleco Corp.	1,050	23,541
IDACORP, Inc.	820	21,435
PNM Resources, Inc.	1,510	16,172
Black Hills Corp.	680	15,633

Total Utilities		836,004

ENERGY 4.1%
Pride International, Inc.*	3,020	75,681
Newfield Exploration Co.*	2,310	75,468
Plains Exploration & Production Co.*	2,120	58,003

		Market
	Shares	Value

Helmerich & Payne, Inc.	1,840	$56,801
Oceaneering International, Inc.*	950	42,940
Cimarex Energy Co.	1,450	41,093
Southern Union Co.	2,160	39,722
Arch Coal, Inc.	2,520	38,732
Tidewater, Inc.	900	38,583
Patterson-UTI Energy, Inc.	2,670	34,336
Forest Oil Corp.*	1,940	28,945
Encore Acquisition Co.*	920	28,382
Comstock Resources, Inc.*	810	26,771
Frontier Oil Corp.	1,820	23,860
Superior Energy Services*	1,360	23,487
Unit Corp.*	830	22,883
Mariner Energy, Inc.*	1,750	20,563
Helix Energy Solutions Group, Inc.*	1,710	18,588
Quicksilver Resources, Inc.*	1,970	18,301
Bill Barrett Corp.*	650	17,849
Exterran Holdings, Inc.*	1,080	17,323
Overseas Shipholding Group, Inc.	410	13,956
Patriot Coal Corp.*	1,070	6,827

Total Energy		769,094

CONSUMER STAPLES 2.7%
Church & Dwight Company, Inc.	1,220	66,258
Energizer Holdings, Inc.*	1,210	63,211
Ralcorp Holdings, Inc.*	990	60,311
Hansen Natural Corp.*	1,260	38,833
Alberto-Culver Co.	1,490	37,891
Corn Products International, Inc.	1,300	34,827
BJ’s Wholesale Club, Inc.*	970	31,263
Flowers Foods, Inc.	1,370	29,921
Smithfield Foods, Inc.*	2,070	28,918
NBTY, Inc.*	960	26,995
PepsiAmericas, Inc.	980	26,274
Ruddick Corp.	680	15,932
Lancaster Colony Corp.	340	14,984
Universal Corp.	430	14,237
Tootsie Roll Industries, Inc.	460	10,437

Total Consumer Staples		500,292

TELECOMMUNICATION SERVICES 0.4%
Telephone & Data Systems, Inc.	1,750	49,525
Syniverse Holdings, Inc.*	900	14,427

 5

MID-CAP 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Cincinnati Bell, Inc.*	3,740	$10,622

Total Telecommunication Services		74,574

Total Common Stocks
(Cost $12,810,667)		12,444,457

WARRANTS 0.0%
Krispy Kreme Doughnuts, Inc.	510	21

Total Warrants
(Cost $0)		21

	Face
	Amount

REPURCHASE AGREEMENTS † 32.2%
Mizuho Financial Group, Inc. issued 06/30/09 at 0.01% due 07/01/09	2,513,897	2,513,897
Credit Suisse Group * issued 06/30/09 at 0.02% due 07/01/09	1,422,257	1,422,257
HSBC Group issued 06/30/09 at 0.01% due 07/01/09	1,176,210	1,176,210
Morgan Stanley issued 06/30/09 at 0.00% due 07/01/09	901,761	901,761

Total Repurchase Agreements
(Cost $6,014,125)		6,014,125

Total Investments 98.7%
(Cost $18,824,792)		$18,458,603

Other Assets in Excess of Liabilities – 1.3%		$240,818

Net Assets – 100.0%		$18,699,421

		Unrealized
	Contracts	(Loss)

Futures Contracts Purchased
September 2009 S&P Mid Cap
400 Index Mini Futures
Contracts
(Aggregate Market Value of Contracts $3,057,570)	53	(9,896)

		Unrealized
	Units	Gain (Loss)

Equity Index Swap Agreements Purchased
Credit Suisse Capital, LLC September 2009 Mid Cap 400 Index Swap, Terminating 09/25/09††
(Notional Market Value of Contracts $5,625,365)	9,730	25,981
Goldman Sachs International July 2009 Mid Cap 400 Index Swap, Terminating 07/08/09††
(Notional Market Value of Contracts $6,912,629)	11,957	(154,936)

(Total Notional Market Value of Contracts $12,537,993)		$(128,955)

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.

*	All or a portion of this security is pledged as equity index swap collateral at June 30, 2009.

 6

MULTI-HEDGE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

COMMON STOCKS 31.0%

INFORMATION TECHNOLOGY 5.3%
Sun Microsystems, Inc.*§	150,020	$1,383,184
Metavante Technologies, Inc.*§	52,661	1,361,813
Vignette Corp.*§	40,921	538,111
BMC Software, Inc.*§	8,140	275,051
Altera Corp.§	14,279	232,462
F5 Networks, Inc.*§	5,840	202,006
Wind River Systems, Inc.*	16,510	189,205
EMC Corp*§	13,820	181,042
Sohu.com, Inc.*§	2,750	172,782
Oracle Corp.§	7,590	162,578
Global Payments, Inc.§	3,870	144,970
Apple Computer, Inc.*§	940	133,884
Tech Data Corp.*§	4,048	132,410
Diebold, Inc.§	4,580	120,729
Compuware Corp.*§	16,050	110,103
Dolby Laboratories, Inc. — Class A*§	2,750	102,520
Jabil Circuit, Inc.§	13,736	101,921
WebMD Health Corp.*§	3,190	95,445
Hewlett-Packard Co.§	2,469	95,427
Red Hat, Inc.*§	4,660	93,806
Xilinx, Inc.§	4,480	91,661
Broadridge Financial Solutions, Inc.§	5,400	89,532
ANSYS, Inc.*§	2,819	87,840
Brocade Communications Systems, Inc.*§	10,805	84,495
Symantec Corp.*§	4,900	76,244
Qualcomm, Inc.§	1,640	74,128
QLogic Corp.*§	5,710	72,403
Ingram Micro, Inc. — Class A*§	3,758	65,765
Western Digital Corp.*§	2,180	57,770
Cypress Semiconductor Corp.*§	6,020	55,384
Unisys Corp.*§	35,844	54,124
Seagate Technology§	4,348	45,480
Broadcom Corp. — Class A*§	1,770	43,878
Salesforce.com, Inc.*§	950	36,261
Flir Systems, Inc.*§	1,590	35,870
Microchip Technology, Inc.§	1,590	35,855
Genpact Ltd.*§	2,990	35,133
VMware, Inc.*§	1,180	32,179
Micron Technology, Inc.*§	6,237	31,559
CA, Inc.§	1,550	27,017

		Market
	Shares	Value

International Business Machines Corp.§	210	$21,928
Adobe Systems, Inc.*§	660	18,678
Linear Technology Corp.§	690	16,112
Atmel Corp.*§	4,130	15,405
Marvell Technology Group Ltd.*§	1,230	14,317
Affiliated Computer Services, Inc. — Class A*§	320	14,214
Ariba, Inc.*§	1,320	12,989
NeuStar, Inc.*§	530	11,745
Google, Inc. — Class A*§	20	8,432
Cognizant Technology Solutions Corp. — Class A*§	270	7,209
Amphenol Corp.§	110	3,480
Akamai Technologies, Inc.*	10	192

Total Information Technology		7,106,728

HEALTH CARE 4.8%
Schering-Plough Corp.§	58,618	1,472,484
Wyeth§	30,061	1,364,469
Baxter International, Inc.§	5,497	291,121
HLTH Corp.*§	19,058	249,660
Techne Corp.§	3,010	192,068
Perrigo Co.§	6,609	183,598
Gilead Sciences, Inc.*§	3,100	145,204
Abraxis BioScience, Inc.*§	3,820	140,805
Watson Pharmaceuticals, Inc.*§	3,958	133,226
MedAssets, Inc.*§	6,589	128,156
ResMed, Inc.*§	3,080	125,448
Cerner Corp.*§	1,940	120,843
Express Scripts, Inc.*§	1,550	106,562
Inverness Medical Innovations*	414	92,281
Abbott Laboratories§	1,930	90,787
Allscripts Healthcare Solutions, Inc.§	5,530	87,706
Millipore Corp.*§	1,230	86,358
Mylan Laboratories, Inc.*§	6,560	85,608
Amgen, Inc.*§	1,549	82,004
Community Health Systems, Inc.*§	3,069	77,492
Omnicare, Inc.§	2,770	71,355
Medco Health Solutions, Inc.*§	1,549	70,650
athenahealth, Inc.*§	1,870	69,209
Cougar Biotechnology, Inc.*§	1,560	67,018
Biogen Idec, Inc.*§	1,479	66,777
Myriad Genetics, Inc.*§	1,800	64,170

 1

MULTI-HEDGE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Eclipsys Corp.*§	3,370	$59,919
Edwards Lifesciences Corp.*§	720	48,982
Thermo Fisher Scientific, Inc.*§	1,130	46,070
Lincare Holdings, Inc.*§	1,869	43,959
Alexion Pharmaceuticals, Inc.*§	1,050	43,176
Phase Forward, Inc.*§	2,600	39,286
Johnson & Johnson§	620	35,216
Onyx Pharmaceuticals, Inc.*§	1,190	33,629
Illumina, Inc.*§	840	32,710
Computer Programs & Systems, Inc.§	810	31,031
United Therapeutics Corp.*§	350	29,165
Novartis AG — SP ADR§	710	28,961
Omnicell, Inc.*§	2,670	28,702
GlaxoSmithKline PLC — SP ADR§	770	27,212
Cardinal Health, Inc.§	840	25,662
Intuitive Surgical, Inc.*§	150	24,549
Sanofi-Aventis — SP ADR§	820	24,182
AstraZeneca PLC — SP ADR§	520	22,953
Teva Pharmaceutical Industries Ltd. — SP ADR§	390	19,243
Bristol-Myers Squibb Co.§	860	17,467
OSI Pharmaceuticals, Inc.*§	600	16,938
Health Management Associates, Inc. — Class A*§	3,179	15,704
LifePoint Hospitals, Inc.*§	320	8,400
Shire PLC — SP ADR§	190	7,881
Myriad Pharmaceuticals, Inc.*§	451	2,095
Becton, Dickinson & Co.	10	713

Total Health Care		6,378,864

ENERGY 4.6%
Atlas Energy Resources LLC§	69,638	1,422,704
Foundation Coal Holdings, Inc.	42,263	1,188,013
Petro-Canada§	29,524	1,134,312
NATCO Group, Inc.*	20,790	684,407
Range Resources Corp.	3,300	136,653
Hess Corp.	1,990	106,962
Hercules Offshore*	26,408	104,840
Helmerich & Payne, Inc.	3,280	101,254
Encore Acquisition Co.*	3,030	93,475

		Market
	Shares	Value

Southwestern Energy Co.*	2,060	$80,031
Overseas Shipholding Group, Inc.	2,219	75,535
Dresser-Rand Group, Inc.*	2,510	65,511
Occidental Petroleum Corp.	870	57,255
Noble Energy, Inc.	970	57,201
Apache Corp.	730	52,669
FMC Technologies, Inc.*	1,290	48,478
CNX Gas Corp.*	1,730	45,447
Oceaneering International, Inc.*	990	44,748
Schlumberger Ltd.	820	44,370
Continental Resources, Inc.*	1,550	43,012
Pride International, Inc.*	1,639	41,073
Murphy Oil Corp.	740	40,197
EOG Resources, Inc.	590	40,073
Whiting Petroleum Corp.*	1,050	36,918
National-Oilwell Varco, Inc.*	1,100	35,926
Diamond Offshore Drilling, Inc.	390	32,390
Rowan Companies, Inc.	1,479	28,574
Transocean Ltd.*§	360	26,744
Chevron Corp.	400	26,500
Atwood Oceanics, Inc.*	1,010	25,159
Peabody Energy Corp.	810	24,430
Halliburton Co.	1,119	23,163
Tesoro Corp.	1,509	19,210
PetroHawk Energy Corp.*	790	17,617
ENSCO International, Inc.	490	17,086
Tenaris SA — SP ADR§	600	16,224
Frontline Ltd.	580	14,129
XTO Energy, Inc.	370	14,112
Arch Coal, Inc.	850	13,065
Cabot Oil & Gas Corp.	340	10,418
Marathon Oil Corp.	160	4,821
Key Energy Services, Inc.*	780	4,493
SEACOR Holdings, Inc.*	50	3,762
Consol Energy, Inc.	70	2,377
Smith International, Inc.	40	1,030
Anadarko Petroleum Corp.	20	908

Total Energy		6,107,276

CONSUMER DISCRETIONARY 4.5%
Centex Corp.§	169,002	1,429,757
Ticketmaster Entertainment, Inc.*§	47,125	302,542
DeVry, Inc.§	4,480	224,179
EW Scripps Co. — Class A§	100,330	209,690
DreamWorks Animation SKG, Inc. — Class A*§	7,367	203,256
TJX Companies, Inc.§	6,020	189,389

 2

MULTI-HEDGE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Hasbro, Inc.§	7,160	$173,558
Amazon.com, Inc.*§	2,070	173,176
Burger King Holdings, Inc.§	9,289	160,421
Priceline.com, Inc.*§	1,340	149,477
DIRECTV Group, Inc.*§	5,889	145,517
AutoZone, Inc.*§	940	142,043
Apollo Group, Inc. — Class A*§	1,800	128,016
Foot Locker, Inc.§	9,530	99,779
Ross Stores, Inc.§	2,289	88,355
Big Lots, Inc.*§	4,160	87,485
Clear Channel Outdoor Holdings, Inc. — Class A*§	15,923	84,392
ITT Educational Services, Inc.*§	820	82,541
Panera Bread Co. — Class A*§	1,650	82,269
Johnson Controls, Inc.§	3,590	77,975
The Gap, Inc.§	4,420	72,488
D.R. Horton, Inc.§	7,238	67,748
Comcast Corp. — Class A§	4,540	65,785
Magna International, Inc. — Class A§	1,470	62,093
John Wiley & Sons, Inc. — Class A§	1,610	53,532
Weight Watchers International, Inc.§	2,050	52,828
AutoNation, Inc.*§	3,010	52,223
Darden Restaurants, Inc.§	1,540	50,789
BorgWarner, Inc.§	1,420	48,465
Brink’s Home Security Holdings, Inc.*§	1,550	43,880
LKQ Corp.*§	2,630	43,264
Lowe’s Companies, Inc.§	2,180	42,314
Petsmart, Inc.§	1,830	39,272
Best Buy Company, Inc.§	1,140	38,179
Time Warner Cable, Inc.§	1,200	38,004
Sotheby’s§	2,690	37,956
Urban Outfitters, Inc.*§	1,780	37,149
American Public Education, Inc.*§	920	36,441
Staples, Inc.§	1,770	35,701
Liberty Global, Inc. — Class A*§	2,140	34,005
McDonald’s Corp.§	570	32,769
Nike, Inc. — Class B§	630	32,621
Gentex Corp.§	2,660	30,856
Autoliv, Inc.§	1,050	30,209
Interpublic Group of Companies, Inc.*§	5,839	29,487
K12 Inc.*§	1,360	29,308

		Market
	Shares	Value

Guess?, Inc.§	1,129	$29,106
Lennar Corp. — Class A§	2,889	27,994
Brinker International, Inc.§	1,630	27,759
Bed Bath & Beyond, Inc.*§	900	27,675
O’Reilly Automotive, Inc.*§	690	26,275
Matthews International Corp. — Class A§	820	25,518
GameStop Corp. — Class A*§	1,150	25,312
Liberty Media Corp.— Entertainment*§	940	25,145
Blue Nile, Inc.*§	560	24,074
Advance Auto Parts, Inc.§	560	23,234
Sherwin-Williams Co.§	430	23,113
Service Corporation International§	4,000	21,920
Chipotle Mexican Grill, Inc. — Class A*§	260	20,800
Limited Brands, Inc.§	1,670	19,990
Netflix, Inc.*§	480	19,843
Family Dollar Stores, Inc.§	660	18,678
Coach, Inc.§	670	18,010
VF Corp.§	320	17,712
Shutterfly, Inc.*§	1,240	17,298
Meredith Corp.§	650	16,608
NutriSystem, Inc.§	1,080	15,660
Superior Industries International, Inc.§	1,070	15,087
PetMed Express, Inc.*§	920	13,828
Corinthian Colleges, Inc.*§	810	13,713
Overstock.com, Inc.*§	1,140	13,634
Capella Education Co.*§	210	12,590
Drew Industries, Inc.*§	990	12,048
Jarden Corp.*§	600	11,250
Raser Technologies, Inc.*§	3,340	9,352
Stamps.com, Inc.*§	1,010	8,565
Royal Caribbean Cruises Ltd.§	630	8,530
Snap-On, Inc.§	290	8,335
Morningstar, Inc.*§	180	7,421
Dollar Tree, Inc.*§	160	6,736
Expedia, Inc.*§	420	6,346
Career Education Corp.*§	200	4,978
Cooper Tire & Rubber Co.§	400	3,968
Scientific Games Corp. — Class A*§	150	2,366

 3

MULTI-HEDGE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Total Consumer Discretionary		6,001,654

FINANCIALS 3.7%
IPC Holdings Ltd.	13,154	359,630
TD Ameritrade Holding Corp.*	17,230	302,214
Blackrock, Inc.	1,220	214,012
Hanover Insurance Group, Inc.	5,180	197,410
Allied World Assurance Company Holdings Ltd	4,710	192,309
Conseco, Inc.*	75,897	179,876
Annaly Capital Management, Inc.	11,179	169,250
People’s United Financial, Inc.	10,179	153,092
IntercontinentalExchange, Inc.*	1,340	153,082
Genworth Financial, Inc. — Class A	20,410	142,666
Hudson City Bancorp, Inc.	10,559	140,329
Digital Realty Trust, Inc.	3,830	137,305
Brown & Brown, Inc.	6,129	122,151
Northern Trust Corp.	2,260	121,317
Aon Corp.	2,910	110,202
Developers Diversified Realty Corp.	22,510	109,849
BB&T Corp.	4,908	107,878
Federated Investors, Inc. — Class B	4,260	102,623
iStar Financial Inc.*	36,013	102,277
Discover Financial Services	8,368	85,939
American Capital Ltd.	26,758	85,893
M&T Bank Corp.	1,509	76,853
Unum Group	4,730	75,018
Eaton Vance Corp.	2,760	73,830
CME Group, Inc.	230	71,555
T. Rowe Price Group, Inc.	1,630	67,922
Alleghany Corp.*	250	67,750
MetLife, Inc.	2,070	62,121
First Horizon National Corp.*	5,170	62,034
American International Group, Inc.*	52,985	61,463
Cullen/Frost Bankers, Inc.	1,160	53,499
Ameriprise Financial, Inc.	2,150	52,180
Nationwide Health Properties, Inc.	1,970	50,708
Allied Capital Corp.	13,454	46,820
Wesco Financial Corp.	150	43,650
Public Storage, Inc.	640	41,907
MSCI, Inc. — Class A*	1,560	38,126

		Market
	Shares	Value

Credit Suisse Group AG — SP ADR§	800	$36,584
HCP, Inc.	1,650	34,963
Health Care REIT, Inc.	980	33,418
E*Trade Financial Corp.*	24,811	31,758
MGIC Investment Corp.	6,887	30,303
HCC Insurance Holdings, Inc.	1,260	30,253
First Citizens BancShares, Inc. — Class A	210	28,067
Nasdaq Stock Market, Inc.*	1,300	27,703
Valley National Bancorp	2,270	26,559
UBS AG — SP ADR*§	2,160	26,374
Alexandria Real Estate Equities, Inc.	720	25,769
Plum Creek Timber Company, Inc. (REIT)	830	24,717
Douglas Emmett, Inc.	2,700	24,273
Janus Capital Group, Inc.	1,790	20,406
Charles Schwab Corp.	1,160	20,346
Waddell & Reed Financial, Inc. — Class A	700	18,459
Moody’s Corp.	630	16,601
SunTrust Banks, Inc.	950	15,628
Transatlantic Holdings, Inc.	340	14,732
Federal Realty Investment Trust	280	14,426
Invesco Ltd.	790	14,078
Investment Technology Group, Inc.*	680	13,865
State Street Corp.	270	12,744
Franklin Resources, Inc.	170	12,242
Forest City Enterprises, Inc. — Class A	1,820	12,012
Popular, Inc.	5,078	11,172
Stancorp Financial Group, Inc.	360	10,325
Morgan Stanley	360	10,264
Bank of New York Mellon Corp.	340	9,965
Fidelity National Financial, Inc. — Class A	700	9,471
U.S. Bancorp	520	9,318
Simon Property Group, Inc.	180	9,257
JPMorgan Chase & Co.	210	7,163
Liberty Property Trust	210	4,838
PHH Corp.*	230	4,181
Lazard Ltd. — Class A	150	4,038
Associated Banc-Corp.	310	3,875
Interactive Brokers Group, Inc. — Class A*	230	3,572
CIT Group, Inc.	1,650	3,548

 4

MULTI-HEDGE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Portfolio Recovery Associates, Inc.*	80	$3,098
Financial Federal Corp.	130	2,672
AmeriCredit Corp.*	190	2,575
Kilroy Realty Corp.	120	2,465
BancorpSouth, Inc.	110	2,258
City National Corp.	20	737

Total Financials		4,915,812

INDUSTRIALS 2.1%
Axsys Technologies, Inc.*§	7,588	407,020
W.W. Grainger, Inc.§	3,070	251,372
Burlington Northern Santa Fe Corp.§	2,100	154,434
Aecom Technology Corp.*§	3,660	117,120
URS Corp.*§	2,279	112,856
United Parcel Service, Inc. — Class B§	1,950	97,481
Alliant Techsystems, Inc.*§	1,110	91,420
J.B. Hunt Transport Services, Inc.§	2,980	90,979
Flowserve Corp.§	1,300	90,753
Union Pacific Corp.§	1,740	90,584
Fastenal Co.§	2,620	86,905
Norfolk Southern Corp.§	2,060	77,600
Dun & Bradstreet Corp.§	910	73,901
FTI Consulting, Inc.*§	1,410	71,515
Fluor Corp.§	1,380	70,780
Copart, Inc.*§	2,020	70,033
MSC Industrial Direct Co.§	1,780	63,154
IHS Inc.*§	1,200	59,844
Precision Castparts Corp.§	800	58,424
AMETEK, Inc.§	1,390	48,066
Gardner Denver, Inc.*§	1,880	47,320
First Solar, Inc.*§	280	45,394
Quanta Services, Inc.*§	1,900	43,947
ITT Corporation§	940	41,830
Roper Industries, Inc.§	790	35,795
Republic Services, Inc.§	1,330	32,465
Lennox International, Inc.§	970	31,176
Valmont Industries, Inc.§	430	30,994
Timken Co.§	1,800	30,744
Pentair, Inc.§	1,200	30,744
Sunpower Corp.*§	1,080	28,771
Covanta Holding Corp.*§	1,620	27,475
Joy Global, Inc.§	640	22,861
CSX Corp.§	630	21,817
GATX Corp.§	710	18,261

		Market
	Shares	Value

Thomas & Betts Corporation*§	630	$18,163
Parker Hannifin Corp.§	390	16,754
Robert Half International, Inc.§	700	16,534
Donaldson Company§	450	15,588
John Bean Technologies Corp.§	1,000	12,520
Bucyrus International, Inc.§	330	9,425
Goodrich Corp.§	150	7,496
Trinity Industries, Inc.§	280	3,814
Manpower, Inc.§	40	1,694
Kirby Corp.*§	30	954

Total Industrials		2,776,777

CONSUMER STAPLES 1.9%
General Mills, Inc.§	4,930	276,179
Wal-Mart Stores, Inc.§	5,450	263,998
Alberto-Culver Co.§	7,939	201,889
Church & Dwight Company, Inc.§	3,710	201,490
Philip Morris International, Inc.§	4,248	185,298
BJ’s Wholesale Club, Inc.*§	4,430	142,779
Dean Foods Co.*§	7,220	138,552
Procter & Gamble Co.§	2,660	135,926
Hansen Natural Corp.*§	3,950	121,739
Del Monte Foods Co.§	12,376	116,087
Molson Coors Brewing Co. — Class B§	2,719	115,095
Coca-Cola Co.§	2,299	110,329
Colgate-Palmolive Co.§	1,260	89,132
PepsiCo, Inc.§	1,499	82,385
Kimberly-Clark Corp.§	1,430	74,975
J.M. Smucker Co.§	1,420	69,097
Diageo PLC — SP ADR§	1,149	65,780
Clorox Co.§	830	46,339
Dr Pepper Snapple Group, Inc.*§	1,169	24,771
Brown-Forman Corp. — Class B§	490	21,060
Vector Group Ltd.§	870	12,432
Universal Corp.§	350	11,588
Central Garden and Pet Co. — Class A*§	1,170	11,525
Central European Distribution Corp.*§	430	11,425

 5

MULTI-HEDGE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Total Consumer Staples		2,529,870

MATERIALS 1.7%
Ball Corp.§	5,019	226,658
Sonoco Products Co.§	8,489	203,312
AptarGroup, Inc.§	5,058	170,809
Crown Holdings, Inc.*§	6,848	165,311
Airgas, Inc.§	3,430	139,018
Monsanto Co.§	1,770	131,582
Century Aluminum Co.*§	20,332	126,668
Bemis Co.§	4,878	122,926
Nova Chemicals Corp.§	19,217	113,957
FMC Corp.§	2,310	109,263
Pactiv Corp.*§	3,578	77,750
Nucor Corp.§	1,460	64,868
Valspar Corp.§	2,020	45,511
MeadWestvaco Corp.§	2,770	45,456
Ashland, Inc.§	1,379	38,681
Reliance Steel & Aluminum Co.§	910	34,935
Steel Dynamics, Inc.§	2,229	32,833
Domtar Corp.*§	1,890	31,336
Schweitzer-Mauduit International, Inc.§	1,030	28,026
The Mosaic Co.§	610	27,023
Deltic Timber Corp.§	750	26,602
Glatfelter§	2,840	25,276
United States Steel Corp.§	700	25,018
Walter Industries, Inc.§	650	23,556
Wausau Paper Corp.§	3,340	22,445
Martin Marietta Materials, Inc.§	280	22,086
Cliffs Natural Resources Inc§	900	22,023
Clearwater Paper Corp.*§	870	22,002
Intrepid Potash, Inc.*§	770	21,622
Schnitzer Steel Industries, Inc. — Class A§	370	19,558
RPM International, Inc.§	1,380	19,375
Weyerhaeuser Co.§	530	16,128
Allegheny Technologies, Inc.§	460	16,068
PPG Industries, Inc.§	340	14,926
Albemarle Corp.§	520	13,296
Vulcan Materials Co.§	270	11,637
Greif, Inc. — Class A§	110	4,864
Sealed Air Corp.§	210	3,874
Eastman Chemical Co.	—	—
Huntsman Corp.	—	—

		Market
	Shares	Value

Total Materials		2,266,279

UTILITIES 1.2%
NSTAR§	8,840	283,852
American Water Works Company, Inc.§	10,259	196,049
PG&E Corp.§	4,890	187,972
DPL, Inc.§	7,879	182,556
Wisconsin Energy Corp.§	3,960	161,212
Northeast Utilities§	6,729	150,124
National Fuel Gas Co.§	2,050	73,964
Southern Co.§	2,230	69,487
AES Corp.*§	5,928	68,824
Entergy Corp.§	830	64,342
Dynegy Inc.*§	13,184	29,928
Mirant Corp.*§	1,779	28,001
Calpine Corp.*§	2,329	25,968
Ormat Technologies, Inc.§	390	15,721

Total Utilities		1,538,000

TELECOMMUNICATION SERVICES 1.2%
Embarq Corp.§	25,380	1,067,482
Centennial Communications Corp.*§	38,930	325,455
American Tower Corp. — Class A*§	2,430	76,618
SBA Communications Corp.*§	2,020	49,571
Leap Wireless International, Inc. — Class B*§	530	17,453

Total Telecommunication Services		1,536,579

Total Common Stocks
(Cost $38,622,235)		41,157,839

EXCHANGE TRADED FUNDS 14.5%
iShares S&P GSCI Commodity Indexed Trust*	427,119	12,834,926

 6

MULTI-HEDGE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

iShares MSCI Chile Investable Market Index Fund§	21,390	$968,967
Liberty All Star Equity Fund§	226,198	780,383
Nuveen Equity Premium and Growth Fund§	64,650	740,242
Nuveen Core Equity Alpha Fund§	75,040	729,389
First Trust Enhanced Equity Income Fund, Inc.§	79,720	703,130
Nuveen Equity Premium Opportunity Fund§	62,250	685,995
iShares MSCI Emerging Markets Index Fund§	13,120	422,858
iShares MSCI Brazil Index Fund§	7,690	407,339
Vanguard Emerging Markets ETF§	9,460	301,017
iPath MSCI India Index ETN*§	4,458	218,264
iShares MSCI BRIC Index Fund§	4,460	158,464
iShares MSCI Sweden Index Fund§	7,050	130,919
iShares MSCI Turkey Index Fund§	1,890	71,140
iShares MSCI Malaysia Index Fund§	4,390	39,071
iShares MSCI South Africa Index Fund§	820	38,761
iShares MSCI South Korea Index Fund§	950	33,051
iShares MSCI Singapore Index Fund§	3,170	28,593
iShares MSCI Taiwan Index Fund, Inc.§	60	605
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	4	51

Total Exchange Traded Funds
(Cost $18,730,616)		19,293,165

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS † 52.5%
Mizuho Financial Group, Inc. issued 06/30/09 at 0.01% due 07/01/09	34,116,335	34,116,335

	Face
	Amount

HSBC Group issued 06/30/09 at 0.01% due 07/01/09	15,962,460	$15,962,460
Morgan Stanley issued 06/30/09 at 0.00% due 07/01/09	12,237,886	12,237,886
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09	7,550,238	7,550,238

Total Repurchase Agreements
(Cost $69,866,919)		69,866,919

Total Long Securities 98.0%
(Cost $127,219,770)		$130,317,923

	Shares

COMMON STOCKS SOLD SHORT (23.8)%

MATERIALS (0.4)%
Alcoa, Inc.	400	(4,132)
Carpenter Technology Corp.	260	(5,411)
AK Steel Holding Corp.	650	(12,473)
Freeport-McMoRan Copper & Gold, Inc.	290	(14,532)
Temple-Inland, Inc.	1,380	(18,106)
Owens-Illinois, Inc.*	690	(19,327)
Ecolab, Inc.	520	(20,275)
Celanese Corp.	870	(20,662)
International Paper Co.	1,490	(22,544)
Commercial Metals Co.	1,690	(27,091)
Newmont Mining Corp.	670	(27,383)
Eagle Materials, Inc.	1,100	(27,764)
Cytec Industries, Inc.	2,150	(40,033)
Cabot Corp.	3,310	(41,640)
Titanium Metals Corp.	4,770	(43,836)
Scotts Miracle-Gro Co. — Class A	1,930	(67,646)
Valhi, Inc.	11,029	(81,945)

Total Materials		(494,800)

TELECOMMUNICATION SERVICES (0.9)%
Qwest Communications International, Inc	1,810	(7,511)
United States Cellular Corp.*	390	(14,996)
Crown Castle International Corp.*	1,000	(24,020)

 7

MULTI-HEDGE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Telephone & Data Systems, Inc.	990	$(28,017)
Sprint Nextel Corp.*	6,990	(33,622)
CenturyTel, Inc.	35,250	(1,082,175)

Total Telecommunication Services		(1,190,341)

CONSUMER STAPLES (1.8)%
Kraft Foods, Inc.	110	(2,787)
Campbell Soup Co.	480	(14,122)
Bare Escentuals, Inc.*	2,250	(19,958)
STAR SCIENTIFIC, Inc.*	25,527	(22,719)
Rite Aid Corp.*	21,969	(33,173)
SUPERVALU INC.	2,760	(35,742)
Bunge Ltd.	600	(36,150)
Smithfield Foods, Inc.*	3,380	(47,219)
Energizer Holdings, Inc.*	970	(50,673)
Reynolds American, Inc.	1,460	(56,385)
Herbalife Ltd.	1,860	(58,664)
Safeway, Inc.	3,170	(64,573)
Corn Products International, Inc.	2,720	(72,869)
Whole Foods Market, Inc.*	4,830	(91,673)
Altria Group, Inc.	5,870	(96,209)
Hormel Foods Corp.	2,940	(101,548)
Coca — Cola Enterprises	6,120	(101,898)
Avon Products, Inc.	3,980	(102,604)
Archer Daniels Midland Co.	4,250	(113,773)
Tyson Foods, Inc. — Class A	9,050	(114,121)
Estee Lauder Cos., Inc. — Class A	3,590	(117,285)
Lorillard, Inc.	1,800	(121,986)
NBTY, Inc.*	4,860	(136,663)
Constellation Brands, Inc. — Class A*	11,140	(141,255)
ConAgra Foods, Inc.	9,150	(174,399)
Hershey Co.	5,899	(212,364)
Sara Lee Corp.	25,100	(244,976)

Total Consumer Staples		(2,385,788)

UTILITIES (1.8)%
Pepco Holdings, Inc.	960	(12,902)
RRI Energy, Inc.*	3,020	(15,130)
TECO Energy, Inc.	2,090	(24,934)
Xcel Energy Inc.	1,470	(27,063)
MDU Resources Group, Inc.	1,470	(27,886)
Consolidated Edison, Inc.	1,180	(44,156)
Aqua America, Inc.	2,800	(50,120)

		Market
	Shares	Value

Constellation Energy Group, Inc.	1,950	$(51,831)
Ameren Corp.	2,470	(61,478)
Great Plains Energy, Inc.	4,069	(63,273)
EQT Corp.	2,150	(75,056)
Edison International	2,610	(82,111)
Energen Corp.	2,620	(104,538)
Atmos Energy Corp.	4,570	(114,433)
OGE Energy Corp.	4,210	(119,227)
Integrys Energy Group, Inc.	4,010	(120,260)
NV Energy Inc	11,190	(120,740)
Allegheny Energy, Inc.	5,080	(130,302)
Public Service Enterprise Group, Inc.	4,029	(131,466)
PPL Corp.	4,179	(137,740)
Pinnacle West Capital Corp.	4,900	(147,735)
Oneok, Inc.	5,280	(155,707)
Duke Energy Corp.	12,570	(183,396)
Dominion Resources/VA, Inc.	5,800	(193,836)
Alliant Energy Corp.	10,400	(271,752)

Total Utilities		(2,467,072)

INDUSTRIALS (2.0)%
KBR, Inc.	50	(922)
Terex Corp*	140	(1,690)
WESCO International, Inc.*	190	(4,757)
Brink’s Co.	190	(5,516)
Danaher Corp.	110	(6,791)
Alexander & Baldwin, Inc.	360	(8,438)
Delta Air Lines, Inc.*	1,920	(11,117)
Owens Corning, Inc.*	930	(11,885)
Kansas City Southern*	800	(12,888)
Textron, Inc.	1,380	(13,331)
Hertz Global Holdings, Inc.*	1,840	(14,702)
General Dynamics Corp.	330	(18,279)
Rockwell Collins, Inc.	470	(19,613)
Manitowoc Co., Inc.	3,980	(20,935)
AMR Corp.*	5,450	(21,909)
Shaw Group Inc.*	840	(23,024)
UTi Worldwide, Inc.*	2,110	(24,054)
Eaton Corp.	560	(24,982)
Masco Corp.	2,650	(25,387)
Ryder System, Inc.	920	(25,686)
McDermott International, Inc.*	1,570	(31,887)
PACCAR Inc.	990	(32,185)
USG Corp.*	3,210	(32,325)
3M Co.	570	(34,257)
Landstar System, Inc.	1,050	(37,705)
Continental Airlines, Inc.*	4,350	(38,541)

 8

MULTI-HEDGE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Armstrong World Industries, Inc*	2,370	$(39,081)
Graco, Inc.	1,840	(40,517)
Cooper Industries Ltd. — Class A	1,310	(40,675)
General Electric Co.	3,490	(40,903)
Oshkosh Corp.	2,950	(42,893)
Avis Budget Group, Inc.*	7,879	(44,516)
AGCO Corp.*	1,570	(45,640)
Waste Management, Inc.	1,650	(46,464)
Caterpillar, Inc.	1,460	(48,238)
Harsco Corp.	1,780	(50,374)
Deere & Co.	1,410	(56,329)
Steelcase, Inc. — Class A	9,840	(57,269)
Rockwell Automation, Inc.	2,030	(65,204)
Avery Dennison Corp.	2,540	(65,227)
Spirit Aerosystems Holdings, Inc. — Class A*	4,790	(65,815)
Boeing Co.	1,620	(68,850)
Corrections Corp. of America*	4,490	(76,285)
Monster Worldwide, Inc.*	7,680	(90,701)
Crane Co.	4,690	(104,634)
Ingersoll-Rand Company Ltd. — Class A*	5,040	(105,336)
Corporate Executive Board Co.	5,610	(116,464)
Con-way Inc.	3,470	(122,526)
Southwest Airlines Co.	23,600	(158,828)
FedEx Corp.	3,490	(194,114)
Stericycle, Inc.*	6,179	(318,404)

Total Industrials		(2,608,093)

FINANCIALS (2.7)%
AvalonBay Communities, Inc.	20	(1,119)
CapitalSource, Inc.	310	(1,513)
Tree.com, Inc.*	260	(2,496)
Host Hotels & Resorts, Inc.	320	(2,685)
Capital One Financial Corp.	130	(2,844)
Prudential Financial, Inc.	80	(2,978)
Hospitality Properties Trust	260	(3,091)
Hartford Financial Services Group, Inc.	290	(3,442)
Wilmington Trust Corp.	310	(4,235)
Loews Corp.	170	(4,658)
First American Corp.	180	(4,664)
Fulton Financial Corp.	1,370	(7,138)
NYSE Euronext	270	(7,357)
RenaissanceRe Holdings Ltd.	170	(7,912)
Raymond James Financial, Inc.	470	(8,089)

		Market
	Shares	Value

Wells Fargo & Co.	380	$(9,219)
Huntington Bancshares, Inc.	2,510	(10,492)
Duke Realty Corp.	1,230	(10,787)
Kimco Realty Corp.	1,160	(11,658)
BRE Properties, Inc.	560	(13,306)
Lincoln National Corp.	800	(13,768)
ProLogis	1,730	(13,944)
Principal Financial Group, Inc.	900	(16,956)
Jones Lang LaSalle, Inc.	530	(17,347)
Bank of America Corp.	1,350	(17,820)
Whitney Holding Corp.	1,990	(18,228)
Synovus Financial Corp.	6,210	(18,568)
Assurant, Inc.	840	(20,236)
Unitrin, Inc.	1,710	(20,554)
American National Insurance Co.	280	(21,162)
Student Loan Corp.	670	(24,924)
Federal National Mortgage Association	47,304	(27,436)
XL Capital	2,580	(29,567)
Marshall & Ilsley Corp.	6,370	(30,576)
CB Richard Ellis Group, Inc. — Class A*	3,280	(30,701)
Protective Life Corp.	2,710	(31,002)
Fifth Third Bancorp	4,380	(31,098)
Goldman Sachs Group, Inc.	220	(32,437)
Freddie Mac*	54,093	(33,538)
Boston Properties, Inc.	710	(33,867)
Camden Property Trust	1,250	(34,500)
Taubman Centers, Inc.	1,300	(34,918)
Affiliated Managers Group, Inc.*	660	(38,405)
PNC Financial Services Group, Inc.	990	(38,422)
KeyCorp	7,450	(39,038)
Regions Financial Corp.	10,120	(40,885)
Comerica, Inc.	1,940	(41,031)
CNA Financial Corp.	2,700	(41,769)
American Express Co.	1,820	(42,297)
Old Republic International Corp.	4,579	(45,103)
Jefferies Group, Inc.*	2,280	(48,632)
New York Community Bancorp, Inc.	4,940	(52,809)
MF Global Ltd.*	9,110	(54,022)
Everest Re Group	810	(57,972)
Endurance Specialty Holdings Ltd.	2,220	(65,046)
Leucadia National Corp.*	3,360	(70,862)
GLG Partners, Inc.	17,940	(73,375)
Mercury General Corp.	2,200	(73,546)

 9

MULTI-HEDGE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

White Mountains Insurance Group Ltd.	350	$(79,810)
St Joe Co.*	3,550	(94,039)
Arthur J Gallagher & Co.	5,829	(124,391)
Erie Indemnity Co. — Class A	4,799	(171,612)
Marsh & McLennan Companies, Inc.	11,149	(224,429)
TD Ameritrade Holding Corp.	16,340	(286,604)
TFS Financial Corp.	30,487	(323,772)
Validus Holdings Ltd.	14,988	(329,436)
Capitol Federal Financial	10,759	(412,392)

Total Financials		(3,542,529)

CONSUMER DISCRETIONARY (3.0)%
Fortune Brands, Inc.	120	(4,169)
Black & Decker Corp.	160	(4,586)
International Speedway Corp. — Class A	200	(5,122)
Hillenbrand, Inc.	310	(5,158)
CBS Corp.	860	(5,951)
Home Depot, Inc.	290	(6,853)
Harman International Industries, Inc.	480	(9,024)
Tiffany & Co.	360	(9,130)
Jones Apparel Group, Inc.	940	(10,086)
Federal-Mogul Corp.*	1,080	(10,206)
Central European Media Enterprises Ltd. — Class A*	520	(10,239)
Choice Hotels International, Inc.	440	(11,708)
JC Penney Co., Inc.	430	(12,345)
Exide Technologies*	3,530	(13,167)
AnnTaylor Stores Corp.*	1,660	(13,247)
Marriott International, Inc. — Class A	693	(15,289)
Liz Claiborne, Inc.	5,319	(15,319)
Garmin Ltd.	700	(16,674)
OfficeMax, Inc.	2,680	(16,830)
Gannett Co., Inc.	4,830	(17,243)
HSN, Inc.*	1,790	(18,920)
Boyd Gaming Corp.*	2,270	(19,295)
American Eagle Outfitters, Inc.	1,450	(20,546)
New York Times Co. — Class A	3,820	(21,048)
Eastman Kodak Co.	7,369	(21,812)
Virgin Media, Inc.	2,350	(21,972)
Mohawk Industries, Inc.*	620	(22,122)
Harley-Davidson, Inc.	1,500	(24,315)

		Market
	Shares	Value

M.D.C. Holdings, Inc.	830	$(24,991)
Sirius XM Radio, Inc.*	61,662	(26,515)
Wynn Resorts, Ltd.*	780	(27,534)
KB Home	2,120	(29,002)
DISH Network Corp. — Class A*	1,840	(29,826)
Mattel, Inc.	1,860	(29,853)
WABCO Holdings, Inc.	1,690	(29,913)
Warner Music Group Corp.*	5,309	(31,058)
Penn National Gaming Inc.*	1,070	(31,148)
Dick’s Sporting Goods, Inc.*	1,920	(33,024)
NVR, Inc.*	70	(35,167)
CarMax, Inc.*	2,410	(35,427)
Whirlpool Corp.	840	(35,750)
Sears Holding Corp.*	590	(39,247)
Cablevision Systems Corp. — Class A	2,300	(44,643)
Saks, Inc.*	10,100	(44,743)
TRW Automotive Holdings Corp.*	4,009	(45,302)
Williams-Sonoma, Inc.	3,990	(47,361)
CTC Media, Inc.*	4,029	(47,623)
Abercrombie & Fitch Co. — Class A	1,880	(47,733)
Newell Rubbermaid, Inc.	4,650	(48,407)
Regal Entertainment Group — Class A	3,880	(51,565)
Thor Industries, Inc.	2,830	(51,987)
Orient-Express Hotels Ltd. — Class A	6,729	(57,129)
Liberty Media Corp. — Capital*	4,350	(58,986)
Starbucks Corp.*	4,410	(61,255)
Office Depot, Inc.*	13,689	(62,422)
Signet Jewelers Ltd.	3,090	(64,334)
Goodyear Tire & Rubber Co.*	5,899	(66,423)
International Game Technology	4,570	(72,663)
Toll Brothers, Inc.*	4,380	(74,329)
Macy’s, Inc.	7,080	(83,261)
Las Vegas Sands Corp.*	12,219	(96,041)
H&R Block, Inc.	6,009	(103,535)
Strayer Education, Inc.	600	(130,866)
Live Nation, Inc.*	66,134	(321,411)
Pulte Homes, Inc.	167,083	(1,475,343)

Total Consumer Discretionary		(3,978,193)

HEALTH CARE (3.4)%
Brookdale Senior Living Inc.	160	(1,558)
Vertex Pharmaceuticals, Inc.*	100	(3,564)

 10

MULTI-HEDGE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

CR Bard, Inc.	50	$(3,722)
Stryker Corp.	250	(9,935)
Forest Laboratories, Inc.*	520	(13,057)
Health Net, Inc.*	900	(13,995)
Idexx Laboratories, Inc.*	410	(18,942)
Eli Lilly & Co.	700	(24,248)
Pharmaceutical Product Development, Inc.	1,080	(25,078)
IMS Health Inc	2,050	(26,035)
Patterson Cos., Inc.*	1,350	(29,295)
Mettler-Toledo International Inc.*	410	(31,631)
Quest Diagnostics/DE, Inc.	570	(32,165)
Amylin Pharmaceuticals, Inc.*	2,540	(34,290)
PerkinElmer, Inc.	2,130	(37,062)
Inverness Medical Innovations, Inc.*	1,230	(43,763)
McKesson Corp.	1,160	(51,040)
BioMarin Pharmaceuticals, Inc.*	3,440	(53,698)
Sepracor, Inc.*	3,140	(54,385)
Aetna, Inc.	2,380	(59,619)
Warner Chilcott*	4,710	(61,937)
CooperCompanies, Inc.	2,690	(66,524)
Covance, Inc.*	1,390	(68,388)
Mednax, Inc.*	1,720	(72,464)
King Pharmaceuticals, Inc.*	8,170	(78,677)
Hospira, Inc.*	2,050	(78,966)
Tenet Healthcare Corp.*	28,039	(79,070)
Allergan, Inc.	1,700	(80,886)
Zimmer Holdings, Inc.*	1,920	(81,792)
Charles River Laboratories International, Inc.*	2,490	(84,038)
Waters Corp.*	1,760	(90,587)
Boston Scientific Corp.*	8,990	(91,159)
Wellpoint, Inc.*	1,800	(91,602)
UnitedHealth Group, Inc.	4,260	(106,415)
Humana, Inc.*	3,300	(106,458)
VCA Antech, Inc.*	4,020	(107,334)
Hill-Rom Holdings, Inc.	7,360	(119,379)
Kinetic Concepts, Inc.*	4,490	(122,353)
Celgene Corp.*	2,660	(127,254)
Genzyme Corp.*	2,590	(144,185)
Cephalon, Inc.*	2,860	(162,019)
Teleflex, Inc.	3,620	(162,285)
Life Technologies Corp.*	3,950	(164,794)
Hologic, Inc.*	12,810	(182,286)
Pfizer Inc.	30,027	(450,405)

		Market
	Shares	Value

Merck & Company, Inc.	34,276	$(958,357)

Total Health Care		(4,506,696)

INFORMATION TECHNOLOGY (3.8)%
Western Union Co.	20	(328)
Fairchild Semiconductor International, Inc.*	500	(3,495)
JDS Uniphase Corp.*	730	(4,176)
Teradata Corp.*	230	(5,389)
McAfee, Inc.*	270	(11,391)
eBay, Inc.*	750	(12,847)
Nuance Communications, Inc.*	1,300	(15,717)
Corning, Inc.	1,200	(19,272)
NCR Corp.*	1,660	(19,638)
Total System Services, Inc.	1,470	(19,683)
EchoStar Corp. — Class A*	1,400	(22,316)
Ciena Corp.*	2,170	(22,459)
SanDisk Corp.*	1,580	(23,210)
ON Semiconductor Corp.*	3,440	(23,598)
Trimble Navigation Ltd.*	1,230	(24,145)
Rambus, Inc.*	1,740	(26,953)
MEMC Electronic Materials, Inc.*	1,740	(30,989)
Harris Corp.	1,200	(34,032)
Tyco Electronics Ltd.	1,850	(34,392)
Yahoo!, Inc.*	2,200	(34,452)
NetApp, Inc.*	1,800	(35,496)
Cree, Inc.*	1,210	(35,562)
Agilent Technologies, Inc.*	1,790	(36,355)
Novellus Systems, Inc.*	2,360	(39,412)
Lexmark International, Inc. — Class A*	2,740	(43,429)
AVX Corp.	4,900	(48,657)
Intersil Corporation — CL A	4,340	(54,554)
Arrow Electronics, Inc.*	2,570	(54,587)
Itron, Inc.*	1,020	(56,171)
Visa Inc.	910	(56,657)
Vishay Intertechnology, Inc.*	8,700	(59,073)
Hewitt Associates, Inc. — Class A*	2,030	(60,453)
VeriSign, Inc.*	3,390	(62,647)
Dell, Inc.*	4,920	(67,552)
NVIDIA CORP*	6,180	(69,772)
Autodesk, Inc.*	3,840	(72,883)
Kla-Tencor Corp.	2,970	(74,993)
Integrated Device Technology, Inc.*	12,550	(75,802)
Zebra Technologies Corp. — Class A*	3,210	(75,949)
DST Systems, Inc.*	2,120	(78,334)

 11

MULTI-HEDGE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Convergys Corp.*	8,450	$(78,416)
Applied Materials, Inc.	7,240	(79,423)
Lam Research Corp.*	3,120	(81,120)
Novell, Inc.*	17,959	(81,354)
Teradyne, Inc.*	12,040	(82,594)
Advanced Micro Devices, Inc.*	21,640	(83,747)
Xerox Corp.	13,420	(86,962)
Texas Instruments, Inc.	4,250	(90,525)
Cadence Design Systems, Inc.*	22,750	(134,225)
Motorola, Inc.	20,610	(136,644)
Tellabs, Inc.*	25,399	(145,536)
Electronic Arts, Inc.*	6,730	(146,176)
International Rectifier Corp.*	10,000	(148,100)
LSI Logic Corp.*	32,759	(149,381)
MasterCard, Inc.	1,100	(184,041)
IAC/InterActiveCorp*	11,910	(191,156)
Open Text Corp.*	6,009	(218,848)
Fidelity National Information
Services, Inc.	72,092	(1,438,956)

Total Information Technology		(5,104,024)

ENERGY (4.0)%
Pioneer Natural Resources Co.	140	(3,570)
UNIT CORP*	390	(10,752)
Helix Energy Solutions Group, Inc.*	1,000	(10,870)
Frontier Oil Corp.	840	(11,012)
Quicksilver Resources, Inc.*	1,330	(12,356)
Nabors Industries Ltd.*	830	(12,931)
Holly Corp.	720	(12,946)
SandRidge Energy, Inc.*	1,710	(14,569)
Patriot Coal Corp.*	2,410	(15,376)
Tetra Technologies, Inc.*	1,950	(15,522)
Mariner Energy, Inc.*	1,480	(17,390)
Sunoco, Inc.	800	(18,560)
Teekay Corp.	890	(18,717)
Exterran Holdings, Inc.*	1,300	(20,852)
W&T Offshore, Inc.	2,250	(21,915)
Chesapeake Energy Corp.	1,180	(23,399)
Patterson-UTI Energy, Inc.	1,820	(23,405)
El Paso Corp.	2,640	(24,367)
Plains Exploration & Production Co.*	1,120	(30,643)
BJ Services Co.	2,510	(34,211)
Forest Oil Corp.*	2,310	(34,465)
Valero Energy Corp.	3,140	(53,035)
Global Industries Ltd.*	10,910	(61,751)
Denbury Resources, Inc.*	4,230	(62,308)

		Market
	Shares	Value

Baker Hughes, Inc.	2,380	$(86,727)
Newfield Exploration Co.*	3,850	(125,780)
Cameron International Corp.*	24,977	(706,849)
Suncor Energy, Inc.	38,318	(1,162,568)
Alpha Natural Resources, Inc.*	46,455	(1,220,373)
Atlas America, Inc.	81,912	(1,463,768)

Total Energy		(5,330,987)

Total Common Stocks Sold Short
(Cost $(28,905,233))		(31,608,523)

EXCHANGE TRADED FUNDS SOLD SHORT (2.4)%
iShares MSCI Mexico Investable Market Index Fund	400	(14,744)
iShares MSCI Australia Index Fund	1,670	(28,056)
iShares MSCI Canada Index Fund	1,420	(30,416)
iShares MSCI Italy Index Fund	2,720	(44,173)
iShares MSCI Germany Index Fund	3,190	(57,356)
iShares MSCI Switzerland Index Fund	6,189	(109,607)
iShares MSCI Spain Index Fund	3,530	(142,012)
iShares MSCI EMU Index Fund	6,990	(211,867)
iShares MSCI United Kingdom Index Fund	17,880	(236,195)
iShares MSCI Netherlands Investable Market Index Fund	16,610	(253,469)
iShares MSCI Belgium Investable Market Index Fund	28,930	(291,904)
iShares MSCI France Index Fund	17,110	(349,899)
iShares MSCI Japan Index Fund	39,790	(375,220)

 12

MULTI-HEDGE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

iShares MSCI EAFE Index Fund	22,000	$(1,007,820)

Total Exchange Traded Funds Sold Short
(Cost $(3,109,579))		(3,152,738)

OPTIONS WRITTEN (0.3)%

CALL OPTIONS ON: (0.3)%
MID S&P 400 CALL 7/09 580	33	(40,920)
RUSSELL 2K CALL 7/09 510	44	(53,680)
S&P 500 Mini Futures	100	(95,000)
GSG 30 CALL JUL 2009	4,084	(265,460)
Total Call Options		(455,060)

Total Options Written
(Cost $(845,152))		(455,060)

Other Assets in Excess of Liabilities – 28.5%		$37,902,406

Net Assets – 100.0%		$133,004,008

		Unrealized
	Contracts	Gain (Loss)

Futures Contracts Purchased
September 2009 U.S. Treasury
10 Year Note Futures Contracts (Aggregate Market Value of Contracts $8,371,125)	72	63,024
September 2009 Russell 2000 Index Mini Futures Contracts
(Aggregate Market Value of Contracts $3,292,900)	65	(94,150)
September 2009 S&P 500 Mini Futures Contracts
(Aggregate Market Value of Contracts $4,672,875)	102	(102,732)
September 2009 S&P Mid Cap 400 Index Mini Futures Contracts
(Aggregate Market Value of Contracts $3,288,330)	57	(104,918)

(Total Aggregate Market Value of Contracts $19,625,230)		$(238,775)

		Unrealized
	Contracts	Gain

Currency Futures Contracts Sold Short
September 2009 U.S. Dollar Currency Index Futures Contracts
(Aggregate Market Value of Contracts $21,409,010)	266	153,675

(Total Aggregate Market Value of Contracts $-21,409,010)		$153,675

Futures Contracts Sold Short
September 2009 U.S. Treasury 2 Year Note Futures Contracts
(Aggregate Market Value of Contracts $26,382,500)	122	48,819

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

§	All or a portion of this security is pledged as short security collateral at June 30, 2009.

 13

NASDAQ-100® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

COMMON STOCKS 91.9%

INFORMATION TECHNOLOGY 58.1%
Apple, Inc.*	415,315	$59,153,315
Qualcomm, Inc.	666,245	30,114,274
Microsoft Corp.	1,022,332	24,300,832
Google, Inc. — Class A*	48,948	20,635,987
Oracle Corp.	693,550	14,855,841
Research In Motion Ltd.*	189,143	13,438,610
Cisco Systems, Inc.*	687,790	12,820,406
Intel Corp.	652,760	10,803,178
eBay, Inc.*	320,272	5,486,259
Adobe Systems, Inc.*	171,320	4,848,356
Activision Blizzard Inc.*	383,500	4,843,605
Symantec Corp.*	286,535	4,458,485
Automatic Data Processing, Inc.	118,320	4,193,261
Intuit, Inc.*	135,827	3,824,888
Yahoo!, Inc.*	223,926	3,506,681
Dell, Inc.*	239,567	3,289,255
Broadcom Corp. — Class A*	130,880	3,244,515
Fiserv, Inc.*	64,960	2,968,672
CA, Inc.	166,335	2,899,219
Paychex, Inc.	114,249	2,879,075
Juniper Networks, Inc.*	114,760	2,708,336
Baidu.com — SP ADR*	8,800	2,649,592
Cognizant Technology Solutions Corp. — Class A*	95,019	2,537,007
Applied Materials, Inc.	229,460	2,517,176
Xilinx, Inc.	121,370	2,483,230
Electronic Arts, Inc.*	108,670	2,360,312
Linear Technology Corp.	99,150	2,315,152
Marvell Technology Group Ltd.*	197,140	2,294,710
Citrix Systems, Inc.*	71,760	2,288,426
NetApp, Inc.*	115,428	2,276,240
Altera Corp.	137,750	2,242,570
NVIDIA Corp.*	179,020	2,021,136
KLA-Tencor Corp.	68,710	1,734,928
Seagate Technology	163,560	1,710,838
Check Point Software Technologies Ltd.*	69,255	1,625,415
Maxim Integrated Products, Inc.	100,120	1,570,883
Autodesk, Inc.*	79,349	1,506,044
Infosys Technologies Ltd. — SP ADR	37,480	1,378,514
Flextronics International Ltd.*	293,370	1,205,751
Flir Systems, Inc.*	52,485	1,184,062

		Market
	Shares	Value

Microchip Technology, Inc.	50,740	$1,144,187
Lam Research Corp.*	43,560	1,132,560
VeriSign, Inc.*	60,695	1,121,644
Akamai Technologies, Inc.*	55,270	1,060,079
Sun Microsystems, Inc.*	108,620	1,001,476
IAC/InterActiveCorp*	52,635	844,792
Logitech International SA*	58,200	814,800

Total Information Technology		280,294,574

HEALTH CARE 15.5%
Gilead Sciences, Inc.*	297,930	13,955,041
Teva Pharmaceutical Industries Ltd. — SP ADR	240,298	11,856,303
Amgen, Inc.*	157,490	8,337,521
Celgene Corp.*	152,335	7,287,706
Genzyme Corp.*	112,880	6,284,030
Express Scripts, Inc.*	80,650	5,544,687
Biogen Idec, Inc.*	104,700	4,727,205
Life Technologies Corp.*	59,005	2,461,689
Vertex Pharmaceuticals, Inc.*	60,435	2,153,903
Intuitive Surgical, Inc.*	12,620	2,065,389
Illumina, Inc.*	40,310	1,569,671
DENTSPLY International, Inc.	47,590	1,452,447
Henry Schein, Inc.*	30,010	1,438,980
Cephalon, Inc.*	24,000	1,359,600
Hologic, Inc.*	90,030	1,281,127
Warner Chilcott Ltd.*	83,579	1,099,064
Pharmaceutical Product Development, Inc.	38,281	888,885
Patterson Companies, Inc.*	39,038	847,125

Total Health Care		74,610,373

CONSUMER DISCRETIONARY 11.5%
Amazon.com, Inc.*	95,223	7,966,356
Comcast Corp. — Class A	482,340	6,989,107
DIRECTV Group, Inc.*	244,980	6,053,456
Starbucks Corp.*	341,508	4,743,546
News Corp.	473,698	4,315,389
Apollo Group, Inc. — Class A*	54,269	3,859,611
Bed Bath & Beyond, Inc.*	117,089	3,600,487
Staples, Inc.	160,379	3,234,844
Sears Holdings Corp.*	41,870	2,785,192
O’Reilly Automotive, Inc.*	45,143	1,719,045
Ross Stores, Inc.	42,790	1,651,694
Wynn Resorts Ltd.*	44,785	1,580,910

 1

NASDAQ-100® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Garmin Ltd.	62,010	$1,477,078
Expedia, Inc.*	94,655	1,430,237
DISH Network Corp. — Class A*	71,760	1,163,230
Urban Outfitters, Inc.*	55,495	1,158,181
Liberty Media Corp - Interactive*	182,380	913,724
Liberty Global, Inc. — Class A*	47,830	760,019

Total Consumer Discretionary		55,402,106

INDUSTRIALS 4.7%
Paccar, Inc.	135,873	4,417,231
First Solar, Inc.*	24,690	4,002,743
CH Robinson Worldwide, Inc.	55,900	2,915,185
Expeditors International of Washington, Inc.	69,580	2,319,797
Fastenal Co.	47,390	1,571,926
Stericycle, Inc.*	29,760	1,533,533
Cintas Corp.	61,180	1,397,351
J.B. Hunt Transport Services, Inc.	42,063	1,284,183
Joy Global, Inc.	33,505	1,196,799
Ryanair Holdings PLC — SP ADR*	38,810	1,101,816
Foster Wheeler AG*	44,081	1,046,924

Total Industrials		22,787,488

CONSUMER STAPLES 0.9%
Costco Wholesale Corp.	76,300	3,486,910
Hansen Natural Corp.*	29,910	921,826

Total Consumer Staples		4,408,736

MATERIALS 0.6%
Sigma-Aldrich Corp.	39,140	1,939,779
Steel Dynamics, Inc.	73,630	1,084,570

Total Materials		3,024,349

TELECOMMUNICATION SERVICES 0.6%
Millicom International Cellular SA*	35,043	1,971,519

		Market
	Shares	Value

NII Holdings, Inc. — Class B*	53,770	$1,025,394

Total Telecommunication Services		2,996,913

Total Common Stocks
(Cost $281,049,927)		443,524,539

	Face
	Amount

REPURCHASE AGREEMENTS† 6.4%
Mizuho Financial Group, Inc. issued 06/30/09 at 0.01% due 07/01/09	15,846,862	15,846,862
HSBC Group issued 06/30/09 at 0.01% due 07/01/09	7,414,481	7,414,481
Morgan Stanley issued 06/30/09 at 0.00% due 07/01/09	5,684,435	5,684,435
Credit Suisse Group Issued 06/30/2009 at 0.02% due 07/01/09	1,855,396	1,855,396

Total Repurchase Agreements
(Cost $30,801,174)		30,801,174

Total Investments 98.3%
(Cost $311,851,101)		$474,325,713

Other Assets in Excess of Liabilities – 1.7%		$8,336,879

Net Assets – 100.0%		$482,662,592

		Unrealized
	Contracts	Gain (Loss)

Futures Contracts Purchased
September 2009 NASDAQ-100 Mini Futures Contracts
(Aggregate Market Value of Contracts $36,323,095)	1,229	286,586

	Units

Equity Index Swap Agreements Purchased
Goldman Sachs International July 2009 NASDAQ-100 Index Swap, Terminating 07/08/09††
(Notional Market Value of Contracts $1,130,864)	766	(1,579)

*	Non-Income Producing Security.

 2

NASDAQ-100® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

 3

NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

COMMON STOCKS 77.3%

INFORMATION TECHNOLOGY 14.2%
Microsoft Corp.	45,900	$1,091,043
International Business Machines Corp.	7,930	828,051
Apple, Inc.*	5,347	761,573
Cisco Systems, Inc.*	34,600	644,944
Google, Inc. — Class A*	1,440	607,090
Intel Corp.	33,500	554,425
Hewlett-Packard Co.	14,310	553,081
Oracle Corp.	22,720	486,662
Qualcomm, Inc.	9,930	448,836
Texas Instruments, Inc.	7,640	162,732
EMC Corp*	12,070	158,117
Corning, Inc.	9,320	149,679
Dell, Inc.*	10,430	143,204
Yahoo!, Inc.*	8,370	131,074
eBay, Inc.*	6,476	110,934
Automatic Data Processing, Inc.	3,010	106,674
Motorola, Inc.	13,745	91,129
Adobe Systems, Inc.*	3,140	88,862
Applied Materials, Inc.	8,000	87,760
Symantec Corp.*	4,910	76,400
Juniper Networks, Inc.*	3,140	74,104
MasterCard, Inc.	430	71,943
Western Union Co.	4,210	69,044
Broadcom Corp. — Class A*	2,560	63,462
Intuit, Inc.*	1,940	54,630
Paychex, Inc.	1,930	48,636
Cognizant Technology Solutions Corp. — Class A*	1,750	46,725
Analog Devices, Inc.	1,750	43,365
Fiserv, Inc.*	930	42,501
Electronic Arts, Inc.*	1,940	42,137
Agilent Technologies, Inc.*	2,060	41,839
Sun Microsystems, Inc.*	4,480	41,306
CA, Inc.	2,365	41,222
Computer Sciences Corp.*	907	40,180
McAfee, Inc.*	926	39,068
NetApp, Inc.*	1,980	39,046
BMC Software, Inc.*	1,110	37,507
NVIDIA Corp.*	3,280	37,031
Western Digital Corp.*	1,330	35,245
Citrix Systems, Inc.*	1,090	34,760
Xilinx, Inc.	1,650	33,759
Xerox Corp.	5,190	33,631
Amphenol Corp.	1,030	32,589

		Market
	Shares	Value

Linear Technology Corp.	1,328	$31,009
Altera Corp.	1,760	28,653
Affiliated Computer Services, Inc. — Class A*	590	26,208
Autodesk, Inc.*	1,370	26,003
KLA-Tencor Corp.	1,020	25,755
Micron Technology, Inc.*	5,080	25,705
Microchip Technology, Inc.	1,100	24,805
Teradata Corp.*	1,040	24,367
Salesforce.com, Inc.*	635	24,238
MEMC Electronic Materials, Inc.*	1,340	23,865
Fidelity National Information Services, Inc.	1,150	22,954
Harris Corp.	790	22,404
VeriSign, Inc.*	1,160	21,437
Flir Systems, Inc.*	900	20,304
SanDisk Corp.*	1,359	19,964
Akamai Technologies, Inc.*	1,040	19,947
LSI Logic Corp.*	3,890	17,738
Total System Services, Inc.	1,180	15,800
National Semiconductor Corp.	1,170	14,684
Tellabs, Inc.*	2,370	13,580
Advanced Micro Devices, Inc.*	3,360	13,003
Molex, Inc.	830	12,907
Compuware Corp.*	1,450	9,947
Novellus Systems, Inc.*	590	9,853
Jabil Circuit, Inc.	1,275	9,461
Novell, Inc.*	2,070	9,377
QLogic Corp.*	710	9,003
JDS Uniphase Corp.*	1,320	7,550
Lexmark International, Inc.*	470	7,450
Teradyne, Inc.*	1,040	7,134
Convergys Corp.*	740	6,867
Ciena Corp.*	550	5,693

Total Information Technology		8,883,665

HEALTH CARE 10.8%
Johnson & Johnson	16,530	938,904
Pfizer, Inc.	40,460	606,900
Abbott Laboratories	9,270	436,061
Wyeth	7,998	363,029
Merck & Company, Inc.	12,650	353,694
Amgen, Inc.*	6,070	321,346
Gilead Sciences, Inc.*	5,440	254,810
Schering-Plough Corp.	9,770	245,422
Bristol-Myers Squibb Co.	11,880	241,283
Medtronic, Inc.	6,710	234,112
Eli Lilly & Co.	6,060	209,918
Baxter International, Inc.	3,630	192,245

 1

NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

UnitedHealth Group, Inc.	7,130	$178,107
WellPoint, Inc.*	2,910	148,090
Celgene Corp.*	2,760	132,038
Medco Health Solutions, Inc.*	2,890	131,813
Express Scripts, Inc.*	1,630	112,062
Becton, Dickinson & Co.	1,440	102,686
Thermo Fisher Scientific, Inc.*	2,510	102,333
Boston Scientific Corp.*	9,038	91,645
Genzyme Corp.*	1,620	90,185
Allergan, Inc.	1,838	87,452
St. Jude Medical, Inc.*	2,080	85,488
Biogen Idec, Inc.*	1,730	78,109
McKesson Corp.	1,630	71,720
Aetna, Inc.	2,680	67,134
Cardinal Health, Inc.	2,160	65,988
Stryker Corp.	1,430	56,828
Zimmer Holdings, Inc.*	1,290	54,954
Quest Diagnostics, Inc.	900	50,787
Forest Laboratories, Inc.*	1,810	45,449
C.R. Bard, Inc.	600	44,670
Laboratory Corporation of America Holdings*	650	44,064
Life Technologies Corp.*	1,050	43,806
CIGNA Corp.	1,640	39,508
Intuitive Surgical, Inc.*	230	37,642
Hospira, Inc.*	960	36,979
Humana, Inc.*	1,018	32,841
AmerisourceBergen Corp.	1,810	32,109
DaVita, Inc.*	620	30,665
Waters Corp.*	580	29,853
DENTSPLY International, Inc.	890	27,163
Varian Medical Systems, Inc.*	750	26,355
Cephalon, Inc.*	440	24,926
Mylan Laboratories, Inc.*	1,830	23,882
Millipore Corp.*	330	23,169
Watson Pharmaceuticals, Inc.*	630	21,206
Coventry Health Care, Inc.*	887	16,596
King Pharmaceuticals, Inc.*	1,490	14,349
IMS Health, Inc.	1,085	13,780
PerkinElmer, Inc.	700	12,180
Patterson Companies, Inc.*	550	11,935
Tenet Healthcare Corp.*	2,500	7,050

Total Health Care		6,745,320

FINANCIALS 10.5%
JPMorgan Chase & Co.	23,400	798,174
Wells Fargo & Co.	27,930	677,582

		Market
	Shares	Value

Bank of America Corp.	48,500	$640,200
Goldman Sachs Group, Inc.	3,020	445,269
Morgan Stanley	8,110	231,216
Bank of New York Mellon Corp.	7,170	210,153
U.S. Bancorp	11,380	203,930
American Express Co.	7,120	165,469
MetLife, Inc.	4,909	147,319
Travelers Companies, Inc.	3,510	144,050
State Street Corp.	2,960	139,712
CME Group, Inc.	400	124,444
PNC Financial Services Group, Inc.	2,760	107,116
Prudential Financial, Inc.	2,780	103,472
Charles Schwab Corp.	5,630	98,750
Citigroup, Inc.	33,065	98,203
AFLAC, Inc.	2,800	87,052
Simon Property Group, Inc.	1,674	86,074
BB&T Corp.	3,880	85,282
Chubb Corp.	2,110	84,147
Allstate Corp.	3,220	78,568
Northern Trust Corp.	1,450	77,836
Franklin Resources, Inc.	896	64,521
T. Rowe Price Group, Inc.	1,530	63,755
Marsh & McLennan Companies, Inc.	3,125	62,906
Aon Corp.	1,660	62,864
Progressive Corp.*	4,080	61,649
Loews Corp.	2,166	59,348
Capital One Financial Corp.	2,710	59,295
IntercontinentalExchange, Inc.*	440	50,266
Public Storage	748	48,979
SunTrust Banks, Inc.	2,790	45,896
Invesco Ltd.	2,470	44,015
Vornado Realty Trust	950	42,782
NYSE Euronext	1,560	42,510
Hudson City Bancorp, Inc.	3,130	41,598
Boston Properties, Inc.	830	39,591
Ameriprise Financial, Inc.	1,530	37,133
Equity Residential	1,636	36,368
Principal Financial Group, Inc.	1,860	35,042
HCP, Inc.	1,630	34,540
Unum Group	1,990	31,561
People’s United Financial, Inc.	2,090	31,434
Fifth Third Bancorp	4,410	31,311
Moody’s Corp.	1,150	30,303
Host Hotels & Resorts, Inc.	3,610	30,288
Discover Financial Services	2,886	29,639
Lincoln National Corp.	1,720	29,601

 2

NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Plum Creek Timber Company, Inc. (REIT)	980	$29,184
SLM Corp.*	2,800	28,756
Ventas, Inc.	940	28,068
Regions Financial Corp.	6,930	27,997
AvalonBay Communities, Inc.	477	26,683
M&T Bank Corp.	490	24,956
XL Capital Ltd.	2,047	23,459
Hartford Financial Services Group, Inc.	1,950	23,147
Leucadia National Corp.*	1,090	22,988
Health Care REIT, Inc.	670	22,847
KeyCorp	4,250	22,270
Cincinnati Financial Corp.	980	21,903
ProLogis	2,650	21,359
Legg Mason, Inc.	856	20,869
KIMCO Realty Corp.	1,940	19,497
Comerica, Inc.	910	19,247
American International Group, Inc.*	16,140	18,722
Torchmark Corp.	500	18,520
Genworth Financial, Inc. — Class A	2,600	18,174
Nasdaq Stock Market, Inc.*	820	17,474
Assurant, Inc.	710	17,104
First Horizon National Corp.*	1,291	15,486
Huntington Bancshares, Inc.	3,260	13,627
CB Richard Ellis Group, Inc. — Class A*	1,420	13,291
Federated Investors, Inc. — Class B	540	13,009
Janus Capital Group, Inc.	966	11,012
Marshall & Ilsley Corp.	2,110	10,128
Zions Bancorporation	690	7,976
Apartment Investment & Management Co. — Class A	700	6,195
E*Trade Financial Corp.*	4,083	5,226
CIT Group, Inc.	2,327	5,003
MBIA, Inc.*	1,020	4,417

Total Financials		6,559,807

ENERGY 9.6%
Exxon Mobil Corp.	29,270	2,046,266
Chevron Corp.	12,020	796,325
Schlumberger Ltd.	7,180	388,510
ConocoPhillips	8,890	373,913
Occidental Petroleum Corp.	4,860	319,837
Apache Corp.	2,010	145,021
Devon Energy Corp.	2,660	144,970
Anadarko Petroleum Corp.	2,990	135,716

		Market
	Shares	Value

XTO Energy, Inc.	3,480	$132,727
Marathon Oil Corp.	4,250	128,052
Halliburton Co.	5,380	111,366
EOG Resources, Inc.	1,500	101,880
Hess Corp.	1,710	91,912
National-Oilwell Varco, Inc.*	2,510	81,977
Southwestern Energy Co.*	2,055	79,837
Baker Hughes, Inc.	1,860	67,778
Chesapeake Energy Corp.	3,379	67,006
Spectra Energy Corp.	3,870	65,480
Murphy Oil Corp.	1,140	61,925
Noble Energy, Inc.	1,040	61,329
Valero Energy Corp.	3,340	56,413
Williams Companies, Inc.	3,475	54,245
Peabody Energy Corp.	1,600	48,256
El Paso Corp.	4,197	38,738
Range Resources Corp.	935	38,718
Cameron International Corp.*	1,300	36,790
Consol Energy, Inc.	1,080	36,677
Diamond Offshore Drilling, Inc.	420	34,881
Smith International, Inc.	1,319	33,964
ENSCO International, Inc.	848	29,570
FMC Technologies, Inc.*	740	27,809
Nabors Industries Ltd.*	1,700	26,486
BJ Services Co.	1,750	23,853
Denbury Resources, Inc.*	1,490	21,948
Cabot Oil & Gas Corp.	620	18,997
Pioneer Natural Resources Co.	680	17,340
Sunoco, Inc.	700	16,240
Rowan Companies, Inc.	680	13,138
Tesoro Corp.	830	10,566
Massey Energy Co.	510	9,965

Total Energy		5,996,421

CONSUMER STAPLES 9.3%
Procter & Gamble Co.	17,480	893,228
Wal-Mart Stores, Inc.	13,380	648,127
Coca-Cola Co.	11,940	573,001
Philip Morris International, Inc.	11,770	513,407
PepsiCo, Inc.	9,340	513,326
CVS Caremark Corp.	8,730	278,225
Kraft Foods, Inc.	8,827	223,676
Colgate-Palmolive Co.	3,000	212,220
Altria Group, Inc.	12,400	203,236
Walgreen Co.	5,950	174,930
Kimberly-Clark Corp.	2,480	130,026
Costco Wholesale Corp.	2,596	118,637
General Mills, Inc.	1,970	110,359

 3

NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Archer-Daniels-Midland Co.	3,850	$103,065
Kroger Co.	3,910	86,216
Sysco Corp.	3,540	79,579
Kellogg Co.	1,509	70,274
Lorillard, Inc.	1,009	68,380
H.J. Heinz Co.	1,890	67,473
Avon Products, Inc.	2,560	65,997
Safeway, Inc.	2,550	51,944
ConAgra Foods, Inc.	2,680	51,081
Clorox Co.	830	46,339
Sara Lee Corp.	4,170	40,699
Reynolds American, Inc.	1,010	39,006
Molson Coors Brewing Co. — Class B	885	37,462
Hershey Co.	990	35,640
Campbell Soup Co.	1,200	35,304
J.M. Smucker Co.	710	34,549
Dr Pepper Snapple Group, Inc.*	1,519	32,188
Coca-Cola Enterprises, Inc.	1,900	31,635
Pepsi Bottling Group, Inc.	820	27,749
McCormick & Company, Inc.	780	25,373
Brown-Forman Corp. — Class B	587	25,229
Tyson Foods, Inc. — Class A	1,810	22,824
Estee Lauder Companies, Inc. — Class A	695	22,706
Dean Foods Co.*	1,060	20,341
SUPERVALU, INC.	1,270	16,447
Whole Foods Market, Inc.	840	15,943
Constellation Brands, Inc. — Class A*	1,180	14,962
Hormel Foods Corp.	420	14,507

Total Consumer Staples		5,775,310

INDUSTRIALS 7.6%
General Electric Co.	63,510	744,337
United Parcel Service, Inc. — Class B	5,970	298,440
United Technologies Corp.	5,650	293,574
3M Co.	4,160	250,016
Boeing Co.	4,360	185,300
Lockheed Martin Corp.	1,960	158,074
Union Pacific Corp.	3,020	157,221
Emerson Electric Co.	4,510	146,124
Honeywell International, Inc.	4,460	140,044
General Dynamics Corp.	2,310	127,951
Burlington Northern Santa Fe Corp.	1,670	122,812
Caterpillar, Inc.	3,610	119,274
Raytheon Co.	2,360	104,855

		Market
	Shares	Value

FedEx Corp.	1,870	$104,009
Deere & Co.	2,540	101,473
Danaher Corp.	1,530	94,462
Northrop Grumman Corp.	1,940	88,619
Illinois Tool Works, Inc.	2,310	86,255
Waste Management, Inc.	2,946	82,959
Norfolk Southern Corp.	2,200	82,874
CSX Corp.	2,350	81,380
Paccar, Inc.	2,178	70,807
Precision Castparts Corp.	840	61,345
Fluor Corp.	1,080	55,393
CH Robinson Worldwide, Inc.	1,020	53,193
L-3 Communications Holdings, Inc.	700	48,566
ITT Corporation	1,089	48,461
Republic Services, Inc.	1,930	47,111
Eaton Corp.	990	44,164
Cummins, Inc.	1,210	42,604
Expeditors International of Washington, Inc.	1,270	42,342
Parker Hannifin Corp.	960	41,242
Rockwell Collins, Inc.	950	39,644
Dover Corp.	1,120	37,061
Goodrich Corp.	740	36,978
Jacobs Engineering Group, Inc.*	740	31,147
Cooper Industries Ltd. — Class A	1,000	31,050
Iron Mountain, Inc.*	1,080	31,050
W.W. Grainger, Inc.	370	30,296
Southwest Airlines Co.	4,440	29,881
Rockwell Automation, Inc.	850	27,302
Pitney Bowes, Inc.	1,240	27,193
Quanta Services, Inc.*	1,170	27,062
Stericycle, Inc.*	510	26,280
Dun & Bradstreet Corp.	320	25,987
Fastenal Co.	778	25,806
Flowserve Corp.	340	23,735
Robert Half International, Inc.	920	21,730
Masco Corp.	2,160	20,693
Equifax, Inc.	760	19,836
Pall Corp.	710	18,858
Cintas Corp.	790	18,044
Avery Dennison Corp.	680	17,462
Textron, Inc.	1,610	15,553
RR Donnelley & Sons Co.	1,230	14,293
Ryder System, Inc.	340	9,493
Monster Worldwide, Inc.*	760	8,976
Manitowoc Co., Inc.	780	4,103

 4

NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Total Industrials		$4,744,794

CONSUMER DISCRETIONARY 6.9%
McDonald’s Corp.	6,620	380,584
Walt Disney Co.	11,140	259,896
Comcast Corp. — Class A	17,290	250,532
Home Depot, Inc.	10,170	240,317
Time Warner, Inc.	7,180	180,864
Target Corp.	4,510	178,010
Lowe’s Companies, Inc.	8,860	171,973
Amazon.com, Inc.*	1,930	161,464
News Corp.	13,800	125,718
Nike, Inc. — Class B	2,320	120,130
Ford Motor Co.*	19,300	117,151
Yum! Brands, Inc.	2,770	92,352
Staples, Inc.	4,286	86,449
Viacom, Inc. — Class B*	3,640	82,628
Kohl’s Corp.*	1,830	78,232
TJX Companies, Inc.	2,480	78,021
DIRECTV Group, Inc.*	3,140	77,589
Johnson Controls, Inc.	3,558	77,280
Best Buy Company, Inc.	2,050	68,654
Carnival Corp.	2,629	67,749
Time Warner Cable, Inc.	2,110	66,824
Starbucks Corp.*	4,408	61,227
Omnicom Group, Inc.	1,860	58,739
McGraw-Hill Companies, Inc.	1,890	56,908
Coach, Inc.	1,900	51,072
Bed Bath & Beyond, Inc.*	1,560	47,970
Apollo Group, Inc. — Class A*	648	46,086
The Gap, Inc.	2,760	45,264
Marriott International, Inc. — Class A	1,777	39,214
J.C. Penney Company, Inc.	1,327	38,098
H&R Block, Inc.	2,040	35,149
Mattel, Inc.	2,150	34,507
AutoZone, Inc.*	220	33,244
Genuine Parts Co.	960	32,218
Sherwin-Williams Co.	590	31,712
Fortune Brands, Inc.	898	31,197
O’Reilly Automotive, Inc.*	810	30,845
Macy’s, Inc.	2,517	29,600
VF Corp.	530	29,335
International Game Technology, Inc.	1,780	28,302
CBS Corp.	4,080	28,234
Darden Restaurants, Inc.	820	27,044

		Market
	Shares	Value

Starwood Hotels & Resorts Worldwide, Inc.	1,120	$24,864
Family Dollar Stores, Inc.	840	23,772
Harley-Davidson, Inc.	1,410	22,856
GameStop Corp. — Class A*	990	21,790
Sears Holdings Corp.*	320	21,286
Limited Brands, Inc.	1,620	19,391
Nordstrom, Inc.	960	19,094
Expedia, Inc.*	1,258	19,008
Tiffany & Co.	740	18,766
Whirlpool Corp.	440	18,726
DeVry, Inc.	370	18,515
Polo Ralph Lauren Corp.	340	18,204
Hasbro, Inc.	750	18,180
Newell Rubbermaid, Inc.	1,670	17,385
Goodyear Tire & Rubber Co.*	1,450	16,327
Stanley Works	470	15,905
D.R. Horton, Inc.	1,647	15,416
Scripps Networks Interactive, Inc.	540	15,028
Interpublic Group of Companies, Inc.*	2,870	14,493
Wynn Resorts Ltd.*	405	14,297
Leggett & Platt, Inc.	936	14,255
Washington Post Co. — Class B	40	14,087
Abercrombie & Fitch Co. — Class A	525	13,330
Wyndham Worldwide Corp.	1,070	12,968
Pulte Homes, Inc.	1,290	11,391
AutoNation, Inc.*	645	11,191
Big Lots, Inc.*	499	10,494
RadioShack Corp.	750	10,470
Black & Decker Corp.	357	10,232
Snap-On, Inc.	350	10,059
Lennar Corp. — Class A	850	8,237
Harman International Industries, Inc.	420	7,896
Office Depot, Inc.*	1,649	7,519
Centex Corp.	747	6,320
KB HOME	440	6,019
Meredith Corp.	220	5,621
Gannett Co., Inc.	1,385	4,944
Eastman Kodak Co.	1,610	4,766
New York Times Co. — Class A	700	3,857

Total Consumer Discretionary		4,325,341

UTILITIES 3.2%
Exelon Corp.	3,949	202,228
Southern Co.	4,690	146,140

 5

NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

FPL Group, Inc.	2,455	$139,591
Dominion Resources, Inc.	3,539	118,273
Duke Energy Corp.	7,717	112,591
Public Service Enterprise Group, Inc.	3,030	98,869
Entergy Corp.	1,180	91,474
PG&E Corp.	2,206	84,799
American Electric Power Company, Inc.	2,860	82,625
PPL Corp.	2,260	74,490
Sempra Energy	1,470	72,956
FirstEnergy Corp.	1,830	70,913
Progress Energy, Inc.	1,670	63,176
Consolidated Edison, Inc.	1,649	61,706
Edison International	1,950	61,347
Xcel Energy, Inc.	2,726	50,186
AES Corp.*	4,000	46,440
Questar Corp.	1,040	32,354
Ameren Corp.	1,280	31,859
Constellation Energy Group, Inc.	1,190	31,630
DTE Energy Co.	979	31,328
Wisconsin Energy Corp.	700	28,497
EQT CORP	790	27,579
Allegheny Energy, Inc.	1,020	26,163
SCANA Corp.	730	23,703
Northeast Utilities	1,050	23,426
CenterPoint Energy, Inc.	2,090	23,157
NiSource, Inc.	1,650	19,239
Pinnacle West Capital Corp.	610	18,392
Pepco Holdings, Inc.	1,320	17,741
CMS Energy Corp.	1,360	16,429
TECO Energy, Inc.	1,280	15,270
Integrys Energy Group, Inc.	458	13,735
Nicor, Inc.	270	9,347
Dynegy Inc.*	3,040	6,901

Total Utilities		1,974,554

TELECOMMUNICATION SERVICES 2.7%
AT&T, Inc.	35,390	879,088
Verizon Communications, Inc.	17,040	523,639
Sprint Nextel Corp.*	17,220	82,828
American Tower Corp. — Class A*	2,385	75,199
Qwest Communications International, Inc.	8,870	36,811
Embarq Corp.	857	36,045
Windstream Corp.	2,620	21,903
MetroPCS Communications, Inc.*	1,520	20,231

		Market
	Shares	Value

CenturyTel, Inc.	606	$18,604
Frontier Communications Corp.	1,870	13,352

Total Telecommunication Services		1,707,700

MATERIALS 2.5%
Monsanto Co.	3,270	243,092
E.I. du Pont de Nemours and Co.	5,420	138,860
Praxair, Inc.	1,840	130,769
Freeport-McMoRan Copper & Gold, Inc.	2,470	123,772
Newmont Mining Corp.	2,940	120,158
Dow Chemical Co.	6,450	104,103
Nucor Corp.	1,880	83,528
Air Products & Chemicals, Inc.	1,260	81,383
Alcoa, Inc.	5,840	60,327
PPG Industries, Inc.	990	43,461
Ecolab, Inc.	1,010	39,380
International Paper Co.	2,590	39,187
Weyerhaeuser Co.	1,270	38,646
Sigma-Aldrich Corp.	730	36,179
Vulcan Materials Co.	730	31,463
United States Steel Corp.	860	30,736
Owens-Illinois, Inc.*	1,010	28,290
Ball Corp.	560	25,290
CF Industries Holdings, Inc.	290	21,501
Allegheny Technologies, Inc.	590	20,609
Sealed Air Corp.	950	17,527
Pactiv Corp.*	789	17,145
MeadWestvaco Corp.	1,030	16,902
Eastman Chemical Co.	440	16,676
International Flavors & Fragrances, Inc.	469	15,346
Bemis Co.	600	15,120
AK Steel Holding Corp.	660	12,665
Titanium Metals Corp.	510	4,687

Total Materials		1,556,802

Total Common Stocks
(Cost $45,594,295)		48,269,714

 6

NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS † 18.7%
Mizuho Financial Group, Inc. issued 06/30/09 at 0.01% due 07/01/09	4,912,129	$4,912,129
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09	2,682,913	2,682,913
HSBC Group issued 06/30/09 at 0.01% due 07/01/09	2,298,302	2,298,302
Morgan Stanley issued 06/30/09 at 0.00% due 07/01/09	1,762,032	1,762,032

Total Repurchase Agreements
(Cost $11,655,376)		11,655,376

Total Investments 96.0%
(Cost $57,249,671)		$59,925,090

Other Assets in Excess of Liabilities – 4.0%		$2,428,006

Net Assets – 100.0%		$62,353,096

		Unrealized
	Contracts	Gain (Loss)

Futures Contracts Purchased
September 2009 S&P 500 Mini
Futures Contracts
(Aggregate Market Value of Contracts $31,427,375)	686	(134,960)

	Units

Equity Index Swap Agreements Purchased
Goldman Sachs International July 2009 S&P 500 Index Swap, Terminating 07/08/09††
(Notional Market Value of Contracts $14,099,487)	15,337	(237,203)

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	Total Return based on S&P 500 Index +/- financing at a variable rate.

REIT – Real Estate Investment Trust.

 7

PRECIOUS METALS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

COMMON STOCKS 99.2%

Freeport-McMoRan Copper & Gold, Inc.	616,987	$30,917,219
Barrick Gold Corp.	679,709	22,804,237
Goldcorp, Inc.	640,923	22,272,074
Newmont Mining Corp.	454,411	18,571,778
Agnico-Eagle Mines Ltd.	323,524	16,978,540
Randgold Resources Ltd. — SP ADR	175,473	11,260,102
Kinross Gold Corp.	578,229	10,494,856
AngloGold Ashanti Ltd. — SP ADR	270,440	9,906,217
Yamana Gold, Inc.	1,112,318	9,832,891
Gold Fields Ltd. — SP ADR	789,558	9,514,174
Silver Wheaton Corp.*	1,080,877	8,906,427
Harmony Gold Mining Co. Ltd. — SP ADR*	830,142	8,567,065
Royal Gold, Inc.	187,900	7,835,430
Iamgold Corp.	699,730	7,081,268
Cia de Minas Buenaventura SA — SP ADR	277,645	6,671,809
Eldorado Gold Corp.*	745,219	6,669,710
Pan American Silver Corp.*	322,074	5,903,616
Silver Standard Resources, Inc.*	295,967	5,549,381
Novagold Resources, Inc.*	1,108,404	4,743,969
Hecla Mining Co.*	1,694,626	4,541,598
Golden Star Resources Ltd.*	1,696,184	3,477,177
Coeur d’Alene Mines Corp.*	265,218	3,262,181
Stillwater Mining Co.*	438,477	2,503,704
Allied Nevada Gold Corp.*	221,627	1,786,314

Total Common Stocks
(Cost $154,307,367)		240,051,737

	Face
	Amount

REPURCHASE AGREEMENTS † 0.7%
Credit Suisse Group issued 06/30/09 at .02% due 07/01/09	1,679,229	1,679,229

Total Repurchase Agreements
(Cost $1,679,229)		1,679,229
Total Investments 99.9%
(Cost $155,986,596)		$241,730,966

Other Assets in Excess of Liabilities – 0.1%		$344,303

Net Assets – 100.0%		$242,075,269

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

ADR American Depository Receipt

 1

REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

COMMON STOCKS 99.6%

FINANCIALS 99.6%
SPECIALIZED REIT 23.6%
Public Storage	2,911	$190,612
Host Hotels & Resorts, Inc.	16,232	136,187
HCP, Inc.	6,228	131,971
Ventas, Inc.	4,209	125,681
Plum Creek Timber Company, Inc. (REIT)	3,894	115,963
Health Care REIT, Inc.	3,248	110,757
Nationwide Health Properties, Inc.	3,665	94,337
Rayonier, Inc.	2,586	94,001
Senior Housing Properties Trust	4,818	78,630
Hospitality Properties Trust	5,335	63,433
Omega Healthcare Investors, Inc.	4,054	62,918
Healthcare Realty Trust, Inc.	3,435	57,811
Potlatch Corp.	2,124	51,592
Extra Space Storage, Inc.	5,905	49,307
DiamondRock Hospitality Co.	7,216	45,172
Entertainment Properties Trust	2,151	44,311
Sovran Self Storage, Inc.	1,787	43,960

Total Specialized REIT		1,496,643

RETAIL REIT 18.2%
Simon Property Group, Inc.	4,108	211,287
KIMCO Realty Corp.	10,327	103,786
Federal Realty Investment Trust	1,856	95,621
Regency Centers Corp.	2,575	89,893
Realty Income Corp.	3,854	84,480
Alexander’s, Inc.	280	75,488
Taubman Centers, Inc.	2,711	72,818
Weingarten Realty Investors	4,890	70,954
Macerich Co.	3,940	69,383
National Retail Properties, Inc.	3,684	63,917
Equity One, Inc.	4,322	57,310
Tanger Factory Outlet Centers, Inc.	1,721	55,812
Acadia Realty Trust	2,972	38,785
Inland Real Estate Corp.	5,032	35,224
CBL & Associates Properties, Inc.	5,821	31,375

Total Retail REIT		1,156,133

		Market
	Shares	Value

REAL ESTATE 15.0%
Brookfield Asset Management, Inc. — Class A	10,902	$186,097
CB Richard Ellis Group, Inc. — Class A*	11,655	109,091
Brookfield Properties Corp.	12,947	103,188
The St. Joe Co.*	3,466	91,814
Jones Lang LaSalle, Inc.	1,873	61,303
PS Business Parks, Inc.	1,199	58,079
Franklin Street Properties Corp., Inc.	4,032	53,424
Anworth Mortgage Asset Corp.	6,965	50,218
National Health Investors, Inc.	1,751	46,769
LTC Properties, Inc.	1,959	40,061
Investors Real Estate Trust	4,366	38,814
Forest City Enterprises, Inc. — Class A	5,733	37,838
Saul Centers, Inc.	1,273	37,643
Getty Realty Corp.	1,963	37,042

Total Real Estate		951,381

RESIDENTIAL REIT 13.6%
Equity Residential	6,330	140,716
AvalonBay Communities, Inc.	2,098	117,362
Essex Property Trust, Inc.	1,134	70,569
UDR, Inc.	6,814	70,389
Camden Property Trust	2,514	69,386
Apartment Investment & Management Co. — Class A	7,238	64,056
BRE Properties, Inc. — Class A	2,623	62,323
Home Properties, Inc.	1,670	56,947
Mid-America Apartment Communities, Inc.	1,543	56,644
American Campus Communities, Inc.	2,484	55,095
Equity Lifestyle Properties, Inc.	1,408	52,349
Post Properties, Inc.	3,252	43,707

Total Residential REIT		859,543

OFFICE REIT 13.5%
Boston Properties, Inc.	2,892	137,948
Digital Realty Trust, Inc.	2,562	91,848
Duke Realty Corp.	8,742	76,667
SL Green Realty Corp.	3,214	73,729

 1

REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Corporate Office Properties Trust SBI	2,441	$71,595
Alexandria Real Estate Equities, Inc.	1,915	68,538
Mack-Cali Realty Corp.	2,837	64,684
Highwoods Properties, Inc.	2,867	64,135
Douglas Emmett, Inc.	6,458	58,057
Brandywine Realty Trust	7,178	53,476
BioMed Realty Trust, Inc.	5,063	51,794
Kilroy Realty Corp.	2,181	44,798

Total Office REIT		857,269

MORTGAGE REIT 6.5%
Annaly Capital Management, Inc.	11,163	169,008
MFA Mortgage Investments, Inc.	10,962	75,857
Hatteras Financial Corp.	2,195	62,755
Capstead Mortgage Corp.	4,210	53,509
Redwood Trust, Inc.	3,460	51,070

Total Mortgage REIT		412,199

DIVERSIFIED REIT 5.2%
Vornado Realty Trust	3,222	145,087
Liberty Property Trust	3,684	84,879
Washington Real Estate Investment Trust	2,751	61,540
Cousins Properties, Inc.	4,240	36,038

Total Diversified REIT		327,544

INDUSTRIAL REIT 4.0%
ProLogis	13,528	109,036
AMB Property Corp.	4,959	93,279
Eastgroup Properties, Inc.	1,483	48,968

Total Industrial REIT		251,283

Total Financials		6,311,995

Total Common Stocks
(Cost $4,964,717)		6,311,995

Total Investments 99.6%
(Cost $4,964,717)		$6,311,995

Other Assets in Excess of Liabilities – 0.4%		$27,687

Net Assets – 100.0%		$6,339,682

*	Non-Income Producing Security.

REIT — Real Estate Investment Trust.

 2

RETAILING FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

COMMON STOCKS 99.5%

Wal-Mart Stores, Inc.	11,128	$539,040
CVS Caremark Corp.	8,638	275,293
Amazon.com, Inc.*	2,895	242,196
Home Depot, Inc.	10,023	236,843
Target Corp.	5,453	215,230
Walgreen Co.	7,174	210,916
Lowe’s Companies, Inc.	10,450	202,834
Costco Wholesale Corp.	3,775	172,517
TJX Companies, Inc.	4,798	150,945
Staples, Inc.	7,267	146,575
The Gap, Inc.	8,465	138,826
Kohl’s Corp.*	3,242	138,596
Best Buy Company, Inc.	4,012	134,362
Sears Holdings Corp.*	1,776	118,140
Bed Bath & Beyond, Inc.*	3,598	110,639
AutoZone, Inc.*	713	107,741
J.C. Penney Company, Inc.	3,579	102,753
Sherwin-Williams Co.	1,787	96,051
Priceline.com, Inc.*	822	91,694
Genuine Parts Co.	2,677	89,840
Expedia, Inc.*	5,885	88,922
O’Reilly Automotive, Inc.*	2,332	88,803
Ross Stores, Inc.	2,215	85,499
Macy’s, Inc.	7,180	84,437
Limited Brands, Inc.	6,804	81,444
Urban Outfitters, Inc.*	3,855	80,454
Nordstrom, Inc.	3,943	78,426
Advance Auto Parts, Inc.	1,843	76,466
CarMax, Inc.*	5,176	76,087
Dollar Tree, Inc.*	1,798	75,696
AutoNation, Inc.*	4,222	73,252
Family Dollar Stores, Inc.	2,542	71,939
Tiffany & Co.	2,649	67,179
American Eagle Outfitters, Inc.	4,578	64,870
GameStop Corp. — Class A*	2,921	64,291
Petsmart, Inc.	2,914	62,534
Guess?, Inc.	2,417	62,310
Aeropostale, Inc.*	1,784	61,138
Abercrombie & Fitch Co. — Class A	2,381	60,454
LKQ Corp.*	3,640	59,878
RadioShack Corp.	4,245	59,260
Chico’s FAS, Inc.*	6,000	58,380
Netflix, Inc.*	1,405	58,083
BJ’s Wholesale Club, Inc.*	1,644	52,986
Foot Locker, Inc.	4,558	47,722
Tractor Supply Co.*	1,136	46,940
Aaron Rents, Inc.	1,573	46,907
Big Lots, Inc.*	2,197	46,203

		Market
	Shares	Value

Dick’s Sporting Goods, Inc.*	2,620	$45,064
Buckle, Inc.	1,406	44,669
Williams-Sonoma, Inc.	3,470	41,189
Barnes & Noble, Inc.	1,870	38,578
Rent-A-Center, Inc.*	2,139	38,138

Total Common Stocks
(Cost $3,844,382)		5,609,229

Total Investments 99.5%
(Cost $3,844,382)		$5,609,229

Other Assets in Excess of Liabilities – 0.5%		$29,307

Net Assets – 100.0%		$5,638,536

*	Non-Income Producing Security.

 1

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

COMMON STOCKS 67.3%

INFORMATION TECHNOLOGY 13.3%
Palm, Inc.*	2,085	$34,548
3Com Corp.*	5,880	27,695
VistaPrint Ltd.*	640	27,296
Solera Holdings, Inc.*	1,051	26,695
Jack Henry & Associates, Inc.	1,265	26,249
Polycom, Inc.*	1,270	25,743
Skyworks Solutions, Inc.*	2,536	24,802
Data Domain, Inc.*	723	24,112
Arris Group, Inc.*	1,881	22,873
Informatica Corp.*	1,315	22,605
Digital River, Inc.*	576	20,920
Parametric Technology Corp.*	1,760	20,574
Synaptics, Inc.*	520	20,098
Riverbed Technology, Inc.*	825	19,132
TIBCO Software, Inc.*	2,660	19,072
CACI International, Inc. — Class A*	445	19,006
Perot Systems Corp. — Class A*	1,320	18,916
Concur Technologies, Inc.*	600	18,648
Tessera Technologies, Inc.*	735	18,588
ADTRAN, Inc.	838	17,992
Atheros Communications, Inc.*	925	17,797
Tekelec*	1,010	16,998
Microsemi Corp.*	1,230	16,974
Anixter International, Inc.*	450	16,915
TiVo, Inc.*	1,575	16,506
InterDigital, Inc./PA*	660	16,130
Cybersource Corp.*	1,045	15,988
j2 Global Communications, Inc.*	676	15,251
RF Micro Devices, Inc.*	4,025	15,134
Semtech Corp.*	930	14,796
Wright Express Corp.*	580	14,773
Euronet Worldwide, Inc.*	741	14,368
Starent Networks Corp.*	588	14,353
Benchmark Electronics, Inc.*	990	14,256
Mantech International Corp. — Class A*	325	13,988
Rackspace Hosting*	1,005	13,929
Plantronics, Inc.	735	13,899
ValueClick, Inc.*	1,320	13,886
Quest Software, Inc.*	990	13,801
Gartner, Inc. — Class A*	902	13,765

		Market
	Shares	Value

Comtech Telecommunications Corp.*	431	$13,740
Blackboard, Inc.*	476	13,737
Cymer, Inc.*	445	13,230
Ariba, Inc.*	1,330	13,087
FEI Co.*	571	13,076
Progress Software Corp.*	610	12,914
Formfactor, Inc.*	748	12,896
Omniture, Inc.*	1,021	12,824
Emulex Corp.*	1,260	12,323
Plexus Corp.*	595	12,174
Intermec, Inc.*	935	12,061
Websense, Inc.*	666	11,881
EarthLink, Inc.*	1,600	11,856
Triquint Semiconductor, Inc.*	2,231	11,847
Wind River Systems, Inc.*	1,030	11,804
ADC Telecommunications, Inc.*	1,470	11,701
Lawson Software, Inc.*	2,085	11,634
Infinera Corp.*	1,270	11,595
Take-Two Interactive Software, Inc.	1,220	11,553
Monolithic Power Systems, Inc.*	514	11,519
Fair Isaac Corp.	735	11,363
SRA International, Inc. — Class A*	628	11,028
MAXIMUS, Inc.	266	10,972
Hittite Microwave Corp.*	315	10,946
Commvault Systems, Inc.*	630	10,445
MercadoLibre, Inc.*	385	10,349
Blackbaud, Inc.	660	10,263
Cabot Microelectronics Corp.*	355	10,043
ViaSat, Inc.*	390	10,000
Blue Coat Systems, Inc.*	604	9,990
MKS Instruments, Inc.*	747	9,853
Netlogic Microsystems, Inc.*	270	9,844
Scansource, Inc.*	396	9,710
DealerTrack Holdings, Inc.*	570	9,690
Avocent Corp.*	670	9,353
SPSS, Inc.*	278	9,277
Cavium Networks, Inc.*	548	9,212
Checkpoint Systems, Inc.*	585	9,179
Sycamore Networks, Inc.*	2,921	9,143
Acxiom Corp.	1,025	9,051
Black Box Corp.	270	9,037
Ultimate Software Group, Inc.*	365	8,848
Rofin-Sinar Technologies, Inc.*	438	8,764
L-1 Identity Solutions, Inc.*	1,128	8,731

 1

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

STEC, Inc.*	370	$8,580
Power Integrations, Inc.	360	8,564
Taleo Corp.*	468	8,550
Harmonic, Inc.*	1,445	8,511
Unisys Corp.*	5,610	8,471
Zoran Corp.*	776	8,458
Cognex Corp.	597	8,436
United Online, Inc.	1,265	8,235
VeriFone Holdings, Inc.*	1,085	8,148
Applied Micro Circuits Corp.*	1,000	8,130
Sapient Corp.*	1,280	8,051
Electronics for Imaging, Inc.*	750	7,995
Net 1 UEPS Technologies, Inc.*	580	7,882
Amkor Technology, Inc.*	1,660	7,852
OmniVision Technologies, Inc.*	755	7,844
Mentor Graphics Corp.*	1,430	7,822
Aruba Networks, Inc.*	885	7,735
AsiaInfo Holdings, Inc.*	440	7,572
Advent Software, Inc.*	230	7,542
EPIQ Systems, Inc.*	490	7,521
Netgear, Inc.*	520	7,493
ATMI, Inc.*	480	7,454
Diodes, Inc.*	476	7,445
ACI Worldwide, Inc.*	533	7,441
TeleTech Holdings, Inc.*	490	7,423
Tyler Technologies, Inc.*	470	7,341
THQ, Inc.*	1,020	7,303
Art Technology Group, Inc.*	1,920	7,296
Constant Contact, Inc.*	363	7,202
SYNNEX Corp.*	286	7,147
TNS, Inc.*	380	7,125
DTS, Inc. — Class A*	260	7,038
CSG Systems International, Inc.*	525	6,951
Cogent, Inc.*	646	6,932
MicroStrategy, Inc. — Class A*	136	6,830
Coherent, Inc.*	330	6,824
Insight Enterprises, Inc.*	700	6,762
Standard Microsystems Corp.*	330	6,748
Littelfuse, Inc.*	330	6,587
Park Electrochemical Corp.	305	6,567
Manhattan Associates, Inc.*	350	6,377
Sigma Designs, Inc.*	395	6,336
Syntel, Inc.	201	6,319
SAVVIS, Inc.*	550	6,303
Pegasystems, Inc.	233	6,147
Acme Packet, Inc.*	594	6,011

		Market
	Shares	Value

Netezza Corp.*	720	$5,990
JDA Software Group, Inc.*	400	5,984
Forrester Research, Inc.*	237	5,818
Harris Stratex Networks, Inc. — Class A*	890	5,767
Avid Technology, Inc.*	430	5,766
Veeco Instruments, Inc.*	488	5,656
S1 Corp.*	797	5,499
Heartland Payment Systems, Inc.	566	5,417
ShoreTel, Inc.*	673	5,384
GSI Commerce, Inc.*	375	5,344
3PAR, Inc.*	420	5,208
DG FastChannel, Inc.*	283	5,179
TTM Technologies, Inc.*	650	5,174
MTS Systems Corp.	250	5,162
NIC, Inc.	760	5,145
SuccessFactors, Inc.*	560	5,141
Move, Inc.*	2,340	5,054
Micrel, Inc.	690	5,051
Sonus Networks, Inc.*	3,125	5,031
OSI SYSTEMS INC*	240	5,004
ArcSight, Inc.*	280	4,976
Adaptec, Inc.*	1,845	4,889
Rogers Corp.*	240	4,855
Vocus, Inc.*	245	4,841
Global Cash Access Holdings, Inc.*	605	4,816
EMS Technologies, Inc.*	230	4,807
Bankrate, Inc.*	190	4,796
Brightpoint, Inc.*	760	4,765
Vignette Corp.*	360	4,734
ModusLink Global Solutions, Inc.*	690	4,733
Entegris, Inc.*	1,720	4,678
Terremark Worldwide, Inc.*	805	4,653
Maxwell Technologies, Inc.*	335	4,633
MSC.Software Corp.*	691	4,602
Electro Scientific Industries, Inc.*	408	4,561
Advanced Energy Industries, Inc.*	500	4,495
Volterra Semiconductor Corp.*	340	4,468
SonicWALL, Inc.*	815	4,466
Cirrus Logic, Inc.*	990	4,455
comScore, Inc.*	330	4,396
Brooks Automation, Inc.*	976	4,372
Ultratech, Inc.*	355	4,370
Supertex, Inc.*	170	4,269
Universal Display Corp.*	436	4,264
Actel Corp.*	397	4,260

 2

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Smith Micro Software, Inc.*	430	$4,223
Echelon Corp.*	493	4,181
Sourcefire, Inc.*	336	4,163
TeleCommunication Systems, Inc. — Class A*	584	4,152
Novatel Wireless, Inc.*	460	4,149
Loral Space & Communications, Inc.*	160	4,120
Cray, Inc.*	519	4,090
Technitrol, Inc.	623	4,031
Anadigics, Inc.*	955	4,001
Methode Electronics, Inc. — Class A	570	4,001
Daktronics, Inc.	510	3,927
Compellent Technologies, Inc.*	257	3,919
RightNow Technologies, Inc.*	330	3,894
Anaren, Inc.*	220	3,890
Kenexa Corp. — Class A*	335	3,876
Seachange International, Inc.*	480	3,854
Faro Technologies, Inc.*	248	3,851
IPG Photonics Corp.*	350	3,839
Epicor Software Corp.*	720	3,816
Exar Corp.*	530	3,811
Symmetricom, Inc.*	660	3,808
Cass Information Systems, Inc.	116	3,798
SiRF Technology Holdings, Inc.*	890	3,791
China Security & Surveillance Technology, Inc.*	502	3,785
RealNetworks, Inc.*	1,262	3,773
Internet Capital Group, Inc.*	560	3,769
Kopin Corp.*	1,015	3,725
Switch & Data Facilities Company, Inc.*	312	3,660
Digi International, Inc.*	370	3,607
IXYS Corp.	356	3,603
The Knot, Inc.*	456	3,593
Synchronoss Technologies, Inc.*	290	3,558
Comverge, Inc.*	290	3,509
Radiant Systems, Inc.*	420	3,486
InfoSpace, Inc.*	525	3,481
Oplink Communications, Inc.*	305	3,477
Netscout Systems, Inc.*	370	3,471
Imation Corp.	450	3,424
Bottomline Technologies, Inc.*	380	3,424
Stratasys, Inc.*	310	3,407

		Market
	Shares	Value

NVE Corp.*	70	$3,402
CTS Corp.	508	3,327
Lattice Semiconductor Corp.*	1,750	3,290
Actuate Corp.*	680	3,250
Ixia*	480	3,235
Powerwave Technologies, Inc.*	2,001	3,222
Ciber, Inc.*	1,037	3,215
Multi-Fineline Electronix, Inc.*	150	3,210
Pericom Semiconductor Corp.*	380	3,200
Kulicke & Soffa Industries, Inc.*	932	3,197
Newport Corp.*	550	3,185
Radisys Corp.*	353	3,181
Cohu, Inc.	352	3,161
Ebix, Inc.*	100	3,132
Mercury Computer Systems, Inc.*	338	3,127
NCI, Inc.*	100	3,042
i2 Technologies, Inc.*	242	3,037
Symyx Technologies, Inc.*	518	3,030
Perficient, Inc.*	430	3,006
Advanced Analogic Technologies, Inc.*	650	2,984
SolarWinds, Inc.*	180	2,968
infoGROUP, Inc.*	519	2,963
Vasco Data Security International*	400	2,924
NetSuite, Inc.*	246	2,905
Internet Brands, Inc. — Class A*	415	2,905
Hughes Communications, Inc.*	126	2,877
Intevac, Inc.*	327	2,848
Openwave Systems, Inc.*	1,260	2,822
Utstarcom, Inc.*	1,720	2,804
BigBand Networks, Inc.*	536	2,771
Rubicon Technology, Inc.*	190	2,713
Extreme Networks, Inc.*	1,350	2,700
Internap Network Services Corp.*	765	2,670
DivX, Inc.*	486	2,668
Super Micro Computer, Inc.*	348	2,666
Quantum Corp.*	3,190	2,648
DemandTec, Inc.*	300	2,640
Ceva, Inc.*	300	2,604
Silicon Image, Inc.*	1,130	2,599
Rudolph Technologies, Inc.*	470	2,594
Photronics, Inc.*	640	2,592
Bel Fuse, Inc. — Class B	160	2,566

 3

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Electro Rent Corp.	270	$2,562
ExlService Holdings, Inc.*	226	2,533
LivePerson, Inc.*	630	2,520
FalconStor Software, Inc.*	520	2,470
Rosetta Stone, Inc.*	90	2,470
Online Resources Corp.*	390	2,434
LoopNet, Inc.*	310	2,403
Airvana, Inc.*	375	2,389
Rimage Corp.*	140	2,325
PROS Holdings, Inc.*	286	2,322
Globecomm Systems, Inc.*	320	2,301
DSP Group, Inc.*	340	2,298
Interactive Intelligence, Inc.*	187	2,293
Cogo Group, Inc.*	384	2,292
Ness Technologies, Inc.*	585	2,287
Liquidity Services Inc.*	230	2,268
SumTotal Systems, Inc.*	470	2,261
Silicon Storage Technology, Inc.*	1,207	2,257
Web.com Group, Inc.*	400	2,252
Double-Take Software, Inc.*	260	2,249
Monotype Imaging Holdings, Inc.*	330	2,247
MoneyGram International, Inc.*	1,250	2,225
iGate Corp.	335	2,218
Limelight Networks Inc.*	500	2,200
Integral Systems, Inc.*	261	2,172
Techwell, Inc.*	244	2,074
Tier Technologies, Inc. — Class B*	270	2,074
Immersion Corp.*	419	2,070
MIPS Technology, Inc.*	675	2,025
Silicon Graphics International Corp.*	445	2,020
American Software, Inc. - Class A	335	1,930
PLX Technology, Inc.*	505	1,904
Network Equipment Technologies, Inc.*	440	1,874
Microtune, Inc.*	790	1,849
Opnet Technologies, Inc.	200	1,832
Entropic Communications, Inc.*	796	1,791
ActivIdentity Corp.*	690	1,746
OpenTV Corp.*	1,280	1,690
Spectrum Control, Inc.*	190	1,672
Trident Microsystems, Inc.*	950	1,653
Chordiant Software, Inc.*	455	1,652
Isilon Systems, Inc.*	388	1,645
White Electronics Designs Corp.*	350	1,621

		Market
	Shares	Value

GSE Systems, Inc.*	240	$1,620
Virtusa Corp.*	200	1,606
Lionbridge Technologies, Inc.*	870	1,601
Measurement Specialties, Inc.*	223	1,572
PC-Tel, Inc.*	290	1,552
Semitool, Inc.*	335	1,548
support.com, Inc.*	695	1,515
OpenTable, Inc.*	50	1,509
Keynote Systems, Inc.*	190	1,452
Startek, Inc.*	180	1,444
Zix Corp.*	960	1,440
Emcore Corp.*	1,140	1,436
KVH Industries, Inc.*	210	1,434
Saba Software, Inc.*	370	1,425
Computer Task Group, Inc.*	230	1,403
Innodata Isogen, Inc.*	320	1,402
Pervasive Software, Inc.*	230	1,401
Parkervision, Inc.*	450	1,377
Intellon Corp.*	320	1,360
Entrust, Inc.*	750	1,358
Hackett Group, Inc.*	580	1,351
Dynamics Research Corp.*	130	1,301
Smart Modular Technologies WWH, Inc.*	560	1,271
Ipass, Inc.*	760	1,216
SRS Labs, Inc.*	180	1,197
Phoenix Technologies, Ltd.*	440	1,192
Unica Corp.*	217	1,189
China Information Security Technology, Inc.*	410	1,173
Virage Logic Corp.*	250	1,125
Dice Holdings, Inc.*	240	1,116
Callidus Software, Inc.*	390	1,112
Information Services Group, Inc.*	360	1,084
PC Mall, Inc.*	160	1,082
GSI Technology, Inc.*	280	1,081
Agilysys, Inc.	230	1,076
Zygo Corp., Inc.*	230	1,072
ICx Technologies, Inc.*	170	1,020
MEMSIC, Inc.*	240	1,018
Marchex, Inc.	300	1,011
DDi Corp.*	220	997
CPI International, Inc.*	110	956
Renaissance Learning, Inc.	100	921
Opnext, Inc.*	421	901
Communications Systems, Inc.	90	882
Travelzoo, Inc.*	80	876
ePlus, Inc.*	60	874

 4

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

RAE Systems, Inc.*	620	$856
Imergent, Inc.	120	840
Deltek, Inc.*	190	825
eLoyalty Corp.*	100	788
PAR Technology Corp.*	120	767
PC Connection, Inc.*	140	735
TechTarget, Inc.*	180	720
China TransInfo Technology
Corp.*	130	608
QAD, Inc.	186	605
X-Rite, Inc.*	390	585

Total Information Technology		2,237,908

FINANCIALS 13.1%
Knight Capital Group, Inc. — Class A*	1,405	23,955
Highwoods Properties, Inc.	1,066	23,846
MFA Mortgage Investments, Inc.	3,380	23,390
ProAssurance Corp.*	503	23,244
IPC Holdings Ltd.	845	23,102
Platinum Underwriters Holdings Ltd.	780	22,300
Westamerica Bancorporation	438	21,729
FirstMerit Corp.	1,239	21,038
National Retail Properties, Inc.	1,210	20,993
Prosperity Bancshares, Inc.	700	20,881
Stifel Financial Corp.*	415	19,957
Washington Real Estate Investment Trust	882	19,730
Omega Healthcare Investors, Inc.	1,253	19,447
NewAlliance Bancshares, Inc.	1,619	18,618
UMB Financial Corp.	486	18,473
Tanger Factory Outlet Centers, Inc.	555	17,999
American Campus Communities, Inc.	788	17,478
Montpelier Re Holdings Ltd.	1,310	17,410
Redwood Trust, Inc.	1,175	17,343
Home Properties, Inc.	495	16,879
Trustmark Corp.	870	16,808
First Financial Bankshares, Inc.	320	16,115
Mid-America Apartment Communities, Inc.	430	15,785
Hatteras Financial Corp.	550	15,724
KBW, Inc.*	534	15,358
BioMed Realty Trust, Inc.	1,493	15,273
Tower Group, Inc.	611	15,141

		Market
	Shares	Value

Healthcare Realty Trust, Inc.	896	$15,080
PHH Corp.*	820	14,908
Signature Bank*	540	14,645
Potlatch Corp.	595	14,453
Glacier Bancorp, Inc.	930	13,736
SVB Financial Group*	500	13,610
Argo Group International Holdings Ltd.*	470	13,263
Piper Jaffray Companies, Inc.*	300	13,101
Apollo Investment Corp.	2,155	12,930
Max Capital Group Ltd.	700	12,922
Delphi Financial Group, Inc. — Class A	650	12,629
RLI Corp.	280	12,544
Eastgroup Properties, Inc.	379	12,515
Zenith National Insurance Corp.	570	12,392
Capstead Mortgage Corp.	960	12,202
Franklin Street Properties Corp., Inc.	896	11,872
Ares Capital Corp.	1,470	11,848
Equity Lifestyle Properties, Inc.	318	11,823
PrivateBancorp, Inc.	530	11,787
Hancock Holding Co.	360	11,696
Assured Guaranty Ltd.	916	11,340
PS Business Parks, Inc.	234	11,335
NBT Bancorp, Inc.	521	11,311
Kilroy Realty Corp.	550	11,297
United Bankshares, Inc.	575	11,235
Astoria Financial Corp.	1,300	11,154
Anworth Mortgage Asset Corp.	1,536	11,075
Extra Space Storage, Inc.	1,310	10,938
DCT Industrial Trust, Inc.	2,665	10,873
Entertainment Properties Trust	526	10,836
Cash America International, Inc.	450	10,525
American Capital Ltd.	3,260	10,465
National Health Investors, Inc.	385	10,283
DiamondRock Hospitality Co.	1,640	10,266
Selective Insurance Group, Inc.	800	10,216
Developers Diversified Realty Corp.	2,080	10,150
optionsXpress Holdings, Inc.	643	9,986
LaSalle Hotel Properties	805	9,934
Old National Bancorp	1,010	9,918
Employers Holdings, Inc.	710	9,620

 5

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Park National Corp.	170	$9,602
IBERIABANK Corp.	240	9,458
Allied Capital Corp.	2,700	9,396
E*Trade Financial Corp.*	7,300	9,344
Post Properties, Inc.	665	8,938
Portfolio Recovery Associates, Inc.*	230	8,908
MF Global Ltd.*	1,470	8,717
Navigators Group, Inc.*	190	8,442
FNB Corp.	1,360	8,418
Sovran Self Storage, Inc.	340	8,364
MGIC Investment Corp.	1,900	8,360
Texas Capital Bancshares, Inc.*	540	8,354
Brookline Bancorp, Inc.	895	8,341
Provident Financial Services, Inc.	905	8,235
Pico Holdings, Inc.*	286	8,208
First Commonwealth Financial Corp.	1,293	8,198
International Bancshares Corp.	785	8,093
Alexander’s, Inc.	30	8,088
Financial Federal Corp.	390	8,014
Investors Real Estate Trust	900	8,001
Sterling Bancshares, Inc.	1,245	7,881
Acadia Realty Trust	595	7,765
Infinity Property & Casualty Corp.	210	7,657
Ocwen Financial Corp.*	575	7,458
Greenlight Capital Re Ltd. - Class A*	430	7,443
Ezcorp, Inc.*	686	7,395
Inland Real Estate Corp.	1,055	7,385
Medical Properties Trust Inc.	1,215	7,375
City Holding Co.	240	7,286
Community Bank System, Inc.	495	7,207
LTC Properties, Inc.	352	7,198
Hilltop Holdings, Inc.*	600	7,122
Cathay General Bancorp	745	7,085
Umpqua Holding Corp.	905	7,023
TrustCo Bank Corp.	1,155	6,826
Equity One, Inc.	500	6,630
eHealth, Inc.*	375	6,622
Conseco, Inc.*	2,790	6,612
GFI Group, Inc.	980	6,605
Investors Bancorp, Inc.*	710	6,504
Webster Financial Corp.	800	6,440
Susquehanna Bancshares, Inc.	1,308	6,396
Chemical Financial Corp.	320	6,371

		Market
	Shares	Value

Forestar Real Estate Group, Inc.*	535	$6,356
Independent Bank Corp.	320	6,304
East-West Bancorp, Inc.	965	6,263
Community Trust Bancorp, Inc.	234	6,259
Tompkins Financial Corp.	130	6,233
Bank Mutual Corp.	708	6,174
First Cash Financial Services, Inc.*	350	6,132
Safety Insurance Group, Inc.	200	6,112
Sunstone Hotel Investors, Inc.	1,138	6,088
Flagstone Reinsurance Holdings	590	6,077
CVB Financial Corp.	1,010	6,030
Prospect Capital Corp.	650	5,980
Horace Mann Educators Corp.	590	5,882
Riskmetrics Group, Inc.*	333	5,881
National Penn Bancshares, Inc.	1,269	5,850
United Fire & Casualty Co.	340	5,831
CBL & Associates Properties, Inc.	1,080	5,821
Wintrust Financial Corp.	360	5,789
Meadowbrook Insurance Group, Inc.	866	5,655
Harleysville Group, Inc.	200	5,644
Enstar Group*	95	5,591
First Financial Corp.	176	5,558
Simmons First National Corp.	207	5,531
MB Financial Corp.	540	5,503
Colonial Properties Trust	735	5,439
First Midwest Bancorp, Inc.	735	5,373
Universal Health Realty Income Trust	170	5,358
GAMCO Investors, Inc. — Class A	110	5,335
Banco Latinoamericano de Exportaciones SA	420	5,221
SWS Group, Inc.	365	5,099
WesBanco, Inc.	350	5,089
Dollar Financial Corp.*	366	5,047
Getty Realty Corp.	266	5,019
Cousins Properties, Inc.	590	5,019
World Acceptance Corp.*	250	4,977
Maiden Holdings Ltd.	756	4,959
PacWest Bancorp	370	4,869
Northwest Bancorp, Inc.	256	4,828
First Bancorp Puerto Rico	1,220	4,819
Western Alliance Bancorp, Inc.*	702	4,802
Renasant Corp.	319	4,791

 6

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Beneficial Mutual Bancorp, Inc.*	495	$4,752
Pinnacle Financial Partners, Inc.*	355	4,729
Southside Bancshares, Inc.	204	4,665
Boston Private Financial Holdings, Inc.	1,028	4,605
MarketAxess Holdings, Inc.*	481	4,584
American Equity Investment Life Holding Co.	810	4,520
Hercules Technology Growth Capital, Inc.	540	4,514
National Financial Partners Corp.	615	4,502
TowneBank	320	4,480
Berkshire Hills Bancorp, Inc.	214	4,447
Amerisafe, Inc.*	285	4,435
SCBT Financial Corp.	187	4,430
Duff & Phelps Corp. — Class A	246	4,374
Lexington Realty Trust	1,280	4,352
StellarOne Corp.	335	4,338
S&T Bancorp, Inc.	355	4,317
American Physicians Capital, Inc.	110	4,308
Urstadt Biddle Properties, Inc.	305	4,294
Parkway Properties, Inc.	330	4,290
iStar Financial Inc.*	1,510	4,288
TradeStation Group, Inc.*	505	4,272
Westfield Financial, Inc.	470	4,258
First Financial Bancorp	565	4,249
Bank of the Ozarks, Inc.	196	4,239
Tejon Ranch Co.*	160	4,238
Calamos Asset Management, Inc. — Class A	300	4,233
Provident New York Bancorp	520	4,222
SY Bancorp, Inc.	170	4,109
Camden National Corp.	120	4,084
First Potomac Realty Trust	416	4,056
Home Bancshares, Inc.	213	4,056
1st Source Corp.	234	4,041
Ambac Financial Group, Inc.	4,361	4,012
Univest Corp. of Pennsylvania	196	3,971
United Community Banks, Inc.*	654	3,919
Amtrust Financial Services, Inc.	340	3,876
Nelnet, Inc. — Class A*	285	3,873
Cohen & Steers, Inc.	258	3,857
State Auto Financial Corp.	216	3,780

		Market
	Shares	Value

Washington Trust Bancorp, Inc.	210	$3,744
DuPont Fabros Technology, Inc.	395	3,721
Suffolk Bancorp	145	3,718
Stewart Information Services Corp.	260	3,705
U-Store-It Trust	755	3,699
Sandy Spring Bancorp, Inc.	250	3,675
Arrow Financial Corp.	136	3,672
LaBranche & Company, Inc.*	842	3,621
Walter Investment Management Corp.*	270	3,586
Oriental Financial Group	365	3,540
Lakeland Financial Corp.	186	3,534
Dime Community Bancshares	385	3,507
National Western Life Insurance Co. — Class A	30	3,502
Danvers Bancorp, Inc.	260	3,497
First Bancorp	221	3,465
Bancfirst Corp.	100	3,458
United Financial Bancorp, Inc.	250	3,455
American Capital Agency Corp.	150	3,446
Sun Communities, Inc.	250	3,445
Northfield Bancorp, Inc.	290	3,370
FPIC Insurance Group, Inc.*	110	3,368
Radian Group, Inc.	1,235	3,359
Cardinal Financial Corp.	429	3,359
CNA Surety Corp.*	248	3,346
Westwood Holdings Group, Inc.	80	3,345
SeaBright Insurance Holdings, Inc.*	330	3,343
Triko Bancshares	210	3,255
Kearny Financial Corp.	281	3,215
ESSA Bancorp, Inc.	230	3,144
Evercore Partners, Inc. — Class A	160	3,142
Union Bankshares Corp.	208	3,114
Advance America Cash Advance Centers, Inc.	700	3,101
Great Southern Bancorp, Inc.	150	3,083
Republic Bancorp, Inc.	136	3,072
Fifth Street Finance Corp.	304	3,052
Citizens, Inc.*	500	3,040
Flushing Financial Corp.	325	3,039
Capital City Bank Group, Inc.	180	3,033
Harleysville National Corp.	645	3,032
Broadpoint Gleacher Securities, Inc.*	538	3,002

 7

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Orrstown Financial Services, Inc.	80	$2,979
Oppenheimer Holdings, Inc. — Class A	140	2,964
First Mercury Financial Corp.	215	2,961
Saul Centers, Inc.	100	2,957
BankFinancial Corp.	330	2,924
Phoenix Companies, Inc.*	1,745	2,914
Compass Diversified Trust	360	2,912
Capital Southwest Corp.	40	2,894
Heartland Financial USA, Inc.	200	2,856
Columbia Banking Systems, Inc.	277	2,834
First Busey Corp.	385	2,830
Consolidated-Tomoka Land Co.	80	2,806
Citizens & Northern Corp.	136	2,798
MVC Capital, Inc.	330	2,792
Smithtown Bancorp, Inc.	215	2,750
Lakeland Bancorp, Inc.	305	2,742
Donegal Group, Inc. — Class A	180	2,738
Pennsylvania Real Estate Investment Trust	538	2,690
United America Indemnity Ltd. — Class A*	560	2,682
Penson Worldwide Company, Inc.*	298	2,667
BGC Partners, Inc. — Class A	698	2,645
Cedar Shopping Centers, Inc.	585	2,644
Peoples Bancorp, Inc.	155	2,643
Ashford Hospitality Trust, Inc.	940	2,641
National Bankshares, Inc.	110	2,640
Encore Capital Group, Inc.*	199	2,637
Abington Bancorp, Inc.	330	2,627
First Industrial Realty Trust, Inc.	600	2,610
First Merchants Corp.	320	2,570
NorthStar Realty Finance Corp.	900	2,547
First Bancorp, Inc.	130	2,531
Farmers Capital Bank Corp.	100	2,517
Home Federal Bancorp, Inc.	246	2,507
WSFS Financial Corp.	90	2,458
Bridge Bancorp, Inc.	90	2,450
German American Bancorp	170	2,450
Safeguard Scientifics, Inc.*	1,850	2,442
Ames National Corp.	100	2,441
Gladstone Capital Corp.	322	2,425
Presidential Life Corp.	320	2,422

		Market
	Shares	Value

Peapack Gladstone Financial Corp.	125	$2,411
MCG Capital Corp.*	990	2,406
FelCor Lodging Trust, Inc.	975	2,399
Pacific Continental Corp.	196	2,377
Baldwind & Lyons, Inc. — Class B	120	2,364
Ramco-Gershenson Properties Trust	236	2,362
Hampton Roads Bankshares, Inc.	280	2,310
UCBH Holdings, Inc.	1,830	2,306
MainSource Financial Group, Inc.	310	2,300
Sterling Savings Bank	790	2,299
ViewPoint Financial Group	150	2,285
PennantPark Investment Corp.	320	2,272
American Physicians Service Group, Inc.	100	2,269
Shore Bancshares, Inc.	126	2,260
Sterling Bancorp	270	2,255
China Housing & Land Development, Inc.*	390	2,246
Harris & Harris Group, Inc.*	385	2,245
PMA Capital Corp.*	486	2,211
The PMI Group, Inc.	1,110	2,198
First Financial Northwest, Inc.	280	2,190
Financial Institutions, Inc.	160	2,186
Bank of Marin Bancorp	80	2,156
Southwest Bancorp, Inc.	215	2,098
Bryn Mawr Bank Corp.	110	2,076
Oritani Financial Corp.	150	2,057
Kite Realty Group Trust	697	2,035
Agree Realty Corp.	110	2,016
CapLease, Inc.	730	2,015
Kayne Anderson Energy Development Co.	150	1,989
United Security Bancshares/Thomasville AL	90	1,971
Credit Acceptance Corp.*	90	1,967
NGP Capital Resources Co.	326	1,914
Colonial BancGroup, Inc.	3,070	1,903
First Marblehead Corp.*	940	1,899
First Community Bancshares, Inc.	146	1,875
Citizens Holding Co.	60	1,872
Thomas Weisel Partners Group, Inc.*	310	1,866
CoBiz Financial, Inc.	290	1,859
First of Long Island Corp.	80	1,851
Mission West Properties	270	1,844

 8

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

CNB Financial Corp./PA	130	$1,842
ESB Financial Corp.	140	1,837
Education Realty Trust, Inc.	425	1,823
Cogdell Spencer, Inc.	424	1,819
Nara Bancorp, Inc.	350	1,813
Asset Acceptance Capital Corp.*	234	1,799
Kohlberg Capital Corp.	280	1,770
American Safety Insurance Holdings Ltd.*	130	1,769
TICC Capital Corp.	400	1,764
Ohio Valley Banc Corp.	60	1,760
US Global Investors, Inc. — Class A	190	1,759
Monmouth Real Estate Investment Corp. — Class A	300	1,758
Tower Bancorp, Inc.	50	1,758
Penns Woods Bancorp, Inc.	60	1,748
American National Bankshares, Inc.	90	1,735
Medallion Financial Corp.	226	1,729
Alliance Financial Corp./NY	60	1,702
JMP Group, Inc.	220	1,692
Gladstone Commercial Corp.	130	1,685
Oceanfirst Financial Corp.	140	1,676
Home Bancorp, Inc.*	140	1,672
Epoch Holding Corp.	193	1,668
Wilshire Bancorp, Inc.	290	1,668
First Financial Holdings, Inc.	177	1,664
State Bancorp, Inc.	220	1,663
FCStone Group, Inc.*	420	1,659
Yadkin Valley Financial Corp.	240	1,658
FBL Financial Group, Inc. — Class A	200	1,652
Central Pacific Financial Corp.	436	1,635
Kansas City Life Insurance Co.	60	1,615
Hersha Hospitality Trust	650	1,612
Winthrop Realty Trust	180	1,607
Roma Financial Corp.	126	1,605
Sanders Morris Harris Group Inc.	290	1,595
Gladstone Investment Corp.	330	1,594
Avatar Holdings Inc.*	86	1,563
First Defiance Financial Corp.	120	1,560
Life Partners Holdings, Inc.	110	1,560
Cape Bancorp, Inc.*	180	1,553
Merchants Bancshares, Inc.	70	1,553

		Market
	Shares	Value

Enterprise Financial Services Corp.	170	$1,545
Crawford & Co. — Class B*	320	1,536
South Financial Group, Inc.	1,287	1,532
Guaranty Bancorp*	798	1,524
Pacific Capital Bancorp	710	1,519
Glimcher Realty Trust	520	1,508
Clifton Savings Bancorp, Inc.	140	1,506
Main Street Capital Corp.	110	1,506
EMC Insurance Group, Inc.	70	1,457
NASB Financial, Inc.	50	1,430
Rockville Financial, Inc.	130	1,424
Bank of Kentucky Financial Corp.	50	1,400
Dynex Capital, Inc.	170	1,394
Northrim BanCorp, Inc.	100	1,392
Sierra Bancorp	110	1,389
Associated Estates Realty Corp.	233	1,389
Center Bancorp, Inc.	170	1,386
National Interstate Corp.	90	1,366
Citizens Banking Corp.*	1,919	1,362
Metro Bancorp, Inc.*	70	1,348
First South Bancorp, Inc.	116	1,346
RAIT Financial Trust	980	1,343
Ameris Bancorp	210	1,327
Virtus Investment Partners, Inc.*	90	1,322
Washington Banking Co.	140	1,319
Eagle Bancorp, Inc.*	150	1,316
Chicopee Bancorp, Inc.*	100	1,297
Mercer Insurance Group, Inc.	80	1,272
Strategic Hotels & Resorts, Inc.	1,140	1,265
Bar Harbor Bankshares	40	1,234
FBR Capital Markets Corp.*	260	1,222
Legacy Bancorp/MA, Inc.	110	1,221
Diamond Hill Investment Group, Inc.*	30	1,205
Triangle Capital Corp.	110	1,201
West Bancorporation, Inc.	240	1,200
Bancorp Rhode Island, Inc.	60	1,183
Midsouth Bancorp, Inc.	70	1,176
BlackRock Kelso Capital Corp.	186	1,159
Auburn National Bancorporation, Inc.	40	1,140
Peoples Financial Corp./MS	60	1,140
Eastern Insurance Holdings, Inc.	120	1,129
Meridian Interstate Bancorp, Inc.*	150	1,118

 9

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Premierwest Bancorp	327	$1,109
Rewards Network, Inc.*	290	1,096
Gramercy Capital Corp.*	650	1,047
First Financial Service Corp.	60	1,045
UMH Properties, Inc.	130	1,036
Sun Bancorp, Inc.*	200	1,036
Resource Capital Corp.	320	1,024
Bancorp/DE, Inc.*	170	1,020
Hallmark Financial Services, Inc.*	142	1,015
Universal Insurance Holdings, Inc.	200	1,004
Centerstate Banks of Florida, Inc.	135	1,002
Wilber Corp.	90	999
Resource America, Inc. — Class A	185	995
Care Investment Trust, Inc.	190	988
NYMAGIC, Inc.	70	972
International Assets Holding Corp.*	65	967
Tree.com, Inc.*	100	960
Old Second Bancorp, Inc.	160	944
Enterprise Bancorp/MA, Inc.	80	944
Norwood Financial Corp.	30	941
Heritage Financial Corp./WA	80	925
Century Bancorp, Inc.	50	922
Banner Corp.	240	917
Pzena Investment Management, Inc. — Class A	120	910
Republic First Bancorp, Inc.*	110	858
NewStar Financial, Inc.*	420	802
Ampal American Israel - Class A*	320	781
Fox Chase Bancorp, Inc.*	80	767
Cardtronics, Inc.*	200	762
Anthracite Capital, Inc.	1,191	738
Northeast Community Bancorp, Inc.	90	730
Prudential Bancorp of Pennsylvania, Inc.	60	709
Flagstar Bancorp, Inc.*	1,020	694
Primus Guaranty Ltd.*	280	661
Independence Holding Co.	100	636
Kentucky First Federal Bancorp	50	608
Porter Bancorp, Inc.	40	606
CompuCredit Corp.*	250	575
Brooklyn Federal Bancorp, Inc.	50	563

		Market
	Shares	Value

First California Financial Group, Inc.*	90	$555
Old Point Financial Corp.	30	555
K-Fed Bancorp	60	551
First Acceptance Corp.*	250	533
Santander BanCorp*	65	452
American Realty Investors, Inc.*	40	408
California First National Bancorp.	30	342
Waterstone Financial, Inc.*	110	327
Cheviot Financial Corp.	40	320
Heritage Financial Group	30	257
QC Holdings, Inc.	50	257
Transcontinental Realty Investors, Inc.*	20	241
Doral Financial Corp.*	80	200

Total Financials		2,210,354

INDUSTRIALS 10.7%
Tetra Tech, Inc.*	905	25,928
Watson Wyatt Worldwide	645	24,207
Clarcor, Inc.	766	22,360
Regal-Beloit Corp.	536	21,290
GrafTech International Ltd.*	1,820	20,584
Curtiss-Wright Corp.	690	20,514
EMCOR Group, Inc.*	1,000	20,120
Nordson Corp.	513	19,833
Brady Corp. — Class A	730	18,338
Teledyne Technologies, Inc.*	548	17,947
Woodward Governor Co.	906	17,939
ESCO Technologies, Inc.*	395	17,696
Watsco, Inc.	360	17,615
Acuity Brands, Inc.	620	17,391
American Superconductor Corp.*	660	17,325
Granite Construction, Inc.	519	17,272
Baldor Electric Co.	710	16,891
Moog, Inc. — Class A*	650	16,776
Clean Harbors, Inc.*	310	16,737
Kaydon Corp.	500	16,280
Huron Consulting Group, Inc.*	330	15,256
JetBlue Airways Corp.*	3,491	14,907
Geo Group, Inc.*	775	14,399
Knight Transportation, Inc.	870	14,398
Old Dominion Freight Line, Inc.*	416	13,965
Hexcel Corp.*	1,455	13,866
Genesee & Wyoming, Inc. — Class A*	500	13,255

 10

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Orbital Sciences Corp.*	860	$13,046
ABM Industries, Inc.	698	12,613
Herman Miller, Inc.	820	12,579
Applied Industrial Technologies, Inc.	638	12,569
Simpson Manufacturing Company, Inc.	580	12,540
Heico Corp.	345	12,510
United Stationers, Inc.*	355	12,382
HNI Corp.	681	12,299
Esterline Technologies Corp.*	450	12,181
Belden, Inc.	712	11,890
CoStar Group, Inc.*	295	11,762
Healthcare Services Group	657	11,747
Werner Enterprises, Inc.	648	11,742
Otter Tail Power Co.	535	11,684
Resources Connection, Inc.*	680	11,676
Rollins, Inc.	670	11,598
Mueller Industries, Inc.	556	11,565
HUB Group, Inc. — Class A*	560	11,558
AirTran Holdings, Inc.*	1,821	11,272
Seaboard Corp.	10	11,220
Heartland Express, Inc.	760	11,187
EnerSys*	606	11,023
Middleby Corp.*	250	10,980
Corporate Executive Board Co.	520	10,795
A.O. Smith Corp.	330	10,748
MPS Group, Inc.*	1,400	10,696
EnergySolutions, Inc.	1,150	10,580
Actuant Corp. — Class A	856	10,443
Briggs & Stratton Corp.	755	10,072
Alaska Air Group, Inc.*	550	10,043
Insituform Technologies, Inc. — Class A*	590	10,012
Deluxe Corp.	780	9,992
Arkansas Best Corp.	375	9,881
Triumph Group, Inc.	245	9,800
Beacon Roofing Supply, Inc.*	675	9,760
Navigant Consulting, Inc.*	755	9,755
Universal Forest Products, Inc.	294	9,728
Energy Conversion Devices, Inc.*	686	9,707
American Science & Engineering, Inc.	140	9,677
Mine Safety Appliances Co.	400	9,640
SYKES Enterprises, Inc.*	529	9,570
AAR Corp.*	588	9,437
Watts Industries, Inc. — Class A	438	9,434
Forward Air Corp.	440	9,381

		Market
	Shares	Value

Force Protection, Inc.*	1,055	$9,326
Mastec, Inc.*	791	9,271
Ameron International Corp.	136	9,117
Allegiant Travel Co.*	230	9,117
Franklin Electric Company, Inc.	350	9,072
Badger Meter, Inc.	220	9,020
Avis Budget Group, Inc.*	1,540	8,701
SkyWest, Inc.	840	8,568
Barnes Group, Inc.	711	8,454
Cubic Corp.	235	8,411
Genco Shipping & Trading Ltd.	385	8,362
II-VI, Inc.*	376	8,336
Astec Industries, Inc.*	272	8,076
Mobile Mini, Inc.*	540	7,922
Axsys Technologies, Inc.*	146	7,831
Chart Industries, Inc.*	425	7,726
Robbins & Myers, Inc.	400	7,700
Administaff, Inc.	320	7,446
Korn/Ferry International, Inc.*	680	7,235
UAL Corp.*	2,181	6,957
Ceradyne, Inc.*	390	6,887
Mcgrath Rentcorp	360	6,862
Tutor Perini Corp.*	390	6,770
RBC Bearings, Inc.*	325	6,646
Interline Brands, Inc.*	485	6,635
GeoEye, Inc.*	280	6,597
Mueller Water Products, Inc. - Class A	1,750	6,545
Dycom Industries, Inc.*	590	6,531
Kaman Corp. — Class A	385	6,429
DynCorp International, Inc. - Class A*	380	6,380
Quanex Building Products Corp.	566	6,351
Lindsay Manufacturing Co.	190	6,289
Steelcase, Inc. — Class A	1,080	6,286
AZZ, Inc.*	180	6,194
Orion Marine Group, Inc.*	325	6,175
Evergreen Solar, Inc.*	2,845	6,174
Raven Industries, Inc.	240	6,144
Circor International, Inc.	258	6,091
Comfort Systems USA, Inc.	590	6,047
Aerovironment, Inc.*	195	6,018
Tredegar Corp.	450	5,994
Atlas Air Worldwide Holdings Company, Inc.*	256	5,937
Layne Christensen Co.*	290	5,930
G & K Services, Inc. — Class A	280	5,922

 11

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Advisory Board Co.*	230	$5,911
United Rentals, Inc.*	910	5,906
Encore Wire Corp.	275	5,871
Federal Signal Corp.	735	5,623
Stanley, Inc.*	171	5,622
Rush Enterprises, Inc. — Class A*	480	5,592
School Specialty, Inc.*	275	5,558
TrueBlue, Inc.*	656	5,510
Griffon Corp.*	660	5,491
Broadwind Energy, Inc.*	480	5,434
EnPro Industries, Inc.*	300	5,403
Knoll, Inc.	710	5,382
Viad Corp.	310	5,338
John Bean Technologies Corp.	420	5,258
MYR Group/Delaware, Inc.*	260	5,257
Aircastle Ltd.	705	5,182
Apogee Enterprises, Inc.	420	5,166
Tennant Co.	280	5,149
Exponent, Inc.*	208	5,098
Michael Baker Corp.*	120	5,083
Amerco, Inc.*	136	5,052
Applied Signal Technology, Inc.	195	4,974
RSC Holdings, Inc.*	740	4,973
Blount International, Inc.*	575	4,951
American Ecology Corp.	275	4,928
US Airways Group, Inc.*	1,995	4,848
Ennis Inc.	386	4,810
CRA International, Inc.*	173	4,802
Heidrick & Struggles International, Inc.	263	4,800
Marten Transport Ltd.*	230	4,775
Northwest Pipe Co.*	136	4,727
CBIZ, Inc.*	660	4,699
Hawaiian Holdings, Inc.*	779	4,690
Albany International Corp. — Class A	410	4,666
Interface, Inc. — Class A	740	4,588
American Reprographics Co.*	545	4,534
Dollar Thrifty Automotive Group, Inc.*	325	4,534
Team, Inc.*	288	4,513
LB Foster Co. — Class A*	150	4,510
Gorman-Rupp Co.	221	4,458
Powell Industries, Inc.*	120	4,448
ATC Technology Corp.*	300	4,350
Kelly Services, Inc. — Class A	396	4,336
Taser International, Inc.*	935	4,264
DigitalGlobe, Inc.*	220	4,224

		Market
	Shares	Value

FuelCell Energy, Inc.*	990	$4,138
Argon ST, Inc.*	200	4,114
Ener1, Inc.*	720	3,931
Titan International, Inc.	526	3,929
American Woodmark Corp.	160	3,832
H&E Equipment Services, Inc.*	406	3,796
EnerNOC, Inc.*	175	3,792
AAON, Inc.	190	3,785
Polypore International, Inc.*	340	3,781
Acacia Research — Acacia Technologies*	480	3,778
Columbus McKinnon Corp. — Class A*	292	3,694
Dynamic Materials Corp.	190	3,663
ICF International, Inc.*	130	3,587
Saia, Inc.*	199	3,584
Energy Recovery, Inc.*	505	3,575
Kforce, Inc.*	430	3,556
Republic Airways Holdings, Inc.*	520	3,396
Eagle Bulk Shipping Inc.	710	3,330
Spherion Corp.*	793	3,267
Houston Wire & Cable Co.	274	3,263
M&F Worldwide Corp.*	160	3,200
K-Tron International, Inc.*	40	3,187
Microvision, Inc.*	1,025	3,147
Ladish Co., Inc.*	240	3,113
Cenveo, Inc.*	730	3,088
Trex Company, Inc.*	230	3,075
Sterling Construction Company, Inc.*	200	3,052
Kimball International, Inc. — Class B	488	3,045
Sun Hydraulics Corp.	187	3,024
Pike Electric Corp.*	250	3,012
Ducommun, Inc.	160	3,006
Altra Holdings, Inc.*	400	2,996
Freightcar America, Inc.	175	2,942
Advanced Battery Technologies, Inc.*	730	2,935
Ampco-Pittsburgh Corp.	125	2,931
Great Lakes Dredge & Dock Corp. Co.	610	2,916
Gibraltar Industries, Inc.	414	2,844
Celadon Group, Inc.*	335	2,811
Colfax Corp.*	363	2,802
Cornell Companies, Inc.*	170	2,756
Tecumseh Products Company — Class A*	280	2,719
Bowne & Company, Inc.	411	2,676
Fuel Tech, Inc.*	270	2,619

 12

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Consolidated Graphics, Inc.*	150	$2,613
Harbin Electric, Inc.*	165	2,581
Titan Machinery, Inc.*	200	2,538
Aceto Corp.	380	2,535
GT Solar International, Inc.*	475	2,527
China Fire & Security Group, Inc.*	206	2,507
Furmanite Corp.*	561	2,502
TAL International Group, Inc.	225	2,452
Met-Pro Corp.	220	2,380
First Advantage Corp. — Class A*	155	2,358
ACCO Brands Corp.*	825	2,326
Dynamex, Inc.*	150	2,308
NACCO Industries, Inc. — Class A	80	2,298
Courier Corp.	150	2,289
Herley Industries, Inc.*	205	2,249
Insteel Industries, Inc.	270	2,225
Standex International Corp.	190	2,204
American Commercial Lines, Inc.*	142	2,198
Vicor Corp.	300	2,166
International Shipholding Corp.	80	2,157
Kadant, Inc.*	190	2,145
On Assignment, Inc.*	548	2,143
Cascade Corp.	136	2,139
Fushi Copperweld, Inc.*	243	2,010
CDI Corp.	180	2,007
APAC Teleservices, Inc.*	390	2,001
Graham Corp.	150	1,995
Perma-Fix Environmental Services*	820	1,984
3D Systems Corp.*	272	1,961
Air Transport Services Group, Inc.*	840	1,949
Metalico, Inc.*	414	1,929
Multi-Color Corp.	156	1,913
Ascent Solar Technologies, Inc.*	235	1,838
Standard Parking Corp.*	110	1,792
LaBarge, Inc.*	192	1,780
Horizon Lines, Inc. — Class A	460	1,776
PMFG, Inc.*	200	1,762
Greenbrier Companies, Inc.	245	1,762
Innerworkings, Inc.*	370	1,757
Power-One, Inc.*	1,165	1,736
Schawk, Inc.	230	1,727
China BAK Battery, Inc.*	565	1,667
USA Truck, Inc.*	120	1,624

		Market
	Shares	Value

Textainer Group Holdings Ltd.	140	$1,620
Hill International, Inc.*	375	1,612
VSE Corp.	60	1,570
Hurco Companies, Inc.*	100	1,563
TBS International Ltd. — Class A*	200	1,562
YRC Worldwide, Inc.*	900	1,557
Argan, Inc.*	110	1,554
Diamond Management & Technology Consultants, Inc.	360	1,512
LSI Industries, Inc.	275	1,499
Todd Shipyards Corp.	90	1,498
Flanders Corp.*	245	1,497
Eastern Co.	90	1,485
Ultrapetrol Bahamas Ltd.*	330	1,462
Patriot Transportation Holding, Inc.*	20	1,459
Astronics Corp.*	140	1,455
Gencorp, Inc.*	760	1,452
GP Strategies Corp.*	240	1,414
Universal Truckload Services, Inc.	90	1,408
Satcon Technology Corp.*	780	1,404
Waste Services Inc.*	270	1,399
DXP Enterprises, Inc.*	120	1,376
Valence Technology, Inc.*	760	1,360
Flow International Corp.*	570	1,339
Preformed Line Products Co.	30	1,322
Miller Industries, Inc. — Class A*	150	1,320
LMI Aerospace, Inc.*	130	1,316
Ultralife Batteries, Inc.*	180	1,291
Odyssey Marine Exploration, Inc.*	806	1,290
Barrett Business Services, Inc.	120	1,260
COMSYS IT Partners, Inc.*	215	1,258
ICT Group, Inc.*	136	1,187
Franklin Covey Co.*	190	1,184
Pacer International, Inc.	530	1,182
American Railcar Industries, Inc.	140	1,156
North American Galvanizing & Coating, Inc.*	190	1,151
Volt Information Sciences, Inc.*	180	1,129
PowerSecure International, Inc.*	261	1,112
Chase Corp.	90	1,071
Sauer, Inc.	170	1,042
Builders FirstSource, Inc.*	250	1,040

 13

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Alamo Group, Inc.	100	$1,010
Portec Rail Products, Inc.	100	985
Orion Energy Systems Inc.*	255	956
Willis Lease Finance Corp.*	70	918
Primoris Services Corp.	120	890
Twin Disc, Inc.	130	885
Standard Register Co.	270	880
Lawson Products, Inc.	60	853
NCI Building Systems, Inc.*	295	779
Trimas Corp.*	230	775
CAI International, Inc.*	147	750
Integrated Electrical Services, Inc.*	90	703
SmartHeat, Inc.*	100	685
Omega Flex, Inc.	40	606
United Capital Corp.*	30	550
BlueLinx Holdings, Inc.*	180	540
Heritage-Crystal Clean, Inc.*	40	486
Amrep Corp. PLC*	20	221

Total Industrials		1,809,970

HEALTH CARE 10.2%
Owens & Minor, Inc.	626	27,431
Onyx Pharmaceuticals, Inc.*	862	24,360
NuVasive, Inc.*	545	24,307
Isis Pharmaceuticals, Inc.*	1,413	23,314
Steris Corp.	890	23,211
Thoratec Corp.*	856	22,924
Haemonetics Corp.*	386	22,002
AMERIGROUP Corp.*	801	21,507
Auxilium Pharmaceuticals, Inc.*	646	20,271
Quality Systems, Inc.	355	20,221
Psychiatric Solutions, Inc.*	850	19,329
Healthsouth Corp.*	1,335	19,277
athenahealth, Inc.*	510	18,875
Masimo Corp.*	765	18,444
Magellan Health Services, Inc.*	540	17,723
American Medical Systems Holdings, Inc.*	1,120	17,696
West Pharmaceutical Services, Inc.	495	17,251
Varian, Inc.*	435	17,152
Regeneron Pharmaceuticals, Inc.*	956	17,132
PSS World Medical, Inc.*	900	16,659
Dionex Corp.*	270	16,478
Medarex, Inc.*	1,953	16,308
Acorda Therapeutics, Inc.*	575	16,209
Cubist Pharmaceuticals, Inc.*	870	15,947

		Market
	Shares	Value

HMS Holdings Corp.*	385	$15,677
Alkermes, Inc.*	1,430	15,473
Eclipsys Corp.*	852	15,149
Immucor, Inc.*	1,065	14,654
Medicis Pharmaceutical Corp. — Class A	885	14,443
PDL BioPharma, Inc.	1,809	14,291
AMAG Pharmaceuticals, Inc.*	256	13,996
Catalyst Health Solutions, Inc.*	559	13,941
Meridian Bioscience, Inc.	605	13,661
Chemed Corp.	339	13,384
Amedisys, Inc.*	405	13,373
Centene Corp.*	650	12,987
Savient Pharmaceuticals, Inc.*	923	12,793
Parexel International Corp.*	870	12,511
Alnylam Pharmaceuticals, Inc.*	545	12,137
Cell Therapeutics, Inc.*	6,990	12,023
WellCare Health Plans, Inc.*	640	11,834
Theravance, Inc.*	806	11,800
Luminex Corp.*	630	11,680
MedAssets, Inc.*	595	11,573
ev3, Inc.*	1,065	11,417
Seattle Genetics, Inc.*	1,090	10,595
Martek Biosciences Corp.	496	10,490
Geron Corp.*	1,350	10,354
Volcano Corp.*	725	10,135
Cougar Biotechnology, Inc.*	234	10,053
AmSurg Corp.*	460	9,862
Medivation, Inc.*	435	9,748
Phase Forward, Inc.*	645	9,746
XenoPort, Inc.*	410	9,500
Wright Medical Group, Inc.*	583	9,480
Celera Corp.*	1,240	9,461
Align Technology, Inc.*	880	9,328
Nektar Therapeutics*	1,395	9,040
PharMerica Corp.*	455	8,932
InterMune, Inc.*	580	8,816
Landauer, Inc.	136	8,342
Cepheid, Inc.*	876	8,252
Genoptix Inc.*	255	8,157
Healthspring, Inc.*	735	7,982
Par Pharmaceutical Companies, Inc.*	525	7,954
Greatbatch, Inc.*	350	7,913
Allos Therapeutics, Inc.*	946	7,842
Exelixis, Inc.*	1,610	7,841
Invacare Corp.	440	7,766
Conceptus, Inc.*	456	7,706

 14

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Integra LifeSciences Holdings Corp.*	289	$7,661
ICU Medical, Inc.*	186	7,654
Kindred Healthcare, Inc.*	590	7,298
Salix Pharmaceuticals Ltd.*	726	7,166
Gentiva Health Services, Inc.*	435	7,160
Analogic Corp.	190	7,020
Viropharma, Inc.*	1,169	6,932
inVentiv Health, Inc.*	509	6,887
Healthways, Inc.*	510	6,859
Bruker Corp.*	740	6,852
Cyberonics, Inc.*	412	6,852
Merit Medical Systems, Inc.*	420	6,846
Conmed Corp.*	440	6,829
Rigel Pharmaceuticals, Inc.*	560	6,787
Abaxis, Inc.*	330	6,778
Impax Laboratories, Inc.*	920	6,771
RehabCare Group, Inc.*	282	6,748
ImmunoGen, Inc.*	775	6,673
Medicines Co.*	795	6,670
Halozyme Therapeutics, Inc.*	950	6,621
MannKind Corp.*	795	6,606
Orthofix International NV*	260	6,503
IPC The Hospitalist Company, Inc.*	243	6,486
Optimer Pharmaceuticals, Inc.*	432	6,467
Vivus, Inc.*	1,060	6,445
Momenta Pharmaceuticals, Inc.*	530	6,376
Affymetrix, Inc.*	1,070	6,345
Zoll Medical Corp.*	318	6,150
Arena Pharmaceuticals, Inc.*	1,208	6,028
Human Genome Sciences, Inc.*	2,059	5,889
CardioNet, Inc.*	360	5,875
Bio-Reference Labs, Inc.*	184	5,816
Neogen Corp.*	200	5,796
Computer Programs & Systems, Inc.	150	5,746
Quidel Corp.*	390	5,678
Sun Healthcare Group, Inc.*	656	5,537
Emergency Medical Services Corp.*	150	5,523
MWI Veterinary Supply, Inc.*	158	5,508
Cypress Bioscience, Inc.*	580	5,464
Res-Care, Inc.*	380	5,434
Noven Pharmaceuticals, Inc.*	380	5,434
Enzon Pharmaceuticals, Inc.*	690	5,430
Sirona Dental Systems, Inc.*	260	5,197
SonoSite, Inc.*	258	5,175

		Market
	Shares	Value

Hanger Orthopedic Group, Inc.*	380	$5,164
Orthovita, Inc.*	1,000	5,150
Omnicell, Inc.*	476	5,117
SurModics, Inc.*	226	5,114
LHC Group, Inc.*	230	5,108
Odyssey HealthCare, Inc.*	495	5,089
Symmetry Medical, Inc.*	535	4,986
Ligand Pharmaceuticals, Inc. — Class B*	1,720	4,919
Angiodynamics, Inc.*	369	4,897
Natus Medical, Inc.*	415	4,789
Molina Healthcare, Inc.*	200	4,784
Triple-S Management Corp. - Class B*	306	4,771
Vanda Pharmaceuticals, Inc.*	400	4,708
National Healthcare Corp.	120	4,553
Air Methods Corp.*	160	4,378
Questcor Pharmaceuticals, Inc.*	865	4,325
DexCom, Inc.*	695	4,302
Hemispherx Biopharma, Inc.*	1,680	4,267
Abiomed, Inc.*	470	4,145
eResearch Technology, Inc.*	648	4,024
Accuray, Inc.*	595	3,969
Emeritus Corp.*	300	3,963
Palomar Medical Technologies, Inc.*	270	3,958
Arqule, Inc.*	630	3,868
Spectrum Pharmaceuticals, Inc.*	500	3,825
Affymax, Inc.*	206	3,797
BioScrip, Inc.*	630	3,730
Cadence Pharmaceuticals, Inc.*	370	3,696
Sequenom, Inc.*	933	3,648
Genomic Health, Inc.*	207	3,587
Emergent Biosolutions, Inc.*	250	3,582
Pharmasset, Inc.*	318	3,577
Universal American Financial Corp.*	410	3,575
Incyte Corp.*	1,080	3,553
Synovis Life Technologies, Inc.*	170	3,531
Inspire Pharmaceuticals, Inc.*	635	3,531
RTI Biologics, Inc.*	818	3,509
Facet Biotech Corp.*	370	3,437
Ardea Biosciences, Inc.*	217	3,416
Osiris Therapeutics, Inc.*	254	3,411
NPS Pharmaceuticals, Inc.*	720	3,355
SIGA Technologies, Inc.*	390	3,292

 15

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Cross Country Healthcare, Inc.*	470	$3,229
Micromet, Inc.*	640	3,187
IRIS International, Inc.*	270	3,186
Kensey Nash Corp.*	120	3,145
AMN Healthcare Services, Inc.*	490	3,126
Cantel Medical Corp.*	190	3,084
Novavax, Inc.*	940	3,083
Pozen, Inc.*	400	3,072
Sangamo Biosciences, Inc.*	615	3,038
Insulet Corp.*	391	3,011
Somanetics Corp.*	180	2,972
Durect Corp.*	1,245	2,963
Albany Molecular Research, Inc.*	350	2,936
Alliance Imaging, Inc.*	395	2,895
Almost Family, Inc.*	110	2,872
Pain Therapeutics, Inc.*	533	2,862
Kendle International, Inc.*	226	2,766
Medcath Corp.*	230	2,705
Atrion Corp.	20	2,682
StemCells, Inc.*	1,570	2,669
GTx, Inc.*	285	2,631
Zymogenetics, Inc.*	570	2,622
Amicus Therapeutics, Inc.*	228	2,611
US Physical Therapy, Inc.*	175	2,581
Repligen Corp.*	466	2,563
Maxygen Inc.*	380	2,554
Depomed, Inc.*	775	2,519
Immunomedics, Inc.*	990	2,515
Vital Images, Inc.*	220	2,497
Chindex International, Inc.*	200	2,474
Accelrys, Inc.*	410	2,423
Spectranetics Corp.*	490	2,416
Corvel Corp.*	106	2,414
Medical Action Industries, Inc.*	207	2,370
Ats Medical, Inc.*	720	2,369
Protalix BioTherapeutics, Inc.*	522	2,359
CryoLife, Inc.*	425	2,354
Metabolix, Inc.*	286	2,351
Ensign Group, Inc.	165	2,348
BMP Sunstone Corp.*	485	2,299
Array Biopharma, Inc.*	725	2,276
Bovie Medical Corp.*	260	2,265
I-Flow Corp.*	325	2,255
Endologix, Inc.*	670	2,238
Santarus, Inc.*	790	2,228
Enzo Biochem, Inc.*	495	2,193

		Market
	Shares	Value

Assisted Living Concepts, Inc. — Class A*	150	$2,183
Micrus Endovascular Corp.*	240	2,170
Skilled Healthcare Group, Inc. — Class A*	285	2,138
Electro-Optical Sciences, Inc.*	270	2,103
Ariad Pharmaceuticals, Inc.*	1,322	2,102
ISTA Pharmaceuticals, Inc.*	500	2,100
Progenics Pharmaceuticals, Inc.*	406	2,091
Poniard Pharmaceuticals, Inc.*	350	2,090
America Service Group, Inc.*	130	2,089
NxStage Medical, Inc.*	350	2,065
AVANIR Pharmaceuticals, Inc. — Class A*	920	2,042
Rochester Medical Corp.*	150	2,010
Vascular Solutions, Inc.*	250	1,955
HeartWare International, Inc.*	70	1,954
BioMimetic Therapeutics, Inc.*	210	1,940
TomoTherapy, Inc.*	700	1,925
Idera Pharmaceuticals, Inc.*	328	1,922
Dyax Corp.*	893	1,911
Neurocrine Biosciences, Inc.*	590	1,906
Insmed, Inc.*	1,900	1,900
Obagi Medical Products, Inc.*	260	1,895
Nabi Biopharmaceuticals*	776	1,878
Discovery Laboratories, Inc.*	1,821	1,876
Clinical Data, Inc.*	170	1,873
Hansen Medical, Inc.*	376	1,857
Cytokinetics, Inc.*	656	1,856
AVI BioPharma, Inc.*	1,170	1,849
KV Pharmaceutical Co.*	574	1,843
Cambrex Corp.*	444	1,829
American Dental Partners, Inc.*	200	1,814
SuperGen, Inc.*	900	1,809
MAKO Surgical Corp.*	200	1,804
ALLION HEALTHCARE, Inc.*	300	1,785
Providence Service Corp.*	160	1,752
Young Innovations, Inc.	80	1,743
Exactech, Inc.*	120	1,740
OraSure Technologies, Inc.*	700	1,729
Cutera, Inc.*	200	1,724
Merge Healthcare, Inc.*	390	1,677
Clarient, Inc.*	450	1,674
Myriad Pharmaceuticals, Inc.*	355	1,651

 16

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Rockwell Medical Technologies, Inc.*	210	$1,586
Transcend Services, Inc.*	100	1,585
Infinity Pharmaceuticals, Inc.*	270	1,577
Stereotaxis, Inc.*	400	1,552
Curis, Inc.*	970	1,542
Orexigen Therapeutics, Inc.*	300	1,539
Aspect Medical Systems, Inc.*	260	1,537
Capital Senior Living Corp.*	336	1,529
Idenix Pharmaceuticals, Inc.*	415	1,527
Chelsea Therapeutics International, Inc.*	360	1,516
Lexicon Genetics, Inc.*	1,205	1,494
Alphatec Holdings, Inc.*	445	1,477
Allied Healthcare International, Inc.*	680	1,476
AMICAS, Inc.*	530	1,473
MAP Pharmaceuticals, Inc.*	120	1,466
Cytori Therapeutics, Inc.*	405	1,462
Harvard Bioscience, Inc.*	370	1,462
Health Grades, Inc.*	360	1,408
SCICLONE PHARMACEUTICALS*	540	1,382
Vical, Inc.*	500	1,355
Molecular Insight Pharmaceuticals, Inc.*	260	1,344
Utah Medical Products, Inc.	50	1,336
ARYx Therapeutics, Inc.*	320	1,322
OncoGenex Pharmaceutical, Inc.*	60	1,313
BioCryst Pharmaceuticals, Inc.*	320	1,290
TranS1, Inc.*	202	1,258
Adolor Corp.*	703	1,237
Metropolitan Health Networks, Inc.*	610	1,226
Delcath Systems, Inc.*	340	1,217
Biospecifics Technologies Corp.*	50	1,192
Cardiac Science Corp.*	296	1,190
Biodel, Inc.*	230	1,187
NovaMed, Inc.*	300	1,185
Nighthawk Radiology Holdings, Inc.*	320	1,184
Celldex Therapeutics, Inc.*	150	1,173
Cynosure, Inc.*	150	1,148
Sunrise Senior Living, Inc.*	688	1,135
Home Diagnostics, Inc.*	180	1,105
Cornerstone Therapeutics, Inc.*	100	1,098

		Market
	Shares	Value

Cardium Therapeutics, Inc.*	590	$1,092
Cardiovascular Systems, Inc.*	140	1,079
Hi-Tech Pharmacal Co., Inc.*	120	1,068
LCA-Vision, Inc.*	250	1,055
Lannet Co., Inc.*	150	1,028
Akorn, Inc.*	856	1,027
Opko Health, Inc.*	580	1,027
Continucare Corp.*	440	1,025
Repros Therapeutics, Inc.*	140	1,007
RadNet, Inc.*	440	990
Life Sciences Research, Inc.*	138	989
Sucampo Pharmaceuticals, Inc. — Class A*	156	963
Javelin Pharmaceuticals, Inc.*	760	935
BioDelivery Sciences International, Inc.*	140	934
Virtual Radiologic Corp.*	100	903
NeurogesX, Inc.*	160	902
OXiGENE, Inc.*	410	894
MedQuist, Inc.	140	851
Nanosphere, Inc.*	160	786
Matrixx Initiatives, Inc.*	140	783
EnteroMedics, Inc.*	230	766
MiddleBrook Pharmaceuticals, Inc.*	545	736
Acura Pharmaceuticals, Inc.*	120	718
National Research Corp.	25	610
American Caresource
Holdings, Inc.*	160	598
Synta Pharmaceuticals Corp.*	250	578
Caraco Pharm Labs, Inc.*	160	491

Total Health Care		1,709,874

CONSUMER DISCRETIONARY 8.7%
Bally Technologies, Inc.*	830	24,834
Tupperware Brands Corp.	950	24,719
The Warnaco Group, Inc.*	690	22,356
Tractor Supply Co.*	535	22,106
Carter’s, Inc.*	860	21,165
Corinthian Colleges, Inc.*	1,210	20,485
J. Crew Group, Inc.*	755	20,400
Jack in the Box, Inc.*	866	19,442
Rent-A-Center, Inc.*	995	17,741
Fossil, Inc.*	710	17,097
Wolverine World Wide, Inc.	745	16,435
Cheesecake Factory, Inc.*	913	15,795
Gymboree Corp.*	438	15,540
Men’s Wearhouse, Inc.	788	15,114
Tempur-Pedic International, Inc.	1,140	14,900
Polaris Industries, Inc.	460	14,775

 17

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Sotheby’s	1,020	$14,392
Matthews International Corp. — Class A	460	14,315
Deckers Outdoor Corp.*	201	14,124
Collective Brands, Inc.*	965	14,060
Jones Apparel Group, Inc.	1,300	13,949
Iconix Brand Group, Inc.*	906	13,934
Bob Evans Farms, Inc.	466	13,393
Capella Education Co.*	216	12,949
Buckle, Inc.	385	12,231
Coinstar, Inc.*	457	12,202
Life Time Fitness, Inc.*	608	12,166
Pool Corp.	731	12,105
Eastman Kodak Co.	4,060	12,018
Vail Resorts, Inc.*	446	11,962
Regis Corp.	666	11,595
P.F. Chang’s China Bistro, Inc.*	359	11,510
American Public Education, Inc.*	283	11,210
Under Armour, Inc.*	499	11,168
Ryland Group, Inc.	648	10,886
CEC Entertainment, Inc.*	350	10,318
Orient-Express Hotels Ltd. — Class A	1,170	9,933
Jos. A. Bank Clothiers, Inc.*	281	9,683
99 Cents Only Stores*	710	9,642
Dress Barn, Inc.*	667	9,538
Cracker Barrel Old Country Store, Inc.	340	9,486
Children’s Place Retail Stores, Inc.*	355	9,383
Group 1 Automotive, Inc.	355	9,237
Sonic Corp.*	916	9,187
Meritage Homes Corp.*	480	9,053
Sally Beauty Holdings, Inc.*	1,415	8,999
Buffalo Wild Wings, Inc.*	274	8,910
Cooper Tire & Rubber Co.	885	8,779
Timberland Co. — Class A*	660	8,758
National CineMedia, Inc.	635	8,738
DineEquity, Inc.	274	8,546
Pinnacle Entertainment, Inc.*	910	8,454
True Religion Apparel, Inc.*	376	8,385
Texas Roadhouse, Inc.*	757	8,259
Blue Nile, Inc.*	190	8,168
Jo-Ann Stores, Inc.*	395	8,165
Papa John’s International, Inc.*	325	8,057
Lululemon Athletica, Inc.*	616	8,026
Saks, Inc.*	1,800	7,974
Unifirst Corp.	210	7,806
K12 Inc.*	360	7,758

		Market
	Shares	Value

Fred’s, Inc.	613	$7,724
Hibbett Sports Inc.*	428	7,704
Tenneco, Inc.*	718	7,611
Cabela’s, Inc. — Class A*	610	7,503
Helen of Troy Ltd.*	446	7,488
PEP Boys-Manny Moe & Jack	735	7,453
Ameristar Casinos, Inc.	385	7,327
OfficeMax Inc.	1,160	7,285
Cato Corp. — Class A	416	7,255
Dillard’s, Inc. — Class A	780	7,176
AnnTaylor Stores Corp.*	890	7,102
American Greetings Corp. — Class A	600	7,008
NutriSystem, Inc.	470	6,815
Scholastic Corp.	340	6,729
Steiner Leisure Ltd.*	220	6,717
Gaylord Entertainment Co.*	520	6,609
Charming Shoppes, Inc.*	1,745	6,491
Stage Stores, Inc.	583	6,471
Arbitron, Inc.	400	6,356
HSN, Inc.*	600	6,342
Monro Muffler Brake, Inc.	245	6,299
CKE Restaurants, Inc.	740	6,275
CKX, Inc.*	875	6,204
Live Nation, Inc.*	1,270	6,172
Steven Madden, Ltd.*	240	6,108
Stewart Enterprises, Inc. — Class A	1,220	5,880
Brunswick Corp.	1,340	5,789
Dolan Media Co.*	450	5,755
Citi Trends, Inc.*	220	5,694
Interval Leisure Group, Inc.*	600	5,592
Ascent Media Corp. — Class A*	210	5,582
Spartan Motors, Inc.	490	5,552
Cinemark Holdings, Inc.	490	5,547
Genesco, Inc.*	290	5,455
Jakks Pacific, Inc.*	419	5,376
National Presto Industries, Inc.	70	5,327
Shuffle Master, Inc.*	805	5,321
Ruby Tuesday, Inc.*	796	5,301
PetMed Express, Inc.*	350	5,260
Columbia Sportswear Co.	170	5,256
Coldwater Creek, Inc.*	866	5,248
Harte-Hanks, Inc.	565	5,226
BJ’s Restaurants, Inc.*	304	5,128
Asbury Automotive Group, Inc.	488	4,997
Callaway Golf Co.	980	4,969

 18

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Superior Industries International, Inc.	352	$4,963
ArvinMeritor, Inc.	1,120	4,917
HOT Topic, Inc.*	668	4,883
Skechers U.S.A., Inc. — Class A*	495	4,836
Pre-Paid Legal Services, Inc.*	110	4,795
Finish Line, Inc. — Class A	640	4,749
Churchill Downs, Inc.	140	4,712
Ulta Salon Cosmetics & Fragrance, Inc.*	415	4,615
Smith & Wesson Holding Corp.*	810	4,601
Brown Shoe Company, Inc.	625	4,525
The Wet Seal, Inc. — Class A*	1,473	4,522
Red Robin Gourmet Burgers, Inc.*	241	4,519
Universal Technical Institute, Inc.*	300	4,479
Valassis Communications, Inc.*	725	4,430
Shutterfly, Inc.*	310	4,324
CROCS, Inc.*	1,265	4,301
Peet’s Coffee & Tea, Inc.*	170	4,284
Domino’s Pizza, Inc.*	560	4,194
Universal Electronics, Inc.*	206	4,155
Liz Claiborne, Inc.	1,440	4,147
World Wrestling Entertainment, Inc.	330	4,145
Charlotte Russe Holding, Inc.*	320	4,122
Grand Canyon Education, Inc.*	244	4,094
Ambassadors Group, Inc.	286	3,938
California Pizza Kitchen, Inc.*	290	3,854
Knology, Inc.*	445	3,840
Fuel Systems Solutions, Inc.*	190	3,836
Ethan Allen Interiors, Inc.	370	3,833
iRobot Corp.*	294	3,816
Core-Mark Holding Company, Inc.*	146	3,805
La-Z-Boy, Inc.	780	3,682
Ticketmaster Entertainment, Inc.*	570	3,659
Sonic Automotive, Inc.	360	3,658
Volcom, Inc.*	292	3,650
Sturm Ruger & Co., Inc.	290	3,608
Big 5 Sporting Goods Corp.	325	3,594
Christopher & Banks Corp.	535	3,590
Quiksilver, Inc.*	1,940	3,589

		Market
	Shares	Value

Bridgepoint Education, Inc.*	210	$3,570
Stein Mart, Inc.*	390	3,455
Drew Industries, Inc.*	280	3,408
Lumber Liquidators, Inc.*	216	3,404
K-Swiss, Inc. — Class A	400	3,400
RC2 Corp.*	256	3,387
Pacific Sunwear of California, Inc.*	1,000	3,370
Maidenform Brands, Inc.*	290	3,326
Winnebago Industries, Inc.	443	3,291
RCN Corp.*	550	3,283
Steak n Shake Co.*	370	3,234
ChinaCast Education Corp.*	450	3,204
Isle of Capri Casinos, Inc.*	236	3,144
Denny’s Corp.*	1,460	3,139
Marcus Corp.	296	3,114
Fuqi International, Inc.*	150	3,106
Standard-Pacific Corp.*	1,530	3,106
America’s Car Mart, Inc.*	150	3,075
Mediacom Communications Corp.*	595	3,040
Lincoln Educational Services Corp.*	145	3,035
Blyth, Inc.	90	2,951
Exide Technologies*	760	2,835
Overstock.com, Inc.*	236	2,823
Speedway Motorsports, Inc.	200	2,752
Jackson Hewitt Tax Service, Inc.	438	2,742
Pier 1 Imports, Inc.*	1,370	2,740
Borders Group, Inc.*	740	2,723
M/I Homes, Inc.*	277	2,712
Krispy Kreme Doughnuts, Inc.*	888	2,664
Movado Group, Inc.	250	2,635
hhgregg, Inc.*	170	2,577
Weyco Group, Inc.	110	2,540
Tween Brands, Inc.*	380	2,538
Cavco Industries, Inc.*	100	2,533
AFC Enterprises, Inc.*	375	2,531
Zumiez, Inc.*	310	2,483
Haverty Furniture Companies, Inc.	271	2,480
Bebe Stores, Inc.	360	2,477
FGX International Holdings Ltd.*	215	2,447
Belo Corp. — Class A	1,345	2,408
O’Charleys, Inc.	259	2,396
drugstore.com, Inc.*	1,315	2,393
Modine Manufacturing Co.	495	2,376
Dorman Products, Inc.*	170	2,351
Lithia Motors, Inc. — Class A	250	2,310

 19

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Rentrak Corp.*	140	$2,300
G-III Apparel Group Ltd.*	200	2,298
Raser Technologies, Inc.*	815	2,282
Kirkland’s, Inc.*	190	2,282
Cherokee, Inc.	115	2,279
Mac-Gray Corp.*	170	2,251
CSS Industries, Inc.	110	2,242
American Axle & Manufacturing Holdings, Inc.	650	2,236
Oxford Industries, Inc.	190	2,213
Midas, Inc.*	210	2,201
Wonder Auto Technology, Inc.*	215	2,178
Skyline Corp.	96	2,088
Talbots, Inc.	370	1,998
Standard Motor Products, Inc.	240	1,985
Multimedia Games, Inc.*	400	1,984
Amerigon, Inc.*	320	1,952
Dana Holding Corp.*	1,515	1,939
Furniture Brands International, Inc.	625	1,894
Conn’s, Inc.*	150	1,875
Hovnanian Enterprises, Inc. — Class A*	791	1,867
Global Sources Ltd.*	250	1,802
Hooker Furniture Corp.	156	1,791
Systemax, Inc.*	150	1,786
American Apparel, Inc.*	490	1,784
DSW, Inc.*	180	1,773
McCormick & Schmick’s Seafood Restaurants, Inc.*	230	1,750
Stanley Furniture Co.	160	1,726
Shoe Carnival, Inc.*	141	1,682
Universal Travel Group*	150	1,678
Tuesday Morning Corp.*	453	1,527
Audiovox Corp. — Class A*	256	1,500
Youbet.com, Inc.*	450	1,485
Stamps.com, Inc.*	170	1,442
Carmike Cinemas, Inc.*	170	1,425
CPI Corp.	80	1,359
Sealy Corp.*	675	1,323
Gaiam, Inc.*	240	1,313
Outdoor Channel Holdings, Inc.*	220	1,298
Benihana, Inc.*	200	1,264
Morgans Hotel Group Co.*	330	1,264
Sinclair Broadcast Group, Inc. — Class A	650	1,261
Luby’s, Inc.*	310	1,259
Zale Corp.*	360	1,238

		Market
	Shares	Value

Learning Tree International, Inc.*	120	$1,236
Martha Stewart Omnimedia, Inc.*	400	1,224
West Marine, Inc.*	220	1,212
Sport Supply Group, Inc.	140	1,203
Princeton Review, Inc.*	222	1,201
Leapfrog Enterprises, Inc.*	524	1,200
Reading International, Inc. — Class A*	260	1,183
Build-A-Bear Workshop, Inc.*	264	1,180
Destination Maternity Corp.*	70	1,168
New York & Company, Inc.*	375	1,159
Fisher Communications, Inc.	90	1,151
Carrols Restaurant Group, Inc.*	170	1,132
Hawk Corp.*	80	1,108
Rex Stores Corp.*	110	1,107
Stoneridge, Inc.*	230	1,106
Ruth’s Chris Steak House*	300	1,101
Beazer Homes USA, Inc.*	595	1,089
Town Sports International Holdings, Inc.*	290	1,087
Steinway Musical Instruments, Inc.*	100	1,071
LodgeNet Interactive Corp.*	310	1,054
Orbitz Worldwide, Inc.*	545	1,036
Monarch Casino & Resort, Inc.*	140	1,022
Perry Ellis International, Inc.*	140	1,019
Red Lion Hotels Corp.*	200	960
Unifi, Inc.*	676	960
Dover Downs Gaming & Entertainment, Inc.	205	953
Landry’s Restaurants, Inc.*	110	946
EW Scripps Co. — Class A	430	899
Frisch’s Restaurants, Inc.	30	886
Great Wolf Resorts, Inc.*	416	849
Kenneth Cole Productions, Inc. — Class A	120	844
Retail Ventures, Inc.*	380	828
Lakes Entertainment, Inc.*	280	815
Playboy Enterprises, Inc. — Class B*	320	803
Books-A-Million, Inc.	110	782
1-800-FLOWERS.com, Inc.*	398	764
Syms Corp.*	100	751
Lin TV Corp. — Class A*	410	689
Nobel Learning Communities, Inc.*	60	688
Value Line, Inc.	20	657

 20

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Journal Communications, Inc. — Class A	620	$651
Caribou Coffee Co., Inc.*	100	642
Brookfield Homes Corp.*	151	604
Lear Corp.*	1,175	588
US Auto Parts Network, Inc.*	150	566
Marine Products Corp.	150	563
Einstein Noah Restaurant Group, Inc.*	65	562
Bluegreen Corp.*	222	559
Primedia, Inc.	250	503
Gander Mountain Co.*	80	480
China Automotive Systems, Inc.*	70	385
NIVS IntelliMedia
Technology Group, Inc.*	120	355
Crown Media Holdings, Inc. — Class A*	165	276

Total Consumer Discretionary		1,465,497

ENERGY 3.0%
Nordic American Tanker Shipping	638	20,301
World Fuel Services Corp.	448	18,471
Arena Resources, Inc.*	575	18,314
Dril-Quip, Inc.*	440	16,764
Bill Barrett Corp.*	575	15,789
Bristow Group, Inc.*	436	12,919
Berry Petroleum Co. — Class A	645	11,991
Penn Virginia Corp.	685	11,213
Key Energy Services, Inc.*	1,870	10,771
Gran Tierra Energy, Inc.*	3,090	10,660
CARBO Ceramics, Inc.	290	9,918
NATCO Group, Inc.*	300	9,876
GulfMark Offshore, Inc.*	345	9,522
Lufkin Industries, Inc.	225	9,461
Atlas America, Inc.	515	9,203
Tetra Technologies, Inc.*	1,140	9,074
USEC, Inc.*	1,695	9,017
Goodrich Petroleum Corp.*	365	8,975
Global Industries Ltd.*	1,510	8,547
Swift Energy Co.*	465	7,742
Contango Oil & Gas Co.*	180	7,648
Parker Drilling Co.*	1,760	7,638
Willbros Group, Inc.*	603	7,544
Hornbeck Offshore Services, Inc.*	345	7,380
General Maritime Corp.	741	7,328
Ship Finance International Ltd.	655	7,225

		Market
	Shares	Value

Carrizo Oil & Gas, Inc.*	416	$7,134
Rosetta Resources, Inc.*	785	6,869
James River Coal Co.*	416	6,294
Patriot Coal Corp.*	970	6,189
Cal Dive International, Inc.*	681	5,877
BPZ Resources, Inc.*	1,172	5,731
McMoRan Exploration Co.*	940	5,602
Complete Production Services, Inc.*	880	5,597
Hercules Offshore*	1,340	5,320
Delta Petroleum Corp.*	2,700	5,211
W&T Offshore, Inc.	520	5,065
Matrix Service Co.*	403	4,626
Brigham Exploration Co.*	1,260	4,397
Golar LNG Ltd.	490	4,189
International Coal Group, Inc.*	1,380	3,947
Stone Energy Corp.*	530	3,933
GMX Resources, Inc.*	368	3,916
DHT Maritime, Inc.	745	3,881
Clean Energy Fuels Corp.*	450	3,874
Newpark Resources, Inc.*	1,340	3,819
Vaalco Energy, Inc.*	882	3,731
RPC, Inc.	430	3,590
Knightsbridge Tankers Ltd.	260	3,546
Petroleum Development Corp.*	226	3,546
ION Geophysical Corp.*	1,360	3,495
Dawson Geophysical Co.*	116	3,463
PHI, Inc.*	200	3,428
Western Refining, Inc.*	480	3,389
Pioneer Drilling Co.*	650	3,114
Gulf Island Fabrication, Inc.	192	3,039
ATP Oil & Gas Corp.*	430	2,993
Oilsands Quest, Inc.*	2,936	2,819
Gulfport Energy Corp.*	404	2,767
Northern Oil And Gas, Inc.*	430	2,739
APCO Argentina, Inc.*	135	2,596
CVR Energy, Inc.*	345	2,529
Crosstex Energy, Inc.	605	2,517
Cheniere Energy, Inc.*	846	2,487
FX Energy, Inc.*	635	2,407
Petroquest Energy, Inc.*	650	2,399
Natural Gas Services Group, Inc.*	180	2,394
Endeavour International Corp.*	1,730	2,353
Basic Energy Services, Inc.*	340	2,322
T-3 Energy Services, Inc. — Class A*	190	2,263
Harvest Natural Resources, Inc.*	496	2,187

 21

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Warren Resources, Inc.*	885	$2,168
Panhandle Oil and Gas, Inc. — Class A	110	2,159
Rex Energy Corp.*	378	2,155
Isramco, Inc.*	20	2,131
Syntroleum Corp.*	960	2,122
Venoco, Inc.*	270	2,071
Allis-Chalmers Energy, Inc.*	895	2,067
Toreador Resources Corp.	305	2,044
Uranium Energy Corp.*	700	2,030
Evergreen Energy Inc.*	1,980	1,940
Zion Oil & Gas, Inc.*	180	1,912
Clayton Williams Energy, Inc.*	90	1,698
Boots & Coots, Inc.*	1,190	1,654
Delek US Holdings, Inc.	190	1,611
Bronco Drilling Company, Inc.*	360	1,541
OYO Geospace Corp.*	60	1,540
Teekay Tankers Ltd.	160	1,486
Bolt Technology Corp.*	130	1,461
ENGlobal Corp.*	280	1,378
Uranerz Energy Corp.*	680	1,278
Superior Well Services, Inc.*	210	1,250
Alon USA Energy, Inc.	120	1,242
Parallel Petroleum Corp.*	633	1,228
Approach Resources, Inc.*	175	1,208
CREDO Petroleum Corp.*	110	1,175
Westmoreland Coal Co.*	145	1,175
Geokinetics, Inc.*	85	1,160
Georesources, Inc.*	106	1,081
Union Drilling, Inc.*	150	993
TGC Industries, Inc.*	200	974
Sulphco, Inc.*	1,029	947
Green Plains Renewable Energy, Inc.*	140	917
Vantage Drilling Co.*	450	788
Cubic Energy, Inc.*	410	443
PrimeEnergy Corp.*	10	358

Total Energy		508,260

MATERIALS 2.6%
Rock-Tenn Co. — Class A	575	21,942
Silgan Holdings, Inc.	410	20,102
Sensient Technologies Corp.	740	16,702
Olin Corp.	1,180	14,030
H.B. Fuller Co.	735	13,803
W.R. Grace & Co.*	1,090	13,483
OM Group, Inc.*	455	13,204
Coeur d’Alene Mines Corp.*	1,035	12,730
Worthington Industries, Inc.	910	11,639

		Market
	Shares	Value

Calgon Carbon Corp.*	831	$11,543
Texas Industries, Inc.	355	11,133
Rockwood Holdings, Inc.*	750	10,980
Domtar Corp.*	630	10,445
NewMarket Corp.	150	10,099
Minerals Technologies, Inc.	280	10,086
Arch Chemicals, Inc.	379	9,320
Hecla Mining Co.*	3,307	8,863
Kaiser Aluminum Corp.	230	8,259
Solutia, Inc.*	1,425	8,208
Koppers Holdings, Inc.	310	8,175
Amcol International Corp.	360	7,769
Balchem Corp.	279	6,841
Schweitzer-Mauduit International, Inc.	230	6,258
Westlake Chemical Corp.	303	6,178
Glatfelter	685	6,097
RTI International Metals, Inc.*	345	6,096
Deltic Timber Corp.	160	5,675
Louisiana-Pacific Corp.*	1,571	5,373
Allied Nevada Gold Corp.*	666	5,368
A. Schulman, Inc.	350	5,289
Brush Engineered Materials, Inc.*	306	5,126
Stepan Co.	105	4,637
Wausau Paper Corp.	655	4,402
Innophos Holdings, Inc.	260	4,391
Clearwater Paper Corp.*	170	4,299
Century Aluminum Co.*	690	4,299
Spartech Corp.	460	4,227
LSB Industries, Inc.*	260	4,204
Haynes International, Inc.*	175	4,148
Zoltek Companies, Inc.*	420	4,082
Myers Industries, Inc.	480	3,994
Zep, Inc.	328	3,952
Horsehead Holding Corp.*	530	3,949
Innospec, Inc.	355	3,816
PolyOne Corp.*	1,395	3,780
Stillwater Mining Co.*	615	3,512
American Vanguard Corp.	300	3,390
Olympic Steel, Inc.	136	3,328
US Gold Corp.*	1,210	3,194
Graphic Packaging Holding Co.*	1,690	3,093
A.M. Castle & Co.	250	3,020
Hawkins, Inc.	130	2,935
GenTek, Inc.*	126	2,814
Landec Corp.*	395	2,682
Buckeye Technologies, Inc.*	590	2,649
Quaker Chemical Corp.	167	2,219
Omnova Solutions, Inc.*	660	2,152

 22

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Headwaters, Inc.*	640	$2,150
General Moly, Inc.*	965	2,142
AEP Industries, Inc.*	80	2,111
Neenah Paper, Inc.	220	1,938
Bway Holding Co.*	110	1,928
Ferro Corp.	678	1,865
Universal Stainless & Alloy*	100	1,627
ShengdaTech, Inc.*	430	1,621
KapStone Paper and Packaging Corp.*	312	1,463
Paramount Gold and Silver Corp.*	960	1,459
United States Lime & Minerals, Inc.*	30	1,273
China Precision Steel, Inc.*	468	1,161
ICO, Inc.*	416	1,132
U S Concrete, Inc.*	500	990
China Green Agriculture, Inc.*	120	971
General Steel Holdings, Inc.*	232	921
Boise, Inc.*	440	757
NL Industries, Inc.	96	708
Sutor Technology Group Ltd.*	115	376

Total Materials		430,577

UTILITIES 2.4%
Piedmont Natural Gas Co.	1,105	26,642
WGL Holdings, Inc.	760	24,335
Nicor, Inc.	686	23,749
New Jersey Resources Corp.	638	23,631
Portland General Electric Co.	1,142	22,246
Cleco Corp.	920	20,626
IDACORP, Inc.	715	18,690
Northwest Natural Gas Co.	400	17,728
South Jersey Industries, Inc.	453	15,805
Southwest Gas Corp.	678	15,058
Avista Corp.	826	14,711
Unisource Energy Corp.	535	14,199
PNM Resources, Inc.	1,305	13,977
Black Hills Corp.	590	13,564
NorthWestern Corp.	545	12,404
Mge Energy, Inc.	345	11,575
Allete, Inc.	400	11,500
CH Energy Group, Inc.	240	11,208
Laclede Group, Inc.	335	11,099
California Water Service Group	300	11,052
UIL Holding Corp.	440	9,878
American States Water Co.	278	9,630
El Paso Electric Co.*	675	9,423

		Market
	Shares	Value

Empire District Electric Co.	521	$8,607
SJW Corp.	200	4,540
Consolidated Water Company, Inc.	216	3,424
Central Vermont Public Service Corp.	184	3,330
Unitil Corp.	160	3,299
Chesapeake Utilities Corp.	96	3,123
Middlesex Water Co.	200	2,890
Connecticut Water Service, Inc.	130	2,820
York Water Co.	170	2,606
Southwest Water Co.	370	2,042
Cadiz, Inc.*	190	1,830
Artesian Resources Corp. — Class A	90	1,434
Pennichuck Corp.	60	1,368
US Geothermal, Inc.*	936	1,329
Florida Public Utilities Co.	90	1,263

Total Utilities		406,635

CONSUMER STAPLES 2.4%
Chattem, Inc.*	293	19,953
Casey’s General Stores, Inc.	768	19,730
United Natural Foods, Inc.*	645	16,931
Ruddick Corp.	645	15,112
Sanderson Farms, Inc.	311	13,995
TreeHouse Foods, Inc.*	475	13,666
Lancaster Colony Corp.	290	12,780
Universal Corp.	375	12,416
Nu Skin Enterprises, Inc.	745	11,398
Winn-Dixie Stores, Inc.*	830	10,408
Fresh Del Monte Produce, Inc.*	620	10,081
Lance, Inc.	416	9,622
Hain Celestial Group, Inc.*	615	9,600
American Italian Pasta Co.*	320	9,325
Central Garden and Pet Co. — Class A*	940	9,259
Bare Escentuals, Inc.*	1,000	8,870
Tootsie Roll Industries, Inc.	366	8,305
Andersons, Inc.	277	8,293
Darling International, Inc.*	1,250	8,250
Vector Group Ltd.	559	7,988
J&J Snack Foods Corp.	206	7,395
WD-40 Co.	250	7,250
Chiquita Brands International, Inc.*	683	7,008
Diamond Foods, Inc.	250	6,975
Smart Balance, Inc.*	945	6,435
Weis Markets, Inc.	173	5,799

 23

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Pantry, Inc.*	340	$5,644
Cal-Maine Foods, Inc.	210	5,242
Nash Finch Co.	190	5,141
Alliance One International, Inc.*	1,345	5,111
American Oriental Bioengineering, Inc.*	940	4,973
American Dairy, Inc.*	116	4,601
Heckmann Corp.*	1,210	4,538
Spartan Stores, Inc.	335	4,157
Pricesmart, Inc.	243	4,070
Boston Beer Company, Inc. — Class A*	130	3,847
Seneca Foods Corp. — Class A*	100	3,342
Coca-Cola Bottling Company Consolidated	60	3,308
Elizabeth Arden, Inc.*	366	3,195
Prestige Brands Holdings, Inc. — Class A*	511	3,143
Zhongpin, Inc.*	300	3,108
Calavo Growers, Inc.	156	3,093
Synutra International, Inc.*	266	2,926
Ingles Markets, Inc. — Class A	190	2,896
Village Super Market	90	2,678
USANA Health Sciences, Inc.*	90	2,676
AgFeed Industries, Inc.*	424	2,514
Arden Group, Inc.	20	2,502
B&G Foods, Inc.	280	2,355
Medifast, Inc.*	200	2,292
Farmer Brothers Co.	100	2,288
Imperial Sugar Company, Inc.	185	2,240
Great Atlantic & Pacific Tea Company, Inc*	510	2,168
China Sky One Medical, Inc.*	160	2,157
Nutraceutical International Corp.*	170	1,766
National Beverage Corp.*	156	1,661
Revlon, Inc.*	300	1,632
Inter Parfums, Inc.	217	1,593
Griffin Land & Nurseries, Inc.	50	1,564
Alico, Inc.	50	1,501
Orchids Paper Products Co.*	70	1,439
Susser Holdings Corp.*	120	1,343
Overhill Farms, Inc.*	240	1,265
Diedrich Coffee, Inc.*	50	1,189
Oil-Dri Corp. of America	80	1,188
China-Biotics, Inc.*	110	1,186
HQ Sustainable Maritime Industries, Inc.*	126	1,153

		Market
	Shares	Value

Female Health Co.*	240	$1,152
Omega Protein Corp.*	280	1,137
Star Scientific, Inc.*	1,155	1,028
Zapata Corp.*	140	953
Lifeway Foods, Inc.*	70	903
Schiff Nutrition International, Inc.*	168	855
Mannatech, Inc.	237	782

Total Consumer Staples		398,339

TELECOMMUNICATION SERVICES 0.9%
Syniverse Holdings, Inc.*	1,040	16,671
Neutral Tandem, Inc.*	499	14,731
Centennial Communications Corp.*	1,290	10,784
Premiere Global Services, Inc.*	923	10,005
Cincinnati Bell, Inc.*	3,260	9,258
NTELOS Holdings Corp.	460	8,473
Shenandoah Telecommunications Co.	364	7,386
AboveNet, Inc.*	90	7,288
Iowa Telecommunications Services, Inc.	495	6,192
Atlantic Tele-Network, Inc.	140	5,501
Cogent Communications Group, Inc.*	670	5,461
Cbeyond, Inc.*	350	5,023
PAETEC Holding Corp.*	1,860	5,022
Alaska Communications Systems Group, Inc.	668	4,890
General Communication, Inc. — Class A*	640	4,435
USA Mobility, Inc.	340	4,338
Global Crossing Ltd*	444	4,076
Consolidated Communications Holdings, Inc.	345	4,040
iPCS, Inc. — Class A*	260	3,890
Virgin Mobile USA, Inc. — Class A*	576	2,316
SureWest Communications*	220	2,303
D&E Communications, Inc.	220	2,251
HickoryTech Corp.	200	1,536
inContact, Inc.*	410	1,123
Fibernet Telecom Group, Inc.*	90	1,118
Fairpoint Communications, Inc.	1,355	813

 24

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Ibasis, Inc.*	420	$550

Total Telecommunication Services		149,474

Total Common Stocks
(Cost $9,978,162)		11,326,888

RIGHTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Sealy Corp.*	705	1,495

Total Consumer Discretionary		1,495

Total Rights
(Cost $0)		1,495

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Krispy Kreme Doughnuts, Inc.	250	10

Total Consumer Discretionary		10

Total Warrants
(Cost $0)		10

	Face
	Amount

REPURCHASE AGREEMENTS † 33.8%
Mizuho Financial Group, Inc. issued 06/30/09 at 0.01% due 07/01/09	2,282,583	2,282,583
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09	1,525,809	1,525,809
HSBC Group issued 06/30/09 at 0.01% due 07/01/09	1,067,982	1,067,982
Morgan Stanley issued 06/30/09 at 0.00% due 07/01/09	818,787	818,787

Total Repurchase Agreements
(Cost $5,695,161)		5,695,161

Total Investments 101.1%
(Cost $15,673,323)		$17,023,554

Liabilities in Excess of Other Assets – (1.1)%		$(193,058)

Net Assets – 100.0%		$16,830,496

		Unrealized
	Contracts	(Loss)

Futures Contracts Purchased
September 2009 Russell 2000 Index Mini Futures Contracts
(Aggregate Market Value of Contracts $2,330,360)	46	(11,390)

	Units

Equity Index Swap Agreements Purchased
Credit Suisse Capital, LLC September 2009 Russell 2000 Index Swap, Terminating 09/25/09††
(Notional Market Value of Contracts $6,100,624)	12,002	(20,123)
Goldman Sachs International July 2009 Russell 2000 Index Swap, Terminating 07/08/09††
(Notional Market Value of Contracts $5,475,339)	10,772	(157,141)

(Total Notional Market Value of Contracts $11,575,964)		$(177,264)

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	Total Return based on Russell 2000 Index +/- financing at a variable rate.

 25

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

COMMON STOCKS 61.5%

INFORMATION TECHNOLOGY 12.1%
Palm, Inc.*	1,602	$26,545
3Com Corp.*	4,510	21,242
VistaPrint Ltd.*	490	20,898
Solera Holdings, Inc.*	807	20,498
Jack Henry & Associates, Inc.	982	20,376
Polycom, Inc.*	980	19,865
Skyworks Solutions, Inc.*	1,955	19,120
Data Domain, Inc.*	555	18,509
Arris Group, Inc.*	1,442	17,535
Informatica Corp.*	1,010	17,362
Digital River, Inc.*	439	15,944
Parametric Technology Corp.*	1,349	15,770
Synaptics, Inc.*	403	15,576
CACI International, Inc. — Class A*	350	14,948
Riverbed Technology, Inc.*	639	14,818
TIBCO Software, Inc.*	2,042	14,641
Perot Systems Corp. — Class A*	1,016	14,559
Tessera Technologies, Inc.*	569	14,390
Concur Technologies, Inc.*	460	14,297
ADTRAN, Inc.	640	13,741
Atheros Communications, Inc.*	710	13,660
Anixter International, Inc.*	350	13,156
Tekelec*	771	12,976
Microsemi Corp.*	937	12,931
TiVo, Inc.*	1,220	12,786
InterDigital, Inc./PA*	510	12,464
Cybersource Corp.*	800	12,240
j2 Global Communications, Inc.*	521	11,754
RF Micro Devices, Inc.*	3,086	11,603
Wright Express Corp.*	450	11,461
Semtech Corp.*	708	11,264
Starent Networks Corp.*	461	11,253
Euronet Worldwide, Inc.*	573	11,110
Benchmark Electronics, Inc.*	760	10,944
Mantech International Corp. — Class A*	251	10,803
Plantronics, Inc.	569	10,760
Blackboard, Inc.*	371	10,707
Rackspace Hosting*	772	10,700
Comtech Telecommunications Corp.*	334	10,648
ValueClick, Inc.*	1,010	10,625

		Market
	Shares	Value

Gartner, Inc. — Class A*	695	$10,606
Quest Software, Inc.*	759	10,580
Cymer, Inc.*	348	10,346
Ariba, Inc.*	1,021	10,047
FEI Co.*	437	10,007
Omniture, Inc.*	786	9,872
Formfactor, Inc.*	571	9,844
Progress Software Corp.*	460	9,738
Emulex Corp.*	970	9,487
Plexus Corp.*	459	9,391
Intermec, Inc.*	722	9,314
Websense, Inc.*	520	9,277
Triquint Semiconductor, Inc.*	1,719	9,128
EarthLink, Inc.*	1,230	9,114
Wind River Systems, Inc.*	793	9,088
Infinera Corp.*	980	8,947
ADC Telecommunications, Inc.*	1,120	8,915
Lawson Software, Inc.*	1,596	8,906
Fair Isaac Corp.	573	8,859
Take-Two Interactive Software, Inc.	926	8,769
Monolithic Power Systems, Inc.*	390	8,740
SRA International, Inc. — Class A*	494	8,675
Hittite Microwave Corp.*	248	8,618
MAXIMUS, Inc.	200	8,250
MercadoLibre, Inc.*	298	8,010
Commvault Systems, Inc.*	480	7,958
Blackbaud, Inc.	510	7,930
Scansource, Inc.*	314	7,699
ViaSat, Inc.*	300	7,692
Blue Coat Systems, Inc.*	465	7,691
Cabot Microelectronics Corp.*	270	7,638
Netlogic Microsystems, Inc.*	206	7,511
DealerTrack Holdings, Inc.*	440	7,480
MKS Instruments, Inc.*	567	7,479
Avocent Corp.*	516	7,203
Cavium Networks, Inc.*	425	7,144
Checkpoint Systems, Inc.*	450	7,061
Sycamore Networks, Inc.*	2,241	7,014
Acxiom Corp.	794	7,011
SPSS, Inc.*	210	7,008
Ultimate Software Group, Inc.*	280	6,787
Rofin-Sinar Technologies, Inc.*	337	6,743
L-1 Identity Solutions, Inc.*	871	6,742
STEC, Inc.*	290	6,725
Black Box Corp.	200	6,694

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Power Integrations, Inc.	280	$6,661
Taleo Corp.*	360	6,577
Harmonic, Inc.*	1,114	6,561
Zoran Corp.*	598	6,518
Unisys Corp.*	4,310	6,508
Cognex Corp.	459	6,486
United Online, Inc.	974	6,341
VeriFone Holdings, Inc.*	837	6,286
Applied Micro Circuits Corp.*	773	6,284
Sapient Corp.*	980	6,164
Aruba Networks, Inc.*	693	6,057
Electronics for Imaging, Inc.*	568	6,055
Mentor Graphics Corp.*	1,105	6,044
OmniVision Technologies, Inc.*	580	6,026
Amkor Technology, Inc.*	1,270	6,007
Net 1 UEPS Technologies, Inc.*	440	5,980
AsiaInfo Holdings, Inc.*	340	5,851
Diodes, Inc.*	374	5,849
Advent Software, Inc.*	178	5,837
EPIQ Systems, Inc.*	380	5,833
Netgear, Inc.*	400	5,764
TeleTech Holdings, Inc.*	380	5,757
ACI Worldwide, Inc.*	409	5,710
THQ, Inc.*	793	5,678
Tyler Technologies, Inc.*	360	5,623
ATMI, Inc.*	360	5,591
Art Technology Group, Inc.*	1,470	5,586
Constant Contact, Inc.*	280	5,555
MicroStrategy, Inc. — Class A*	110	5,524
SYNNEX Corp.*	221	5,523
CSG Systems International, Inc.*	415	5,495
DTS, Inc. — Class A*	200	5,414
Cogent, Inc.*	500	5,365
TNS, Inc.*	286	5,363
Standard Microsystems Corp.*	260	5,317
Park Electrochemical Corp.	243	5,232
Coherent, Inc.*	250	5,170
Insight Enterprises, Inc.*	530	5,120
Sigma Designs, Inc.*	311	4,988
Littelfuse, Inc.*	249	4,970
Manhattan Associates, Inc.*	270	4,919
SAVVIS, Inc.*	420	4,813
Syntel, Inc.	153	4,810
JDA Software Group, Inc.*	308	4,608
Acme Packet, Inc.*	452	4,574
Netezza Corp.*	547	4,551

		Market
	Shares	Value

Pegasystems, Inc.	170	$4,485
Harris Stratex Networks, Inc. — Class A*	690	4,471
Avid Technology, Inc.*	330	4,425
Forrester Research, Inc.*	177	4,345
Veeco Instruments, Inc.*	370	4,288
S1 Corp.*	621	4,285
Heartland Payment Systems, Inc.	436	4,173
GSI Commerce, Inc.*	291	4,147
MTS Systems Corp.	200	4,130
ShoreTel, Inc.*	512	4,096
SuccessFactors, Inc.*	435	3,993
NIC, Inc.	586	3,967
TTM Technologies, Inc.*	498	3,964
3PAR, Inc.*	318	3,943
Move, Inc.*	1,800	3,888
Micrel, Inc.	530	3,880
Sonus Networks, Inc.*	2,401	3,866
Vocus, Inc.*	195	3,853
DG FastChannel, Inc.*	210	3,843
Adaptec, Inc.*	1,425	3,776
EMS Technologies, Inc.*	180	3,762
OSI SYSTEMS INC*	180	3,753
Global Cash Access Holdings, Inc.*	471	3,749
ArcSight, Inc.*	210	3,732
Bankrate, Inc.*	146	3,685
Brightpoint, Inc.*	585	3,668
Vignette Corp.*	278	3,656
Rogers Corp.*	179	3,621
ModusLink Global Solutions, Inc.*	526	3,608
Entegris, Inc.*	1,321	3,593
Terremark Worldwide, Inc.*	620	3,584
Maxwell Technologies, Inc.*	256	3,540
Electro Scientific Industries, Inc.*	316	3,533
MSC.Software Corp.*	530	3,530
SonicWALL, Inc.*	635	3,480
Volterra Semiconductor Corp.*	260	3,416
Cirrus Logic, Inc.*	758	3,411
Advanced Energy Industries, Inc.*	376	3,380
Cass Information Systems, Inc.	103	3,372
Universal Display Corp.*	344	3,364
Brooks Automation, Inc.*	750	3,360
Ultratech, Inc.*	270	3,324
comScore, Inc.*	249	3,317
Echelon Corp.*	385	3,265

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Smith Micro Software, Inc.*	330	$3,241
Sourcefire, Inc.*	260	3,221
Actel Corp.*	299	3,208
TeleCommunication Systems, Inc. — Class A*	446	3,171
Supertex, Inc.*	126	3,164
Cray, Inc.*	401	3,160
Novatel Wireless, Inc.*	350	3,157
Technitrol, Inc.	481	3,112
Anadigics, Inc.*	739	3,096
Loral Space & Communications, Inc.*	120	3,090
Faro Technologies, Inc.*	198	3,075
Methode Electronics, Inc. — Class A	437	3,068
Daktronics, Inc.	393	3,026
Kenexa Corp. — Class A*	260	3,008
Anaren, Inc.*	170	3,006
Compellent Technologies, Inc.*	197	3,004
Seachange International, Inc.*	373	2,995
IPG Photonics Corp.*	270	2,962
Symmetricom, Inc.*	512	2,954
RightNow Technologies, Inc.*	250	2,950
Exar Corp.*	410	2,948
SiRF Technology Holdings, Inc.*	686	2,922
Epicor Software Corp.*	550	2,915
Internet Capital Group, Inc.*	431	2,901
RealNetworks, Inc.*	970	2,900
Kopin Corp.*	790	2,899
China Security & Surveillance Technology, Inc.*	378	2,850
IXYS Corp.	280	2,834
Digi International, Inc.*	290	2,828
Switch & Data Facilities Company, Inc.*	240	2,815
The Knot, Inc.*	350	2,758
InfoSpace, Inc.*	413	2,738
Oplink Communications, Inc.*	240	2,736
Netscout Systems, Inc.*	290	2,720
Synchronoss Technologies, Inc.*	220	2,699
Imation Corp.	350	2,664
Comverge, Inc.*	220	2,662
Radiant Systems, Inc.*	320	2,656
Stratasys, Inc.*	238	2,616
Bottomline Technologies, Inc.*	287	2,586
CTS Corp.	386	2,528

		Market
	Shares	Value

Lattice Semiconductor Corp.*	1,339	$2,517
Ebix, Inc.*	80	2,506
Ixia*	370	2,494
Actuate Corp.*	520	2,486
Powerwave Technologies, Inc.*	1,543	2,484
Ciber, Inc.*	801	2,483
i2 Technologies, Inc.*	194	2,435
Radisys Corp.*	270	2,433
Kulicke & Soffa Industries, Inc.*	708	2,428
Pericom Semiconductor Corp.*	287	2,417
Newport Corp.*	416	2,409
Cohu, Inc.	268	2,407
Mercury Computer Systems, Inc.*	260	2,405
Multi-Fineline Electronix, Inc.*	110	2,354
Symyx Technologies, Inc.*	396	2,317
infoGROUP, Inc.*	405	2,313
NCI, Inc.*	76	2,312
SolarWinds, Inc.*	140	2,309
Perficient, Inc.*	330	2,307
Advanced Analogic Technologies, Inc.*	502	2,304
Intevac, Inc.*	262	2,282
Internet Brands, Inc. — Class A*	324	2,268
Vasco Data Security International*	307	2,244
NetSuite, Inc.*	190	2,244
NVE Corp.*	46	2,236
Hughes Communications, Inc.*	97	2,215
Openwave Systems, Inc.*	970	2,173
Utstarcom, Inc.*	1,323	2,156
Rubicon Technology, Inc.*	150	2,142
BigBand Networks, Inc.*	406	2,099
Extreme Networks, Inc.*	1,033	2,066
DivX, Inc.*	376	2,064
Internap Network Services Corp.*	590	2,059
Super Micro Computer, Inc.*	268	2,053
Quantum Corp.*	2,448	2,032
DemandTec, Inc.*	230	2,024
Silicon Image, Inc.*	870	2,001
Ceva, Inc.*	230	1,996
Electro Rent Corp.	210	1,993
Rudolph Technologies, Inc.*	360	1,987
Photronics, Inc.*	487	1,972
ExlService Holdings, Inc.*	174	1,951

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Bel Fuse, Inc. — Class B	120	$1,925
Rosetta Stone, Inc.*	70	1,921
LivePerson, Inc.*	480	1,920
FalconStor Software, Inc.*	400	1,900
Online Resources Corp.*	300	1,872
Airvana, Inc.*	292	1,860
Interactive Intelligence, Inc.*	150	1,839
Rimage Corp.*	110	1,827
PROS Holdings, Inc.*	224	1,819
LoopNet, Inc.*	230	1,783
Globecomm Systems, Inc.*	245	1,762
Ness Technologies, Inc.*	450	1,760
DSP Group, Inc.*	260	1,758
Web.com Group, Inc.*	310	1,745
iGate Corp.	263	1,741
Silicon Storage Technology, Inc.*	931	1,741
SumTotal Systems, Inc.*	360	1,732
Cogo Group, Inc.*	289	1,725
Double-Take Software, Inc.*	198	1,713
MoneyGram International, Inc.*	960	1,709
Monotype Imaging Holdings, Inc.*	248	1,689
Liquidity Services Inc.*	170	1,676
Integral Systems, Inc.*	201	1,672
Limelight Networks Inc.*	377	1,659
Immersion Corp.*	326	1,610
Silicon Graphics International Corp.*	350	1,589
MIPS Technology, Inc.*	525	1,575
Tier Technologies, Inc. — Class B*	200	1,536
Techwell, Inc.*	180	1,530
American Software, Inc. - Class A	260	1,498
PLX Technology, Inc.*	386	1,455
Network Equipment Technologies, Inc.*	340	1,448
Microtune, Inc.*	610	1,427
Entropic Communications, Inc.*	608	1,368
ActivIdentity Corp.*	530	1,341
Opnet Technologies, Inc.	146	1,337
Spectrum Control, Inc.*	150	1,320
OpenTV Corp.*	990	1,307
GSE Systems, Inc.*	190	1,283
Isilon Systems, Inc.*	300	1,272
Chordiant Software, Inc.*	350	1,271
Trident Microsystems, Inc.*	730	1,270
White Electronics Designs Corp.*	270	1,250

		Market
	Shares	Value

Lionbridge Technologies, Inc.*	670	$1,233
Semitool, Inc.*	260	1,201
Measurement Specialties, Inc.*	170	1,199
Virtusa Corp.*	148	1,188
support.com, Inc.*	544	1,186
PC-Tel, Inc.*	220	1,177
Startek, Inc.*	140	1,123
Saba Software, Inc.*	290	1,117
Zix Corp.*	740	1,110
Emcore Corp.*	880	1,109
Pervasive Software, Inc.*	180	1,096
Innodata Isogen, Inc.*	250	1,095
KVH Industries, Inc.*	160	1,093
Keynote Systems, Inc.*	140	1,070
Intellon Corp.*	250	1,063
Hackett Group, Inc.*	453	1,055
Entrust, Inc.*	580	1,050
Parkervision, Inc.*	342	1,047
Computer Task Group, Inc.*	170	1,037
Dynamics Research Corp.*	100	1,001
Smart Modular Technologies WWH, Inc.*	430	976
Ipass, Inc.*	590	944
Unica Corp.*	170	932
SRS Labs, Inc.*	140	931
Phoenix Technologies, Ltd.*	340	921
OpenTable, Inc.*	30	905
China Information Security Technology, Inc.*	308	881
Virage Logic Corp.*	190	855
Callidus Software, Inc.*	300	855
Information Services Group, Inc.*	280	843
Agilysys, Inc.	180	842
Dice Holdings, Inc.*	180	837
GSI Technology, Inc.*	210	811
Zygo Corp., Inc.*	170	792
PC Mall, Inc.*	116	784
CPI International, Inc.*	90	782
ICx Technologies, Inc.*	130	780
Marchex, Inc.	230	775
DDi Corp.*	170	770
MEMSIC, Inc.*	180	763
Renaissance Learning, Inc.	80	737
Opnext, Inc.*	324	693
Communications Systems, Inc.	70	686
Travelzoo, Inc.*	60	657
Deltek, Inc.*	150	651
RAE Systems, Inc.*	470	649

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

eLoyalty Corp.*	80	$630
Imergent, Inc.	90	630
ePlus, Inc.*	40	583
PC Connection, Inc.*	110	578
PAR Technology Corp.*	90	575
TechTarget, Inc.*	130	520
QAD, Inc.	148	481
China TransInfo Technology Corp.*	100	468
X-Rite, Inc.*	300	450

Total Information Technology		1,721,555

FINANCIALS 12.0%
Knight Capital Group, Inc. — Class A*	1,076	18,346
Highwoods Properties, Inc.	818	18,299
ProAssurance Corp.*	392	18,114
MFA Mortgage Investments, Inc.	2,589	17,916
IPC Holdings Ltd.	653	17,853
Platinum Underwriters Holdings Ltd.	600	17,154
Westamerica Bancorporation	344	17,066
FirstMerit Corp.	955	16,216
Prosperity Bancshares, Inc.	541	16,138
National Retail Properties, Inc.	929	16,118
Stifel Financial Corp.*	323	15,533
Washington Real Estate Investment Trust	682	15,256
Omega Healthcare Investors, Inc.	960	14,899
NewAlliance Bancshares, Inc.	1,240	14,260
UMB Financial Corp.	374	14,216
Tanger Factory Outlet Centers, Inc.	429	13,912
American Campus Communities, Inc.	608	13,485
Redwood Trust, Inc.	903	13,328
Montpelier Re Holdings Ltd.	996	13,237
Home Properties, Inc.	382	13,026
Trustmark Corp.	666	12,867
First Financial Bankshares, Inc.	240	12,086
Mid-America Apartment Communities, Inc.	326	11,967
Hatteras Financial Corp.	418	11,951
Tower Group, Inc.	475	11,770
KBW, Inc.*	408	11,734
Healthcare Realty Trust, Inc.	694	11,680
BioMed Realty Trust, Inc.	1,140	11,662

		Market
	Shares	Value

PHH Corp.*	633	$11,508
Potlatch Corp.	463	11,246
Signature Bank*	408	11,065
Glacier Bancorp, Inc.	717	10,590
SVB Financial Group*	384	10,452
Piper Jaffray Companies, Inc.*	233	10,175
Argo Group International
Holdings Ltd.*	356	10,046
Apollo Investment Corp.	1,662	9,972
Max Capital Group Ltd.	540	9,968
RLI Corp.	220	9,856
Delphi Financial Group, Inc. — Class A	496	9,637
Eastgroup Properties, Inc.	290	9,576
Capstead Mortgage Corp.	737	9,367
Zenith National Insurance Corp.	426	9,261
PrivateBancorp, Inc.	415	9,230
Ares Capital Corp.	1,132	9,124
Franklin Street Properties Corp., Inc.	688	9,116
Hancock Holding Co.	280	9,097
Equity Lifestyle Properties, Inc.	243	9,035
Assured Guaranty Ltd.	714	8,839
PS Business Parks, Inc.	182	8,816
NBT Bancorp, Inc.	400	8,684
Kilroy Realty Corp.	420	8,627
United Bankshares, Inc.	440	8,598
Astoria Financial Corp.	1,000	8,580
Anworth Mortgage Asset Corp.	1,182	8,522
Extra Space Storage, Inc.	1,013	8,459
Entertainment Properties Trust	407	8,384
DCT Industrial Trust, Inc.	2,048	8,356
American Capital Ltd.	2,510	8,057
National Health Investors, Inc.	300	8,013
Cash America International, Inc.	340	7,953
DiamondRock Hospitality Co.	1,261	7,894
Developers Diversified Realty Corp.	1,600	7,808
Selective Insurance Group, Inc.	609	7,777
LaSalle Hotel Properties	623	7,688
optionsXpress Holdings, Inc.	490	7,610
Old National Bancorp	773	7,591
IBERIABANK Corp.	192	7,567
Park National Corp.	130	7,342

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Employers Holdings, Inc.	540	$7,317
Allied Capital Corp.	2,080	7,238
E*Trade Financial Corp.*	5,620	7,194
Portfolio Recovery Associates, Inc.*	183	7,088
Post Properties, Inc.	525	7,056
MF Global Ltd.*	1,130	6,701
Navigators Group, Inc.*	150	6,664
Brookline Bancorp, Inc.	691	6,440
FNB Corp.	1,039	6,431
Pico Holdings, Inc.*	224	6,429
MGIC Investment Corp.	1,460	6,424
Sovran Self Storage, Inc.	260	6,396
Provident Financial Services, Inc.	702	6,388
International Bancshares Corp.	615	6,341
First Commonwealth Financial Corp.	993	6,296
Texas Capital Bancshares, Inc.*	406	6,281
Investors Real Estate Trust	693	6,161
Financial Federal Corp.	298	6,124
Sterling Bancshares, Inc.	962	6,089
Acadia Realty Trust	460	6,003
Infinity Property & Casualty Corp.	160	5,834
City Holding Co.	192	5,829
Ocwen Financial Corp.*	448	5,811
Inland Real Estate Corp.	820	5,740
Ezcorp, Inc.*	531	5,724
Greenlight Capital Re Ltd. - Class A*	330	5,712
Medical Properties Trust Inc.	933	5,663
Community Bank System, Inc.	384	5,591
Cathay General Bancorp	585	5,563
LTC Properties, Inc.	268	5,481
Hilltop Holdings, Inc.*	460	5,460
Umpqua Holding Corp.	703	5,455
Alexander’s, Inc.	20	5,392
TrustCo Bank Corp.	893	5,278
GFI Group, Inc.	760	5,122
eHealth, Inc.*	290	5,121
Conseco, Inc.*	2,150	5,095
Equity One, Inc.	384	5,092
Investors Bancorp, Inc.*	550	5,038
Webster Financial Corp.	620	4,991
Forestar Real Estate Group, Inc.*	420	4,990
Chemical Financial Corp.	250	4,977
East-West Bancorp, Inc.	755	4,900

		Market
	Shares	Value

Community Trust Bancorp, Inc.	183	$4,895
Susquehanna Bancshares, Inc.	1,001	4,895
First Cash Financial Services, Inc.*	275	4,818
Bank Mutual Corp.	550	4,796
Sunstone Hotel Investors, Inc.	881	4,713
Flagstone Reinsurance Holdings	456	4,697
Riskmetrics Group, Inc.*	265	4,680
CVB Financial Corp.	780	4,657
Tompkins Financial Corp.	97	4,651
Independent Bank Corp.	236	4,649
Prospect Capital Corp.	500	4,600
Horace Mann Educators Corp.	460	4,586
Safety Insurance Group, Inc.	150	4,584
National Penn Bancshares, Inc.	983	4,532
Enstar Group*	77	4,531
Wintrust Financial Corp.	280	4,502
CBL & Associates Properties, Inc.	830	4,474
United Fire & Casualty Co.	260	4,459
Meadowbrook Insurance Group, Inc.	673	4,395
First Financial Corp.	137	4,326
Simmons First National Corp.	160	4,275
Colonial Properties Trust	573	4,240
Harleysville Group, Inc.	150	4,233
First Midwest Bancorp, Inc.	574	4,196
MB Financial Corp.	408	4,158
Universal Health Realty Income Trust	130	4,098
Banco Latinoamericano de Exportaciones SA	325	4,040
WesBanco, Inc.	270	3,926
SWS Group, Inc.	280	3,912
GAMCO Investors, Inc. — Class A	80	3,880
Dollar Financial Corp.*	280	3,861
Cousins Properties, Inc.	451	3,833
Maiden Holdings Ltd.	580	3,805
Pinnacle Financial Partners, Inc.*	285	3,796
Renasant Corp.	252	3,785
Getty Realty Corp.	200	3,774
Northwest Bancorp, Inc.	200	3,772
First Bancorp Puerto Rico	939	3,709
World Acceptance Corp.*	186	3,703
PacWest Bancorp	280	3,685
Beneficial Mutual Bancorp, Inc.*	380	3,648

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Western Alliance Bancorp, Inc.*	527	$3,605
MarketAxess Holdings, Inc.*	371	3,536
National Financial Partners Corp.	483	3,536
Boston Private Financial Holdings, Inc.	788	3,530
National Western Life Insurance Co. — Class A	30	3,502
SCBT Financial Corp.	147	3,482
Amerisafe, Inc.*	223	3,470
American Equity Investment Life Holding Co.	620	3,460
Southside Bancshares, Inc.	151	3,453
Tejon Ranch Co.*	130	3,444
Hercules Technology Growth Capital, Inc.	408	3,411
Urstadt Biddle Properties, Inc.	240	3,379
Duff & Phelps Corp. — Class A	190	3,378
StellarOne Corp.	260	3,367
TowneBank	240	3,360
Lexington Realty Trust	985	3,349
First Financial Bancorp	443	3,331
Bank of the Ozarks, Inc.	154	3,331
TradeStation Group, Inc.*	390	3,299
iStar Financial Inc.*	1,160	3,294
S&T Bancorp, Inc.	270	3,283
Westfield Financial, Inc.	360	3,262
Provident New York Bancorp	400	3,248
Berkshire Hills Bancorp, Inc.	156	3,242
Parkway Properties, Inc.	247	3,211
Calamos Asset Management, Inc. — Class A	227	3,203
SY Bancorp, Inc.	130	3,142
First Potomac Realty Trust	322	3,139
American Physicians Capital, Inc.	80	3,133
Home Bancshares, Inc.	164	3,123
Ambac Financial Group, Inc.	3,342	3,075
Camden National Corp.	90	3,063
Westwood Holdings Group, Inc.	73	3,052
State Auto Financial Corp.	174	3,045
Univest Corp. of Pennsylvania	150	3,039
Cohen & Steers, Inc.	203	3,035
Nelnet, Inc. — Class A*	220	2,990
United Community Banks, Inc.*	497	2,979
Amtrust Financial Services, Inc.	257	2,930

		Market
	Shares	Value

1st Source Corp.	168	$2,901
DuPont Fabros Technology, Inc.	307	2,892
Arrow Financial Corp.	106	2,862
Washington Trust Bancorp, Inc.	160	2,853
U-Store-It Trust	582	2,852
Suffolk Bancorp	110	2,820
Sandy Spring Bancorp, Inc.	190	2,793
Stewart Information Services Corp.	196	2,793
Walter Investment Management Corp.*	210	2,789
Bancfirst Corp.	80	2,766
FPIC Insurance Group, Inc.*	90	2,756
LaBranche & Company, Inc.*	638	2,743
Lakeland Financial Corp.	144	2,736
American Capital Agency Corp.	119	2,733
Northfield Bancorp, Inc.	234	2,719
Oriental Financial Group	280	2,716
Dime Community Bancshares	296	2,697
Danvers Bancorp, Inc.	200	2,690
CNA Surety Corp.*	198	2,671
First Bancorp	170	2,666
United Financial Bancorp, Inc.	190	2,626
Sun Communities, Inc.	190	2,618
Cardinal Financial Corp.	332	2,600
Radian Group, Inc.	952	2,589
Republic Bancorp, Inc.	113	2,553
SeaBright Insurance Holdings, Inc.*	250	2,532
Great Southern Bancorp, Inc.	120	2,466
ESSA Bancorp, Inc.	180	2,461
Triko Bancshares	156	2,418
Citizens, Inc.*	390	2,371
Kearny Financial Corp.	207	2,368
Union Bankshares Corp.	158	2,365
Harleysville National Corp.	503	2,364
Evercore Partners, Inc. — Class A	120	2,357
First Mercury Financial Corp.	170	2,341
Flushing Financial Corp.	250	2,337
Broadpoint Gleacher Securities, Inc.*	418	2,332
Advance America Cash Advance Centers, Inc.	526	2,330
Oppenheimer Holdings, Inc. — Class A	110	2,329
Capital City Bank Group, Inc.	138	2,325
Fifth Street Finance Corp.	229	2,299

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Compass Diversified Trust	284	$2,298
Phoenix Companies, Inc.*	1,350	2,254
BankFinancial Corp.	254	2,250
Orrstown Financial Services, Inc.	60	2,234
First Busey Corp.	304	2,234
Smithtown Bancorp, Inc.	173	2,213
Lakeland Bancorp, Inc.	244	2,194
Capital Southwest Corp.	30	2,171
Heartland Financial USA, Inc.	150	2,142
Pennsylvania Real Estate Investment Trust	424	2,120
Encore Capital Group, Inc.*	160	2,120
MVC Capital, Inc.	250	2,115
Columbia Banking Systems, Inc.	206	2,107
Consolidated-Tomoka Land Co.	60	2,105
Penson Worldwide Company, Inc.*	233	2,085
Saul Centers, Inc.	70	2,070
United America Indemnity Ltd. — Class A*	430	2,060
Citizens & Northern Corp.	100	2,057
Peoples Bancorp, Inc.	120	2,046
BGC Partners, Inc. — Class A	537	2,035
Cedar Shopping Centers, Inc.	448	2,025
Ashford Hospitality Trust, Inc.	720	2,023
First Merchants Corp.	250	2,008
First Industrial Realty Trust, Inc.	460	2,001
Abington Bancorp, Inc.	250	1,990
Peapack Gladstone Financial Corp.	103	1,987
Donegal Group, Inc. — Class A	130	1,977
Ames National Corp.	80	1,953
NorthStar Realty Finance Corp.	690	1,953
First Bancorp, Inc.	99	1,928
National Bankshares, Inc.	80	1,920
Home Federal Bancorp, Inc.	187	1,906
Bridge Bancorp, Inc.	70	1,905
Gladstone Capital Corp.	249	1,875
German American Bancorp	130	1,873
Safeguard Scientifics, Inc.*	1,416	1,869
FelCor Lodging Trust, Inc.	754	1,855
MCG Capital Corp.*	760	1,847
WSFS Financial Corp.	67	1,830
ViewPoint Financial Group	120	1,828
Presidential Life Corp.	240	1,817

		Market
	Shares	Value

Financial Institutions, Inc.	133	$1,817
Ramco-Gershenson Properties Trust	180	1,802
Shore Bancshares, Inc.	100	1,794
Sterling Savings Bank	613	1,784
Baldwind & Lyons, Inc. — Class B	90	1,773
Pacific Continental Corp.	146	1,771
Harris & Harris Group, Inc.*	303	1,766
UCBH Holdings, Inc.	1,400	1,764
PennantPark Investment Corp.	248	1,761
Sterling Bancorp	210	1,754
Hampton Roads Bankshares, Inc.	210	1,733
China Housing & Land Development, Inc.*	300	1,728
MainSource Financial Group, Inc.	230	1,707
PMA Capital Corp.*	374	1,702
Farmers Capital Bank Corp.	67	1,686
The PMI Group, Inc.	850	1,683
Southwest Bancorp, Inc.	170	1,659
Oritani Financial Corp.	120	1,645
First Financial Northwest, Inc.	210	1,642
Bank of Marin Bancorp	60	1,617
American Physicians Service Group, Inc.	70	1,588
Kite Realty Group Trust	540	1,577
Citizens Holding Co.	50	1,560
Kayne Anderson Energy Development Co.	116	1,538
CapLease, Inc.	556	1,535
United Security Bancshares/Thomasville AL	70	1,533
Credit Acceptance Corp.*	70	1,530
Bryn Mawr Bank Corp.	79	1,491
NGP Capital Resources Co.	253	1,485
Ohio Valley Banc Corp.	50	1,467
Agree Realty Corp.	80	1,466
Colonial BancGroup, Inc.	2,365	1,466
Thomas Weisel Partners Group, Inc.*	243	1,463
First Marblehead Corp.*	720	1,454
ESB Financial Corp.	110	1,443
Education Realty Trust, Inc.	335	1,437
Mission West Properties	210	1,434
Alliance Financial Corp./NY	50	1,418
CNB Financial Corp./PA	100	1,417
First Community Bancshares, Inc.	110	1,412
CoBiz Financial, Inc.	220	1,410

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Diamond Hill Investment Group, Inc.*	35	$1,406
Tower Bancorp, Inc.	40	1,406
US Global Investors, Inc. - Class A	150	1,389
First of Long Island Corp.	60	1,388
Nara Bancorp, Inc.	268	1,388
Cogdell Spencer, Inc.	320	1,373
TICC Capital Corp.	310	1,367
American Safety Insurance Holdings Ltd.*	100	1,361
American National Bankshares, Inc.	70	1,350
Merchants Bancshares, Inc.	60	1,331
Monmouth Real Estate Investment Corp. — Class A	227	1,330
Kohlberg Capital Corp.	210	1,327
Yadkin Valley Financial Corp.	190	1,313
JMP Group, Inc.	170	1,307
First Financial Holdings, Inc.	139	1,307
Medallion Financial Corp.	170	1,301
Gladstone Commercial Corp.	100	1,296
Asset Acceptance Capital Corp.*	168	1,292
Kansas City Life Insurance Co.	48	1,292
FCStone Group, Inc.*	326	1,288
State Bancorp, Inc.	170	1,285
Life Partners Holdings, Inc.	90	1,276
Roma Financial Corp.	100	1,274
Avatar Holdings Inc.*	70	1,272
Epoch Holding Corp.	147	1,270
Wilshire Bancorp, Inc.	219	1,259
Winthrop Realty Trust	140	1,250
Central Pacific Financial Corp.	333	1,249
EMC Insurance Group, Inc.	60	1,249
Gladstone Investment Corp.	258	1,246
Hersha Hospitality Trust	500	1,240
FBL Financial Group, Inc. — Class A	150	1,239
Sanders Morris Harris Group Inc.	220	1,210
Cape Bancorp, Inc.*	140	1,208
Oceanfirst Financial Corp.	100	1,197
Home Bancorp, Inc.*	100	1,194
Clifton Savings Bancorp, Inc.	110	1,184
Enterprise Financial Services Corp.	130	1,182
South Financial Group, Inc.	988	1,176

		Market
	Shares	Value

First Defiance Financial Corp.	90	$1,170
Pacific Capital Bancorp	545	1,166
Penns Woods Bancorp, Inc.	40	1,166
Guaranty Bancorp*	610	1,165
Glimcher Realty Trust	400	1,160
Crawford & Co. — Class B*	240	1,152
Bank of Kentucky Financial Corp.	40	1,120
Mercer Insurance Group, Inc.	70	1,113
Main Street Capital Corp.	80	1,095
Rockville Financial, Inc.	100	1,095
Sierra Bancorp	86	1,086
Dynex Capital, Inc.	130	1,066
Center Bancorp, Inc.	130	1,060
Eagle Bancorp, Inc.*	120	1,052
RAIT Financial Trust	763	1,045
First South Bancorp, Inc.	90	1,044
Citizens Banking Corp.*	1,466	1,041
Chicopee Bancorp, Inc.*	80	1,038
Washington Banking Co.	110	1,036
NASB Financial, Inc.	36	1,030
National Interstate Corp.	67	1,017
Ameris Bancorp	160	1,011
Legacy Bancorp/MA, Inc.	90	999
Virtus Investment Partners, Inc.*	68	999
Associated Estates Realty Corp.	167	995
Triangle Capital Corp.	90	983
Northrim BanCorp, Inc.	70	974
Strategic Hotels & Resorts, Inc.	875	971
Metro Bancorp, Inc.*	50	963
FBR Capital Markets Corp.*	200	940
BlackRock Kelso Capital Corp.	150	935
Bar Harbor Bankshares	30	926
West Bancorporation, Inc.	180	900
First Financial Service Corp.	50	871
Auburn National Bancorporation, Inc.	30	855
Premierwest Bancorp	252	854
Eastern Insurance Holdings, Inc.	90	847
Midsouth Bancorp, Inc.	50	840
NYMAGIC, Inc.	60	833
Rewards Network, Inc.*	220	832
Meridian Interstate Bancorp, Inc.*	110	820
Gramercy Capital Corp.*	503	810
UMH Properties, Inc.	100	797
Bancorp Rhode Island, Inc.	40	788

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Hallmark Financial Services, Inc.*	110	$787
Bancorp/DE, Inc.*	130	780
Sun Bancorp, Inc.*	150	777
Wilber Corp.	70	777
Resource America, Inc. — Class A	144	775
Resource Capital Corp.	240	768
Peoples Financial Corp./MS	40	760
Universal Insurance Holdings, Inc.	150	753
International Assets Holding Corp.*	50	744
Centerstate Banks of Florida, Inc.	100	742
Century Bancorp, Inc.	40	738
Care Investment Trust, Inc.	140	728
Old Second Bancorp, Inc.	120	708
Enterprise Bancorp/MA, Inc.	60	708
Banner Corp.	182	695
Heritage Financial Corp./WA	60	694
Tree.com, Inc.*	70	672
Pzena Investment Management, Inc. — Class A	87	659
Norwood Financial Corp.	20	627
Republic First Bancorp, Inc.*	80	624
NewStar Financial, Inc.*	318	607
Ampal American Israel - Class A*	244	595
Cardtronics, Inc.*	156	594
Prudential Bancorp of Pennsylvania, Inc.	50	591
Fox Chase Bancorp, Inc.*	60	575
Anthracite Capital, Inc.	925	574
Northeast Community Bancorp, Inc.	70	568
Flagstar Bancorp, Inc.*	780	530
Primus Guaranty Ltd.*	220	519
Kentucky First Federal Bancorp	40	486
Independence Holding Co.	76	483
K-Fed Bancorp	50	459
Porter Bancorp, Inc.	30	455
CompuCredit Corp.*	190	437
First California Financial Group, Inc.*	70	432
First Acceptance Corp.*	198	422
Brooklyn Federal Bancorp, Inc.	36	405
Old Point Financial Corp.	20	370
Santander BanCorp*	50	348

		Market
	Shares	Value

American Realty Investors, Inc.*	30	$306
Transcontinental Realty
Investors, Inc.*	20	241
Cheviot Financial Corp.	30	240
Waterstone Financial, Inc.*	80	238
California First National Bancorp.	20	228
QC Holdings, Inc.	40	206
Heritage Financial Group	20	171
Doral Financial Corp.*	59	148

Total Financials		1,702,072

INDUSTRIALS 9.8%
Tetra Tech, Inc.*	697	19,969
Watson Wyatt Worldwide	502	18,840
Clarcor, Inc.	594	17,339
Regal-Beloit Corp.	424	16,841
GrafTech International Ltd.*	1,397	15,800
Curtiss-Wright Corp.	526	15,638
EMCOR Group, Inc.*	770	15,492
Nordson Corp.	390	15,077
Brady Corp. — Class A	560	14,067
Woodward Governor Co.	701	13,880
Watsco, Inc.	283	13,847
Teledyne Technologies, Inc.*	420	13,755
ESCO Technologies, Inc.*	307	13,754
Acuity Brands, Inc.	484	13,576
Granite Construction, Inc.	405	13,478
American Superconductor Corp.*	513	13,466
Moog, Inc. — Class A*	500	12,905
Baldor Electric Co.	541	12,870
Clean Harbors, Inc.*	236	12,742
Kaydon Corp.	390	12,698
Huron Consulting Group, Inc.*	255	11,789
JetBlue Airways Corp.*	2,685	11,465
Geo Group, Inc.*	603	11,204
Knight Transportation, Inc.	670	11,088
Old Dominion Freight Line, Inc.*	324	10,877
Hexcel Corp.*	1,123	10,702
Genesee & Wyoming, Inc. — Class A*	383	10,153
Orbital Sciences Corp.*	660	10,012
Heico Corp.	274	9,935
United Stationers, Inc.*	283	9,871
ABM Industries, Inc.	535	9,667
Herman Miller, Inc.	630	9,664

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Simpson Manufacturing Company, Inc.	443	$9,578
Applied Industrial Technologies, Inc.	486	9,574
Esterline Technologies Corp.*	353	9,556
HNI Corp.	521	9,409
CoStar Group, Inc.*	228	9,090
Werner Enterprises, Inc.	501	9,078
Belden, Inc.	541	9,035
Healthcare Services Group	502	8,976
Otter Tail Power Co.	409	8,933
Resources Connection, Inc.*	520	8,928
Mueller Industries, Inc.	429	8,923
HUB Group, Inc. — Class A*	427	8,813
Rollins, Inc.	508	8,793
Heartland Express, Inc.	590	8,685
AirTran Holdings, Inc.*	1,402	8,678
EnerSys*	470	8,549
Middleby Corp.*	190	8,345
A.O. Smith Corp.	256	8,338
Corporate Executive Board Co.	400	8,304
MPS Group, Inc.*	1,080	8,251
Actuant Corp. — Class A	664	8,101
EnergySolutions, Inc.	878	8,078
Arkansas Best Corp.	295	7,773
Briggs & Stratton Corp.	582	7,764
Alaska Air Group, Inc.*	422	7,706
Insituform Technologies, Inc. — Class A*	454	7,704
American Science & Engineering, Inc.	110	7,603
Triumph Group, Inc.	190	7,600
Beacon Roofing Supply, Inc.*	525	7,591
Deluxe Corp.	590	7,558
Energy Conversion Devices, Inc.*	531	7,514
Navigant Consulting, Inc.*	581	7,507
Mine Safety Appliances Co.	310	7,471
Universal Forest Products, Inc.	224	7,412
Ameron International Corp.	110	7,374
Watts Industries, Inc. — Class A	339	7,302
Forward Air Corp.	341	7,270
SYKES Enterprises, Inc.*	401	7,254
AAR Corp.*	450	7,222
Force Protection, Inc.*	810	7,160
Mastec, Inc.*	610	7,149
Allegiant Travel Co.*	180	7,135
Badger Meter, Inc.	170	6,970

		Market
	Shares	Value

Franklin Electric Company, Inc.	268	$6,947
Avis Budget Group, Inc.*	1,180	6,667
SkyWest, Inc.	650	6,630
Genco Shipping & Trading Ltd.	300	6,516
Barnes Group, Inc.	540	6,421
Cubic Corp.	178	6,371
II-VI, Inc.*	286	6,341
Astec Industries, Inc.*	206	6,116
Mobile Mini, Inc.*	410	6,015
Chart Industries, Inc.*	330	5,999
Robbins & Myers, Inc.	310	5,967
Administaff, Inc.	250	5,817
Axsys Technologies, Inc.*	107	5,739
Korn/Ferry International, Inc.*	520	5,533
UAL Corp.*	1,676	5,346
Mcgrath Rentcorp	280	5,337
Ceradyne, Inc.*	300	5,298
Interline Brands, Inc.*	383	5,239
Tutor Perini Corp.*	300	5,208
GeoEye, Inc.*	220	5,183
RBC Bearings, Inc.*	250	5,113
Mueller Water Products, Inc. — Class A	1,346	5,034
Kaman Corp. — Class A	300	5,010
AZZ, Inc.*	145	4,989
Dycom Industries, Inc.*	450	4,982
Quanex Building Products Corp.	439	4,926
DynCorp International, Inc. — Class A*	290	4,869
Raven Industries, Inc.	190	4,864
Steelcase, Inc. — Class A	830	4,831
Orion Marine Group, Inc.*	254	4,826
Circor International, Inc.	203	4,793
Evergreen Solar, Inc.*	2,195	4,763
Layne Christensen Co.*	230	4,704
Atlas Air Worldwide Holdings Company, Inc.*	200	4,638
Advisory Board Co.*	180	4,626
Comfort Systems USA, Inc.	450	4,613
G & K Services, Inc. — Class A	217	4,590
Tredegar Corp.	342	4,555
United Rentals, Inc.*	700	4,543
Aerovironment, Inc.*	147	4,536
Lindsay Manufacturing Co.	137	4,535
Federal Signal Corp.	575	4,399
Encore Wire Corp.	206	4,398
School Specialty, Inc.*	217	4,386

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Stanley, Inc.*	132	$4,340
Rush Enterprises, Inc. — Class A*	370	4,311
TrueBlue, Inc.*	510	4,284
Griffon Corp.*	510	4,243
Broadwind Energy, Inc.*	370	4,188
Knoll, Inc.	550	4,169
EnPro Industries, Inc.*	230	4,142
Viad Corp.	240	4,133
Aircastle Ltd.	553	4,065
Tennant Co.	220	4,046
MYR Group/Delaware, Inc.*	200	4,044
John Bean Technologies Corp.	320	4,006
Apogee Enterprises, Inc.	320	3,936
Exponent, Inc.*	160	3,922
Blount International, Inc.*	454	3,909
American Ecology Corp.	214	3,835
Applied Signal Technology, Inc.	150	3,827
Michael Baker Corp.*	90	3,812
RSC Holdings, Inc.*	566	3,804
Ennis Inc.	302	3,763
Amerco, Inc.*	100	3,715
US Airways Group, Inc.*	1,526	3,708
Northwest Pipe Co.*	106	3,685
Marten Transport Ltd.*	177	3,675
CBIZ, Inc.*	510	3,631
CRA International, Inc.*	130	3,609
Hawaiian Holdings, Inc.*	597	3,594
Heidrick & Struggles International, Inc.	196	3,577
Albany International Corp. — Class A	310	3,528
LB Foster Co. — Class A*	117	3,518
American Reprographics Co.*	420	3,494
Interface, Inc. — Class A	560	3,472
Dollar Thrifty Automotive Group, Inc.*	246	3,432
Gorman-Rupp Co.	170	3,429
Team, Inc.*	218	3,416
Powell Industries, Inc.*	89	3,299
Argon ST, Inc.*	160	3,291
Kelly Services, Inc. — Class A	300	3,285
Taser International, Inc.*	719	3,279
ATC Technology Corp.*	226	3,277
DigitalGlobe, Inc.*	170	3,264
FuelCell Energy, Inc.*	760	3,177
Titan International, Inc.	414	3,093
EnerNOC, Inc.*	142	3,077
Ener1, Inc.*	563	3,074

		Market
	Shares	Value

AAON, Inc.	150	$2,988
H&E Equipment Services, Inc.*	316	2,955
Acacia Research — Acacia Technologies*	370	2,912
Polypore International, Inc.*	260	2,891
Saia, Inc.*	160	2,882
American Woodmark Corp.	120	2,874
Dynamic Materials Corp.	146	2,815
Columbus McKinnon Corp. — Class A*	220	2,783
ICF International, Inc.*	100	2,759
Energy Recovery, Inc.*	387	2,740
Kforce, Inc.*	330	2,729
Republic Airways Holdings, Inc.*	400	2,612
Eagle Bulk Shipping Inc.	549	2,575
Houston Wire & Cable Co.	210	2,501
Ladish Co., Inc.*	192	2,490
Spherion Corp.*	603	2,484
Microvision, Inc.*	788	2,419
Ampco-Pittsburgh Corp.	103	2,415
M&F Worldwide Corp.*	120	2,400
K-Tron International, Inc.*	30	2,390
Cenveo, Inc.*	557	2,356
Trex Company, Inc.*	176	2,353
Altra Holdings, Inc.*	310	2,322
Kimball International, Inc. — Class B	370	2,309
Sterling Construction Company, Inc.*	150	2,289
Freightcar America, Inc.	136	2,286
Ducommun, Inc.	120	2,255
Pike Electric Corp.*	187	2,253
Advanced Battery Technologies, Inc.*	557	2,239
Great Lakes Dredge & Dock Corp. Co.	467	2,232
Sun Hydraulics Corp.	138	2,231
Celadon Group, Inc.*	260	2,181
Colfax Corp.*	277	2,138
Gibraltar Industries, Inc.	310	2,130
Tecumseh Products Company — Class A*	218	2,117
Bowne & Company, Inc.	320	2,083
Harbin Electric, Inc.*	133	2,080
Cornell Companies, Inc.*	127	2,059
Fuel Tech, Inc.*	210	2,037
First Advantage Corp. — Class A*	130	1,977
TAL International Group, Inc.	181	1,973
Aceto Corp.	293	1,954

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

GT Solar International, Inc.*	367	$1,952
Furmanite Corp.*	430	1,918
Titan Machinery, Inc.*	150	1,904
Consolidated Graphics, Inc.*	109	1,899
China Fire & Security Group, Inc.*	156	1,899
Met-Pro Corp.	170	1,839
Courier Corp.	120	1,831
Herley Industries, Inc.*	164	1,799
ACCO Brands Corp.*	633	1,785
American Commercial Lines, Inc.*	115	1,780
Cascade Corp.	110	1,730
NACCO Industries, Inc. — Class A	60	1,723
Vicor Corp.	233	1,682
Dynamex, Inc.*	108	1,662
On Assignment, Inc.*	422	1,650
Insteel Industries, Inc.	200	1,648
International Shipholding Corp.	60	1,618
Standex International Corp.	138	1,601
Kadant, Inc.*	140	1,581
CDI Corp.	140	1,561
Graham Corp.	116	1,543
APAC Teleservices, Inc.*	300	1,539
Perma-Fix Environmental Services*	630	1,525
Standard Parking Corp.*	93	1,515
Air Transport Services Group, Inc.*	650	1,508
Fushi Copperweld, Inc.*	180	1,489
3D Systems Corp.*	206	1,485
Multi-Color Corp.	120	1,471
Metalico, Inc.*	313	1,459
Ascent Solar Technologies, Inc.*	184	1,439
LaBarge, Inc.*	152	1,409
Innerworkings, Inc.*	290	1,378
Greenbrier Companies, Inc.	190	1,366
Horizon Lines, Inc. — Class A	350	1,351
Power-One, Inc.*	897	1,337
Preformed Line Products Co.	30	1,322
PMFG, Inc.*	150	1,322
VSE Corp.	50	1,308
China BAK Battery, Inc.*	436	1,286
Textainer Group Holdings Ltd.	110	1,273
Argan, Inc.*	90	1,272
Schawk, Inc.	168	1,262
Hill International, Inc.*	293	1,260

		Market
	Shares	Value

TBS International Ltd. — Class A*	156	$1,218
USA Truck, Inc.*	90	1,218
LSI Industries, Inc.	220	1,199
YRC Worldwide, Inc.*	693	1,199
Diamond Management & Technology Consultants, Inc.	280	1,176
Universal Truckload Services, Inc.	75	1,174
Todd Shipyards Corp.	70	1,166
Flanders Corp.*	190	1,161
Eastern Co.	70	1,155
Astronics Corp.*	110	1,143
Gencorp, Inc.*	590	1,127
Ultrapetrol Bahamas Ltd.*	250	1,108
Hurco Companies, Inc.*	70	1,094
Waste Services Inc.*	210	1,088
Satcon Technology Corp.*	600	1,080
GP Strategies Corp.*	180	1,060
Miller Industries, Inc. — Class A*	120	1,056
Valence Technology, Inc.*	580	1,038
Flow International Corp.*	440	1,034
DXP Enterprises, Inc.*	90	1,032
LMI Aerospace, Inc.*	100	1,012
Ultralife Batteries, Inc.*	140	1,004
Odyssey Marine Exploration, Inc.*	622	995
COMSYS IT Partners, Inc.*	170	995
ICT Group, Inc.*	110	960
Barrett Business Services, Inc.	90	945
Franklin Covey Co.*	150	935
Pacer International, Inc.	410	914
North American Galvanizing & Coating, Inc.*	150	909
American Railcar Industries, Inc.	109	900
Volt Information Sciences, Inc.*	140	878
PowerSecure International, Inc.*	201	856
Chase Corp.	70	833
Builders FirstSource, Inc.*	190	790
Portec Rail Products, Inc.	80	788
Willis Lease Finance Corp.*	60	787
Sauer, Inc.	126	772
Orion Energy Systems Inc.*	205	769
Patriot Transportation Holding, Inc.*	10	729
Lawson Products, Inc.	50	711
Twin Disc, Inc.	100	681

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Alamo Group, Inc.	67	$677
Primoris Services Corp.	90	668
Standard Register Co.	200	652
Trimas Corp.*	184	620
NCI Building Systems, Inc.*	232	612
CAI International, Inc.*	110	561
SmartHeat, Inc.*	80	548
Integrated Electrical Services, Inc.*	70	547
Omega Flex, Inc.	30	455
BlueLinx Holdings, Inc.*	130	390
United Capital Corp.*	20	366
Heritage-Crystal Clean, Inc.*	30	365
Amrep Corp. PLC*	10	110

Total Industrials		1,387,015

HEALTH CARE 9.3%
Owens & Minor, Inc.	480	21,034
Onyx Pharmaceuticals, Inc.*	664	18,765
NuVasive, Inc.*	417	18,598
Isis Pharmaceuticals, Inc.*	1,078	17,787
Thoratec Corp.*	664	17,782
Steris Corp.	681	17,760
Haemonetics Corp.*	302	17,214
AMERIGROUP Corp.*	620	16,647
Auxilium Pharmaceuticals, Inc.*	504	15,816
Quality Systems, Inc.	270	15,379
Healthsouth Corp.*	1,028	14,844
Psychiatric Solutions, Inc.*	650	14,781
athenahealth, Inc.*	388	14,360
Masimo Corp.*	593	14,297
American Medical Systems Holdings, Inc.*	864	13,651
Magellan Health Services, Inc.*	410	13,456
Varian, Inc.*	338	13,327
West Pharmaceutical Services, Inc.	382	13,313
Regeneron Pharmaceuticals, Inc.*	731	13,100
Dionex Corp.*	210	12,816
PSS World Medical, Inc.*	690	12,772
Medarex, Inc.*	1,504	12,558
Acorda Therapeutics, Inc.*	445	12,545
Cubist Pharmaceuticals, Inc.*	674	12,354
HMS Holdings Corp.*	298	12,135
Alkermes, Inc.*	1,099	11,891
Eclipsys Corp.*	654	11,628
Immucor, Inc.*	825	11,352

		Market
	Shares	Value

Medicis Pharmaceutical Corp. — Class A	682	$11,130
AMAG Pharmaceuticals, Inc.*	203	11,098
PDL BioPharma, Inc.	1,390	10,981
Catalyst Health Solutions, Inc.*	431	10,749
Meridian Bioscience, Inc.	474	10,703
Amedisys, Inc.*	321	10,599
Chemed Corp.	260	10,265
Centene Corp.*	500	9,990
Savient Pharmaceuticals, Inc.*	713	9,882
Parexel International Corp.*	666	9,577
Alnylam Pharmaceuticals, Inc.*	417	9,287
Cell Therapeutics, Inc.*	5,380	9,254
Theravance, Inc.*	621	9,091
WellCare Health Plans, Inc.*	490	9,060
Luminex Corp.*	482	8,936
MedAssets, Inc.*	456	8,869
ev3, Inc.*	822	8,812
Martek Biosciences Corp.	386	8,164
Seattle Genetics, Inc.*	831	8,077
Geron Corp.*	1,040	7,977
Volcano Corp.*	563	7,871
AmSurg Corp.*	357	7,654
Phase Forward, Inc.*	498	7,525
XenoPort, Inc.*	318	7,368
Medivation, Inc.*	328	7,350
Celera Corp.*	946	7,218
Cougar Biotechnology, Inc.*	168	7,217
Align Technology, Inc.*	680	7,208
Wright Medical Group, Inc.*	439	7,138
Nektar Therapeutics*	1,084	7,024
Landauer, Inc.	113	6,931
PharMerica Corp.*	350	6,870
InterMune, Inc.*	440	6,688
Genoptix Inc.*	203	6,494
ICU Medical, Inc.*	154	6,337
Cepheid, Inc.*	671	6,321
Healthspring, Inc.*	575	6,244
Conceptus, Inc.*	364	6,152
Allos Therapeutics, Inc.*	734	6,085
Par Pharmaceutical Companies, Inc.*	400	6,060
Greatbatch, Inc.*	268	6,059
Exelixis, Inc.*	1,236	6,019
Invacare Corp.	340	6,001
Integra LifeSciences Holdings Corp.*	218	5,779
Salix Pharmaceuticals Ltd.*	564	5,567

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Kindred Healthcare, Inc.*	450	$5,566
Gentiva Health Services, Inc.*	338	5,563
Analogic Corp.	150	5,542
Cyberonics, Inc.*	324	5,388
Viropharma, Inc.*	903	5,355
inVentiv Health, Inc.*	395	5,344
Merit Medical Systems, Inc.*	326	5,314
Bruker Corp.*	570	5,278
Healthways, Inc.*	390	5,246
Impax Laboratories, Inc.*	710	5,226
Conmed Corp.*	336	5,215
Rigel Pharmaceuticals, Inc.*	426	5,163
IPC The Hospitalist Company, Inc.*	193	5,151
ImmunoGen, Inc.*	595	5,123
Medicines Co.*	610	5,118
Abaxis, Inc.*	249	5,114
MannKind Corp.*	610	5,069
Halozyme Therapeutics, Inc.*	726	5,060
Optimer Pharmaceuticals, Inc.*	332	4,970
Momenta Pharmaceuticals, Inc.*	412	4,956
RehabCare Group, Inc.*	206	4,930
Vivus, Inc.*	809	4,919
Orthofix International NV*	196	4,902
Affymetrix, Inc.*	816	4,839
Zoll Medical Corp.*	248	4,796
Arena Pharmaceuticals, Inc.*	928	4,631
CardioNet, Inc.*	280	4,570
Emergency Medical Services Corp.*	123	4,529
Human Genome Sciences, Inc.*	1,577	4,510
MWI Veterinary Supply, Inc.*	127	4,427
Bio-Reference Labs, Inc.*	140	4,425
Quidel Corp.*	300	4,368
Neogen Corp.*	150	4,347
Sun Healthcare Group, Inc.*	510	4,304
Computer Programs & Systems, Inc.	110	4,214
Cypress Bioscience, Inc.*	445	4,192
SurModics, Inc.*	184	4,164
Noven Pharmaceuticals, Inc.*	290	4,147
Res-Care, Inc.*	290	4,147
Enzon Pharmaceuticals, Inc.*	526	4,140
LHC Group, Inc.*	184	4,087
SonoSite, Inc.*	203	4,072
Omnicell, Inc.*	374	4,021
Orthovita, Inc.*	773	3,981

		Market
	Shares	Value

Hanger Orthopedic Group, Inc.*	290	$3,941
Sirona Dental Systems, Inc.*	197	3,938
Symmetry Medical, Inc.*	422	3,933
Odyssey HealthCare, Inc.*	380	3,906
Natus Medical, Inc.*	335	3,866
Triple-S Management Corp. - Class B*	244	3,804
Ligand Pharmaceuticals, Inc. — Class B*	1,319	3,772
Angiodynamics, Inc.*	280	3,716
Vanda Pharmaceuticals, Inc.*	310	3,649
Air Methods Corp.*	132	3,612
Molina Healthcare, Inc.*	150	3,588
National Healthcare Corp.	90	3,415
Questcor Pharmaceuticals, Inc.*	668	3,340
DexCom, Inc.*	534	3,305
Hemispherx Biopharma, Inc.*	1,290	3,277
Abiomed, Inc.*	360	3,175
Accuray, Inc.*	464	3,095
eResearch Technology, Inc.*	497	3,086
Emeritus Corp.*	233	3,078
Palomar Medical Technologies, Inc.*	206	3,020
Arqule, Inc.*	476	2,923
Spectrum Pharmaceuticals, Inc.*	380	2,907
BioScrip, Inc.*	490	2,901
Cadence Pharmaceuticals, Inc.*	290	2,897
Affymax, Inc.*	156	2,875
Sequenom, Inc.*	715	2,796
Genomic Health, Inc.*	160	2,773
Pharmasset, Inc.*	243	2,734
Incyte Corp.*	830	2,731
Inspire Pharmaceuticals, Inc.*	490	2,724
Universal American Financial Corp.*	310	2,703
RTI Biologics, Inc.*	629	2,698
Emergent Biosolutions, Inc.*	188	2,694
Ardea Biosciences, Inc.*	170	2,676
Facet Biotech Corp.*	288	2,676
Synovis Life Technologies, Inc.*	128	2,659
NPS Pharmaceuticals, Inc.*	554	2,582
Kensey Nash Corp.*	98	2,569
Atrion Corp.	19	2,548
SIGA Technologies, Inc.*	300	2,532
Osiris Therapeutics, Inc.*	188	2,525
Cross Country Healthcare, Inc.*	362	2,487

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

IRIS International, Inc.*	210	$2,478
Micromet, Inc.*	490	2,440
AMN Healthcare Services, Inc.*	380	2,424
Cantel Medical Corp.*	148	2,402
Sangamo Biosciences, Inc.*	481	2,376
Novavax, Inc.*	723	2,371
Insulet Corp.*	303	2,333
Somanetics Corp.*	140	2,311
Pozen, Inc.*	299	2,296
Durect Corp.*	964	2,294
Albany Molecular Research, Inc.*	270	2,265
Alliance Imaging, Inc.*	308	2,258
Pain Therapeutics, Inc.*	399	2,143
Amicus Therapeutics, Inc.*	184	2,107
Kendle International, Inc.*	172	2,105
Almost Family, Inc.*	80	2,089
GTx, Inc.*	225	2,077
Corvel Corp.*	90	2,049
StemCells, Inc.*	1,200	2,040
Zymogenetics, Inc.*	443	2,038
US Physical Therapy, Inc.*	136	2,006
Repligen Corp.*	364	2,002
Medcath Corp.*	170	1,999
Depomed, Inc.*	600	1,950
Maxygen Inc.*	290	1,949
Metabolix, Inc.*	234	1,923
Immunomedics, Inc.*	757	1,923
Chindex International, Inc.*	154	1,905
Vital Images, Inc.*	167	1,895
Ensign Group, Inc.	133	1,893
Accelrys, Inc.*	319	1,885
CryoLife, Inc.*	330	1,828
Spectranetics Corp.*	370	1,824
Ats Medical, Inc.*	550	1,810
BMP Sunstone Corp.*	380	1,801
Medical Action Industries, Inc.*	157	1,798
Protalix BioTherapeutics, Inc.*	396	1,790
Array Biopharma, Inc.*	565	1,774
Bovie Medical Corp.*	200	1,742
Skilled Healthcare Group, Inc. — Class A*	230	1,725
I-Flow Corp.*	246	1,707
Endologix, Inc.*	510	1,703
Santarus, Inc.*	600	1,692
Assisted Living Concepts, Inc. — Class A*	116	1,688
Enzo Biochem, Inc.*	380	1,683
ISTA Pharmaceuticals, Inc.*	390	1,638

		Market
	Shares	Value

Electro-Optical Sciences, Inc.*	210	$1,636
Poniard Pharmaceuticals, Inc.*	270	1,612
Micrus Endovascular Corp.*	178	1,609
Rochester Medical Corp.*	120	1,608
America Service Group, Inc.*	100	1,607
Ariad Pharmaceuticals, Inc.*	1,009	1,604
NxStage Medical, Inc.*	270	1,593
Progenics Pharmaceuticals, Inc.*	308	1,586
AVANIR Pharmaceuticals, Inc. — Class A*	710	1,576
Vascular Solutions, Inc.*	190	1,486
TomoTherapy, Inc.*	540	1,485
BioMimetic Therapeutics, Inc.*	160	1,478
Dyax Corp.*	683	1,462
Obagi Medical Products, Inc.*	200	1,458
Idera Pharmaceuticals, Inc.*	248	1,453
Insmed, Inc.*	1,450	1,450
Nabi Biopharmaceuticals*	598	1,447
Neurocrine Biosciences, Inc.*	447	1,444
Cytokinetics, Inc.*	510	1,443
Discovery Laboratories, Inc.*	1,394	1,436
Hansen Medical, Inc.*	290	1,433
AVI BioPharma, Inc.*	900	1,422
Clinical Data, Inc.*	127	1,400
Cambrex Corp.*	339	1,397
HeartWare International, Inc.*	50	1,396
SuperGen, Inc.*	690	1,387
KV Pharmaceutical Co.*	428	1,374
ALLION HEALTHCARE, Inc.*	230	1,369
American Dental Partners, Inc.*	150	1,361
MAKO Surgical Corp.*	150	1,353
Providence Service Corp.*	120	1,314
OraSure Technologies, Inc.*	530	1,309
Young Innovations, Inc.	60	1,307
Clarient, Inc.*	350	1,302
Cutera, Inc.*	150	1,293
Myriad Pharmaceuticals, Inc.*	278	1,290
Merge Healthcare, Inc.*	300	1,290
Exactech, Inc.*	88	1,276
Infinity Pharmaceuticals, Inc.*	210	1,226
Rockwell Medical Technologies, Inc.*	160	1,208
Capital Senior Living Corp.*	265	1,206

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Aspect Medical Systems, Inc.*	200	$1,182
Orexigen Therapeutics, Inc.*	230	1,180
Chelsea Therapeutics
International, Inc.*	280	1,179
Curis, Inc.*	740	1,177
Alphatec Holdings, Inc.*	354	1,175
Idenix Pharmaceuticals, Inc.*	317	1,167
Stereotaxis, Inc.*	300	1,164
Cytori Therapeutics, Inc.*	322	1,162
Lexicon Genetics, Inc.*	935	1,159
Harvard Bioscience, Inc.*	290	1,146
AMICAS, Inc.*	410	1,140
Allied Healthcare International, Inc.*	520	1,128
Transcend Services, Inc.*	70	1,110
MAP Pharmaceuticals, Inc.*	90	1,100
Health Grades, Inc.*	280	1,095
OncoGenex Pharmaceutical, Inc.*	50	1,094
SCICLONE PHARMACEUTICALS*	420	1,075
Utah Medical Products, Inc.	40	1,068
Vical, Inc.*	390	1,057
Molecular Insight Pharmaceuticals, Inc.*	200	1,034
BioCryst Pharmaceuticals, Inc.*	250	1,008
ARYx Therapeutics, Inc.*	240	991
Biospecifics Technologies Corp.*	40	953
Adolor Corp.*	540	950
TranS1, Inc.*	152	947
Metropolitan Health Networks, Inc.*	470	945
Biodel, Inc.*	182	939
Celldex Therapeutics, Inc.*	120	938
Delcath Systems, Inc.*	260	931
Nighthawk Radiology Holdings, Inc.*	250	925
Cardiac Science Corp.*	228	917
NovaMed, Inc.*	230	909
Cornerstone Therapeutics, Inc.*	80	878
Sunrise Senior Living, Inc.*	529	873
Cynosure, Inc.*	110	842
Cardium Therapeutics, Inc.*	450	833
Lannet Co., Inc.*	120	822
LCA-Vision, Inc.*	190	802
Hi-Tech Pharmacal Co., Inc.*	90	801
Home Diagnostics, Inc.*	130	798
Continucare Corp.*	340	792

		Market
	Shares	Value

Akorn, Inc.*	660	$792
Repros Therapeutics, Inc.*	110	791
Life Sciences Research, Inc.*	110	789
Opko Health, Inc.*	440	779
Sucampo Pharmaceuticals, Inc. — Class A*	126	777
Cardiovascular Systems, Inc.*	100	771
RadNet, Inc.*	340	765
BioDelivery Sciences International, Inc.*	110	734
Javelin Pharmaceuticals, Inc.*	585	720
OXiGENE, Inc.*	320	698
NeurogesX, Inc.*	120	677
MedQuist, Inc.	110	669
Virtual Radiologic Corp.*	70	632
Matrixx Initiatives, Inc.*	110	615
EnteroMedics, Inc.*	180	599
Nanosphere, Inc.*	120	589
Acura Pharmaceuticals, Inc.*	97	580
MiddleBrook Pharmaceuticals, Inc.*	420	567
National Research Corp.	20	488
American Caresource
Holdings, Inc.*	120	449
Synta Pharmaceuticals Corp.*	190	439
Caraco Pharm Labs, Inc.*	120	368

Total Health Care		1,318,681

CONSUMER DISCRETIONARY 8.0%
Tupperware Brands Corp.	733	19,073
Bally Technologies, Inc.*	627	18,760
Tractor Supply Co.*	423	17,478
The Warnaco Group, Inc.*	530	17,172
Carter’s, Inc.*	659	16,218
J. Crew Group, Inc.*	593	16,023
Corinthian Colleges, Inc.*	930	15,745
Jack in the Box, Inc.*	660	14,817
Rent-A-Center, Inc.*	770	13,729
Fossil, Inc.*	547	13,172
Wolverine World Wide, Inc.	570	12,574
Gymboree Corp.*	343	12,170
Cheesecake Factory, Inc.*	700	12,110
Men’s Wearhouse, Inc.	608	11,661
Polaris Industries, Inc.	360	11,563
Tempur-Pedic International, Inc.	868	11,345
Sotheby’s	776	10,949
Matthews International Corp. — Class A	350	10,892
Collective Brands, Inc.*	746	10,869
Iconix Brand Group, Inc.*	704	10,828

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Jones Apparel Group, Inc.	990	$10,623
Deckers Outdoor Corp.*	150	10,540
Bob Evans Farms, Inc.	364	10,461
Capella Education Co.*	169	10,132
Buckle, Inc.	301	9,563
Coinstar, Inc.*	350	9,345
Life Time Fitness, Inc.*	466	9,325
Pool Corp.	558	9,240
Eastman Kodak Co.	3,120	9,235
Vail Resorts, Inc.*	340	9,119
P.F. Chang’s China Bistro, Inc.*	280	8,977
Regis Corp.	510	8,879
Under Armour, Inc.*	391	8,751
American Public Education, Inc.*	211	8,358
Ryland Group, Inc.	496	8,333
CEC Entertainment, Inc.*	275	8,107
Orient-Express Hotels Ltd. - Class A	890	7,556
Children’s Place Retail Stores, Inc.*	283	7,480
99 Cents Only Stores*	546	7,415
Dress Barn, Inc.*	516	7,379
Group 1 Automotive, Inc.	279	7,260
Cracker Barrel Old Country Store, Inc.	260	7,254
Jos. A. Bank Clothiers, Inc.*	210	7,237
Sonic Corp.*	714	7,161
Sally Beauty Holdings, Inc.*	1,090	6,932
Meritage Homes Corp.*	363	6,846
Buffalo Wild Wings, Inc.*	210	6,829
Cooper Tire & Rubber Co.	686	6,805
Timberland Co. — Class A*	510	6,768
National CineMedia, Inc.	491	6,756
Pinnacle Entertainment, Inc.*	698	6,484
True Religion Apparel, Inc.*	290	6,467
Blue Nile, Inc.*	150	6,448
Jo-Ann Stores, Inc.*	310	6,408
Texas Roadhouse, Inc.*	582	6,350
DineEquity, Inc.	200	6,238
Papa John’s International, Inc.*	250	6,197
Saks, Inc.*	1,380	6,113
Lululemon Athletica, Inc.*	467	6,085
Hibbett Sports Inc.*	335	6,030
Unifirst Corp.	160	5,947
Helen of Troy Ltd.*	354	5,944
Fred’s, Inc.	470	5,922
Tenneco, Inc.*	555	5,883
Ameristar Casinos, Inc.	304	5,785

		Market
	Shares	Value

PEP Boys-Manny Moe & Jack	570	$5,780
K12 Inc.*	267	5,754
Cabela’s, Inc. — Class A*	463	5,695
Cato Corp. — Class A	324	5,651
OfficeMax Inc.	890	5,589
Dillard’s, Inc. — Class A	600	5,520
AnnTaylor Stores Corp.*	680	5,426
American Greetings Corp. — Class A	460	5,373
NutriSystem, Inc.	360	5,220
Steiner Leisure Ltd.*	170	5,190
Scholastic Corp.	260	5,145
Gaylord Entertainment Co.*	400	5,084
Charming Shoppes, Inc.*	1,345	5,003
Arbitron, Inc.	310	4,926
Monro Muffler Brake, Inc.	190	4,885
Stage Stores, Inc.	440	4,884
HSN, Inc.*	460	4,862
CKE Restaurants, Inc.	570	4,834
CKX, Inc.*	677	4,800
Live Nation, Inc.*	973	4,729
Steven Madden, Ltd.*	180	4,581
National Presto Industries, Inc.	60	4,566
Stewart Enterprises, Inc. — Class A	940	4,531
Brunswick Corp.	1,033	4,463
Dolan Media Co.*	348	4,451
Citi Trends, Inc.*	168	4,348
Spartan Motors, Inc.	383	4,339
Cinemark Holdings, Inc.	380	4,302
Interval Leisure Group, Inc.*	460	4,287
Jakks Pacific, Inc.*	333	4,272
Ascent Media Corp. — Class A*	160	4,253
Genesco, Inc.*	220	4,138
Shuffle Master, Inc.*	620	4,098
PetMed Express, Inc.*	270	4,058
Ruby Tuesday, Inc.*	609	4,056
Harte-Hanks, Inc.	436	4,033
Columbia Sportswear Co.	130	4,020
Coldwater Creek, Inc.*	660	4,000
Pre-Paid Legal Services, Inc.*	90	3,923
BJ’s Restaurants, Inc.*	232	3,914
Superior Industries International, Inc.	270	3,807
Callaway Golf Co.	750	3,802
ArvinMeritor, Inc.	864	3,793
Asbury Automotive Group, Inc.	370	3,789

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Skechers U.S.A., Inc. — Class A*	386	$3,771
HOT Topic, Inc.*	515	3,765
Churchill Downs, Inc.	110	3,703
Finish Line, Inc. — Class A	489	3,628
Ulta Salon Cosmetics & Fragrance, Inc.*	320	3,558
Smith & Wesson Holding Corp.*	620	3,522
Brown Shoe Company, Inc.	480	3,475
The Wet Seal, Inc. — Class A*	1,126	3,457
Valassis Communications, Inc.*	564	3,446
Universal Technical Institute, Inc.*	230	3,434
Shutterfly, Inc.*	244	3,404
Red Robin Gourmet Burgers, Inc.*	180	3,375
CROCS, Inc.*	980	3,332
Peet’s Coffee & Tea, Inc.*	130	3,276
Universal Electronics, Inc.*	160	3,227
Domino’s Pizza, Inc.*	430	3,221
Liz Claiborne, Inc.	1,110	3,197
Fuel Systems Solutions, Inc.*	154	3,109
Charlotte Russe Holding, Inc.*	240	3,091
World Wrestling Entertainment, Inc.	246	3,090
Ambassadors Group, Inc.	223	3,071
Ethan Allen Interiors, Inc.	294	3,046
Knology, Inc.*	347	2,995
Grand Canyon Education, Inc.*	177	2,970
iRobot Corp.*	228	2,959
California Pizza Kitchen, Inc.*	220	2,924
Core-Mark Holding Company, Inc.*	110	2,867
Sonic Automotive, Inc.	280	2,845
La-Z-Boy, Inc.	600	2,832
Ticketmaster Entertainment, Inc.*	440	2,825
Christopher & Banks Corp.	420	2,818
Big 5 Sporting Goods Corp.	250	2,765
Quiksilver, Inc.*	1,486	2,749
Sturm Ruger & Co., Inc.	220	2,737
Lumber Liquidators, Inc.*	173	2,726
Bridgepoint Education, Inc.*	160	2,720
Volcom, Inc.*	217	2,712
RC2 Corp.*	200	2,646
Stein Mart, Inc.*	298	2,640

		Market
	Shares	Value

Pacific Sunwear of California, Inc.*	773	$2,605
Winnebago Industries, Inc.	344	2,556
Drew Industries, Inc.*	210	2,556
K-Swiss, Inc. — Class A	297	2,524
Maidenform Brands, Inc.*	220	2,523
RCN Corp.*	420	2,507
Steak n Shake Co.*	280	2,447
ChinaCast Education Corp.*	340	2,421
Marcus Corp.	230	2,420
Denny’s Corp.*	1,116	2,399
America’s Car Mart, Inc.*	116	2,378
Standard-Pacific Corp.*	1,167	2,369
Mediacom Communications Corp.*	462	2,361
Isle of Capri Casinos, Inc.*	177	2,358
Lincoln Educational Services Corp.*	110	2,302
Fuqi International, Inc.*	110	2,278
Blyth, Inc.	69	2,263
Overstock.com, Inc.*	184	2,201
Exide Technologies*	580	2,163
Jackson Hewitt Tax Service, Inc.	345	2,160
Borders Group, Inc.*	570	2,098
Pier 1 Imports, Inc.*	1,046	2,092
Speedway Motorsports, Inc.	150	2,064
Krispy Kreme Doughnuts, Inc.*	685	2,055
M/I Homes, Inc.*	207	2,027
Movado Group, Inc.	188	1,982
hhgregg, Inc.*	130	1,971
Zumiez, Inc.*	245	1,962
AFC Enterprises, Inc.*	290	1,957
Tween Brands, Inc.*	290	1,937
FGX International Holdings Ltd.*	170	1,935
Bebe Stores, Inc.	280	1,926
Cavco Industries, Inc.*	76	1,925
Haverty Furniture Companies, Inc.	210	1,921
Belo Corp. — Class A	1,036	1,854
O’Charleys, Inc.	200	1,850
Lithia Motors, Inc. — Class A	200	1,848
Weyco Group, Inc.	80	1,847
Dorman Products, Inc.*	133	1,839
Modine Manufacturing Co.	383	1,838
drugstore.com, Inc.*	1,010	1,838
CSS Industries, Inc.	90	1,834
Rentrak Corp.*	110	1,807
Cherokee, Inc.	90	1,784
Raser Technologies, Inc.*	630	1,764

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Oxford Industries, Inc.	150	$1,747
G-III Apparel Group Ltd.*	150	1,723
Mac-Gray Corp.*	130	1,721
American Axle & Manufacturing Holdings, Inc.	500	1,720
Wonder Auto Technology, Inc.*	168	1,702
Skyline Corp.	78	1,696
Kirkland’s, Inc.*	140	1,681
Midas, Inc.*	160	1,677
Multimedia Games, Inc.*	310	1,538
Conn’s, Inc.*	123	1,538
Amerigon, Inc.*	250	1,525
Talbots, Inc.	280	1,512
Hooker Furniture Corp.	130	1,492
Standard Motor Products, Inc.	180	1,489
Dana Holding Corp.*	1,162	1,487
Furniture Brands International, Inc.	483	1,463
Systemax, Inc.*	120	1,429
Hovnanian Enterprises, Inc. — Class A*	599	1,414
American Apparel, Inc.*	380	1,383
DSW, Inc.*	140	1,379
Global Sources Ltd.*	188	1,355
Universal Travel Group*	120	1,343
Stanley Furniture Co.	120	1,295
McCormick & Schmick’s Seafood Restaurants, Inc.*	170	1,294
Shoe Carnival, Inc.*	100	1,193
Tuesday Morning Corp.*	350	1,180
Audiovox Corp. — Class A*	200	1,172
Youbet.com, Inc.*	350	1,155
Stamps.com, Inc.*	130	1,102
Carmike Cinemas, Inc.*	130	1,089
Sealy Corp.*	531	1,041
Gaiam, Inc.*	187	1,023
CPI Corp.	60	1,019
Outdoor Channel Holdings, Inc.*	170	1,003
Luby’s, Inc.*	240	974
Sinclair Broadcast Group, Inc. — Class A	500	970
Zale Corp.*	280	963
Morgans Hotel Group Co.*	250	958
Martha Stewart Omnimedia, Inc.*	312	955
Benihana, Inc.*	150	948
Princeton Review, Inc.*	175	947
Sport Supply Group, Inc.	110	945
West Marine, Inc.*	170	937

		Market
	Shares	Value

Learning Tree International, Inc.*	90	$927
Build-A-Bear Workshop, Inc.*	204	912
Leapfrog Enterprises, Inc.*	398	911
Reading International, Inc. — Class A*	200	910
New York & Company, Inc.*	290	896
Fisher Communications, Inc.	70	895
Frisch’s Restaurants, Inc.	30	886
Stoneridge, Inc.*	184	885
Town Sports International Holdings, Inc.*	234	878
Carrols Restaurant Group, Inc.*	130	866
Beazer Homes USA, Inc.*	463	847
Ruth’s Chris Steak House*	230	844
Destination Maternity Corp.*	50	834
Hawk Corp.*	60	831
Steinway Musical Instruments, Inc.*	77	825
LodgeNet Interactive Corp.*	240	816
Rex Stores Corp.*	80	805
Perry Ellis International, Inc.*	110	801
Orbitz Worldwide, Inc.*	419	796
Landry’s Restaurants, Inc.*	90	774
Dover Downs Gaming & Entertainment, Inc.	160	744
Unifi, Inc.*	520	738
Monarch Casino & Resort, Inc.*	100	730
Red Lion Hotels Corp.*	150	720
EW Scripps Co. — Class A	330	690
Value Line, Inc.	20	657
Great Wolf Resorts, Inc.*	317	647
Lakes Entertainment, Inc.*	220	640
Kenneth Cole Productions, Inc. — Class A	90	633
Retail Ventures, Inc.*	290	632
Playboy Enterprises, Inc. — Class B*	250	628
Syms Corp.*	80	601
1-800-FLOWERS.com, Inc.*	310	595
Nobel Learning Communities, Inc.*	50	574
Books-A-Million, Inc.	80	569
Einstein Noah Restaurant Group, Inc.*	60	519
Lin TV Corp. — Class A*	307	516
Caribou Coffee Co., Inc.*	80	514
Journal Communications, Inc. — Class A	480	504

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Lear Corp.*	902	$451
Brookfield Homes Corp.*	110	440
Marine Products Corp.	116	435
Bluegreen Corp.*	170	428
US Auto Parts Network, Inc.*	110	415
Primedia, Inc.	190	382
Gander Mountain Co.*	60	360
NIVS IntelliMedia Technology Group, Inc.*	100	296
China Automotive Systems, Inc.*	50	275
Crown Media Holdings, Inc. — Class A*	127	212

Total Consumer Discretionary		1,128,824

ENERGY 2.8%
Nordic American Tanker Shipping	489	15,560
World Fuel Services Corp.	344	14,183
Arena Resources, Inc.*	440	14,014
Dril-Quip, Inc.*	340	12,954
Bill Barrett Corp.*	455	12,494
Bristow Group, Inc.*	344	10,193
Berry Petroleum Co. — Class A	503	9,351
Penn Virginia Corp.	532	8,709
Key Energy Services, Inc.*	1,440	8,294
Gran Tierra Energy, Inc.*	2,370	8,176
CARBO Ceramics, Inc.	220	7,524
NATCO Group, Inc.*	227	7,473
Goodrich Petroleum Corp.*	293	7,205
GulfMark Offshore, Inc.*	260	7,176
Atlas America, Inc.	400	7,148
Lufkin Industries, Inc.	168	7,064
Tetra Technologies, Inc.*	880	7,005
USEC, Inc.*	1,306	6,948
Global Industries Ltd.*	1,160	6,566
Swift Energy Co.*	365	6,077
Contango Oil & Gas Co.*	140	5,949
Parker Drilling Co.*	1,347	5,846
Hornbeck Offshore Services, Inc.*	270	5,775
Willbros Group, Inc.*	460	5,755
General Maritime Corp.	575	5,687
Ship Finance International Ltd.	510	5,625
Carrizo Oil & Gas, Inc.*	321	5,505
Rosetta Resources, Inc.*	610	5,337
James River Coal Co.*	320	4,842
Patriot Coal Corp.*	740	4,721
Cal Dive International, Inc.*	525	4,531

		Market
	Shares	Value

BPZ Resources, Inc.*	904	$4,421
Complete Production Services, Inc.*	677	4,306
McMoRan Exploration Co.*	717	4,273
Hercules Offshore*	1,020	4,049
Delta Petroleum Corp.*	2,072	3,999
W&T Offshore, Inc.	400	3,896
Matrix Service Co.*	296	3,398
Brigham Exploration Co.*	966	3,371
Golar LNG Ltd.	380	3,249
GMX Resources, Inc.*	288	3,064
DHT Maritime, Inc.	583	3,037
International Coal Group, Inc.*	1,060	3,032
Clean Energy Fuels Corp.*	348	2,996
Stone Energy Corp.*	403	2,990
Newpark Resources, Inc.*	1,030	2,935
Vaalco Energy, Inc.*	680	2,876
RPC, Inc.	330	2,755
Knightsbridge Tankers Ltd.	196	2,673
Petroleum Development Corp.*	170	2,667
ION Geophysical Corp.*	1,036	2,663
Dawson Geophysical Co.*	88	2,627
Western Refining, Inc.*	370	2,612
PHI, Inc.*	150	2,571
Pioneer Drilling Co.*	500	2,395
ATP Oil & Gas Corp.*	329	2,290
Gulf Island Fabrication, Inc.	142	2,248
Oilsands Quest, Inc.*	2,256	2,166
Gulfport Energy Corp.*	314	2,151
APCO Argentina, Inc.*	110	2,115
Northern Oil And Gas, Inc.*	330	2,102
CVR Energy, Inc.*	272	1,994
Crosstex Energy, Inc.	473	1,968
Natural Gas Services Group, Inc.*	144	1,915
Cheniere Energy, Inc.*	651	1,914
FX Energy, Inc.*	494	1,872
Petroquest Energy, Inc.*	500	1,845
Endeavour International Corp.*	1,330	1,809
Basic Energy Services, Inc.*	260	1,776
T-3 Energy Services, Inc. — Class A*	148	1,763
Rex Energy Corp.*	303	1,727
Warren Resources, Inc.*	692	1,695
Harvest Natural Resources, Inc.*	380	1,676
Syntroleum Corp.*	730	1,613
Venoco, Inc.*	210	1,611
Allis-Chalmers Energy, Inc.*	690	1,594

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Toreador Resources Corp.	237	$1,588
Panhandle Oil and Gas, Inc. — Class A	80	1,570
Uranium Energy Corp.*	540	1,566
Evergreen Energy Inc.*	1,523	1,493
Zion Oil & Gas, Inc.*	140	1,487
Clayton Williams Energy, Inc.*	73	1,378
Delek US Holdings, Inc.	150	1,272
Boots & Coots, Inc.*	910	1,265
OYO Geospace Corp.*	47	1,206
Bronco Drilling Company, Inc.*	280	1,198
Bolt Technology Corp.*	100	1,124
Teekay Tankers Ltd.	120	1,115
ENGlobal Corp.*	220	1,082
Isramco, Inc.*	10	1,065
Approach Resources, Inc.*	145	1,000
Uranerz Energy Corp.*	520	978
Geokinetics, Inc.*	70	956
Superior Well Services, Inc.*	160	952
Alon USA Energy, Inc.	90	932
Parallel Petroleum Corp.*	480	931
Westmoreland Coal Co.*	110	891
CREDO Petroleum Corp.*	80	854
Georesources, Inc.*	78	796
Union Drilling, Inc.*	120	794
TGC Industries, Inc.*	150	731
Sulphco, Inc.*	788	725
Green Plains Renewable Energy, Inc.*	110	721
Vantage Drilling Co.*	350	613
PrimeEnergy Corp.*	10	358
Cubic Energy, Inc.*	310	335

Total Energy		391,362

MATERIALS 2.3%
Rock-Tenn Co. — Class A	454	17,325
Silgan Holdings, Inc.	308	15,101
Sensient Technologies Corp.	575	12,978
Olin Corp.	913	10,855
H.B. Fuller Co.	570	10,705
OM Group, Inc.*	365	10,592
W.R. Grace & Co.*	840	10,391
Coeur d’Alene Mines Corp.*	803	9,877
Worthington Industries, Inc.	700	8,953
Calgon Carbon Corp.*	642	8,917
Texas Industries, Inc.	270	8,467
Rockwood Holdings, Inc.*	575	8,418
NewMarket Corp.	120	8,080
Domtar Corp.*	480	7,958

		Market
	Shares	Value

Minerals Technologies, Inc.	216	$7,780
Arch Chemicals, Inc.	286	7,033
Hecla Mining Co.*	2,539	6,804
Kaiser Aluminum Corp.	180	6,464
Koppers Holdings, Inc.	240	6,329
Solutia, Inc.*	1,096	6,313
Amcol International Corp.	270	5,827
Balchem Corp.	207	5,076
Schweitzer-Mauduit International, Inc.	180	4,898
RTI International Metals, Inc.*	272	4,806
Glatfelter	528	4,699
Westlake Chemical Corp.	228	4,649
Deltic Timber Corp.	119	4,221
Louisiana-Pacific Corp.*	1,209	4,135
Allied Nevada Gold Corp.*	510	4,111
Stepan Co.	93	4,107
A. Schulman, Inc.	270	4,080
Brush Engineered Materials, Inc.*	227	3,802
Innophos Holdings, Inc.	204	3,445
Wausau Paper Corp.	510	3,427
Spartech Corp.	360	3,308
Century Aluminum Co.*	530	3,302
Clearwater Paper Corp.*	130	3,288
Haynes International, Inc.*	137	3,247
LSB Industries, Inc.*	200	3,234
Horsehead Holding Corp.*	413	3,077
Zoltek Companies, Inc.*	316	3,071
Myers Industries, Inc.	368	3,062
Innospec, Inc.	283	3,042
Zep, Inc.	248	2,988
PolyOne Corp.*	1,083	2,935
Stillwater Mining Co.*	482	2,752
Olympic Steel, Inc.	110	2,692
American Vanguard Corp.	226	2,554
US Gold Corp.*	930	2,455
Graphic Packaging Holding Co.*	1,300	2,379
A.M. Castle & Co.	190	2,295
Hawkins, Inc.	100	2,258
GenTek, Inc.*	100	2,233
Landec Corp.*	315	2,139
Buckeye Technologies, Inc.*	450	2,020
Quaker Chemical Corp.	130	1,728
Omnova Solutions, Inc.*	510	1,663
Headwaters, Inc.*	493	1,656
General Moly, Inc.*	742	1,647
AEP Industries, Inc.*	60	1,583
Bway Holding Co.*	90	1,578
Neenah Paper, Inc.	170	1,498

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Ferro Corp.	525	$1,444
Universal Stainless & Alloy*	80	1,302
ShengdaTech, Inc.*	330	1,244
Paramount Gold and Silver Corp.*	740	1,125
KapStone Paper and Packaging Corp.*	239	1,121
China Precision Steel, Inc.*	356	883
ICO, Inc.*	324	881
United States Lime & Minerals, Inc.*	20	848
China Green Agriculture, Inc.*	100	809
U S Concrete, Inc.*	390	772
General Steel Holdings, Inc.*	176	699
NL Industries, Inc.	80	590
Boise, Inc.*	340	585
Sutor Technology Group Ltd.*	88	288

Total Materials		332,898

UTILITIES 2.2%
Piedmont Natural Gas Co.	858	20,686
WGL Holdings, Inc.	584	18,700
Nicor, Inc.	534	18,487
New Jersey Resources Corp.	493	18,261
Portland General Electric Co.	869	16,928
Cleco Corp.	696	15,604
IDACORP, Inc.	548	14,325
Northwest Natural Gas Co.	307	13,606
South Jersey Industries, Inc.	351	12,246
Southwest Gas Corp.	517	11,483
Avista Corp.	644	11,470
Unisource Energy Corp.	415	11,014
PNM Resources, Inc.	1,009	10,806
Black Hills Corp.	452	10,391
NorthWestern Corp.	418	9,514
Mge Energy, Inc.	268	8,991
Allete, Inc.	310	8,912
Laclede Group, Inc.	260	8,614
CH Energy Group, Inc.	180	8,406
California Water Service Group	228	8,400
UIL Holding Corp.	338	7,588
American States Water Co.	218	7,552
El Paso Electric Co.*	520	7,259
Empire District Electric Co.	400	6,608
SJW Corp.	150	3,405
Consolidated Water Company, Inc.	170	2,695
Chesapeake Utilities Corp.	80	2,602

		Market
	Shares	Value

Central Vermont Public Service Corp.	140	$2,534
Unitil Corp.	120	2,474
Middlesex Water Co.	160	2,312
Connecticut Water Service, Inc.	100	2,169
York Water Co.	130	1,993
Southwest Water Co.	286	1,579
Cadiz, Inc.*	147	1,416
Pennichuck Corp.	50	1,140
Artesian Resources Corp. — Class A	70	1,115
US Geothermal, Inc.*	721	1,024
Florida Public Utilities Co.	70	982

Total Utilities		313,291

CONSUMER STAPLES 2.2%
Chattem, Inc.*	226	15,391
Casey’s General Stores, Inc.	590	15,157
United Natural Foods, Inc.*	500	13,125
Ruddick Corp.	501	11,738
Sanderson Farms, Inc.	244	10,980
TreeHouse Foods, Inc.*	370	10,645
Lancaster Colony Corp.	220	9,695
Universal Corp.	290	9,602
Nu Skin Enterprises, Inc.	582	8,905
Winn-Dixie Stores, Inc.*	633	7,938
Fresh Del Monte Produce, Inc.*	480	7,805
Lance, Inc.	324	7,494
Hain Celestial Group, Inc.*	469	7,321
Central Garden and Pet Co. - Class A*	720	7,092
American Italian Pasta Co.*	240	6,994
Bare Escentuals, Inc.*	770	6,830
Tootsie Roll Industries, Inc.	283	6,421
Darling International, Inc.*	956	6,310
Andersons, Inc.	206	6,168
Vector Group Ltd.	431	6,159
J&J Snack Foods Corp.	160	5,744
WD-40 Co.	190	5,510
Diamond Foods, Inc.	193	5,385
Chiquita Brands International, Inc.*	522	5,356
Smart Balance, Inc.*	733	4,992
Weis Markets, Inc.	130	4,358
Pantry, Inc.*	256	4,250
Cal-Maine Foods, Inc.	165	4,118
Alliance One International, Inc.*	1,043	3,963
Nash Finch Co.	146	3,951

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

American Oriental Bioengineering, Inc.*	720	$3,809
American Dairy, Inc.*	90	3,569
Heckmann Corp.*	930	3,487
Spartan Stores, Inc.	263	3,264
Pricesmart, Inc.	190	3,182
Boston Beer Company, Inc. — Class A*	98	2,900
Seneca Foods Corp. — Class A*	80	2,674
Coca-Cola Bottling Company Consolidated	46	2,536
Elizabeth Arden, Inc.*	276	2,409
Prestige Brands Holdings, Inc. — Class A*	390	2,398
Zhongpin, Inc.*	230	2,383
Ingles Markets, Inc. — Class A	154	2,347
Calavo Growers, Inc.	117	2,320
Synutra International, Inc.*	207	2,277
Village Super Market	70	2,082
USANA Health Sciences, Inc.*	70	2,081
AgFeed Industries, Inc.*	324	1,921
Farmer Brothers Co.	80	1,830
B&G Foods, Inc.	207	1,741
Medifast, Inc.*	150	1,719
Imperial Sugar Company, Inc.	137	1,659
Great Atlantic & Pacific Tea Company, Inc*	390	1,657
China Sky One Medical, Inc.*	120	1,618
Griffin Land & Nurseries, Inc.	45	1,408
National Beverage Corp.*	132	1,406
Nutraceutical International Corp.*	130	1,351
Revlon, Inc.*	230	1,251
Arden Group, Inc.	10	1,251
Inter Parfums, Inc.	170	1,248
Orchids Paper Products Co.*	60	1,233
Alico, Inc.	36	1,081
Susser Holdings Corp.*	90	1,007
HQ Sustainable Maritime Industries, Inc.*	105	961
Diedrich Coffee, Inc.*	40	951
Overhill Farms, Inc.*	180	949
Oil-Dri Corp. of America	60	891
Omega Protein Corp.*	217	881
Female Health Co.*	180	864
China-Biotics, Inc.*	80	862
Star Scientific, Inc.*	895	796
Lifeway Foods, Inc.*	60	774
Zapata Corp.*	110	749

		Market
	Shares	Value

Schiff Nutrition International, Inc.*	133	$677
Mannatech, Inc.	180	594

Total Consumer Staples		306,445

TELECOMMUNICATION SERVICES 0.8%
Syniverse Holdings, Inc.*	798	12,792
Neutral Tandem, Inc.*	382	11,277
Centennial Communications Corp.*	986	8,243
Premiere Global Services, Inc.*	710	7,696
Cincinnati Bell, Inc.*	2,501	7,103
NTELOS Holdings Corp.	350	6,447
Shenandoah Telecommunications Co.	280	5,681
AboveNet, Inc.*	70	5,669
Iowa Telecommunications Services, Inc.	378	4,729
Cogent Communications Group, Inc.*	521	4,246
Atlantic Tele-Network, Inc.	100	3,929
Cbeyond, Inc.*	270	3,874
PAETEC Holding Corp.*	1,433	3,869
Alaska Communications Systems Group, Inc.	512	3,748
General Communication, Inc. — Class A*	490	3,396
USA Mobility, Inc.	258	3,292
Consolidated Communications Holdings, Inc.	270	3,162
Global Crossing Ltd*	338	3,103
iPCS, Inc. — Class A*	196	2,932
SureWest Communications*	170	1,780
Virgin Mobile USA, Inc. — Class A*	442	1,777
D&E Communications, Inc.	170	1,739
HickoryTech Corp.	150	1,152
inContact, Inc.*	320	877
Fibernet Telecom Group, Inc.*	70	869
Fairpoint Communications, Inc.	1,040	624

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Ibasis, Inc.*	320	$419

Total Telecommunication Services		114,425

Total Common Stocks (Cost $7,521,689)		8,716,568

RIGHTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Sealy Corp.*	381	808

Total Consumer Discretionary		808

Total Rights (Cost $0)		808

	Face
	Amount

REPURCHASE AGREEMENTS † 27.9%
Mizuho Financial Group, Inc. issued 06/30/09 at 0.01% due 07/01/09	1,893,130	1,893,130
HSBC Group issued 06/30/09 at 0.01% due 07/01/09	885,764	885,764
Morgan Stanley issued 06/30/09 at 0.00% due 07/01/09	679,085	679,085
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09	501,992	501,992

Total Repurchase Agreements (Cost $3,959,971)		3,959,971

Total Investments 89.4% (Cost $11,481,660)		$12,677,347

Other Assets in Excess of Liabilities – 10.6%		$1,507,593

Net Assets – 100.0%		$14,184,940

		Unrealized
	Contracts	Gain (Loss)

Futures Contracts Purchased
September 2009 Russell 2000 Index
Mini Futures Contracts (Aggregate Market Value of Contracts $861,220)	17	4,784

		Unrealized
	Units	Gain (Loss)

Equity Index Swap Agreements Purchased
Goldman Sachs International July 2009 Russell 2000 Index Swap, Terminating 07/08/09††
(Notional Market Value of Contracts $3,017,559)	5,937	59,760
Credit Suisse Capital, LLC September 2009 Russell 2000 Index Swap, Terminating 09/25/09††
(Notional Market Value of Contracts $416,999)	820	(1,183)

(Total Notional Market Value of Contracts $3,434,558)		$58,577

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	Total Return based on Russell 2000 Index +/- financing at a variable rate.

S&P 500 PURE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

COMMON STOCKS 99.4%

INFORMATION TECHNOLOGY 29.8%
Agilent Technologies, Inc.*	8,582	$174,300
Cognizant Technology
Solutions Corp. — Class A*	6,486	173,176
Google, Inc. — Class A*	391	164,842
Motorola, Inc.	23,592	156,415
Apple, Inc.*	1,070	152,400
Akamai Technologies, Inc.*	7,751	148,664
SanDisk Corp.*	10,082	148,105
Salesforce.com, Inc.*	3,625	138,366
BMC Software, Inc.*	4,094	138,336
MasterCard, Inc.	808	135,187
Amphenol Corp.	4,024	127,319
Western Digital Corp.*	4,390	116,335
Dell, Inc.*	8,248	113,245
Texas Instruments, Inc.	5,156	109,823
NetApp, Inc.*	5,451	107,494
Microsoft Corp.	4,456	105,919
National Semiconductor Corp.	8,242	103,437
Yahoo!, Inc.*	6,297	98,611
Western Union Co.	5,777	94,743
Autodesk, Inc.*	4,969	94,312
Oracle Corp.	4,171	89,343
Qualcomm, Inc.	1,931	87,281
eBay, Inc.*	5,079	87,003
Intuit, Inc.*	3,032	85,381
Cisco Systems, Inc.*	4,364	81,345
Paychex, Inc.	3,096	78,019
Adobe Systems, Inc.*	2,586	73,184
Fiserv, Inc.*	1,516	69,281
VeriSign, Inc.*	3,699	68,358
MEMC Electronic Materials, Inc.*	3,724	66,325
Altera Corp.	3,948	64,273
Total System Services, Inc.	4,734	63,388
Flir Systems, Inc.*	2,686	60,596
Compuware Corp.*	7,321	50,222
Harris Corp.	1,754	49,743
Lexmark International, Inc.*	1,997	31,653

Total Information Technology		3,706,424

ENERGY 15.8%
Schlumberger Ltd.	2,880	155,837
XTO Energy, Inc.	3,306	126,091
Murphy Oil Corp.	2,159	117,277
Chesapeake Energy Corp.	5,571	110,473

		Market
	Shares	Value

BJ Services Co.	7,826	$106,668
Nabors Industries Ltd.*	6,837	106,520
EOG Resources, Inc.	1,390	94,409
Exxon Mobil Corp.	1,271	88,856
Baker Hughes, Inc.	2,353	85,743
Cabot Oil & Gas Corp.	2,618	80,215
Apache Corp.	1,087	78,427
Sunoco, Inc.	3,373	78,254
Cameron International Corp.*	2,733	77,344
Chevron Corp.	1,137	75,326
Anadarko Petroleum Corp.	1,659	75,302
ENSCO International, Inc.	2,119	73,889
Smith International, Inc.	2,764	71,173
Hess Corp.	1,324	71,165
Consol Energy, Inc.	2,032	69,007
FMC Technologies, Inc.*	1,760	66,141
Range Resources Corp.	1,473	60,997
Denbury Resources, Inc.*	4,020	59,215
Devon Energy Corp.	794	43,273

Total Energy		1,971,602

CONSUMER DISCRETIONARY 13.7%
Sears Holdings Corp.*	3,633	241,667
Coach, Inc.	5,943	159,748
Amazon.com, Inc.*	1,774	148,413
TJX Companies, Inc.	4,078	128,294
Abercrombie & Fitch Co. — Class A	4,682	118,876
Starbucks Corp.*	8,292	115,176
Apollo Group, Inc. — Class A*	1,354	96,297
AutoZone, Inc.*	595	89,910
McGraw-Hill Companies, Inc.	2,933	88,313
Bed Bath & Beyond, Inc.*	2,602	80,012
Yum! Brands, Inc.	2,248	74,948
Wynn Resorts Ltd.*	1,997	70,494
Sherwin-Williams Co.	1,299	69,821
Viacom, Inc. — Class B*	3,053	69,303
Black & Decker Corp.	1,903	54,540
Nike, Inc. — Class B	1,000	51,780
GameStop Corp. — Class A*	2,315	50,953

Total Consumer Discretionary		1,708,545

HEALTH CARE 12.3%
Intuitive Surgical, Inc.*	1,234	201,956
Celgene Corp.*	2,839	135,818
Waters Corp.*	2,339	120,388
DaVita, Inc.*	2,413	119,347
Express Scripts, Inc.*	1,476	101,475

 1

S&P 500 PURE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

UnitedHealth Group, Inc.	3,527	$88,104
Varian Medical Systems, Inc.*	2,370	83,282
IMS Health, Inc.	6,317	80,226
St. Jude Medical, Inc.*	1,768	72,665
Amgen, Inc.*	1,242	65,751
Medtronic, Inc.	1,819	63,465
Forest Laboratories, Inc.*	2,516	63,177
Biogen Idec, Inc.*	1,311	59,192
Johnson & Johnson	1,036	58,845
Laboratory Corporation of America Holdings*	810	54,910
Zimmer Holdings, Inc.*	1,263	53,804
Patterson Companies, Inc.*	2,430	52,731
Stryker Corp.	1,326	52,695

Total Health Care		1,527,831

FINANCIALS 9.0%
CB Richard Ellis Group, Inc. — Class A*	22,394	209,608
IntercontinentalExchange, Inc.*	1,771	202,319
Goldman Sachs Group, Inc.	1,211	178,550
NYSE Euronext	4,936	134,506
SLM Corp.*	13,034	133,859
CME Group, Inc.	390	121,333
Progressive Corp.*	5,318	80,355
Franklin Resources, Inc.	921	66,321

Total Financials		1,126,851

INDUSTRIALS 8.3%
Paccar, Inc.	3,517	114,338
Rockwell Collins, Inc.	2,385	99,526
CH Robinson Worldwide, Inc.	1,550	80,832
Caterpillar, Inc.	2,445	80,783
Rockwell Automation, Inc.	2,475	79,497
Dun & Bradstreet Corp.	965	78,368
3M Co.	1,303	78,310
Robert Half International, Inc.	3,224	76,151
Equifax, Inc.	2,817	73,524
Expeditors International of Washington, Inc.	2,204	73,481
Lockheed Martin Corp.	844	68,069
Fastenal Co.	1,885	62,525
Danaher Corp.	1,002	61,863

Total Industrials		1,027,267

		Market
	Shares	Value

MATERIALS 5.7%
Freeport-McMoRan Copper & Gold, Inc.	5,302	$265,683
Titanium Metals Corp.	17,759	163,205
Nucor Corp.	2,929	130,136
Ball Corp.	1,964	88,694
Ecolab, Inc.	1,447	56,419

Total Materials		704,137

CONSUMER STAPLES 4.4%
Avon Products, Inc.	3,013	77,675
PepsiCo, Inc.	1,301	71,503
Colgate-Palmolive Co.	1,001	70,811
Kellogg Co.	1,473	68,597
Hershey Co.	1,879	67,644
Sysco Corp.	2,943	66,159
Campbell Soup Co.	2,188	64,371
Estee Lauder Companies, Inc. — Class A	1,957	63,935

Total Consumer Staples		550,695

UTILITIES 0.4%
Questar Corp.	1,753	54,536

Total Utilities		54,536

Total Common Stocks (Cost $9,199,071)		12,377,888

	Face
	Amount

REPURCHASE AGREEMENTS † 0.6%
Mizuho Financial Group, Inc.
issued 06/30/09 at
0.01% due 07/01/09	39,643	39,643
HSBC Group issued 06/30/09 at
0.01% due 07/01/09	18,548	18,548
Morgan Stanley issued 06/30/09
at 0.00% due 07/01/09	14,221	14,221

Total Repurchase Agreements (Cost $72,412)		72,412

 2

S&P 500 PURE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

Market
Value

Total Investments 100.0% (Cost $9,271,483)	$12,450,300

Liabilities in Excess of Other Assets – 0.0%	$(1,123)

Net Assets – 100.0%	$12,449,177

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

 3

S&P 500 PURE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

COMMON STOCKS 99.5%

FINANCIALS 35.7%
XL Capital Ltd.	48,687	$557,953
Genworth Financial, Inc. — Class A	53,859	376,474
Morgan Stanley	6,048	172,428
ProLogis	21,073	169,848
Hartford Financial Services Group, Inc.	11,408	135,413
American International Group, Inc.*	106,016	122,979
Host Hotels & Resorts, Inc.	14,026	117,678
Lincoln National Corp.	5,972	102,778
CIT Group, Inc.	42,059	90,427
Comerica, Inc.	3,754	79,397
Bank of America Corp.	5,371	70,897
Legg Mason, Inc.	2,757	67,216
Prudential Financial, Inc.	1,692	62,976
Fifth Third Bancorp	8,722	61,926
Allstate Corp.	2,151	52,484
Apartment Investment & Management Co. — Class A	4,572	40,462
HCP, Inc.	1,909	40,452
Citigroup, Inc.	13,225	39,278
SunTrust Banks, Inc.	2,299	37,819
Ameriprise Financial, Inc.	1,547	37,546
Boston Properties, Inc.	781	37,254
Health Care REIT, Inc.	1,089	37,135
Simon Property Group, Inc.	714	36,731
Principal Financial Group, Inc.	1,896	35,721
Vornado Realty Trust	786	35,393
Huntington Bancshares, Inc.	8,020	33,524
JPMorgan Chase & Co.	956	32,609
Capital One Financial Corp.	1,304	28,531
KIMCO Realty Corp.	2,727	27,406
BB&T Corp.	1,240	27,255
Cincinnati Financial Corp.	1,153	25,770
Regions Financial Corp.	6,361	25,698
Assurant, Inc.	1,030	24,813
Equity Residential	1,108	24,631
Marshall & Ilsley Corp.	4,851	23,285
KeyCorp	4,410	23,108
AvalonBay Communities, Inc.	405	22,656
U.S. Bancorp	1,079	19,336

		Market
	Shares	Value

Zions Bancorporation	993	$11,479

Total Financials		2,968,766

CONSUMER DISCRETIONARY 23.4%
Office Depot, Inc.*	56,331	256,869
Wyndham Worldwide Corp.	15,029	182,152
Ford Motor Co.*	29,288	177,778
Macy’s, Inc.	13,895	163,405
Goodyear Tire & Rubber Co.*	13,008	146,470
CBS Corp.	17,067	118,104
AutoNation, Inc.*	4,873	84,547
J.C. Penney Company, Inc.	2,677	76,857
Limited Brands, Inc.	6,161	73,747
International Game Technology, Inc.	4,599	73,124
Whirlpool Corp.	1,570	66,819
Gannett Co., Inc.	18,673	66,663
Meredith Corp.	2,539	64,871
Carnival Corp.	2,307	59,451
Leggett & Platt, Inc.	3,069	46,741
Starwood Hotels & Resorts Worldwide, Inc.	2,020	44,844
Johnson Controls, Inc.	2,022	43,918
Newell Rubbermaid, Inc.	4,200	43,722
Eastman Kodak Co.	12,490	36,970
Time Warner, Inc.	1,432	36,072
Darden Restaurants, Inc.	913	30,111
Mattel, Inc.	1,660	26,643
Fortune Brands, Inc.	653	22,685

Total Consumer Discretionary		1,942,563

MATERIALS 8.9%
MeadWestvaco Corp.	7,715	126,603
AK Steel Holding Corp.	6,535	125,407
International Paper Co.	7,539	114,065
Alcoa, Inc.	8,351	86,266
Dow Chemical Co.	3,494	56,393
United States Steel Corp.	1,508	53,896
Eastman Chemical Co.	1,373	52,037
Air Products & Chemicals, Inc.	653	42,177
Weyerhaeuser Co.	1,373	41,780
E.I. du Pont de Nemours and Co.	1,560	39,967

Total Materials		738,591

 1

S&P 500 PURE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

UTILITIES 7.7%
Constellation Energy Group, Inc.	3,458	$91,914
NiSource, Inc.	6,632	77,329
Pinnacle West Capital Corp.	1,827	55,084
TECO Energy, Inc.	3,505	41,815
Pepco Holdings, Inc.	3,020	40,589
DTE Energy Co.	1,233	39,456
Ameren Corp.	1,551	38,604
Duke Energy Corp.	2,519	36,752
Progress Energy, Inc.	954	36,090
Integrys Energy Group, Inc.	1,157	34,698
CenterPoint Energy, Inc.	3,016	33,417
Consolidated Edison, Inc.	876	32,780
American Electric Power Company, Inc.	945	27,301
Xcel Energy, Inc.	1,455	26,787
SCANA Corp.	776	25,197

Total Utilities		637,813

CONSUMER STAPLES 6.3%
SUPERVALU, INC.	13,241	171,471
Tyson Foods, Inc. — Class A	9,051	114,133
Coca-Cola Enterprises, Inc.	3,614	60,173
Altria Group, Inc.	3,407	55,841
Philip Morris International, Inc.	1,215	52,998
Reynolds American, Inc.	1,024	39,547
ConAgra Foods, Inc.	1,615	30,782

Total Consumer Staples		524,945

ENERGY 3.7%
Tesoro Corp.	13,495	171,791
Spectra Energy Corp.	3,997	67,629
Valero Energy Corp.	3,831	64,706

Total Energy		304,126

HEALTH CARE 3.6%
Tenet Healthcare Corp.*	50,680	142,917
AmerisourceBergen Corp.	4,824	85,578
Pfizer, Inc.	2,274	34,110
McKesson Corp.	758	33,352

Total Health Care		295,957

		Market
	Shares	Value

TELECOMMUNICATION SERVICES 3.5%
Qwest Communications International, Inc.	20,147	$83,610
CenturyTel, Inc.	2,400	73,680
Windstream Corp.	5,206	43,522
Frontier Communications Corp.	5,300	37,842
Verizon Communications, Inc.	906	27,841
AT&T, Inc.	1,033	25,660

Total Telecommunication Services		292,155

INFORMATION TECHNOLOGY 3.5%
Jabil Circuit, Inc.	13,948	103,494
Sun Microsystems, Inc.*	7,652	70,552
Analog Devices, Inc.	1,967	48,742
Microchip Technology, Inc.	1,734	39,102
Molex, Inc.	1,878	29,203

Total Information Technology		291,093

INDUSTRIALS 3.2%
RR Donnelley & Sons Co.	5,707	66,315
Masco Corp.	5,805	55,612
Textron, Inc.	3,928	37,945
General Electric Co.	2,881	33,765
Northrop Grumman Corp.	650	29,692
Avery Dennison Corp.	954	24,499
Ryder System, Inc.	783	21,861

Total Industrials		269,689

Total Common Stocks (Cost $5,906,973)		8,265,698

Total Investments 99.5% (Cost $5,906,973)		$8,265,698

Other Assets in Excess of Liabilities – 0.5%		$43,941

Net Assets – 100.0%		$8,309,639

*	Non-Income Producing Security.

 2

S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

COMMON STOCKS 89.7%

INFORMATION TECHNOLOGY 16.5%
Microsoft Corp.	128,700	$3,059,199
International Business Machines Corp.	22,136	2,311,441
Apple, Inc.*	14,940	2,127,904
Cisco Systems, Inc.*	96,681	1,802,134
Google, Inc. — Class A*	4,040	1,703,224
Intel Corp.	93,613	1,549,295
Hewlett-Packard Co.	40,035	1,547,353
Oracle Corp.	63,690	1,364,240
Qualcomm, Inc.	27,830	1,257,916
Texas Instruments, Inc.	21,410	456,033
EMC Corp*	33,833	443,212
Corning, Inc.	26,130	419,648
Dell, Inc.*	29,130	399,955
Yahoo!, Inc.*	23,460	367,384
eBay, Inc.*	18,101	310,070
Automatic Data Processing, Inc.	8,407	297,944
Motorola, Inc.	38,550	255,586
Adobe Systems, Inc.*	8,776	248,361
Applied Materials, Inc.	22,335	245,015
Symantec Corp.*	13,750	213,950
Juniper Networks, Inc.*	8,800	207,680
MasterCard, Inc.	1,216	203,449
Western Union Co.	11,790	193,356
Broadcom Corp. — Class A*	7,190	178,240
Intuit, Inc.*	5,430	152,909
Paychex, Inc.	5,400	136,080
Cognizant Technology Solutions Corp. — Class A*	4,910	131,097
Analog Devices, Inc.	4,881	120,951
Fiserv, Inc.*	2,620	119,734
Electronic Arts, Inc.*	5,430	117,940
Agilent Technologies, Inc.*	5,748	116,742
Sun Microsystems, Inc.*	12,550	115,711
CA, Inc.	6,605	115,125
Computer Sciences Corp.*	2,550	112,965
McAfee, Inc.*	2,610	110,116
NetApp, Inc.*	5,560	109,643
BMC Software, Inc.*	3,110	105,087
NVIDIA Corp.*	9,178	103,620
Western Digital Corp.*	3,740	99,110
Citrix Systems, Inc.*	3,040	96,946
Xilinx, Inc.	4,628	94,689
Xerox Corp.	14,540	94,219
Amphenol Corp.	2,868	90,744

		Market
	Shares	Value

Linear Technology Corp.	3,740	$87,329
Altera Corp.	4,911	79,951
Autodesk, Inc.*	3,825	72,598
Affiliated Computer Services, Inc. — Class A*	1,634	72,582
KLA-Tencor Corp.	2,860	72,215
Micron Technology, Inc.*	14,238	72,044
Microchip Technology, Inc.	3,070	69,228
Salesforce.com, Inc.*	1,787	68,210
Teradata Corp.*	2,900	67,947
MEMC Electronic Materials, Inc.*	3,760	66,966
Fidelity National Information Services, Inc.	3,220	64,271
Harris Corp.	2,230	63,243
VeriSign, Inc.*	3,240	59,875
Flir Systems, Inc.*	2,530	57,077
SanDisk Corp.*	3,810	55,969
Akamai Technologies, Inc.*	2,899	55,603
LSI Logic Corp.*	10,910	49,750
Total System Services, Inc.	3,320	44,455
National Semiconductor Corp.	3,276	41,114
Tellabs, Inc.*	6,650	38,104
Advanced Micro Devices, Inc.*	9,394	36,355
Molex, Inc.	2,330	36,231
Compuware Corp.*	4,070	27,920
Novellus Systems, Inc.*	1,640	27,388
Jabil Circuit, Inc.	3,590	26,638
Novell, Inc.*	5,800	26,274
QLogic Corp.*	2,000	25,360
JDS Uniphase Corp.*	3,710	21,221
Lexmark International, Inc.*	1,310	20,763
Teradyne, Inc.*	2,909	19,956
Convergys Corp.*	2,060	19,117
Ciena Corp.*	1,530	15,835

Total Information Technology		24,867,606

HEALTH CARE 12.5%
Johnson & Johnson	46,222	2,625,410
Pfizer, Inc.	113,470	1,702,050
Abbott Laboratories	25,892	1,217,960
Wyeth	22,420	1,017,644
Merck & Company, Inc.	35,460	991,462
Amgen, Inc.*	16,956	897,651
Gilead Sciences, Inc.*	15,182	711,125
Schering-Plough Corp.	27,380	687,786
Bristol-Myers Squibb Co.	33,184	673,967
Medtronic, Inc.	18,800	655,932
Eli Lilly & Co.	16,936	586,663
Baxter International, Inc.	10,131	536,538

 1

S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

UnitedHealth Group, Inc.	20,000	$499,600
WellPoint, Inc.*	8,150	414,753
Celgene Corp.*	7,739	370,234
Medco Health Solutions, Inc.*	8,110	369,897
Express Scripts, Inc.*	4,560	313,500
Becton, Dickinson & Co.	4,030	287,379
Thermo Fisher Scientific, Inc.*	7,030	286,613
Boston Scientific Corp.*	25,234	255,873
Genzyme Corp.*	4,540	252,742
Allergan, Inc.	5,150	245,037
St. Jude Medical, Inc.*	5,816	239,038
Biogen Idec, Inc.*	4,850	218,977
McKesson Corp.	4,560	200,640
Aetna, Inc.	7,481	187,399
Cardinal Health, Inc.	6,050	184,828
Stryker Corp.	4,010	159,357
Zimmer Holdings, Inc.*	3,620	154,212
Quest Diagnostics, Inc.	2,520	142,204
Forest Laboratories, Inc.*	5,070	127,308
C.R. Bard, Inc.	1,663	123,810
Laboratory Corporation of America Holdings*	1,820	123,378
Life Technologies Corp.*	2,938	122,573
CIGNA Corp.	4,590	110,573
Intuitive Surgical, Inc.*	640	104,742
Hospira, Inc.*	2,700	104,004
Humana, Inc.*	2,850	91,941
AmerisourceBergen Corp.	5,060	89,764
DaVita, Inc.*	1,740	86,060
Waters Corp.*	1,620	83,381
DENTSPLY International, Inc.	2,500	76,300
Varian Medical Systems, Inc.*	2,106	74,005
Cephalon, Inc.*	1,240	70,246
Mylan Laboratories, Inc.*	5,130	66,947
Millipore Corp.*	930	65,295
Watson Pharmaceuticals, Inc.*	1,770	59,578
Coventry Health Care, Inc.*	2,500	46,775
King Pharmaceuticals, Inc.*	4,170	40,157
IMS Health, Inc.	3,060	38,862
PerkinElmer, Inc.	1,960	34,104
Patterson Companies, Inc.*	1,537	33,353
Tenet Healthcare Corp.*	7,020	19,796

Total Health Care		18,879,423

FINANCIALS 12.2%
JPMorgan Chase & Co.	65,353	2,229,191
Wells Fargo & Co.	78,290	1,899,315

		Market
	Shares	Value

Bank of America Corp.	135,481	$1,788,349
Goldman Sachs Group, Inc.	8,470	1,248,817
Morgan Stanley	22,730	648,032
Bank of New York Mellon Corp.	20,024	586,903
U.S. Bancorp	31,910	571,827
American Express Co.	19,895	462,360
MetLife, Inc.	13,760	412,938
Travelers Companies, Inc.	9,838	403,752
State Street Corp.	8,300	391,760
CME Group, Inc.	1,114	346,577
PNC Financial Services Group, Inc.	7,740	300,389
Prudential Financial, Inc.	7,780	289,572
Charles Schwab Corp.	15,790	276,957
Citigroup, Inc.	92,352	274,285
AFLAC, Inc.	7,830	243,435
Simon Property Group, Inc.	4,671	240,208
BB&T Corp.	10,838	238,219
Chubb Corp.	5,920	236,090
Allstate Corp.	8,985	219,234
Northern Trust Corp.	4,050	217,404
Franklin Resources, Inc.	2,520	181,465
T. Rowe Price Group, Inc.	4,300	179,181
Marsh & McLennan Companies, Inc.	8,786	176,862
Aon Corp.	4,629	175,300
Progressive Corp.*	11,448	172,979
Loews Corp.	6,070	166,318
Capital One Financial Corp.	7,600	166,288
IntercontinentalExchange, Inc.*	1,220	139,373
Public Storage	2,110	138,163
SunTrust Banks, Inc.	7,810	128,474
Invesco Ltd.	6,920	123,314
Vornado Realty Trust	2,671	120,283
NYSE Euronext	4,370	119,083
Hudson City Bancorp, Inc.	8,770	116,553
Boston Properties, Inc.	2,330	111,141
Ameriprise Financial, Inc.	4,264	103,487
Equity Residential	4,600	102,258
Principal Financial Group, Inc.	5,220	98,345
HCP, Inc.	4,580	97,050
Unum Group	5,570	88,340
People’s United Financial, Inc.	5,860	88,134
Fifth Third Bancorp	12,360	87,756
Lincoln National Corp.	4,980	85,706
Host Hotels & Resorts, Inc.	10,110	84,823
Moody’s Corp.	3,210	84,584
Discover Financial Services	8,100	83,187

 2

S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Plum Creek Timber Company, Inc. (REIT)	2,740	$81,597
SLM Corp.*	7,860	80,722
Ventas, Inc.	2,630	78,532
Regions Financial Corp.	19,420	78,457
AvalonBay Communities, Inc.	1,335	74,680
M&T Bank Corp.	1,380	70,283
XL Capital Ltd.	5,750	65,895
Hartford Financial Services Group, Inc.	5,470	64,929
Leucadia National Corp.*	3,050	64,325
Health Care REIT, Inc.	1,870	63,767
KeyCorp	11,900	62,356
Cincinnati Financial Corp.	2,730	61,016
ProLogis	7,440	59,966
Legg Mason, Inc.	2,410	58,756
KIMCO Realty Corp.	5,440	54,672
Comerica, Inc.	2,540	53,721
American International Group, Inc.*	45,080	52,293
Torchmark Corp.	1,390	51,486
Genworth Financial, Inc. — Class A	7,280	50,887
Nasdaq Stock Market, Inc.*	2,308	49,183
Assurant, Inc.	1,970	47,457
First Horizon National Corp.*	3,611	43,331
Huntington Bancshares, Inc.	9,140	38,205
CB Richard Ellis Group, Inc. — Class A*	3,980	37,253
Federated Investors, Inc. — Class B	1,499	36,111
Janus Capital Group, Inc.	2,710	30,894
Marshall & Ilsley Corp.	5,920	28,416
Zions Bancorporation	1,940	22,426
E*Trade Financial Corp.*	16,537	21,167
Apartment Investment & Management Co. — Class A	1,962	17,364
CIT Group, Inc.	6,540	14,061
MBIA, Inc.*	2,870	12,427

Total Financials		18,370,696

ENERGY 11.2%
Exxon Mobil Corp.	82,050	5,736,115
Chevron Corp.	33,583	2,224,874
Schlumberger Ltd.	20,120	1,088,693
ConocoPhillips	24,910	1,047,715
Occidental Petroleum Corp.	13,630	896,990
Devon Energy Corp.	7,460	406,570
Apache Corp.	5,618	405,339
Anadarko Petroleum Corp.	8,358	379,370

		Market
	Shares	Value

XTO Energy, Inc.	9,750	$371,865
Marathon Oil Corp.	11,900	358,547
Halliburton Co.	15,032	311,162
EOG Resources, Inc.	4,210	285,943
Hess Corp.	4,780	256,925
National-Oilwell Varco, Inc.*	7,030	229,600
Southwestern Energy Co.*	5,780	224,553
Baker Hughes, Inc.	5,188	189,051
Chesapeake Energy Corp.	9,480	187,988
Spectra Energy Corp.	10,850	183,582
Murphy Oil Corp.	3,207	174,204
Noble Energy, Inc.	2,906	171,367
Valero Energy Corp.	9,350	157,922
Williams Companies, Inc.	9,747	152,151
Peabody Energy Corp.	4,500	135,720
Range Resources Corp.	2,630	108,908
El Paso Corp.	11,790	108,822
Cameron International Corp.*	3,650	103,295
Consol Energy, Inc.	3,040	103,238
Diamond Offshore Drilling, Inc.	1,168	97,002
Smith International, Inc.	3,690	95,018
ENSCO International, Inc.	2,380	82,991
FMC Technologies, Inc.*	2,080	78,166
Nabors Industries Ltd.*	4,760	74,161
BJ Services Co.	4,910	66,923
Denbury Resources, Inc.*	4,180	61,571
Cabot Oil & Gas Corp.	1,740	53,314
Pioneer Natural Resources Co.	1,920	48,960
Sunoco, Inc.	1,966	45,611
Rowan Companies, Inc.	1,900	36,708
Tesoro Corp.	2,330	29,661
Massey Energy Co.	1,440	28,138

Total Energy		16,798,733

CONSUMER STAPLES 10.7%
Procter & Gamble Co.	49,010	2,504,411
Wal-Mart Stores, Inc.	37,530	1,817,953
Coca-Cola Co.	33,354	1,600,658
PepsiCo, Inc.	26,180	1,438,853
Philip Morris International, Inc.	32,980	1,438,588
CVS Caremark Corp.	24,388	777,246
Kraft Foods, Inc.	24,760	627,418
Colgate-Palmolive Co.	8,400	594,216
Altria Group, Inc.	34,770	569,880
Walgreen Co.	16,680	490,392
Kimberly-Clark Corp.	6,960	364,913
Costco Wholesale Corp.	7,300	333,610
General Mills, Inc.	5,530	309,791

 3

S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Archer-Daniels-Midland Co.	10,759	$288,018
Kroger Co.	10,970	241,888
Sysco Corp.	9,920	223,002
Kellogg Co.	4,247	197,783
Lorillard, Inc.	2,830	191,789
H.J. Heinz Co.	5,290	188,853
Avon Products, Inc.	7,149	184,301
Safeway, Inc.	7,160	145,849
ConAgra Foods, Inc.	7,520	143,331
Clorox Co.	2,340	130,642
Sara Lee Corp.	11,700	114,192
Reynolds American, Inc.	2,840	109,681
Molson Coors Brewing Co. — Class B	2,510	106,248
Hershey Co.	2,788	100,368
Campbell Soup Co.	3,360	98,851
J.M. Smucker Co.	1,989	96,785
Dr Pepper Snapple Group, Inc.*	4,267	90,418
Coca-Cola Enterprises, Inc.	5,330	88,745
Pepsi Bottling Group, Inc.	2,300	77,832
McCormick & Company, Inc.	2,187	71,143
Brown-Forman Corp. — Class B	1,640	70,487
Tyson Foods, Inc. — Class A	5,080	64,059
Estee Lauder Companies, Inc. — Class A	1,948	63,641
Dean Foods Co.*	2,980	57,186
SUPERVALU, INC.	3,560	46,102
Whole Foods Market, Inc.*	2,360	44,793
Constellation Brands, Inc. — Class A*	3,309	41,958
Hormel Foods Corp.	1,170	40,412

Total Consumer Staples		16,186,286

INDUSTRIALS 8.8%
General Electric Co.	177,392	2,079,034
United Parcel Service, Inc. — Class B	16,730	836,333
United Technologies Corp.	15,840	823,046
3M Co.	11,680	701,968
Boeing Co.	12,210	518,925
Lockheed Martin Corp.	5,490	442,768
Union Pacific Corp.	8,480	441,469
Emerson Electric Co.	12,640	409,536
Honeywell International, Inc.	12,510	392,814
General Dynamics Corp.	6,470	358,373
Burlington Northern Santa Fe Corp.	4,680	344,167
Caterpillar, Inc.	10,120	334,365
Raytheon Co.	6,630	294,571

		Market
	Shares	Value

FedEx Corp.	5,240	$291,449
Deere & Co.	7,110	284,045
Danaher Corp.	4,290	264,865
Northrop Grumman Corp.	5,440	248,499
Illinois Tool Works, Inc.	6,470	241,590
Waste Management, Inc.	8,270	232,883
Norfolk Southern Corp.	6,170	232,424
CSX Corp.	6,580	227,865
Paccar, Inc.	6,110	198,636
Precision Castparts Corp.	2,360	172,351
Fluor Corp.	3,020	154,896
CH Robinson Worldwide, Inc.	2,850	148,628
ITT Corporation	3,058	136,081
L-3 Communications Holdings, Inc.	1,960	135,985
Republic Services, Inc.	5,410	132,058
Eaton Corp.	2,780	124,016
Cummins, Inc.	3,390	119,362
Expeditors International of Washington, Inc.	3,570	119,024
Parker Hannifin Corp.	2,698	115,906
Rockwell Collins, Inc.	2,660	111,002
Goodrich Corp.	2,080	103,938
Dover Corp.	3,130	103,572
Jacobs Engineering Group, Inc.*	2,080	87,547
Iron Mountain, Inc.*	3,030	87,113
Cooper Industries Ltd. — Class A	2,800	86,940
W.W. Grainger, Inc.	1,050	85,974
Southwest Airlines Co.	12,460	83,856
Rockwell Automation, Inc.	2,378	76,381
Pitney Bowes, Inc.	3,470	76,097
Quanta Services, Inc.*	3,270	75,635
Stericycle, Inc.*	1,430	73,688
Dun & Bradstreet Corp.	886	71,952
Fastenal Co.	2,169	71,946
Flowserve Corp.	940	65,621
Robert Half International, Inc.	2,570	60,703
Masco Corp.	6,040	57,863
Equifax, Inc.	2,120	55,332
Pall Corp.	1,980	52,589
Cintas Corp.	2,210	50,476
Avery Dennison Corp.	1,893	48,612
Textron, Inc.	4,520	43,663
RR Donnelley & Sons Co.	3,450	40,089
Ryder System, Inc.	940	26,245
Monster Worldwide, Inc.*	2,120	25,037
Manitowoc Co., Inc.	2,190	11,519

 4

S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Total Industrials		$13,291,322

CONSUMER DISCRETIONARY 8.0%
McDonald’s Corp.	18,550	1,066,439
Walt Disney Co.	31,102	725,610
Comcast Corp. — Class A	48,353	700,635
Home Depot, Inc.	28,413	671,399
Time Warner, Inc.	20,120	506,823
Target Corp.	12,650	499,295
Lowe’s Companies, Inc.	24,830	481,950
Amazon.com, Inc.*	5,398	451,597
News Corp.	38,680	352,375
Nike, Inc. — Class B	6,520	337,606
Ford Motor Co.*	54,120	328,508
Yum! Brands, Inc.	7,760	258,718
Staples, Inc.	12,030	242,645
Viacom, Inc. — Class B*	10,200	231,540
Kohl’s Corp.*	5,140	219,735
TJX Companies, Inc.	6,950	218,647
DIRECTV Group, Inc.*	8,810	217,695
Johnson Controls, Inc.	9,990	216,983
Best Buy Company, Inc.	5,716	191,429
Carnival Corp.	7,370	189,925
Time Warner Cable, Inc.	5,920	187,486
Starbucks Corp.*	12,370	171,819
Omnicom Group, Inc.	5,230	165,163
McGraw-Hill Companies, Inc.	5,290	159,282
Coach, Inc.	5,340	143,539
Bed Bath & Beyond, Inc.*	4,353	133,855
Apollo Group, Inc. — Class A*	1,803	128,229
The Gap, Inc.	7,730	126,772
Marriott International, Inc. — Class A	4,987	110,063
J.C. Penney Company, Inc.	3,737	107,289
H&R Block, Inc.	5,710	98,383
Mattel, Inc.	6,030	96,781
AutoZone, Inc.*	607	91,724
Genuine Parts Co.	2,676	89,807
Sherwin-Williams Co.	1,650	88,688
Fortune Brands, Inc.	2,530	87,892
O’Reilly Automotive, Inc.*	2,280	86,822
Macy’s, Inc.	7,070	83,143
VF Corp.	1,490	82,472
International Game Technology, Inc.	4,980	79,182
CBS Corp.	11,430	79,096
Darden Restaurants, Inc.	2,310	76,184

		Market
	Shares	Value

Starwood Hotels & Resorts Worldwide, Inc.	3,140	$69,708
Family Dollar Stores, Inc.	2,360	66,788
Harley-Davidson, Inc.	3,940	63,867
GameStop Corp. — Class A*	2,768	60,924
Sears Holdings Corp.*	910	60,533
Limited Brands, Inc.	4,540	54,344
Expedia, Inc.*	3,539	53,474
Nordstrom, Inc.	2,686	53,425
Tiffany & Co.	2,090	53,002
Whirlpool Corp.	1,238	52,689
DeVry, Inc.	1,040	52,042
Polo Ralph Lauren Corp.	950	50,863
Hasbro, Inc.	2,086	50,565
Newell Rubbermaid, Inc.	4,666	48,573
Goodyear Tire & Rubber Co.*	4,070	45,828
Stanley Works	1,330	45,007
D.R. Horton, Inc.	4,640	43,430
Scripps Networks Interactive, Inc.	1,520	42,302
Interpublic Group of
Companies, Inc.*	8,039	40,597
Wynn Resorts Ltd.*	1,140	40,242
Leggett & Platt, Inc.	2,640	40,207
Abercrombie & Fitch Co. —
Class A	1,474	37,425
Wyndham Worldwide Corp.	2,990	36,239
Washington Post Co. — Class B	100	35,218
Pulte Homes, Inc.	3,607	31,850
AutoNation, Inc.*	1,812	31,438
RadioShack Corp.	2,100	29,316
Big Lots, Inc.*	1,390	29,232
Black & Decker Corp.	1,006	28,832
Snap-On, Inc.	970	27,878
Lennar Corp. — Class A	2,370	22,965
Harman International
Industries, Inc.	1,170	21,996
Office Depot, Inc.*	4,620	21,067
Centex Corp.	2,090	17,681
KB HOME	1,240	16,963
Meredith Corp.	610	15,586
Gannett Co., Inc.	3,910	13,959
Eastman Kodak Co.	4,510	13,350
New York Times Co. — Class A	1,960	10,800

Total Consumer Discretionary		12,113,430

UTILITIES 3.7%
Exelon Corp.	11,080	567,407
Southern Co.	13,157	409,972

 5

S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

FPL Group, Inc.	6,910	$392,903
Dominion Resources, Inc.	9,920	331,526
Duke Energy Corp.	21,640	315,728
Public Service Enterprise Group, Inc.	8,510	277,681
Entergy Corp.	3,300	255,816
PG&E Corp.	6,190	237,944
American Electric Power Company, Inc.	7,990	230,831
PPL Corp.	6,320	208,307
Sempra Energy	4,110	203,979
FirstEnergy Corp.	5,130	198,787
Progress Energy, Inc.	4,688	177,347
Consolidated Edison, Inc.	4,609	172,469
Edison International	5,480	172,401
Xcel Energy, Inc.	7,660	141,021
AES Corp.*	11,168	129,660
Questar Corp.	2,928	91,090
Constellation Energy Group, Inc.	3,350	89,043
Ameren Corp.	3,573	88,932
DTE Energy Co.	2,756	88,192
Wisconsin Energy Corp.	1,970	80,199
EQT CORP	2,200	76,802
Allegheny Energy, Inc.	2,835	72,718
SCANA Corp.	2,048	66,499
Northeast Utilities	2,940	65,591
CenterPoint Energy, Inc.	5,870	65,040
NiSource, Inc.	4,620	53,869
Pinnacle West Capital Corp.	1,698	51,195
Pepco Holdings, Inc.	3,698	49,701
CMS Energy Corp.	3,810	46,025
TECO Energy, Inc.	3,580	42,709
Integrys Energy Group, Inc.	1,290	38,687
Nicor, Inc.	760	26,311
Dynegy Inc.*	8,520	19,340

Total Utilities		5,535,722

TELECOMMUNICATION SERVICES 3.2%
AT&T, Inc.	99,210	2,464,376
Verizon Communications, Inc.	47,760	1,467,665
Sprint Nextel Corp.*	48,280	232,227
American Tower Corp. — Class A*	6,663	210,084
Qwest Communications
International, Inc.	24,878	103,244
Embarq Corp.	2,399	100,902
Windstream Corp.	7,340	61,362
MetroPCS Communications, Inc.*	4,250	56,568

		Market
	Shares	Value

CenturyTel, Inc.	1,700	$52,190
Frontier Communications Corp.	5,250	37,485

Total Telecommunication Services		4,786,103

MATERIALS 2.9%
Monsanto Co.	9,180	682,441
E.I. du Pont de Nemours and Co.	15,131	387,656
Praxair, Inc.	5,170	367,432
Freeport-McMoRan Copper
& Gold, Inc.	6,920	346,761
Newmont Mining Corp.	8,230	336,360
Dow Chemical Co.	18,022	290,875
Nucor Corp.	5,280	234,591
Air Products & Chemicals, Inc.	3,517	227,163
Alcoa, Inc.	16,318	168,565
PPG Industries, Inc.	2,769	121,559
International Paper Co.	7,270	109,995
Ecolab, Inc.	2,820	109,952
Weyerhaeuser Co.	3,550	108,027
Sigma-Aldrich Corp.	2,050	101,598
Vulcan Materials Co.	2,050	88,355
United States Steel Corp.	2,410	86,133
Owens-Illinois, Inc.*	2,830	79,268
Ball Corp.	1,580	71,353
CF Industries Holdings, Inc.	810	60,053
Allegheny Technologies, Inc.	1,643	57,390
Sealed Air Corp.	2,670	49,262
Pactiv Corp.*	2,220	48,241
MeadWestvaco Corp.	2,879	47,244
Eastman Chemical Co.	1,220	46,238
International Flavors & Fragrances, Inc.	1,320	43,190
Bemis Co.	1,680	42,336
AK Steel Holding Corp.	1,832	35,156
Titanium Metals Corp.	1,430	13,142

Total Materials		4,360,336

Total Common Stocks
(Cost $126,485,623)		135,189,657

 6

S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS † 10.5%
Mizuho Financial Group, Inc. issued 06/30/09 at 0.01% due 07/01/09	7,682,042	$7,682,042
HSBC Group issued 06/30/09 at 0.01% due 07/01/09	3,594,299	3,594,299
Morgan Stanley issued 06/30/09 at 0.00% due 07/01/09	2,755,629	2,755,629
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09**	1,753,501	1,753,501

Total Repurchase Agreements
(Cost $15,785,471)		15,785,471

Total Investments 100.2%
(Cost $142,271,094)		$150,975,128

Liabilities in Excess of Other Assets – (0.2)%		$(326,361)

Net Assets – 100.0%		$150,648,767

		Unrealized
	Contracts	Gain (Loss)

Futures Contracts Purchased
September 2009 S&P 500 Mini
Futures Contracts
(Aggregate Market Value of Contracts $7,100,938)	155	(10,021)

	Units

Equity Index Swap Agreements
Goldman Sachs International July 2009 S&P 500 Index Swap, Terminating 07/08/09††
(Notional Market Value of Contracts $9,215,397)	10,024	94,595

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	Total Return based on S&P 500 Index +/- financing at a variable rate.

**	All or a portion of this security is pledged as equity index swap collateral at June 30, 2009.

 7

S&P MIDCAP 400 PURE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

COMMON STOCKS 99.7%

FINANCIALS 24.7%
Protective Life Corp.	6,735	$77,048
SL Green Realty Corp.	2,943	67,512
Hospitality Properties Trust	4,035	47,976
Mack-Cali Realty Corp.	2,081	47,447
Horace Mann Educators Corp.	4,731	47,168
Macerich Co.	2,643	46,540
Old Republic International Corp.	4,434	43,675
Liberty Property Trust	1,888	43,500
Unitrin, Inc.	3,492	41,974
Duke Realty Corp.	4,691	41,140
Fidelity National Financial, Inc. — Class A	2,812	38,046
Webster Financial Corp.	4,632	37,288
Camden Property Trust	1,247	34,417
Nationwide Health Properties, Inc.	1,298	33,411
Apollo Investment Corp.	5,427	32,562
Omega Healthcare Investors, Inc.	2,045	31,738
Weingarten Realty Investors	2,184	31,690
Highwoods Properties, Inc.	1,381	30,893
Realty Income Corp.	1,376	30,162
New York Community Bancorp, Inc.	2,748	29,376
Regency Centers Corp.	800	27,928
Equity One, Inc.	2,059	27,302
Alexandria Real Estate Equities, Inc.	737	26,377
BRE Properties, Inc. — Class A	1,094	25,994
Washington Federal, Inc.	1,661	21,593
Cousins Properties, Inc.	2,513	21,365
First American Corp.	794	20,573
UDR, Inc.	1,577	16,290
Associated Banc-Corp.	1,172	14,650
Wilmington Trust Corp.	903	12,335
PacWest Bancorp	899	11,831
Astoria Financial Corp.	1,180	10,124

Total Financials		1,069,925

MATERIALS 20.1%
Temple-Inland, Inc.	25,408	333,353
Ashland, Inc.	9,347	262,183
Louisiana-Pacific Corp.*	33,260	113,749
Packaging Corporation of America	2,783	45,085
RPM International, Inc.	2,860	40,154

		Market
	Shares	Value

Worthington Industries, Inc.	2,273	$29,072
Cabot Corp.	1,990	25,034
Cytec Industries, Inc.	1,191	22,177

Total Materials		870,807

CONSUMER DISCRETIONARY 19.1%
Williams-Sonoma, Inc.	9,232	109,584
Foot Locker, Inc.	9,384	98,250
Brinker International, Inc.	5,566	94,789
Barnes & Noble, Inc.	4,079	84,150
Boyd Gaming Corp.*	8,932	75,922
Brink’s Home Security Holdings Inc.*	2,617	74,087
AnnTaylor Stores Corp.*	8,817	70,360
Harte-Hanks, Inc.	5,660	52,355
Blyth, Inc.	1,580	51,808
Regis Corp.	2,675	46,572
American Greetings Corp. — Class A	3,264	38,123
Bob Evans Farms, Inc.	1,067	30,666

Total Consumer Discretionary		826,666

INDUSTRIALS 11.9%
Oshkosh Corp.	13,296	193,324
Kelly Services, Inc. — Class A	6,348	69,511
HNI Corp.	3,225	58,243
Timken Co.	2,430	41,504
Crane Co.	1,667	37,191
Manpower, Inc.	846	35,820
Deluxe Corp.	2,755	35,292
Alexander & Baldwin, Inc.	952	22,315
Federal Signal Corp.	2,642	20,211
YRC Worldwide, Inc.*	—	—

Total Industrials		513,411

INFORMATION TECHNOLOGY 11.2%
Tech Data Corp.*	3,366	110,102
RF Micro Devices, Inc.*	25,710	96,670
Ingram Micro, Inc. — Class A*	4,457	77,997
Vishay Intertechnology, Inc.*	9,869	67,010
Intersil Corp. — Class A	3,684	46,308
Arrow Electronics, Inc.*	1,759	37,361
Avnet, Inc.*	1,417	29,800
Imation Corp.	2,780	21,156

Total Information Technology		486,404

UTILITIES 5.6%
PNM Resources, Inc.	4,037	43,236
Oneok, Inc.	1,280	37,747
Great Plains Energy, Inc.	2,382	37,040
Westar Energy, Inc.	1,424	26,729
NV Energy, Inc.	2,472	26,673

 1

S&P MIDCAP 400 PURE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

OGE Energy Corp.	915	$25,913
AGL Resources, Inc.	769	24,454
Black Hills Corp.	966	22,208

Total Utilities		244,000

HEALTH CARE 3.7%
Health Net, Inc.*	4,382	68,140
WellCare Health Plans, Inc.*	2,814	52,031
Kindred Healthcare, Inc.*	3,339	41,303

Total Health Care		161,474

CONSUMER STAPLES 2.6%
Smithfield Foods, Inc.*	5,592	78,120
Universal Corp.	1,001	33,143

Total Consumer Staples		111,263

ENERGY 0.8%
Southern Union Co.	1,829	33,635

Total Energy		33,635

Total Common Stocks
(Cost$2,680,930)		4,317,585

WARRANTS 0.0%
Krispy Kreme Doughnuts, Inc.	176	7

Total Consumer Discretionary		7

Total Warrants
(Cost $0)		7

	Face
	Amount

REPURCHASE AGREEMENTS † 0.5%
Mizuho Financial Group, Inc. issued 06/30/09 at 0.01% due 07/01/09	10,921	10,921
HSBC Group issued 06/30/09 at 0.01% due 07/01/09	5,110	5,110
Morgan Stanley issued 06/30/09 at 0.00% due 07/01/09	3,918	3,918

Total Repurchase Agreements
(Cost $19,949)		19,949

Total Investments 100.1%
(Cost $2,700,879)		$4,337,541

Liabilities in Excess of Other
Assets – (0.1)%		$(5,563)

Net Assets – 100.0%		$4,331,978

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

 2

S&P MIDCAP 400 PURE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

COMMON STOCKS 99.1%

CONSUMER DISCRETIONARY 28.7%
J. Crew Group, Inc.*	90,389	$2,442,311
Sotheby’s	128,900	1,818,779
Aeropostale, Inc.*	51,863	1,777,345
Chico’s FAS, Inc.*	154,508	1,503,363
Guess?, Inc.	39,725	1,024,110
NVR, Inc.*	1,799	903,800
Urban Outfitters, Inc.*	39,862	831,920
Netflix, Inc.*	19,163	792,198
ITT Educational Services, Inc.*	7,359	740,757
Chipotle Mexican Grill, Inc. — Class A*	8,783	702,640
The Warnaco Group, Inc.*	21,542	697,961
Under Armour, Inc.*	28,858	645,842
Ross Stores, Inc.	16,672	643,539
Marvel Entertainment, Inc.*	17,764	632,221
WMS Industries, Inc.*	19,400	611,294
Lamar Advertising Company*	37,606	574,244
Thor Industries, Inc.	29,780	547,059
Strayer Education, Inc.	2,473	539,386
Panera Bread Co. — Class A*	10,707	533,851
Career Education Corp.*	20,923	520,773
Advance Auto Parts, Inc.	11,290	468,422
DreamWorks Animation SKG, Inc. — Class A*	16,581	457,470
Priceline.com, Inc.*	4,082	455,347
Dick’s Sporting Goods, Inc.*	26,144	449,677
Toll Brothers, Inc.*	23,330	395,910
Fossil, Inc.*	16,300	392,504
Timberland Co. — Class A*	28,953	384,206
John Wiley & Sons, Inc. — Class A	10,572	351,519
Dollar Tree, Inc.*	7,190	302,699

Total Consumer Discretionary		22,141,147

INDUSTRIALS 17.3%
Joy Global, Inc.	40,198	1,435,873
Con-way Inc.	23,829	841,402
Herman Miller, Inc.	52,194	800,656
Corporate Executive Board Co.	38,194	792,907
Bucyrus International, Inc.	26,722	763,180
Thomas & Betts Corporation*	25,824	744,506
Landstar System, Inc.	19,762	709,653
Trinity Industries, Inc.	51,009	694,743

		Market
	Shares	Value

J.B. Hunt Transport Services, Inc.	21,079	$643,542
Graco, Inc.	26,609	585,930
Clean Harbors, Inc.*	10,797	582,930
Alliant Techsystems, Inc.*	6,407	527,681
MSC Industrial Direct Co.	13,678	485,295
Terex Corp.*	34,173	412,468
Donaldson Company	11,799	408,717
Rollins, Inc.	23,258	402,596
Korn/Ferry International, Inc.*	33,226	353,525
AMETEK, Inc.	8,974	310,321
FTI Consulting, Inc.*	5,894	298,944
Copart, Inc.*	8,433	292,372
Alaska Air Group, Inc.*	15,466	282,409
Navigant Consulting, Inc.*	20,466	264,421
Roper Industries, Inc.	5,804	262,979
Lincoln Electric Holdings, Inc.	7,158	257,974
Watson Wyatt & Company
Holdings	4,900	183,897

Total Industrials		13,338,921

INFORMATION TECHNOLOGY 16.8%
CommScope, Inc.*	64,678	1,698,444
Lam Research Corp.*	43,676	1,135,576
Digital River, Inc.*	27,059	982,783
ValueClick, Inc.*	79,375	835,025
NeuStar, Inc.*	36,443	807,577
Silicon Laboratories, Inc.*	20,734	786,648
F5 Networks, Inc.*	21,116	730,402
FactSet Research Systems Inc.	14,363	716,283
DST Systems, Inc.*	17,690	653,646
Plantronics, Inc.	31,412	594,001
Synopsys, Inc.*	28,070	547,646
Cree, Inc.*	18,311	538,160
Metavante Technologies, Inc.*	19,165	495,607
Parametric Technology Corp.*	34,614	404,638
Global Payments, Inc.	9,551	357,780
ANSYS, Inc.*	11,092	345,627
Alliance Data Systems Corp.*	8,041	331,209
Micros Systems, Inc.*	12,700	321,564
ACI Worldwide, Inc.*	17,230	240,531
Gartner, Inc. — Class A*	14,040	214,250
Trimble Navigation Ltd.*	10,837	212,730

S&P MIDCAP 400 PURE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Total Information Technology		12,950,127

HEALTH CARE 12.1%
Sepracor, Inc.*	106,021	1,836,284
United Therapeutics Corp.*	18,120	1,509,939
Kinetic Concepts, Inc.*	39,796	1,084,441
VCA Antech, Inc.*	29,467	786,769
IDEXX Laboratories, Inc.*	11,599	535,874
Hologic, Inc.*	35,946	511,511
Cerner Corp.*	7,802	485,986
Techne Corp.	6,025	384,455
ResMed, Inc.*	9,431	384,125
Lincare Holdings, Inc.*	15,757	370,605
Gen-Probe, Inc.*	8,188	351,920
Endo Pharmaceuticals Holdings, Inc.*	18,651	334,226
Pharmaceutical Product Development, Inc.	12,543	291,248
Immucor, Inc.*	19,260	265,018
Mettler-Toledo International, Inc.*	2,584	199,356

Total Health Care		9,331,757

ENERGY 10.1%
Helix Energy Solutions Group, Inc.*	119,218	1,295,900
Patterson-UTI Energy, Inc.	76,647	985,681
Frontier Oil Corp.	70,289	921,489
Helmerich & Payne, Inc.	29,770	919,000
Quicksilver Resources, Inc.*	92,159	856,157
Unit Corp.*	30,583	843,173
Encore Acquisition Co.*	24,847	766,530
Oceaneering International, Inc.*	11,982	541,586
Superior Energy Services*	27,912	482,040
Comstock Resources, Inc.*	5,308	175,429

Total Energy		7,786,985

FINANCIALS 6.4%
Affiliated Managers Group, Inc.*	16,712	972,471
Eaton Vance Corp.	33,129	886,201
SEI Investments Co.	39,409	710,938
Jones Lang LaSalle, Inc.	18,825	616,142
HCC Insurance Holdings, Inc.	18,696	448,891
Brown & Brown, Inc.	19,858	395,770
W.R. Berkley Corp.	16,071	345,045

		Market
	Shares	Value

SVB Financial Group*	11,160	$303,775
Hanover Insurance Group, Inc.	7,378	281,176

Total Financials		4,960,409

MATERIALS 4.9%
Steel Dynamics, Inc.	76,395	1,125,298
Reliance Steel & Aluminum Co.	28,258	1,084,825
Cliffs Natural Resources Inc	37,002	905,439
FMC Corp.	14,060	665,038

Total Materials		3,780,600

CONSUMER STAPLES 2.8%
Hansen Natural Corp.*	33,841	1,042,980
Energizer Holdings, Inc.*	16,921	883,953
Church & Dwight Company, Inc.	5,117	277,904

Total Consumer Staples		2,204,837

Total Common Stocks
(Cost $66,409,154)		76,494,783

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Krispy Kreme Doughnuts, Inc.	18	1

Total Consumer Discretionary		1

Total Warrants
(Cost $0)		1

	Face
	Amount

REPURCHASE AGREEMENTS † 0.6%
Mizuho Financial Group, Inc. issued 06/30/09 at 0.01% due 07/01/09	270,677	270,677
HSBC Group issued 06/30/09 at 0.01% due 07/01/09	126,645	126,645

S&P MIDCAP 400 PURE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

	Face	Market
	Amount	Value

Morgan Stanley issued 06/30/09 at 0.00% due 07/01/09	97,095	$97,095

Total Repurchase Agreements
(Cost $494,417)		494,417

Total Investments 99.7%
(Cost $66,903,570)		$76,989,201

Other Assets in Excess of
Liabilities – 0.3%		$236,535

Net Assets – 100.0%		$77,225,736

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

S&P SMALLCAP 600 PURE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

COMMON STOCKS 99.5%

INFORMATION TECHNOLOGY 29.9%
Intevac, Inc.*	32,437	$282,526
Wright Express Corp.*	10,079	256,712
Commvault Systems, Inc.*	12,927	214,330
Kulicke & Soffa Industries, Inc.*	61,528	211,041
Diodes, Inc.*	12,085	189,009
Smith Micro Software, Inc.*	18,765	184,272
Pericom Semiconductor Corp.*	21,205	178,546
DealerTrack Holdings, Inc.*	10,120	172,040
Perficient, Inc.*	24,127	168,648
Hittite Microwave Corp.*	4,610	160,197
j2 Global Communications, Inc.*	6,954	156,882
Cybersource Corp.*	9,267	141,785
Epicor Software Corp.*	26,630	141,139
Electro Scientific Industries, Inc.*	12,444	139,124
United Online, Inc.	18,544	120,721
InfoSpace, Inc.*	17,802	118,027
Plexus Corp.*	5,445	111,405
The Knot, Inc.*	13,837	109,036
Netgear, Inc.*	7,531	108,522
TeleTech Holdings, Inc.*	6,910	104,687
TTM Technologies, Inc.*	13,108	104,340
Micrel, Inc.	13,465	98,564
Blackbaud, Inc.	6,166	95,881
Synaptics, Inc.*	2,443	94,422
Park Electrochemical Corp.	4,352	93,699
MKS Instruments, Inc.*	6,932	91,433
Websense, Inc.*	5,085	90,716
Varian Semiconductor Equipment Associates, Inc.*	3,776	90,586
ATMI, Inc.*	5,778	89,732
Ebix, Inc.*	2,488	77,924
Heartland Payment Systems, Inc.	7,975	76,321
Concur Technologies, Inc.*	2,257	70,148
Bankrate, Inc.*	2,648	66,836
EPIQ Systems, Inc.*	4,246	65,176
Faro Technologies, Inc.*	4,177	64,869
ViaSat, Inc.*	2,201	56,434
Daktronics, Inc.	7,321	56,372
Comtech Telecommunications Corp.*	1,599	50,976
Bel Fuse, Inc. — Class B	2,950	47,318

		Market
	Shares	Value

Cymer, Inc.*	1,552	$46,141
Tyler Technologies, Inc.*	2,737	42,752
CACI International, Inc. —
Class A*	940	40,147
Stratasys, Inc.*	3,563	39,157
Integral Systems, Inc.*	2,871	23,887

Total Information Technology		4,942,480

CONSUMER DISCRETIONARY 21.3%
CROCS, Inc.*	122,164	415,358
Ruth’s Chris Steak House*	102,046	374,509
True Religion Apparel, Inc.*	13,896	309,881
Shuffle Master, Inc.*	30,175	199,457
NutriSystem, Inc.	12,063	174,913
Stamps.com, Inc.*	18,007	152,699
Cracker Barrel Old Country Store, Inc.	4,415	123,178
PetMed Express, Inc.*	7,236	108,757
Pre-Paid Legal Services, Inc.*	2,457	107,101
Meritage Homes Corp.*	5,503	103,787
Pool Corp.	6,136	101,612
Zumiez, Inc.*	12,445	99,684
Volcom, Inc.*	7,582	94,775
Dress Barn, Inc.*	6,077	86,901
Jos. A. Bank Clothiers, Inc.*	2,513	86,598
Hibbett Sports Inc.*	4,395	79,110
Papa John’s International, Inc.*	3,178	78,783
Children’s Place Retail Stores, Inc.*	2,753	72,762
Deckers Outdoor Corp.*	986	69,286
Tractor Supply Co.*	1,543	63,757
Drew Industries, Inc.*	5,237	63,734
Maidenform Brands, Inc.*	5,514	63,246
P.F. Chang’s China Bistro, Inc.*	1,947	62,421
CEC Entertainment, Inc.*	2,103	61,996
Capella Education Co.*	934	55,993
K-Swiss, Inc. — Class A	6,565	55,802
Coinstar, Inc.*	2,041	54,495
Gymboree Corp.*	1,492	52,936
HSN, Inc.*	4,340	45,874
Universal Technical Institute, Inc.*	3,071	45,850
Carter’s, Inc.*	1,467	36,103
Monarch Casino & Resort, Inc.*	4,365	31,865

 1

S&P SMALLCAP 600 PURE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Total Consumer Discretionary		$3,533,223

HEALTH CARE 14.0%
Palomar Medical Technologies, Inc.*	16,310	239,105
Quality Systems, Inc.	2,951	168,089
LCA-Vision, Inc.*	39,567	166,973
inVentiv Health, Inc.*	11,284	152,673
Cubist Pharmaceuticals, Inc.*	7,060	129,410
Healthways, Inc.*	8,450	113,652
Catalyst Health Solutions, Inc.*	4,244	105,845
Magellan Health Services, Inc.*	3,082	101,151
Chemed Corp.	2,309	91,159
Martek Biosciences Corp.	4,190	88,619
Dionex Corp.*	1,360	83,001
Viropharma, Inc.*	13,536	80,268
Air Methods Corp.*	2,764	75,623
Meridian Bioscience, Inc.	3,201	72,279
Abaxis, Inc.*	3,426	70,370
Molina Healthcare, Inc.*	2,883	68,961
Mednax, Inc.*	1,411	59,445
Symmetry Medical, Inc.*	6,073	56,600
eResearch Technology, Inc.*	8,788	54,573
ICU Medical, Inc.*	1,253	51,561
Natus Medical, Inc.*	4,250	49,045
Integra LifeSciences Holdings Corp.*	1,776	47,082
LHC Group, Inc.*	2,041	45,331
Salix Pharmaceuticals Ltd.*	4,308	42,520
Amedisys, Inc.*	1,190	39,294
AmSurg Corp.*	1,551	33,253
SurModics, Inc.*	985	22,291

Total Health Care		2,308,173

INDUSTRIALS 9.0%
Ceradyne, Inc.*	6,914	122,101
Astec Industries, Inc.*	3,109	92,306
Viad Corp.	4,871	83,879
Geo Group, Inc.*	3,978	73,911
Actuant Corp. — Class A	5,875	71,675
Aerovironment, Inc.*	2,282	70,423
Knight Transportation, Inc.	4,158	68,815
Toro Co.	2,297	68,680
II-VI, Inc.*	3,030	67,175
Gardner Denver, Inc.*	2,647	66,625

		Market
	Shares	Value

American Science & Engineering, Inc.	917	$63,383
Mueller Industries, Inc.	3,046	63,357
Stanley, Inc.*	1,871	61,518
Old Dominion Freight Line, Inc.*	1,807	60,661
Forward Air Corp.	2,741	58,438
Heartland Express, Inc.	3,297	48,532
Axsys Technologies, Inc.*	892	47,847
SkyWest, Inc.	4,690	47,838
SYKES Enterprises, Inc.*	2,616	47,323
Curtiss-Wright Corp.	1,532	45,546
Orbital Sciences Corp.*	2,750	41,718
Teledyne Technologies, Inc.*	1,255	41,101
AAR Corp.*	2,499	40,109
Simpson Manufacturing Company, Inc.	1,764	38,138

Total Industrials		1,491,099

FINANCIALS 8.9%
TradeStation Group, Inc.*	27,581	233,335
Greenhill & Company, Inc.	2,204	159,151
optionsXpress Holdings, Inc.	9,320	144,740
eHealth, Inc.*	7,068	124,821
Portfolio Recovery Associates, Inc.*	2,552	98,839
Employers Holdings, Inc.	6,120	82,926
Wilshire Bancorp, Inc.	13,112	75,394
Bank of the Ozarks, Inc.	3,110	67,269
World Acceptance Corp.*	3,144	62,597
American Physicians Capital, Inc.	1,595	62,460
Signature Bank*	2,220	60,206
Amerisafe, Inc.*	3,495	54,382
Pinnacle Financial Partners, Inc.*	3,628	48,325
First Cash Financial Services, Inc.*	2,617	45,850
PrivateBancorp, Inc.	1,898	42,212
Nara Bancorp, Inc.	7,031	36,421
Stifel Financial Corp.*	744	35,779
East-West Bancorp, Inc.	4,790	31,087
Cascade Bancorp.	9,981	14,073

Total Financials		1,479,867

ENERGY 8.9%
Hornbeck Offshore Services, Inc.*	6,914	147,891

 2

S&P SMALLCAP 600 PURE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

St. Mary Land & Exploration Co.	6,320	$131,898
NATCO Group, Inc.*	3,871	127,433
Oil States International, Inc.*	4,906	118,774
Tetra Technologies, Inc.*	14,692	116,948
Dril-Quip, Inc.*	2,767	105,423
Swift Energy Co.*	5,686	94,672
Petroleum Development Corp.*	5,823	91,363
Basic Energy Services, Inc.*	12,804	87,451
Lufkin Industries, Inc.	1,627	68,415
SEACOR Holdings, Inc.*	899	67,641
Superior Well Services, Inc.*	10,423	62,017
ION Geophysical Corp.*	22,649	58,208
Penn Virginia Corp.	3,472	56,837
CARBO Ceramics, Inc.	1,616	55,267
Pioneer Drilling Co.*	9,816	47,019
Petroquest Energy, Inc.*	11,136	41,092

Total Energy		1,478,349

CONSUMER STAPLES 3.9%
Mannatech, Inc.	51,982	171,540
Green Mountain Coffee Roasters, Inc.*	2,792	165,063
Darling International, Inc.*	14,863	98,096
Diamond Foods, Inc.	2,912	81,245
Chattem, Inc.*	773	52,641
Boston Beer Company, Inc. — Class A*	1,425	42,166
Spartan Stores, Inc.	2,724	33,805

Total Consumer Staples		644,556

MATERIALS 3.0%
A.M. Castle & Co.	11,836	142,979
Eagle Materials, Inc.	5,488	138,517
Brush Engineered Materials, Inc.*	7,464	125,022
Balchem Corp.	1,625	39,845
Headwaters, Inc.*	9,209	30,942
Deltic Timber Corp.	687	24,368

Total Materials		501,673

		Market
	Shares	Value

TELECOMMUNICATION SERVICES 0.6%
Cbeyond, Inc.*	7,180	$103,033

Total Telecommunication Services		103,033

Total Common Stocks
(Cost $12,821,579)		16,482,453

	Face
	Amount

REPURCHASE AGREEMENTS † 1.1%
Mizuho Financial Group, Inc. issued 06/30/09 at 0.01% due 07/01/09	95,989	95,989
HSBC Group issued 06/30/09 at 0.01% due 07/01/09	44,911	44,911
Morgan Stanley issued 06/30/09 at 0.00% due 07/01/09	34,432	34,432

Total Repurchase Agreements (Cost $175,332)		175,332

Total Investments 100.6%
(Cost $12,996,911)		$16,657,785

Liabilities in Excess of Other
Assets – (0.6)%		$(98,084)

Net Assets – 100.0%		$16,559,701

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

 3

S&P SMALLCAP 600 PURE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

COMMON STOCKS 99.4%

CONSUMER DISCRETIONARY 58.4%
Stein Mart, Inc.*	589,042	$5,218,912
O’Charleys, Inc.	453,472	4,194,616
Ruby Tuesday, Inc.*	574,398	3,825,491
Sonic Automotive, Inc.	287,387	2,919,852
Lithia Motors, Inc. — Class A	309,920	2,863,661
Standard Motor Products, Inc.	316,458	2,617,108
Group 1 Automotive, Inc.	77,349	2,012,621
PEP Boys-Manny Moe & Jack	155,395	1,575,705
Big 5 Sporting Goods Corp.	131,319	1,452,388
Oxford Industries, Inc.	116,017	1,351,598
Brunswick Corp.	297,270	1,284,206
Tuesday Morning Corp.*	365,895	1,233,066
Spartan Motors, Inc.	88,725	1,005,254
OfficeMax Inc.	154,687	971,434
EW Scripps Co. — Class A	429,561	897,783
Liz Claiborne, Inc.	295,206	850,193
DineEquity, Inc.	27,008	842,380
Christopher & Banks Corp.	113,907	764,316
La-Z-Boy, Inc.	156,923	740,677
Stage Stores, Inc.	63,522	705,094
MarineMax, Inc.*	199,082	684,842
Perry Ellis International, Inc.*	77,939	567,396
Standard-Pacific Corp.*	264,286	536,501
Brown Shoe Company, Inc.	71,202	515,503
Quiksilver, Inc.*	277,732	513,804
Tween Brands, Inc.*	70,293	469,557
Russ Berrie & Company, Inc.*	113,920	445,427
Live Nation, Inc.*	88,899	432,049
Superior Industries International, Inc.	28,442	401,032
Zale Corp.*	102,423	352,335
Ethan Allen Interiors, Inc.	28,651	296,824
Men’s Wearhouse, Inc.	14,891	285,609
Arctic Cat, Inc.	70,264	283,867
Hillenbrand, Inc.	13,980	232,627
National Presto Industries, Inc.	3,015	229,442

Total Consumer Discretionary		43,573,170

FINANCIALS 15.7%
National Financial Partners Corp.	294,609	2,156,538
Colonial Properties Trust	93,743	693,698
DiamondRock Hospitality Co.	105,273	659,009

		Market
	Shares	Value

Pennsylvania Real Estate Investment Trust	116,102	$580,510
Stewart Information Services Corp.	38,068	542,469
BioMed Realty Trust, Inc.	39,577	404,873
National Retail Properties, Inc.	22,071	382,932
Parkway Properties, Inc.	26,710	347,230
Cedar Shopping Centers, Inc.	76,707	346,716
Senior Housing Properties Trust	20,507	334,674
Sterling Savings Bank	114,837	334,176
Lexington Realty Trust	89,976	305,918
Kite Realty Group Trust	102,783	300,126
Post Properties, Inc.	22,328	300,088
LTC Properties, Inc.	14,174	289,858
Extra Space Storage, Inc.	31,193	260,462
Independent Bank Corp.	177,628	234,469
Delphi Financial Group, Inc. — Class A	11,918	231,567
Entertainment Properties Trust	10,684	220,090
Sovran Self Storage, Inc.	8,883	218,522
Home Properties, Inc.	6,342	216,262
Frontier Financial Corp.	174,164	210,738
Franklin Street Properties Corp., Inc.	14,228	188,521
Mid-America Apartment Communities, Inc.	5,088	186,781
Whitney Holding Corp.	19,740	180,818
Eastgroup Properties, Inc.	5,341	176,360
Presidential Life Corp.	23,294	176,336
Brookline Bancorp, Inc.	18,821	175,412
Kilroy Realty Corp.	8,349	171,488
Umpqua Holding Corp.	20,469	158,839
Urstadt Biddle Properties, Inc.	10,898	153,444
Inland Real Estate Corp.	19,688	137,816
Acadia Realty Trust	10,435	136,177
Susquehanna Bancshares, Inc.	23,678	115,785
South Financial Group, Inc.	82,892	98,641
First Midwest Bancorp, Inc.	11,992	87,662

Total Financials		11,715,005

INFORMATION TECHNOLOGY 12.6%
SYNNEX Corp.*	76,482	1,911,285
Technitrol, Inc.	287,897	1,862,694
Insight Enterprises, Inc.*	157,482	1,521,276
Keithley Instruments, Inc.	214,672	858,688
Startek, Inc.*	96,202	771,540
Brightpoint, Inc.*	105,805	663,397
Agilysys, Inc.	111,205	520,440

 1

S&P SMALLCAP 600 PURE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Cypress Semiconductor Corp.*	50,606	$465,575
Rudolph Technologies, Inc.*	58,346	322,070
Gerber Scientific, Inc.*	90,798	226,995
CTS Corp.	23,389	153,198
Hutchinson Technology, Inc.*	64,175	125,141

Total Information Technology		9,402,299

INDUSTRIALS 7.1%
Spherion Corp.*	350,701	1,444,888
Bowne & Company, Inc.	130,790	851,443
John Bean Technologies Corp.	54,289	679,698
Volt Information Sciences, Inc.*	68,811	431,445
CDI Corp.	33,674	375,465
Apogee Enterprises, Inc.	27,904	343,219
Briggs & Stratton Corp.	19,887	265,293
Baldor Electric Co.	9,913	235,830
Consolidated Graphics, Inc.*	10,573	184,182
Barnes Group, Inc.	13,302	158,161
Standard Register Co.	46,170	150,514
C&D Technologies, Inc.*	68,469	136,938
Wabash National Corp.	98,487	68,941

Total Industrials		5,326,017

MATERIALS 2.8%
Neenah Paper, Inc.	71,862	633,104
Quaker Chemical Corp.	30,960	411,458
Myers Industries, Inc.	36,040	299,853
PolyOne Corp.*	97,738	264,870
A. Schulman, Inc.	16,818	254,120
Buckeye Technologies, Inc.*	53,332	239,461

Total Materials		2,102,866

CONSUMER STAPLES 1.5%
Andersons, Inc.	24,075	720,805
Great Atlantic & Pacific Tea Company, Inc*	90,775	385,794

Total Consumer Staples		1,106,599

UTILITIES 1.0%
Atmos Energy Corp.	10,983	275,014
Central Vermont Public Service Corp.	8,648	156,529
UIL Holding Corp.	6,788	152,391

		Market
	Shares	Value

CH Energy Group, Inc.	3,140	$146,638

Total Utilities		730,572

TELECOMMUNICATION SERVICES 0.3%
Iowa Telecommunications Services, Inc.	11,896	148,819
Fairpoint Communications, Inc.	152,253	91,352

Total Telecommunication Services		240,171

Total Common Stocks
(Cost $52,773,768)		74,196,699

	Face
	Amount

REPURCHASE AGREEMENTS † 0.7%
Mizuho Financial Group, Inc. issued 06/30/09 at 0.01% due 07/01/09	280,989	280,989
HSBC Group issued 06/30/09 at 0.01% due 07/01/09	131,470	131,470
Morgan Stanley issued 06/30/09 at 0.00% due 07/01/09	100,793	100,793

Total Repurchase Agreements
(Cost $513,252)		513,252

Total Investments 100.1%
(Cost $53,287,020)		$74,709,951

Liabilities in Excess of Other Assets – (0.1)%		$(146,801)

Net Assets – 100.0%		$74,563,150

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

 2

STRENGTHENING DOLLAR 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS † 95.5%
Mizuho Financial Group, Inc. issued 06/30/09 at 0.01% due 07/01/09	12,559,013	$12,559,013
HSBC Group issued 06/30/09 at 0.01% due 07/01/09	5,876,151	5,876,151
Morgan Stanley issued 06/30/09 at 0.00% due 07/01/09	4,505,050	4,505,050
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09*	1,466,199	1,466,199

Total Repurchase Agreements
(Cost $24,406,413)		24,406,413

Total Investments 95.5%
(Cost $24,406,413)		$24,406,413

Other Assets in Excess of Liabilities – 4.5%		$1,142,431

Net Assets – 100.0%		$25,548,844

		Unrealized
	Contracts	Gain (Loss)

Currency Futures Contracts Purchased
September 2009 U.S. Dollar Currency Index Futures Contracts
(Aggregate Market Value of Contracts $44,266,750)	550	(405,982)

	Units

Currency Index Swap Agreement
Goldman Sachs International August 2009 U.S. Dollar Index
Swap, Terminating 08/27/09†† (Notional Market Value of Contracts $6,665,615)	82,970	59,339

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

*	All or a portion of this security is pledged as currency index swap collateral at June 30, 2009.

 1

TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

COMMON STOCKS 99.5%

Microsoft Corp.	59,775	$1,420,852
Apple, Inc.*	7,435	1,058,967
International Business Machines Corp.	9,853	1,028,850
Oracle Corp.	44,085	944,301
Cisco Systems, Inc.*	50,264	936,921
Google, Inc. — Class A*	2,140	902,203
Hewlett-Packard Co.	22,843	882,882
Intel Corp.	51,872	858,482
Qualcomm, Inc.	17,611	796,017
Nokia Oyj — SP ADR	43,954	640,849
SAP AG — SP ADR	15,470	621,739
Taiwan Semiconductor
Manufacturing Company Ltd. — SP ADR	64,793	609,702
Canon, Inc. — SP ADR	18,264	594,128
Research In Motion Ltd.*	7,972	566,411
Dell, Inc.*	37,219	511,017
Texas Instruments, Inc.	23,337	497,078
Telefonaktiebolaget LM Ericsson — SP ADR	49,484	483,954
Visa, Inc.	7,531	468,880
Infosys Technologies Ltd. — SP ADR	12,454	458,058
EMC Corp*	34,584	453,050
Corning, Inc.	28,189	452,715
Accenture Ltd. — Class A	13,146	439,865
eBay, Inc.*	25,627	438,991
Yahoo!, Inc.*	26,954	422,100
Activision Blizzard Inc.*	31,318	395,546
Automatic Data Processing, Inc.	10,359	367,123
Motorola, Inc.	55,110	365,379
Adobe Systems, Inc.*	12,796	362,127
MasterCard, Inc.	2,059	344,491
Juniper Networks, Inc.*	14,493	342,035
Applied Materials, Inc.	29,397	322,485
Broadcom Corp. — Class A*	11,983	297,059
Symantec Corp.*	18,903	294,131
Western Union Co.	17,870	293,068
Intuit, Inc.*	9,930	279,629
ASML Holding NV	12,755	276,146
Tyco Electronics Ltd.	14,771	274,593
Baidu.com — SP ADR*	882	265,561
Cognizant Technology Solutions Corp. — Class A*	9,802	261,713
CA, Inc.	14,948	260,544
Fiserv, Inc.*	5,592	255,554
Analog Devices, Inc.	10,247	253,921
Agilent Technologies, Inc.*	12,474	253,347

		Market
	Shares	Value

Paychex, Inc.	10,012	$252,302
Marvell Technology Group Ltd.*	21,472	249,934
Electronic Arts, Inc.*	11,231	243,937
Computer Sciences Corp.*	5,463	242,011
AU Optronics Corp. — SP ADR	24,871	240,751
Seagate Technology	22,770	238,174
McAfee, Inc.*	5,547	234,028
Western Digital Corp.*	8,717	231,000
Citrix Systems, Inc.*	7,239	230,852
Sun Microsystems, Inc.*	24,800	228,656
NetApp, Inc.*	11,515	227,076
Xerox Corp.	33,935	219,899
BMC Software, Inc.*	6,435	217,439
NVIDIA Corp.*	19,035	214,905
Teradata Corp.*	8,934	209,324
Xilinx, Inc.	9,945	203,475
Linear Technology Corp.	8,636	201,651
Amphenol Corp.	6,345	200,756
Amdocs, Ltd.*	8,903	190,969
MEMC Electronic Materials, Inc.*	10,637	189,445
Altera Corp.	11,503	187,269
Check Point Software Technologies Ltd.*	7,979	187,267
Autodesk, Inc.*	9,535	180,974
Salesforce.com, Inc.*	4,727	180,430
Micron Technology, Inc.*	35,460	179,428
KLA-Tencor Corp.	7,052	178,063
Red Hat, Inc.*	8,839	177,929
Microchip Technology, Inc.	7,846	176,927
SAIC, Inc.*	9,490	176,039
Fidelity National Information Services, Inc.	8,694	173,532
ON Semiconductor Corp.*	24,710	169,511
Ingram Micro, Inc. — Class A*	9,515	166,512
Harris Corp.	5,775	163,779
Affiliated Computer Services, Inc. — Class A*	3,675	163,243
VeriSign, Inc.*	8,768	162,033
Avnet, Inc.*	7,691	161,742
F5 Networks, Inc.*	4,630	160,152
Global Payments, Inc.	4,269	159,917
Mettler-Toledo International, Inc.*	2,070	159,700
Flir Systems, Inc.*	7,050	159,048
Lam Research Corp.*	6,060	157,560
Genpact Ltd.*	13,291	156,169
SanDisk Corp.*	10,496	154,186
Equinix, Inc.*	2,105	153,118
ANSYS, Inc.*	4,910	152,996

 1

TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

Metavante Technologies, Inc.*	5,890	$152,315
Akamai Technologies, Inc.*	7,901	151,541
National Semiconductor Corp.	11,802	148,115
Nuance Communications, Inc.*	12,200	147,498
Cree, Inc.*	4,988	146,597
Arrow Electronics, Inc.*	6,746	143,285
Hewitt Associates, Inc.*	4,760	141,753
Synopsys, Inc.*	7,205	140,570
Trimble Navigation Ltd.*	6,932	136,075
Total System Services, Inc.	10,144	135,828
FactSet Research Systems Inc.	2,698	134,549
Alliance Data Systems Corp.*	3,259	134,238
Sybase, Inc.*	4,234	132,694
Lender Processing Services, Inc.	4,760	132,185
IAC/InterActiveCorp*	7,741	124,243
VMware, Inc.*	4,510	122,988

Broadridge Financial Solutions, Inc.	7,400	122,692

Total Common Stocks
(Cost $27,854,897)		33,263,738

REPURCHASE AGREEMENTS † 0.6%
Credit Suisse Group issued 06/30/09 at .02% due 07/01/09	205,071	205,071

Total Repurchase Agreements (Cost $205,072)		205,071

Total Investments 100.1% (Cost $28,059,969)		$33,468,809

Liabilities in Excess of Other Assets – (0.1)%		$(38,369)

Net Assets – 100.0%		$33,430,440

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

ADR American Depository Receipt

 2

TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

COMMON STOCKS 104.2%

AT&T, Inc.	68,440	$1,700,050
Cisco Systems, Inc.*	82,752	1,542,497
Verizon Communications, Inc.	43,360	1,332,453
Qualcomm, Inc.	29,006	1,311,071
Vodafone Group PLC — SP ADR	67,257	1,310,839
America Movil SAB de CV — SP ADR	25,453	985,540
Nokia Oyj — SP ADR	59,660	869,843
Deutsche Telekom AG — SP ADR	72,646	857,223
Research In Motion Ltd.*	11,775	836,614
Corning, Inc.	46,410	745,345
Motorola, Inc.	104,359	691,900
Sprint Nextel Corp.*	134,913	648,931
Juniper Networks, Inc.*	27,437	647,513
Telefonaktiebolaget LM Ericsson — SP ADR	60,967	596,257
American Tower Corp. — Class A*	18,326	577,819
Qwest Communications International, Inc.	115,304	478,512
Crown Castle International Corp.*	18,608	446,964
Embarq Corp.	10,531	442,934
Brocade Communications Systems, Inc.*	45,915	359,055
NII Holdings, Inc. — Class B*	17,699	337,520
Tele Norte Leste Participacoes SA — ADR	21,853	324,954
MetroPCS Communications, Inc.*	24,274	323,087
Windstream Corp.	38,034	317,964
Harris Corp.	11,152	316,271
CenturyTel, Inc.	10,276	315,473
Level 3 Communications, Inc.*	207,805	313,785
F5 Networks, Inc.*	8,934	309,027
SBA Communications Corp.*	11,377	279,192
Tellabs, Inc.*	46,809	268,215
U.S. Cellular Corp.*	6,787	260,960
Leap Wireless International, Inc. — Class B*	7,803	256,953
Frontier Communications Corp.	34,683	247,637

Total Common Stocks (Cost $16,134,102)		20,252,398

Market
Value

Total Investments 104.2% (Cost $16,134,102)	$20,252,398

Liabilities in Excess of Other Assets – (4.2)%	$(810,341)

Net Assets – 100.0%	$19,442,057

*	Non-Income Producing Security.

ADR – American Depository Receipt

 1

TRANSPORTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

COMMON STOCKS 99.1%

United Parcel Service, Inc. — Class B	5,071	$253,499
Union Pacific Corp.	4,850	252,491
Burlington Northern Santa Fe Corp.	3,392	249,448
Canadian National Railway Co.	5,224	224,423
FedEx Corp.	3,740	208,019
CSX Corp.	5,931	205,391
Norfolk Southern Corp.	5,039	189,819
CH Robinson Worldwide, Inc.	2,959	154,312
Expeditors International of Washington, Inc.	4,206	140,228
J.B. Hunt Transport Services, Inc.	3,846	117,418
Southwest Airlines Co.	17,211	115,830
Con-way Inc.	2,945	103,988
Hertz Global Holdings, Inc.*	12,594	100,626
Delta Air Lines, Inc.*	16,569	95,935
Kirby Corp.*	2,837	90,188
Landstar System, Inc.	2,326	83,527
Ryder System, Inc.	2,919	81,499
Copa Holdings SA	1,960	80,007
Old Dominion Freight Line, Inc.*	2,364	79,359
Werner Enterprises, Inc.	4,317	78,224
Kansas City Southern*	4,741	76,378
Knight Transportation, Inc.	4,544	75,203
Heartland Express, Inc.	4,880	71,834
Alexander & Baldwin, Inc.	2,671	62,608
UTI Worldwide, Inc.*	5,490	62,586
Genesee & Wyoming, Inc. — Class A*	2,316	61,397
DryShips Inc.	10,590	61,210
JetBlue Airways Corp.*	13,746	58,695
AMR Corp.*	14,410	57,928
Continental Airlines, Inc. — Class B*	5,863	51,946
Allegiant Travel Co.*	1,230	48,757
UAL Corp.*	10,014	31,945

Total Common Stocks (Cost $2,243,048)		3,624,718

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS † 0.4%
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09	14,721	$14,721

Total Repurchase Agreements (Cost $14,721)		14,721

Total Investments 99.5% (Cost $2,257,769)		$3,639,439

Other Assets in Excess of Liabilities – 0.5%		$20,029

Net Assets – 100.0%		$3,659,468

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

 1

U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

	Face	Market
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES 78.7%
Farmer Mac**
.60% due 06/11/10	$26,200,000	$26,049,350
Farmer Mac**
1.90% due 07/06/09	20,000,000	19,994,722
Fannie Mae***
1.70% due 09/01/09	50,000,000	49,853,611
Farmer Mac**
1.70% due 09/25/09	25,000,000	24,898,472
Federal Home Loan Bank**
.01% due 07/01/09	500,000,000	500,000,000
.81% due 12/23/09	50,000,000	49,803,125
.62% due 12/30/09	25,000,000	24,921,639
Federal Home Loan Bank **
.20% due 08/04/09	25,000,000	24,995,278
Federal Farm 10/15/09**
.27% due 10/15/09	25,000,000	24,980,125
Federal Home Loan Bank**
.60% due 01/07/10	25,000,000	24,920,833
Federal Home Loan Bank**
.75% due 02/09/10	12,000,000	11,944,250
Federal Home Loan Bank**
.42% due 02/12/10	50,000,000	49,868,167
Federal Home Loan Bank**
1.05% due 03/16/10	25,000,000	24,811,875
Federal Home Loan Bank**
.15% due 07/21/09	50,000,000	49,995,833
Federal Home Loan Bank**
.55% due 07/29/09	10,000,000	9,995,722
Federal Home Loan Bank**
.55% due 07/31/09	20,227,000	20,217,729
Federal Home Loan Bank**
.57% due 08/17/09	50,000,000	49,962,792
Federal Home Loan Bank**
.56% due 08/26/09	25,000,000	24,978,222
Federal Home Loan Bank**
.59% due 09/02/09	50,000,000	49,948,375
Federal Home Loan Bank**
.80% due 12/08/09	50,000,000	49,822,222
Fannie Mae***
1.38% due 07/27/09	49,000,000	48,951,163
Fannie Mae***
.20% due 09/21/09	25,000,000	24,988,611
Fannie Mae***
.25% due 10/01/09	25,000,000	24,984,028
Fannie Mae***
.30% due 12/23/09	25,000,000	24,963,542
Freddie Mac**
1.00% due 02/11/10	20,000,000	19,995,069
.73% due 02/08/10	10,000,000	9,954,983

	Face	Market
	Amount	Value

Freddie Mac***
1.30% due 07/07/09	$50,000,000	$49,989,167
Freddie Mac***
.60% due 09/21/09	25,000,000	24,965,833
Freddie Mac***
.20% due 10/05/09	75,000,000	74,962,667
Resolution Funding Strip
07/15/09
3.75% due 07/15/09	22,995,000	22,989,212

Total Federal Agency Discount Notes (Cost $1,435,884,278)		1,438,706,617

REPURCHASE AGREEMENTS † 20.5%
Mizuho Financial Group, Inc. issued 06/30/09 at 0.01% due 07/01/09	213,907,512	213,907,512
HSBC Group issued 06/30/09 at 0.01% due 07/01/09	91,189,643	91,189,643
Morgan Stanley issued 06/30/09 at 0.00% due 07/01/09	69,912,059	69,912,059

Total Repurchase Agreements (Cost $375,009,214)		375,009,214

Total Investments 99.2% (Cost $1,810,893,492)		$1,813,715,831

Liabilities in Excess of Other Assets – .8%		$14,222,780

Net Assets – 100.0%		$1,827,938,611

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

**	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

***	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

 1

UTILITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

		Market
	Shares	Value

COMMON STOCKS 99.6%

Exelon Corp.	21,333	$1,092,463
FPL Group, Inc.	16,018	910,783
Southern Co.	28,894	900,337
Dominion Resources, Inc.	25,209	842,485
Duke Energy Corp.	54,233	791,259
Public Service Enterprise Group, Inc.	23,665	772,189
Entergy Corp.	9,739	754,967
American Electric Power Company, Inc.	23,945	691,771
PG&E Corp.	17,585	675,967
PPL Corp.	20,109	662,793
AES Corp.*	55,923	649,266
Sempra Energy	13,071	648,714
Progress Energy, Inc.	16,100	609,063
Edison International	19,218	604,598
FirstEnergy Corp.	15,598	604,423
Consolidated Edison, Inc.	15,147	566,801
NRG Energy, Inc.*	20,885	542,175
Xcel Energy, Inc.	27,862	512,939
Constellation Energy Group, Inc.	16,706	444,045
Ameren Corp.	17,395	432,962
DTE Energy Co.	13,529	432,928
Calpine Corp.*	38,791	432,520
Questar Corp.	13,527	420,825
Wisconsin Energy Corp.	9,618	391,549
EQT CORP	11,097	387,396
Allegheny Energy, Inc.	14,460	370,899
Northeast Utilities	16,480	367,669
SCANA Corp.	11,146	361,911
CenterPoint Energy, Inc.	32,573	360,909
MDU Resources Group, Inc.	18,469	350,357
Oneok, Inc.	11,503	339,223
NSTAR	10,544	338,568
Energen Corp.	8,377	334,242
NiSource, Inc.	28,640	333,942
Pepco Holdings, Inc.	24,459	328,729
Pinnacle West Capital Corp.	10,878	327,972
Alliant Energy Corp.	12,292	321,190
National Fuel Gas Co.	8,872	320,102
American Water Works Company, Inc.	16,671	318,583
OGE Energy Corp.	11,122	314,975
UGI Corp.	12,204	311,080
TECO Energy, Inc.	25,341	302,318
NV Energy, Inc.	27,587	297,664
AGL Resources, Inc.	9,322	296,440
CMS Energy Corp.	24,487	295,803

		Market
	Shares	Value

DPL, Inc.	12,644	$292,961
Integrys Energy Group, Inc.	9,738	292,043
Mirant Corp.*	18,368	289,112
Atmos Energy Corp.	11,102	277,994
ITC Holdings Corp.	6,084	275,970
Ormat Technologies, Inc.	6,790	273,705
Aqua America, Inc.	15,172	271,579
Westar Energy, Inc.	14,001	262,799
Vectren Corp.	11,213	262,721
Hawaiian Electric Industries, Inc.	13,574	258,720
Great Plains Energy, Inc.	16,055	249,655
New Jersey Resources Corp.	6,485	240,204
Piedmont Natural Gas Co.	9,636	232,324
Nicor, Inc.	6,706	232,162
WGL Holdings, Inc.	7,124	228,110
Cleco Corp.	9,398	210,703

Total Common Stocks (Cost $21,502,930)		26,518,556

	Face
	Amount

REPURCHASE AGREEMENTS † 1.6%
Credit Suisse Group issued
06/30/09 at 0.02% due 07/01/09	423,702	423,702

Total Repurchase Agreements (Cost $423,702)		423,702

Total Investments 101.2% (Cost $21,926,632)		$26,942,258

Liabilities in Excess of Other Assets – (1.2)%		$(305,946)

Net Assets – 100.0%		$26,636,312

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S.

Government Agencies.

 1

WEAKENING DOLLAR 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS † 98.4%
Mizuho Financial Group, Inc. issued 06/30/09 at 0.01% due 07/01/09	48,567,947	$48,567,947
HSBC Group issued 06/30/09 at 0.01% due 07/01/09	22,724,127	22,724,127
Morgan Stanley issued 06/30/09 at 0.00% due 07/01/09	17,421,831	17,421,831
Credit Suisse Group issued 06/30/09 at 0.02% due 07/01/09*	10,652,417	10,652,417

Total Repurchase Agreements (Cost $99,366,322)		99,366,322

Total Investments 98.4% (Cost $99,366,322)		$99,366,322

Liabilities in Excess of Other Assets – 1.6%		$1,657,927

Net Assets – 100.0%		$101,024,249

		Unrealized
	Contracts	Gain

Currency Futures Contracts Sold Short
September 2009 U.S. Dollar
Currency Index Futures
Contracts (Aggregate Market Value of Contracts $132,800,250)	1,650	1,265,177

(Total Aggregate Market Value of Contracts $132,800,250)		$1,265,177

	Units

Currency Index Swap Agreements
Goldman Sachs International August 2009 U.S. Dollar Index
Swap, Terminating 08/27/09 (Notional Market Value of Contracts $69,666,969)	867,174	171,145

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

*	All or a portion of this security is pledged as currency index swap collateral at June 30, 2009.

 1

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
Listed options held by the Trust are valued at their last bid price for twice a day pricing or the Official Settlement Price listed by the exchange. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-Counter options held by the Trust are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.
The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act. Debt securities in a non 2a-7 money market fund with a maturity greater than 60 days are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, securities are valued at the reported bid price, at the close of business. Debt securities, with a maturity of 60 days or less are valued at amortized cost, which approximates market value.
Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, usually 4:00 p.m. on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.
The value of domestic equity index and credit default swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.
The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the price at which orders are being filled at the close of the NYSE. In the event that no order is filled at 4:00 p.m., the security dealer provides a fair value quote at which the swap agreement is valued. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Structured notes are valued in accordance with the terms of their agreement at the value of the underlying index close, usually 4:00 p.m., adjusted for any interest accruals and financing charges. If the securities comprising the underlying index cease trading before a Fund’s close of business, the index will be fair valued with the use of an appropriate market indicator.
Investments, for which market quotations are not readily available, are fair valued as determined in good faith by Rydex Investments under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.
B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.
C. Net investment income is computed and dividends are declared daily in the Government Long Bond 1.2x Strategy Fund and the U.S. Government Money Market Fund. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions of net investment income in the remaining Funds, if any, and distributions of net realized capital gains in all Funds, if any, are declared at least annually and are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.
D. When a Fund engages in a short sale of an equity or fixed income security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and records this as an expense. Short dividends or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.
E. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, that Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, that Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, that Fund will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security purchased by that Fund upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if a Fund enters into a closing purchase transaction, that Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold). The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised.
F. There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. The Trust may enter into stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
G. There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid. Although the Trust will not enter into any swap agreement unless Rydex Investments believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Trust may enter into domestic equity index and domestic currency index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, equity index or domestic currency index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index or domestic currency index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. The swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gain/loss to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Fund’s exposure to the counterparty.
There are several risks associated with credit default swaps. Credit default swaps involve the exchange of a fixed-rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor,” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. A Fund may enter into credit default swaps in which that Fund or its counterparty acts as guarantor. By acting as the guarantor of a swap, that Fund assumes the market and credit risk of the underlying instrument, including liquidity and loss of value. The Trust may enter into credit default swap agreements where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Upfront payments received or made by a Fund, are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gain/loss to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Fund’s exposure to the counterparty.
H. The Trust may invest in structured notes, which are over-the-counter contracts linked to the performance of an underlying benchmark such as interest rates, equity markets, equity indices, commodities indices, corporate credits or foreign exchange markets. A structured note is a type of bond in which an issuer borrows money from investors and pays back the principal, adjusted for performance of the underlying benchmark, at a specified maturity date. In addition, the contract may require periodic interest payments. Structured notes are used to obtain exposure to a market without owning or taking physical custody of securities or commodities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Coupon payments are recorded as income while net payments are recorded as net realized gains or losses.
I. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.
J. The Trust may enter into forward currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the corresponding unrealized gain or loss on the contracts, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. At June 30, 2009, none of the Funds held forward currency contracts.
K. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity. The Funds may also purchase American Depository Receipts, U.S. Government securities, and enter into repurchase agreements.
Effective January 1, 2008, the Trust adopted Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.
Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:
Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the fund’s net assets as of June 30, 2009:

•	For shareholders of a Fund, the Program provides a guarantee for the lesser of (a) the number of Fund shares owned by the shareholder as of the close of business on September 19, 2008, or (b) the number of Fund shares owned by the shareholder on the date of a Guarantee Event.

•	The total amount of coverage available for all participants in the Program is limited to the amount of funds available under the Federal Exchange Stabilization Fund at the time of a Guarantee Event (currently approximately $50 billion).

•	In order to recover, a Guarantee Event must occur during the term of the Program.
Fund shares acquired by investors after September 19, 2008 that increase the number of Fund shares the investor held as of the close of business of September 19, 2008 are not eligible for protection under the Program. In addition, Fund shares acquired by investors who did not hold Fund shares as of the close of business on September 19, 2008 are not eligible for protection under the Program.
Participation in the initial three months of the Program required a payment to the Treasury in the amount of .01% of the value of all shares outstanding as of September 19, 2008. Continued participation in the Program through April 30, 2009 required an additional payment to the Treasury in the amount of .015% of the value of all shares outstanding as of September 19, 2008, which were both paid by the Fund. The Secretary extended the Program through the close of business of September 18, 2009 but the Fund considered not to participate past the April 30, 2009 extension.
New Accounting Pronouncements
In March 2008, the FASB issued FAS 161, “Disclosures about Derivative Instruments and Hedging Activities.” The new requirement is intended to improve disclosures around an entity’s derivatives activity and help investors understand how entities use derivatives, how they are accounted for and how they affect the financial position and operations of that entity. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management has evaluated the impact of FAS 161 and there is no impact on the Funds’ financial statement disclosure.
Name Changes
Effective May 1, 2009, the Absolute Return Strategies Fund, the International Rotation Fund, and the Sector Rotation Fund, changed their Fund names to Multi-Hedge Strategies Fund, International Opportunity Fund, and All-Cap Opportunity Fund, respectively. The name change did not have any impact on the Funds’ investment objectives, tickers and CUSIPS.
Fund Merger
Effective May 29, 2009, the Hedged Equity Fund merged into the Multi-Hedge Strategies Fund. The two Funds pursue similar investment objectives, possess similar fee structures and are managed by the same portfolio management team. The reorganization was structured in a way in which it would not be a taxable event for shareholders.
Subsequent Events
Management has evaluated events or transactions that may have occurred since June 30, 2009, that would merit recognition or disclosure in the financial statements. This evaluation was completed through August 21, 2009, the data the financial statements were available to be issued and there were no events or transactions to be reported.

	Level 1	Level 1	Level 2	Level 2
	Investments	Other Financial	Investments	Other Financial
Fund	In Securities	Instruments*	In Securities	Instruments*	Total

Assets
Nova Fund	$59,925,090	$—	$—	$—	$59,925,090
S&P 500 Fund	150,975,128	—	—	94,595	151,069,723
Inverse S&P 500 Strategy Fund	128,248,159	—	99,971,950	3,477,765	231,697,874
NASDAQ-100® Fund	474,325,713	286,586	—	—	474,612,299
Inverse NASDAQ-100® Strategy Fund	30,284,864	—	—	141,888	30,426,752
Mid-Cap 1.5x Strategy Fund	18,458,603	—	—	25,981	18,484,584
Inverse Mid-Cap Strategy Fund	3,803,205	38,737	—	5,207	3,847,149
Russell 2000® 1.5x Strategy Fund	17,023,554	—	—	—	17,023,554
Russell 2000® Fund	12,677,347	4,784	—	59,760	12,741,891
Inverse Russell 2000® Strategy Fund	31,784,778	48,176	—	25,856	31,858,810
Government Long Bond 1.2x Strategy Fund	415,292,045	1,760,586	—	—	417,052,631
Inverse Government Long Bond Strategy Fund	91,575,271	14,319,052	498,842,503	—	604,736,826
High Yield Strategy Fund	14,077,170	—	—	1,206,134	15,283,304
Inverse High Yield Strategy Fund	16,851,176	—	—	—	16,851,176
Europe 1.25x Strategy Fund	9,817,281	—	—	46,074	9,863,355
Japan 2x Strategy Fund	6,566,911	—	—	274,811	6,841,722
S&P SmallCap 600 Pure Value Fund	74,709,951	—	—	—	74,709,951
S&P MidCap 400 Pure Value Fund	4,337,541	—	—	—	4,337,541
S&P 500 Pure Value Fund	8,265,698	—	—	—	8,265,698
S&P SmallCap 600 Pure Growth Fund	16,657,785	—	—	—	16,657,785
S&P MidCap 400 Pure Growth Fund	76,989,201	—	—	—	76,989,201
S&P 500 Pure Growth Fund	12,450,300	—	—	—	12,450,300
U.S. Government Money Market Fund	375,009,214	—	1,438,706,617	—	1,813,715,831

Liabilities
Nova Fund	—	134,960	—	237,203	372,163
S&P 500 Fund	—	10,021	—	—	10,021
Inverse S&P 500 Strategy Fund	—	306,009	—	—	306,009
NASDAQ-100® Fund	—	—	—	1,579	1,579
Inverse NASDAQ-100® Strategy Fund	—	234,185	—	—	234,185
Mid-Cap 1.5x Strategy Fund	—	9,896	—	154,936	164,832
Inverse Mid-Cap Strategy Fund	—	—	—	4,405	4,405
Russell 2000® 1.5x Strategy Fund	—	11,390	—	177,264	188,654
Russell 2000® Fund	—	—	—	1,183	1,183
Inverse Russell 2000® Strategy Fund	—	—	—	12,150	12,150
Government Long Bond 1.2x Strategy Fund	—	—	—	—	—
Inverse Government Long Bond Strategy Fund	—	—	—	—	—
High Yield Strategy Fund	—	19,578	—	—	19,578
Inverse High Yield Strategy Fund	—	72,586	—	344,380	416,966
Europe 1.25x Strategy Fund	—	—	—	—	—
Japan 2x Strategy Fund	—	—	—	—	—
S&P SmallCap 600 Pure Value Fund	—	—	—	—	—
S&P MidCap 400 Pure Value Fund	—	—	—	—	—
S&P 500 Pure Value Fund	—	—	—	—	—
S&P SmallCap 600 Pure Growth Fund	—	—	—	—	—
S&P MidCap 400 Pure Growth Fund	—	—	—	—	—
S&P 500 Pure Growth Fund	—	—	—	—	—
U.S. Government Money Market Fund	—	—	—	—	—

*	Other financial instruments may include forward foreign currency contracts, futures and/or swaps, which are reported as unrealized gain/loss at period end.

	Level 1	Level 2	Level 3
	Investments	Investments	Investments
Fund	In Securities	In Securities	In Securities	Total

Assets
Banking Fund	$8,440,398	$—	$—	$8,440,398
Basic Materials Fund	41,700,162	—	—	41,700,162
Biotechnology Fund	113,695,377	—	—	113,695,377
Consumer Products Fund	29,659,261	—	—	29,659,261
Electronics Fund	20,932,989	—	—	20,932,989
Energy Fund	53,080,088	—	—	53,080,088
Energy Services Fund	68,249,443	—	—	68,249,443
Financial Services Fund	17,929,130	—	—	17,929,130
Health Care Fund	28,334,384	—	—	28,334,384
Internet Fund	78,857,625	—	—	78,857,625
Leisure Fund	2,724,283	—	—	2,724,283
Precious Metals Fund	241,730,966	—	—	241,730,966
Retailing Fund	5,609,229	—	—	5,609,229
Technology Fund	33,468,809	—	—	33,468,809
Telecommunications Fund	20,252,398	—	—	20,252,398
Transportation Fund	3,639,439	—	—	3,639,439
Utilities Fund	26,942,258	—	—	26,942,258

	Level 1	Level 1	Level 2	Level 2
	Investments	Other Financial	Investments	Other Financial
Fund	In Securities	Instruments*	In Securities	Instruments*	Total

Assets
Global 130/30 Strategy Fund	$17,983,682	$—	$—	$—	$17,983,682
All-Cap Opportunity Fund	182,718,870	—	—	—	182,718,870
Multi-Hedge Strategies Fund	130,317,923	—	—	153,675	130,471,598
Alternative Strategies Allocation Fund	36,347,205	—	—	—	36,347,205
Commodities Strategy Fund	53,991,045	—	40,312,152	—	94,303,197
Global Market Neutral Fund	17,356,005	—	—	—	17,356,005
International Opportunity Fund	12,719,352	—	—	211,484	12,930,836
Real Estate Fund	6,311,995	—	—	—	6,311,995
Strengthening Dollar 2x Strategy Fund	24,406,413	—	—	59,339	24,465,752
Weakening Dollar 2x Strategy Fund	99,366,322	—	—	1,436,322	100,802,644

Liabilities
Global 130/30 Strategy Fund	4,087,503	—	—	—	4,087,503
All-Cap Opportunity Fund	—	—	—	—	—
Multi-Hedge Strategies Fund	35,216,321	189,957	—	—	35,406,278
Alternative Strategies Allocation Fund	—	—	—	—	—
Commodities Strategy Fund	—	—	—	—	—
Global Market Neutral Fund	16,130,169	—	—	—	16,130,169
International Opportunity Fund	—	—	—	—	—
Real Estate Fund	—	—	—	—	—
Strengthening Dollar 2x Strategy Fund	—	—	—	405,982	405,982
Weakening Dollar 2x Strategy Fund	—	—	—	—	—

*	Other financial instruments may include forward foreign currency contracts, futures and/or swaps, which are reported as unrealized gain/loss at period end.

	Level 1	Level 2	Level 3
	Investments	Investments	Investments
Fund	In Securities	In Securities	In Securities	Total

Assets
Essential Portfolio Conservative Fund	$11,946,270	$—	$—	$11,946,270
Essential Portfolio Moderate Fund	33,913,973	—	—	33,913,973
Essential Portfolio Aggressive Fund	14,282,401	—	—	14,282,401

In April 2009, FASB issued FASB Staff Position FSP FAS 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”), which provides additional guidance when the volume and level of activity for the asset or liability measured at fair value have significantly decreased. Additionally, FAS 157-4 amends FASB Statement No. 157, Fair Value Measurements, expanding disclosure requirements by reporting entities surrounding the major categories of assets and liabilities carried at fair value. FAS 157-4 is effective for interim and annual periods ending after June 15, 2009. Management has evaluated the impact of adopting of FAS 157-4 on the Funds and has determined that there is no impact to the financial statement disclosures.
Transactions in options written during the period ended June 30, 2009, were as follows:

	Multi-Hedge Strategies
	Fund
	Number of	Premiums
	Contracts	Received

Options outstanding at March 31, 2009	0	$—
Options written	8,688	1,203,391
Options terminated in closing purchase transactions	(4,261)	(741,027)
Options expired	0
Options exercised	(166)	(7,304)

Options outstanding at June 30, 2009	4,261	$455,060
U.S. Government Money Market Fund (the “Fund”) had filed a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).
Under the Program, the Treasury will guarantee the share price of shares of the Fund held by shareholders as of September 19, 2008 at $1.00 per share if the Fund’s net asset value per share falls below $0.995 (a “Guarantee Event”) and the Fund liquidates. Recovery under the Program is subject to certain conditions and limitations, including the following:

Item 2. Controls and Procedures.
(a) Based on their evaluation on August 27, 2009, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Series Funds (the “Trust”) believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Investments (“RI”), the investment advisor and manager of the Trust, or Rydex Distributors, Inc. (“RD”), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or RI on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report.
There was no fraud, whether or not material, involving officers or employees of RI, RD or the Trust who have a significant role in the Trust’s internal controls, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the Advisor or the officers of the Trust, including its President and Treasurer.
(b) There were no significant changes in the Trust’s or RI’s internal controls over financial reporting, (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

EX.-3(i)
CERTIFICATIONS
I, Mike Byrum, certify that:
1. I have reviewed this report on Form N-Q of Rydex Series Funds;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;
4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;
(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;
(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and
(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):
(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and
(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.
Date: August 27, 2009

/s/ Mike Byrum
Mike Byrum
Vice President

EX.-3(ii)
CERTIFICATIONS
I, Nick Bonos, certify that:
1. I have reviewed this report on Form N-Q of Rydex Series Funds;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;
4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;
(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;
(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and
(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):
(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and
(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.
Date: August 27, 2009

/s/ Nick Bonos
Nick Bonos
Vice President & Treasurer

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Series Funds

By (Signature and Title)*	/s/ Mike Byrum

Mike Byrum, Vice President

Date	August 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mike Byrum

Mike Byrum, Vice President

Date	August 27, 2009

By (Signature and Title)*	/s/ Nick Bonos

Nick Bonos, Vice President & Treasurer

Date	August 27, 2009

* Print the name and title of each signing officer under his or her signature.